UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2011

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

Semi-Annual Report as of November 30, 2011

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Ultra Short Duration Bond Fund

Emerging Markets Debt Fund

Real Return Fund

Dynamic Asset Allocation Fund

Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 14.6%
Apollo Group, Cl A*	0.7%	231,342	$11,215
Bed Bath & Beyond*	0.6	154,250	9,334
CBS, Cl B	0.9	532,840	13,875
Coach	1.1	275,266	17,229
Harley-Davidson	0.6	237,065	8,717
Lowe’s	1.1	728,688	17,496
Macy’s	0.6	262,590	8,490
NIKE, Cl B	1.0	152,875	14,704
Target	0.7	207,864	10,954
Time Warner Cable, Cl A	0.5	138,680	8,387
Other Securities	6.8		104,914

			225,315

Consumer Staples — 8.6%
Costco Wholesale	1.2	218,731	18,658
Mead Johnson Nutrition, Cl A	0.8	170,385	12,840
Philip Morris International	0.9	187,710	14,311
Procter & Gamble	0.7	173,500	11,203
Walgreen	0.5	251,800	8,491
Whole Foods Market (A)	0.6	126,404	8,608
Other Securities	3.9		58,491

			132,602

Energy — 10.2%
Chevron	1.5	230,300	23,680
ConocoPhillips	1.5	324,110	23,116
EOG Resources	0.8	112,600	11,681
Exxon Mobil	1.3	245,900	19,780
FMC Technologies* (A)	0.5	154,963	8,114
Schlumberger	0.6	127,337	9,592
Other Securities	4.0		61,647

			157,610

Financials — 12.0%
Capital One Financial (A)	0.7	261,540	11,680
Citigroup	0.6	345,980	9,507

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.2%	612,910	$18,982
Wells Fargo	0.9	550,700	14,241
Other Securities	8.6		130,366

			184,776

Health Care — 11.8%
Allergan	1.0	177,900	14,894
Amgen (A)	0.9	246,056	14,249
Johnson & Johnson	0.9	214,770	13,900
Merck	0.8	360,400	12,884
Pfizer	1.1	873,900	17,539
Other Securities	7.1		107,657

			181,123

Industrials — 7.8%
Fluor	0.6	167,972	9,208
General Electric	0.9	885,300	14,085
Precision Castparts	0.7	65,104	10,726
Other Securities	5.6		86,332

			120,351

Information Technology — 22.4%
Adobe Systems*	0.8	472,112	12,945
Apple*	2.5	100,446	38,390
Cisco Systems	0.6	495,700	9,240
Google, Cl A*	1.9	48,951	29,341
Intel	1.5	957,759	23,858
International Business Machines	0.7	56,072	10,541
Intuit	0.7	209,950	11,178
Mastercard, Cl A	1.5	60,560	22,683
Oracle	1.0	477,797	14,979
Qualcomm	1.7	478,705	26,233
VeriSign	0.6	263,600	8,851
Visa, Cl A	1.0	150,150	14,560
Other Securities	7.9		122,258

			345,057

Materials — 2.4%
Other Securities	2.4		37,155

Telecommunication Services — 3.3%
American Tower, Cl A*	0.5	136,185	8,035
AT&T (A)	1.0	546,400	15,835
Crown Castle International*	0.6	199,400	8,439
Verizon Communications (A)	1.1	463,562	17,490
Other Securities	0.1		1,224

			51,023

Utilities — 2.2%
Other Securities	2.2		34,111

Total Common Stock (Cost $1,357,817) ($ Thousands)			1,469,123

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.140%†** (B)	6.9%	106,910,118	$106,093

Total Affiliated Partnership (Cost $106,910) ($ Thousands)			106,093

CASH EQUIVALENTS — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†**	3.8	57,971,755	57,972
Other Securities	0.1		1,475

Total Cash Equivalents (Cost $59,447) ($ Thousands)			59,447

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		5,739

Total U.S. Treasury Obligations (Cost $5,739) ($ Thousands)			5,739

Total Investments — 106.5% (Cost $1,529,913) ($ Thousands)			$1,640,402

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	680	Dec-2011	$357
S&P Mid 400 Index E-MINI	66	Dec-2011	79

			$436

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,540,960 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $109,066 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $106,093 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,469,123	$—	$—	$1,469,123
Affiliated Partnership	—	106,093	—	106,093
Cash Equivalents	57,972	1,475	—	59,447
U.S. Treasury Obligations	—	5,739	—	5,739

Total Investments in Securities	$1,527,095	$113,307	$—	$1,640,402

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$436	$—	$—	$436

Total Other Financial Instruments	$436	$—	$—	$436

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 14.7%
Apollo Group, Cl A*	0.9%	55,600	$2,695
Bed Bath & Beyond*	0.9	48,246	2,919
Coach	1.1	52,083	3,260
Johnson Controls	0.8	78,187	2,461
Lowe’s	1.3	162,772	3,908
NIKE, Cl B	1.2	40,055	3,853
Nordstrom	0.7	45,018	2,039
priceline.com*	0.6	3,950	1,919
Staples	0.6	134,300	1,935
Target	0.7	42,161	2,222
Other Securities	5.9		18,969

			46,180

Consumer Staples — 10.1%
Costco Wholesale	1.0	37,991	3,241
Philip Morris International	0.9	37,700	2,874
Walgreen	1.2	111,000	3,743
Wal-Mart Stores	0.6	29,700	1,749
Whole Foods Market	0.7	31,499	2,145
Other Securities	5.7		17,820

			31,572

Energy — 10.0%
Chevron	0.9	28,800	2,961
EOG Resources	0.9	26,650	2,765
Exxon Mobil	2.6	99,700	8,020
Other Securities	5.6		17,459

			31,205

Financials — 7.7%
IntercontinentalExchange*	0.6	15,000	1,826
Other Securities	7.1		22,425

			24,251

Health Care — 14.8%
Allergan	0.8	29,100	2,436
Amgen	0.7	37,579	2,176

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cardinal Health	0.6%	41,300	$1,754
Celgene*	0.8	38,092	2,403
Pfizer	1.4	214,900	4,313
WellPoint	0.6	27,700	1,954
Other Securities	9.9		31,277

			46,313

Industrials — 7.2%
Caterpillar	0.7	21,300	2,085
General Electric	0.8	148,300	2,360
Northrop Grumman	0.6	31,600	1,803
Other Securities	5.1		16,226

			22,474

Information Technology — 21.9%
Adobe Systems*	1.5	165,443	4,536
Apple*	2.0	16,400	6,268
Autodesk*	0.8	73,347	2,499
Automatic Data Processing	0.8	49,900	2,549
Cisco Systems	0.6	96,200	1,793
EMC*	0.7	98,083	2,257
Google, Cl A*	1.1	5,825	3,491
Intel	1.4	181,361	4,518
International Business Machines	1.2	20,500	3,854
Intuit	0.7	38,000	2,023
Mastercard, Cl A	1.3	11,100	4,158
Microsoft	0.9	115,400	2,952
Oracle	0.7	72,232	2,265
Qualcomm	1.9	107,323	5,881
Teradata*	0.6	31,300	1,697
VeriSign	0.7	62,300	2,092
Visa, Cl A	1.1	34,100	3,307
Other Securities	3.9		12,442

			68,582

Materials — 4.1%
Newmont Mining	0.6	28,700	1,977
Other Securities	3.5		11,003

			12,980

Telecommunication Services — 3.3%
American Tower, Cl A*	0.7	38,566	2,275
Crown Castle International*	0.7	47,200	1,998
Verizon Communications	1.5	123,536	4,661
Other Securities	0.4		1,425

			10,359

Utilities — 2.4%
Other Securities	2.4		7,480

Total Common Stock (Cost $290,627) ($ Thousands)			301,396

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Trust	0.5%	10,100	$1,718

Total Exchange Traded Fund (Cost $1,477) ($ Thousands)			1,718

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†**	2.8	8,768,049	8,768

Total Cash Equivalent (Cost $8,768) ($ Thousands)			8,768

U.S. TREASURY OBLIGATIONS (A) — 0.4%
Other Securities	0.4		1,214

Total U.S. Treasury Obligations (Cost $1,214) ($ Thousands)			1,214

Total Investments — 99.9% (Cost $302,086) ($ Thousands)			$313,096

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	80	Dec-2011	$87

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $313,331 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$301,396	$—	$—	$301,396
Exchange Traded Fund	1,718	—	—	1,718
Cash Equivalent	8,768	—	—	8,768
U.S. Treasury Obligations	—	1,214	—	1,214

Total Investments in Securities	$311,882	$1,214	$—	$313,096

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$87	$—	$—	$87

Total Other Financial Instruments	$87	$—	$—	$87

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.2%

Consumer Discretionary — 8.2%
Amazon.com*	0.4%	148,950	$28,642
DIRECTV, Cl A* (A)	0.5	689,897	32,577
Ross Stores	0.4	301,175	26,832
Viacom, Cl B	0.7	1,022,912	45,786
Walt Disney (A)	0.4	796,000	28,537
Other Securities	5.8		397,164

			559,538

Consumer Staples — 9.5%
Coca-Cola	0.6	608,552	40,913
CVS Caremark (A)	0.5	881,628	34,242
PepsiCo	0.5	568,258	36,369
Philip Morris International	0.8	687,361	52,404
Procter & Gamble	0.8	851,024	54,951
Wal-Mart Stores	1.5	1,787,314	105,273
Other Securities	4.8		319,633

			643,785

Energy — 11.4%
Chevron	2.4	1,587,625	163,240
ConocoPhillips (A)	1.3	1,252,459	89,325
Exxon Mobil	2.2	1,841,844	148,158
Halliburton	0.5	931,540	34,281
Occidental Petroleum	0.4	277,961	27,490
Schlumberger	0.9	796,868	60,028
Other Securities	3.7		248,081

			770,603

Financials — 10.9%
ACE	0.4	421,734	29,323
American Express	0.8	1,135,802	54,564
Goldman Sachs Group	0.5	319,826	30,659
JPMorgan Chase	1.4	3,132,011	96,998
Wells Fargo	1.5	3,764,885	97,360
Other Securities	6.3		432,552

			741,456

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.1%
Amgen	1.1%	1,273,179	$73,730
Bristol-Myers Squibb	0.5	1,024,592	33,525
Covidien	0.8	1,142,216	52,028
Gilead Sciences*	0.5	854,341	34,045
Johnson & Johnson	1.1	1,184,269	76,646
Merck	0.7	1,269,862	45,397
Pfizer	1.2	3,945,083	79,178
UnitedHealth Group	0.5	736,526	35,920
Other Securities	4.7		321,283

			751,752

Industrials — 8.6%
Boeing	0.4	406,273	27,907
Caterpillar	0.5	310,181	30,361
General Electric	0.8	3,394,322	54,004
Honeywell International	1.0	1,206,652	65,340
Union Pacific	0.6	379,085	39,201
United Technologies	0.9	770,038	58,985
Other Securities	4.4		309,316

			585,114

Information Technology — 17.8%
Apple*	3.2	572,631	218,860
Baidu ADR*	0.4	203,938	26,714
Cisco Systems	0.9	3,232,186	60,248
Google, Cl A*	1.0	113,551	68,061
Intel	1.5	4,093,729	101,975
International Business Machines (A)	1.9	681,079	128,043
Microsoft	1.3	3,287,776	84,101
Oracle	1.6	3,498,247	109,670
Qualcomm	1.1	1,327,623	72,754
Visa, Cl A (A)	0.7	440,263	42,692
Other Securities	4.2		291,095

			1,204,213

Materials — 3.3%
Freeport-McMoRan Copper & Gold, Cl B	0.6	1,024,985	40,589
Other Securities	2.7		182,137

			222,726

Telecommunication Services — 2.5%
AT&T	1.4	3,292,056	95,404
Verizon Communications	0.6	1,013,011	38,221
Other Securities	0.5		38,850

			172,475

Utilities — 1.9%
Other Securities	1.9		127,324

Total Common Stock (Cost $5,404,739) ($ Thousands)			5,778,986

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 15.2%
SEI LIBOR Plus Portfolio†	9.8%	95,101,742	$664,761
SEI Liquidity Fund, L.P.
0.140%†** (B)	5.4	374,240,510	366,716

Total Affiliated Partnerships (Cost $1,209,816) ($ Thousands)			1,031,477

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†**	3.2	215,321,680	215,322

Total Cash Equivalent (Cost $215,322) ($ Thousands)			215,322

U.S. TREASURY OBLIGATIONS (C) (D) — 1.3%
U.S. Treasury Bills
0.065%, 12/22/11	0.2	$12,947	12,947
0.063%, 06/28/12	0.0	381	381
0.050%, 12/15/11	1.1	70,896	70,895
0.020%, 05/03/12	0.0	2,138	2,138
0.005%, 01/05/12	0.0	2,000	2,000

Total U.S. Treasury Obligations (Cost $88,359) ($ Thousands)			88,361

Total Investments — 104.9% (Cost $6,918,236) ($ Thousands)			$7,114,146

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	2,213	Dec-2011	$1,687
S&P Composite Index	2,694	Dec-2011	57,409

			$59,096

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,780,070 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $382,419 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $366,716 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,778,986	$—	$—	$5,778,986
Affiliated Partnerships	664,761	366,716	—	1,031,477
Cash Equivalent	215,322	—	—	215,322
U.S. Treasury Obligations	—	88,361	—	88,361

Total Investments in Securities	$6,659,069	$455,077	$—	$7,114,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$59,096	$—	$—	$59,096

Total Other Financial Instruments	$59,096	$—	$—	$59,096

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 11.2%
Amazon.com*	0.5%	22,389	$4,305
Comcast, Cl A	0.5	167,325	3,793
Home Depot	0.5	97,015	3,805
McDonald’s	0.8	63,780	6,092
Walt Disney (A)	0.5	114,672	4,111
Other Securities	8.4		68,886

			90,992

Consumer Staples — 10.0%
Altria Group	0.5	127,168	3,648
Coca-Cola	1.0	120,520	8,103
Coca-Cola Enterprises	0.1	20,215	528
CVS Caremark	0.4	82,452	3,203
Kraft Foods, Cl A	0.5	100,315	3,626
PepsiCo	0.8	97,152	6,218
Philip Morris International	1.0	108,468	8,270
Procter & Gamble	1.4	170,074	10,981
Wal-Mart Stores	0.8	108,979	6,419
Other Securities	3.5		29,997

			80,993

Energy — 11.6%
Chevron	1.6	123,102	12,657
ConocoPhillips	0.8	86,876	6,196
Exxon Mobil	3.0	301,242	24,232
Occidental Petroleum	0.6	49,554	4,901
Schlumberger	0.8	83,366	6,280
Other Securities	4.8		39,992

			94,258

Financials — 13.5%
American Express	0.4	63,834	3,067
Bank of America	0.4	618,818	3,366
Berkshire Hathaway, Cl B*	1.1	106,800	8,412
Citigroup	0.6	178,904	4,916
JPMorgan Chase	0.9	242,434	7,508
SEI† (B)	0.0	8,542	144

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.0%	300,066	$7,760
Other Securities	9.1		74,338

			109,511

Health Care — 11.2%
Abbott Laboratories	0.7	95,576	5,214
Amgen	0.4	52,867	3,062
Bristol-Myers Squibb	0.4	103,661	3,392
Johnson & Johnson	1.3	168,009	10,874
Merck	0.8	189,543	6,776
Pfizer	1.2	481,480	9,663
UnitedHealth Group	0.4	65,829	3,211
Other Securities	6.0		48,608

			90,800

Industrials — 10.6%
3M	0.4	43,146	3,496
Boeing	0.4	44,891	3,084
Caterpillar	0.5	39,088	3,826
General Electric	1.3	646,123	10,280
Union Pacific	0.4	29,816	3,083
United Parcel Service, Cl B	0.4	44,641	3,203
United Technologies	0.5	55,866	4,279
Other Securities	6.7		54,360

			85,611

Information Technology — 18.2%
Apple*	2.7	56,523	21,603
Cisco Systems	0.8	337,927	6,299
Google, Cl A*	1.2	15,444	9,257
Hewlett-Packard	0.4	120,701	3,374
Intel	1.0	323,358	8,055
International Business Machines	1.7	74,198	13,949
Microsoft	1.4	454,600	11,629
Oracle	0.9	235,767	7,391
Qualcomm	0.7	102,650	5,625
Visa, Cl A	0.4	31,800	3,084
Other Securities	7.0		56,973

			147,239

Materials — 4.0%
Other Securities	4.0		32,163

Telecommunication Services — 2.9%
AT&T	1.3	360,733	10,454
Verizon Communications	0.8	173,815	6,558
Other Securities	0.8		6,033

			23,045

Utilities — 3.8%
Other Securities	3.8		30,387

Total Common Stock (Cost $645,444) ($ Thousands)			784,999

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.1%
SEI Liquidity Fund, L.P. 0.140%†** (C)	7.1%	58,757,387	$57,962

Total Affiliated Partnership (Cost $58,757) ($ Thousands)			57,962

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†**	2.5	20,061,199	20,061

Total Cash Equivalent (Cost $20,061) ($ Thousands)			20,061

U.S. TREASURY OBLIGATIONS (D) — 0.2%
Other Securities	0.2		1,688

Total U.S. Treasury Obligations (Cost $1,688) ($ Thousands)			1,688

Total Investments — 106.8% (Cost $725,950) ($ Thousands)			$864,710

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	372	Dec-2011	$1,218
S&P Mid 400 Index E-MINI	30	Dec-2011	131

			$1,349

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $809,470 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $59,809 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $57,962 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$784,999	$—	$—	$784,999
Affiliated Partnership	—	57,962	—	57,962
Cash Equivalent	20,061	—	—	20,061
U.S. Treasury Obligations	—	1,688	—	1,688

Total Investments in Securities	$805,060	$59,650	$—	$864,710

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,349	$—	$—	$1,349

Total Other Financial Instruments	$1,349	$—	$—	$1,349

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 12.8%
American Public Education* (A)	0.4%	60,930	$2,335
Life Time Fitness* (A)	0.4	55,579	2,264
National CineMedia	0.3	165,175	2,154
Regis (A)	0.3	115,606	1,875
Zumiez* (A)	0.3	83,386	1,962
Other Securities	11.1		72,294

			82,884

Consumer Staples — 2.4%
Other Securities	2.4		15,879

Energy — 7.4%
Comstock Resources* (A)	0.4	145,813	2,425
Dril-Quip*	0.3	24,620	1,751
Goodrich Petroleum* (A)	0.4	190,182	2,773
Quicksilver Resources* (A)	0.3	222,367	1,801
World Fuel Services (A)	0.3	51,223	2,196
Other Securities	5.7		36,959

			47,905

Financials — 18.7%
Endurance Specialty Holdings	0.3	46,616	1,686
Financial Engines* (A)	0.3	78,891	1,733
Infinity Property & Casualty	0.3	35,510	2,039
Meadowbrook Insurance Group (A)	0.3	208,536	2,127
Primerica*	0.0	2,200	51
ProAssurance	0.3	20,871	1,662
Simon Property Group‡	0.3	13,391	1,665
Other Securities	16.9		110,430

			121,393

Health Care — 11.3%
Cubist Pharmaceuticals* (A)	0.3	50,675	1,955
NuVasive* (A)	0.3	128,863	1,778

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Omnicell*	0.3%	108,348	$1,751
Questcor Pharmaceuticals* (A)	0.3	41,000	1,843
Unilife*	0.1	123,200	506
Other Securities	10.0		65,670

			73,503

Industrials — 18.3%
CoStar Group* (A)	0.4	38,868	2,586
EMCOR Group	0.4	86,420	2,215
FTI Consulting* (A)	0.4	55,400	2,376
G&K Services, Cl A	0.3	56,387	1,686
Geo Group* (A)	0.3	94,600	1,675
Kaydon	0.3	63,535	2,006
Middleby*	0.3	18,180	1,659
Simpson Manufacturing	0.3	62,620	2,073
Tetra Tech*	0.3	96,333	2,157
Towers Watson, Cl A	0.3	25,541	1,664
United Rentals* (A)	0.4	87,052	2,450
Wabash National* (A)	0.5	468,547	3,439
Wabtec	0.3	28,449	1,942
WESCO International*	0.3	35,501	1,809
Other Securities	13.5		88,880

			118,617

Information Technology — 17.4%
BroadSoft* (A)	0.4	69,319	2,432
DealerTrack Holdings*	0.3	65,500	1,696
Diebold (A)	0.3	55,226	1,666
Inphi* (A)	0.3	175,520	1,894
Mellanox Technologies* (A)	0.3	59,493	2,083
RealPage* (A)	0.3	76,483	1,914
ServiceSource International*	0.3	124,130	1,656
Sycamore Networks	0.3	111,065	2,199
VistaPrint* (A)	0.4	69,397	2,270
Other Securities	14.5		94,814

			112,624

Materials — 4.3%
Globe Specialty Metals (A)	0.4	153,680	2,294
Horsehead Holding* (A)	0.4	275,149	2,556
Other Securities	3.5		23,100

			27,950

Telecommunication Services — 0.7%
Other Securities	0.7		4,347

Utilities — 2.1%
Great Plains Energy	0.3	91,546	1,926
Portland General Electric	0.5	127,180	3,186
Other Securities	1.3		8,516

			13,628

Total Common Stock (Cost $623,739) ($ Thousands)			618,730

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1%		$270

Energy — 0.0%
Other Securities	0.0		125

Financials — 0.0%
Other Securities	0.0		101

Total Preferred Stock (Cost $1,145) ($ Thousands)			496

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		913

Total Exchange Traded Fund (Cost $820) ($ Thousands)			913

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		193

Energy — 0.1%
Other Securities	0.1		294

Financials — 0.0%
Other Securities	0.0		70

Total Convertible Bonds (Cost $732) ($ Thousands)			557

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		99

Total Warrants (Cost $—) ($ Thousands)			99

AFFILIATED PARTNERSHIP — 28.3%
SEI Liquidity Fund, L.P.
0.140%†** (B)	28.3	189,370,060	183,262

Total Affiliated Partnership (Cost $189,370) ($ Thousands)			183,262

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†**	2.8%	17,994,741	$17,995

Total Cash Equivalent (Cost $17,995) ($ Thousands)			17,995

U.S. TREASURY OBLIGATIONS (C) (D) — 0.9%
U.S. Treasury Bills
0.063%, 12/15/11	0.3	$2,012	2,012
0.058%, 06/28/12	0.5	3,287	3,286
Other Securities	0.1		597

Total U.S. Treasury Obligations (Cost $5,895) ($ Thousands)			5,895

Total Investments — 127.7% (Cost $839,696) ($ Thousands)			$827,947

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	335	Dec-2011	$361

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
12/6/11-12/12/11	CAD	66	USD	64	$(1)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	(17)	17	$—
UBS	(48)	47	(1)

			$(1)

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $648,176 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $192,781 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $183,262 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

CAD — Canadian Dollar

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$618,513	$4	$213	$618,730
Preferred Stock	—	496	—	496
Exchange Traded Fund	913	—	—	913
Convertible Bonds	—	364	193	557
Rights	—	—	—	—
Warrants	—	99	—	99
Affiliated Partnership	—	183,262	—	183,262
Cash Equivalent	17,995	—	—	17,995
U.S. Treasury Obligations	—	5,895	—	5,895

Total Investments in Securities	$637,421	$190,120	$406	$827,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$361	$—	$—	$361
Forwards Contracts*	—	(1)	—	(1)

Total Other Financial Instruments	$361	$(1)	$—	$360

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(48)	79
Net purchases/sales	—	—
Net transfer into Level 3	—	—
Net transfer out of Level 3	—	—

Ending balance as of November 30, 2011	$213	$193

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$20	$79

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 12.4%
Childrens Place Retail Stores* (A)	0.3%	105,931	$5,707
Dick’s Sporting Goods	0.3	143,940	5,658
DSW, Cl A	0.3	125,710	5,657
Hibbett Sports* (A)	0.3	127,594	5,807
National CineMedia	0.3	422,774	5,513
Tempur-Pedic International*	0.5	175,193	9,567
Other Securities	10.4		214,752

			252,661

Consumer Staples — 3.0%
Casey’s General Stores (A)	0.3	122,241	6,525
Other Securities	2.7		53,306

			59,831

Energy — 6.9%
Complete Production Services*	0.4	205,273	7,158
Dresser-Rand Group*	0.3	122,698	6,389
Dril-Quip*	0.3	85,030	6,048
Whiting Petroleum*	0.3	128,930	5,997
World Fuel Services (A)	0.3	138,996	5,959
Other Securities	5.3		107,579

			139,130

Financials — 18.9%
American Financial Group	0.3	165,147	5,945
Hancock Holding (A)	0.3	196,334	5,995
Simon Property Group‡	0.3	45,179	5,618
Zions Bancorporation (A)	0.4	538,228	8,660
Other Securities	17.6		363,526

			389,744

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.1%
Allscripts Healthcare Solutions* (A)	0.3%	332,150	$6,464
CareFusion*	0.3	237,058	5,874
Cooper	0.4	137,967	8,452
Gen-Probe*	0.5	155,070	9,768
Healthsouth* (A)	0.3	352,022	6,083
Questcor Pharmaceuticals* (A)	0.4	175,950	7,909
Salix Pharmaceuticals* (A)	0.5	231,920	10,237
SXC Health Solutions*	0.3	99,990	5,881
Other Securities	9.1		187,121

			247,789

Industrials — 17.1%
AGCO*	0.3	148,800	6,808
BE Aerospace*	0.5	248,801	9,691
CoStar Group* (A)	0.4	122,595	8,158
Old Dominion Freight Line* (A)	0.4	226,859	8,804
Roper Industries	0.4	94,063	8,013
Sensata Technologies Holding* (A)	0.4	250,453	7,827
TransDigm Group*	0.3	57,546	5,549
United Rentals* (A)	0.4	299,665	8,433
Other Securities	14.0		281,377

			344,660

Information Technology — 16.4%
Acme Packet*	0.3	171,455	5,732
BroadSoft* (A)	0.3	175,463	6,155
Cadence Design Systems* (A)	0.4	706,230	7,726
Fairchild Semiconductor International, Cl A*	0.3	428,060	5,543
Parametric Technology* (A)	0.3	273,621	5,699
Sapient (A)	0.3	557,821	6,850
SolarWinds* (A)	0.4	244,980	8,033
Syntel	0.3	114,087	5,458
VeriFone Holdings* (A)	0.4	183,560	8,049
VistaPrint* (A)	0.4	223,602	7,314
Other Securities	13.0		269,669

			336,228

Materials — 4.4%
Other Securities	4.4		86,267

Telecommunication Services — 0.8%
SBA Communications, Cl A* (A)	0.4	176,916	7,234
Other Securities	0.4		7,991

			15,225

Utilities — 3.7%
AGL Resources (A)	0.3	136,564	5,631
Great Plains Energy (A)	0.4	355,111	7,472
Portland General Electric	0.4	328,048	8,218

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

UGI	0.3%	185,097	$5,546
Other Securities	2.3		46,773

			73,640

Total Common Stock (Cost $1,867,972) ($ Thousands)			1,945,175

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		847

Energy — 0.0%
Other Securities	0.0		123

Financials — 0.0%
Other Securities	0.0		103

Total Preferred Stock (Cost $1,802) ($ Thousands)			1,073

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Other Securities	0.1		933

Financials — 0.0%
Other Securities	0.0		197

Total Convertible Bonds (Cost $851) ($ Thousands)			1,130

EXCHANGE TRADED FUNDS — 0.3%
Other Securities	0.3		7,068

Total Exchange Traded Funds (Cost $6,956) ($ Thousands)			7,068

WARRANTS — 0.0%
Other Securities	0.0		123

Total Warrants (Cost $—) ($ Thousands)			123

AFFILIATED PARTNERSHIP — 26.1%
SEI Liquidity Fund, L.P. 0.140%†** (B)	26.1	540,265,714	531,544

Total Affiliated Partnership (Cost $540,266) ($ Thousands)			531,544

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†**	3.6	73,677,132	73,677

Total Cash Equivalent (Cost $73,677) ($ Thousands)			73,677

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills 0.055%, 06/28/12	0.3%	$6,128	$6,126
Other Securities	0.3		5,580

Total U.S. Treasury Obligations (Cost $11,706) ($ Thousands)			11,706

Total Investments — 126.5% (Cost $2,503,230) ($ Thousands)			$2,571,496

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	387	Dec-2011	$1,158
S&P Mid 400 Index E-MINI	286	Dec-2011	672

			$1,830

For the period ended November 30, 2011 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,033,028 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $551,703 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $531,544 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

L.P — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,945,011	$—	$164	$1,945,175
Preferred Stock	—	1,073	—	1,073
Convertible Bonds	—	1,130	—	1,130
Exchange Traded Funds	7,068	—	—	7,068
Warrants	—	123	—	123
Affiliated Partnership	—	531,544	—	531,544
Cash Equivalent	73,677	—	—	73,677
U.S. Treasury Obligations	—	11,706	—	11,706

Total Investments in Securities	$2,025,756	$545,576	$164	$2,571,496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,830	$—	$—	$1,830

Total Other Financial Instruments	$1,830	$—	$—	$1,830

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(39)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of November 30, 2011	$164

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9

For the period ended November 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 8.6%
priceline.com*	0.6%	4,634	$2,252
Target	0.6	43,500	2,292
Other Securities	7.4		26,472

			31,016

Consumer Staples — 20.1%
Altria Group	0.7	78,444	2,251
Clorox	0.7	42,220	2,742
Coca-Cola Enterprises	0.9	120,904	3,158
Hansen Natural*	0.8	30,963	2,855
Hershey	1.1	68,009	3,923
Hormel Foods	1.2	148,993	4,486
Kimberly-Clark	1.4	70,123	5,012
Kroger	1.1	167,887	3,892
Lorillard	1.3	42,558	4,750
Philip Morris International	0.9	42,497	3,240
Ralcorp Holdings*	0.8	37,300	3,033
Reynolds American	1.0	87,915	3,680
Tyson Foods, Cl A	0.9	165,596	3,335
Walgreen	0.7	71,400	2,408
Wal-Mart Stores	0.9	54,000	3,181
Other Securities	5.7		20,727

			72,673

Energy — 2.8%
Chevron	0.6	22,500	2,313
Exxon Mobil	0.9	39,500	3,177
Other Securities	1.3		4,773

			10,263

Financials — 10.3%
Arch Capital Group*	0.9	84,935	3,208
Commerce Bancshares	0.7	64,995	2,420
Other Securities	8.7		31,739

			37,367

Health Care — 20.0%
Abbott Laboratories	1.3	88,673	4,837
Alexion Pharmaceuticals*	1.0	50,344	3,457

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AmerisourceBergen	1.2%	118,986	$4,420
Amgen	1.5	91,318	5,288
Becton Dickinson	0.9	42,588	3,142
Cardinal Health	1.0	88,340	3,751
Eli Lilly	1.1	104,479	3,955
Gilead Sciences*	0.8	75,970	3,027
Johnson & Johnson	1.0	54,978	3,558
McKesson	1.5	66,122	5,377
Merck	1.0	103,600	3,704
Pfizer	0.8	137,500	2,760
Other Securities	6.9		25,224

			72,500

Industrials — 6.6%
L-3 Communications Holdings, Cl 3	0.7	36,900	2,446
Lockheed Martin	0.8	39,080	3,054
Raytheon	0.7	53,300	2,429
Other Securities	4.4		16,177

			24,106

Information Technology — 7.9%
IAC	0.9	74,133	3,104
Intel	0.8	113,100	2,817
Microsoft	0.6	88,200	2,256
SAIC*	0.8	248,992	3,000
Other Securities	4.8		17,379

			28,556

Materials — 2.8%
Newmont Mining	0.8	40,753	2,807
Other Securities	2.0		7,450

			10,257

Telecommunication Services — 3.6%
Verizon Communications	1.2	110,435	4,167
Other Securities	2.4		8,766

			12,933

Utilities — 13.8%
American Water Works	0.6	74,290	2,308
Consolidated Edison	0.7	42,579	2,530
DTE Energy	0.9	65,609	3,454
Hawaiian Electric Industries	1.0	133,693	3,464
PG&E	0.9	82,200	3,193
Pinnacle West Capital	0.8	58,702	2,783
UGI	0.7	87,586	2,624
Other Securities	8.2		29,653

			50,009

Total Common Stock (Cost $325,724) ($ Thousands)			349,680

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3%		$880

Total U.S. Treasury Obligations (Cost $880) ($ Thousands)			880

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†**	2.4	8,785,988	8,786

Total Cash Equivalent (Cost $8,786) ($ Thousands)			8,786

Total Investments — 99.2% (Cost $335,390) ($ Thousands)			$359,346

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	74	Dec-2011	$460

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $362,392 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,680	$—	$—	$349,680
U.S. Treasury Obligations	—	880	—	880
Cash Equivalent	8,786	—	—	8,786

Total Investments in Securities	$358,466	$880	$—	$359,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$460	$—	$—	$460

Total Other Financial Instruments	$460	$—	$—	$460

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Australia — 3.2%
Newcrest Mining	0.6%	59,172	$2,156
Rio Tinto	0.2	9,889	673
Other Securities	2.4		9,423

			12,252

Austria — 0.2%
Other Securities	0.2		610

Belgium — 1.7%
Belgacom	0.5	53,489	1,702
InBev	0.6	41,000	2,456
Other Securities	0.6		2,209

			6,367

Brazil — 0.9%
Other Securities	0.9		3,382

Canada — 4.7%
Barrick Gold	0.6	44,583	2,358
Potash Saskatchewan	0.5	42,774	1,871
Other Securities	3.6		13,694

			17,923

Chile — 0.2%
Other Securities	0.2		786

China — 0.6%
Other Securities	0.6		2,393

Denmark — 1.2%
Novo-Nordisk, Cl B	0.5	16,959	1,929
Other Securities	0.7		2,663

			4,592

Finland — 0.8%
Other Securities	0.8		3,118

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 9.5%
AXA	0.6%	160,035	$2,321
BNP Paribas	0.5	48,842	1,948
LVMH Moet Hennessy Louis Vuitton (A)	0.6	13,414	2,116
Sanofi-Aventis	1.3	70,860	4,965
Schneider Electric	0.6	42,412	2,416
Other Securities	5.9		22,756

			36,522

Germany — 7.1%
Bayer	0.5	29,313	1,932
Deutsche Post	0.5	124,051	1,879
Linde	0.8	19,862	3,067
SAP	0.6	37,286	2,237
Siemens	0.9	34,870	3,535
Other Securities	3.8		14,429

			27,079

Greece — 0.2%
Other Securities	0.2		720

Guernsey — 0.0%
Other Securities	0.0		134

Hong Kong — 2.4%
Other Securities	2.4		9,289

Indonesia — 0.1%
Other Securities	0.1		356

Ireland — 0.8%
Other Securities	0.8		3,141

Israel — 0.4%
Other Securities	0.4		1,376

Italy — 1.5%
Telecom Italia	0.6	2,056,547	2,013
Other Securities	0.9		3,557

			5,570

Japan — 17.3%
Dai Nippon Printing	0.5	193,000	1,892
FANUC	0.6	12,900	2,118
Honda Motor	0.9	106,700	3,383
JGC	0.5	74,000	1,863
KDDI	0.6	379	2,509
Nippon Telegraph & Telephone	0.6	44,200	2,178
Nippon Telegraph & Telephone ADR	0.3	44,839	1,107
NTT DoCoMo	0.3	620	1,095

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Seven & I Holdings	0.8%	109,300	$3,049
SMC	0.5	11,600	1,925
Sony Financial Holdings	0.5	116,500	1,925
Toyota Motor	0.5	52,400	1,724
Other Securities	10.7		41,410

			66,178

Malaysia — 0.2%
Other Securities	0.2		627

Mexico — 0.0%
Other Securities	0.0		10

Netherlands — 5.0%
Akzo Nobel (A)	0.8	57,987	2,940
Reed Elsevier	0.6	200,306	2,365
Other Securities	3.6		13,983

			19,288

New Zealand — 0.5%
Other Securities	0.5		2,072

Norway — 1.1%
Statoil	0.5	81,496	2,110
Other Securities	0.6		2,289

			4,399

Poland — 0.1%
Other Securities	0.1		326

Portugal — 0.1%
Other Securities	0.1		399

Russia — 0.5%
Other Securities	0.5		2,063

Singapore — 1.5%
Other Securities	1.5		5,593

South Africa — 1.1%
Other Securities	1.1		4,184

South Korea — 3.1%
Hyundai Mobis	0.5	7,368	2,043
KT&G	0.6	31,590	2,140
Samsung Electronics	0.6	2,406	2,190
SK Telecom ADR	0.4	115,330	1,706
Other Securities	1.0		3,655

			11,734

Spain — 1.9%
Other Securities	1.9		7,316

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Sweden — 1.4%
Other Securities	1.4%		$5,355

Switzerland — 8.9%
Givaudan	0.7	2,860	2,668
Nestle	1.3	83,970	4,731
Novartis	1.6	109,301	5,925
Roche Holding	1.4	33,812	5,399
Other Securities	3.9		15,198

			33,921

Taiwan — 0.1%
Other Securities	0.1		404

Thailand — 0.1%
Other Securities	0.1		335

United Kingdom — 17.1%
AstraZeneca	0.7	59,374	2,741
BG Group	0.6	115,629	2,486
BP	0.8	398,336	2,892
British American Tobacco	0.7	57,384	2,670
GlaxoSmithKline	0.7	123,605	2,746
HSBC Holdings	0.4	223,366	1,747
Petrofac	0.5	77,329	1,772
Rio Tinto	0.9	62,674	3,308
Rio Tinto ADR	0.2	13,700	727
Rolls-Royce Holdings	0.5	158,678	1,829
Tesco	0.8	485,731	3,109
Vodafone Group	1.3	1,873,342	5,084
Other Securities	9.0		34,427

			65,538

United States — 0.7%
Other Securities	0.7		2,571

Total Common Stock (Cost $397,031) ($ Thousands)			367,923

PREFERRED STOCK — 0.1%

Germany — 0.1%
Other Securities	0.1		406

Total Preferred Stock (Cost $396) ($ Thousands)			406

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P. 0.140%†* (C)	3.8	15,434,327	14,659

Total Affiliated Partnership (Cost $15,434) ($ Thousands)			14,659

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

TIME DEPOSITS — 2.1%

United States — 2.1%
Brown Brothers Harriman
4.850%, 12/01/11		ZAR	90	$11
3.783%, 12/01/11		AUD	10	10
1.750%, 12/01/11		NZD	—	—
1.064%, 12/01/11		SEK	1	—
0.950%, 12/01/11		NOK	1	—
0.250%, 12/01/11		CAD	1	1
0.137%, 12/01/11		DKK	—	—
0.099%, 12/01/11		GBP	78	122
0.096%, 12/01/11		EUR	202	272
0.030%, 12/01/11			7,703	7,703
0.010%, 12/01/11		JPY	6,305	81
0.010%, 12/01/11		SGD	—	—
0.005%, 12/01/11		CHF	—	—
0.005%, 12/01/11		HKD	480	62

Total Time Deposits (Cost $8,262) ($ Thousands)				8,262

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†*	0.3%		1,059,032	1,059

Total Cash Equivalent (Cost $1,059) ($ Thousands)				1,059

U.S. TREASURY OBLIGATIONS (B) — 0.7%
Other Securities	0.7			2,477

Total U.S. Treasury Obligations (Cost $2,477) ($ Thousands)				2,477

Total Investments — 103.2% (Cost $424,659) ($ Thousands)				$394,786

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	50	Dec-2011	$(2)
FTSE 100 Index	17	Dec-2011	7
Hang Seng Index	5	Dec-2011	10
Nikkei 225 Index	1	Dec-2011	(1)
SPI 200 Index	11	Dec-2011	(27)
Topix Index	28	Dec-2011	(38)

			$(51)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/21/11	EUR	2,936	USD	4,052	$100

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
BNY Mellon	(3,952)	4,052	$100

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $382,695 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $13,679 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $14,659 ($ Thousands).

ADR	— American Depositary Receipt

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

Cl	— Class

DJ	— Dow Jones

DKK	— Danish Krone

EUR	— Euro

FTSE	— Financial Times and Stock Exchange

GBP	— British Pound Sterling

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

L.P.	— Limited Partnership

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krone

SGD	— Singapore Dollar

SPI	— Share Price Index

USD	— U.S. Dollar

ZAR	— South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,966	$322,807	$150	$367,923
Preferred Stock	—	406	—	406
Affiliated Partnership	—	14,659	—	14,659
Time Deposits	8,262	—	—	8,262
Cash Equivalent	1,059	—	—	1,059
U.S. Treasury Obligations	—	2,477	—	2,477

Total Investments in Securities	$54,287	$340,349	$150	$394,786

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(51)	$—	$—	$(51)
Forwards Contracts*	—	100	—	100

Total Other Financial Instruments	$(51)	$100	$—	$49

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

November 30, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	150

Ending balance as of November 30, 2011	$150

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Australia — 3.3%
BHP Billiton	0.7%	783,903	$29,339
BHP Billiton ADR	0.5	286,100	21,506
Rio Tinto	0.3	198,506	13,503
Other Securities	1.8		82,981

			147,329

Austria — 1.0%
Schoeller-Bleckmann Oilfield Equipment	0.6	328,370	29,226
Other Securities	0.4		17,878

			47,104

Belgium — 0.4%
Other Securities	0.4		19,682

Brazil — 5.6%
Banco Bradesco ADR	0.7	1,853,200	30,578
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1.0	846,455	46,741
Cia Paranaense de Energia ADR	0.6	1,286,700	25,927
Cia Vale do Rio Doce ADR, Cl B	0.4	853,952	19,854
Other Securities	2.9		126,913

			250,013

Canada — 5.7%
Yamana Gold	0.5	1,411,061	23,870
Yamana Gold	0.5	1,324,400	22,290
Other Securities	4.7		211,196

			257,356

Chile — 0.6%
Other Securities	0.6		25,192

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

China — 4.2%
China Petroleum & Chemical	0.6%	24,236,600	$25,640
Industrial & Commercial Bank of China	0.5	35,608,800	20,744
Other Securities	3.1		140,369

			186,753

Colombia — 0.3%
Other Securities	0.3		14,821

Czech Republic — 0.1%
Other Securities	0.1		3,577

Denmark — 0.5%
Novo-Nordisk, Cl B	0.5	178,119	20,255
Other Securities	0.0		1,051

			21,306

Finland — 0.2%
Other Securities	0.2		7,550

France — 4.0%
France Telecom ADR	0.6	1,460,000	25,214
LVMH Moet Hennessy Louis Vuitton (A)	0.5	135,626	21,394
Other Securities	2.9		131,579

			178,187

Germany — 5.6%
Adidas	0.5	285,612	20,178
Fresenius Medical Care	0.5	301,068	20,677
SAP	0.9	692,392	41,535
Siemens	0.5	221,651	22,472
Other Securities	3.2		146,926

			251,788

Hong Kong — 4.0%
Other Securities	4.0		179,646

India — 0.8%
Other Securities	0.8		36,901

Indonesia — 1.5%
Other Securities	1.5		65,776

Ireland — 0.8%
Other Securities	0.8		38,144

Israel — 1.3%
Check Point Software Technologies*	0.6	477,928	26,448
Teva Pharmaceutical Industries ADR	0.5	626,250	24,806

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.2%		$7,604

			58,858

Italy — 0.6%
Other Securities	0.6		24,897

Japan — 12.1%
Hitachi	1.2	9,206,600	51,040
KDDI	0.5	3,421	22,647
Komatsu	0.5	865,726	22,135
Other Securities	9.9		447,768

			543,590

Jersey — 0.1%
Other Securities	0.1		2,592

Malaysia — 0.2%
Other Securities	0.2		6,964

Mexico — 1.1%
Other Securities	1.1		48,720

Netherlands — 4.7%
Core Laboratories	0.7	277,200	32,169
Reed Elsevier	0.5	1,742,300	20,575
Royal Dutch Shell, Cl A	0.9	1,159,561	40,576
Royal Dutch Shell, Cl A (GBP)	0.1	120,089	4,210
Royal Dutch Shell ADR, Cl A	0.7	446,100	31,227
Unilever	0.2	207,810	7,091
Other Securities	1.6		73,188

			209,036

New Zealand — 0.1%
Other Securities	0.1		2,394

Norway — 2.4%
Seadrill	0.6	711,650	24,886
Statoil	0.3	547,142	14,167
Statoil ADR	0.8	1,432,000	37,117
Other Securities	0.7		30,328

			106,498

Pakistan — 0.0%
Other Securities	0.0		79

Peru — 0.1%
Other Securities	0.1		2,780

Philippines — 0.0%
Other Securities	0.0		438

Poland — 0.3%
Other Securities	0.3		12,193

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portugal — 0.3%
Other Securities	0.3%		$13,324

Russia — 0.7%
Other Securities	0.7		32,538

Singapore — 0.9%
Other Securities	0.9		41,679

South Africa — 0.8%
Sasol ADR	0.7	631,200	30,241
Other Securities	0.1		4,898

			35,139

South Korea — 4.0%
Hyundai Motor	0.6	150,826	29,338
SK Telecom ADR	0.5	1,546,211	22,868
Other Securities	2.9		125,865

			178,071

Spain — 0.5%
Other Securities	0.5		23,991

Sweden — 2.0%
Svenska Cellulosa ADR	0.5	1,398,200	20,707
Other Securities	1.5		66,919

			87,626

Switzerland — 4.1%
Credit Suisse Group	0.5	979,731	23,736
Nestle	0.5	386,537	21,776
Roche Holding	0.6	166,910	26,652
Zurich Financial Services ADR	0.6	1,276,000	28,008
Other Securities	1.9		84,494

			184,666

Taiwan — 1.3%
Other Securities	1.3		57,316

Thailand — 1.4%
Other Securities	1.4		63,815

Turkey — 0.9%
Other Securities	0.9		42,121

United Kingdom — 13.7%
ARM Holdings ADR	0.8	1,271,300	35,939
AstraZeneca ADR	0.6	622,600	28,627
BG Group	0.5	1,107,269	23,808
BHP Billiton	0.1	212,996	6,566
British American Tobacco	0.7	649,356	30,210
Diageo	0.6	1,131,338	24,291
Diageo ADR	0.5	269,800	23,098

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Imperial Tobacco Group	0.9%	1,168,045	$42,127
Rio Tinto	0.3	210,974	11,135
Rio Tinto ADR	0.9	742,800	39,420
Shire	0.8	1,001,158	33,750
Tesco	0.5	3,517,572	22,514
Unilever ADR	0.9	1,171,300	39,391
Other Securities	5.6		254,050

			614,926

United States — 2.7%
Axis Capital Holdings	0.4	619,200	19,771
Other Securities	2.3		102,521

			122,292

Total Common Stock (Cost $4,375,229) ($ Thousands)			4,247,668

PREFERRED STOCK — 1.2%

Brazil — 0.4%
Other Securities	0.4		22,340

Germany — 0.8%
Other Securities	0.8		34,608

Total Preferred Stock (Cost $48,526) ($ Thousands)			56,948

		Number of Warrants

WARRANTS — 0.2%

Qatar — 0.2%
Industries Qatar, Expires 03/25/18*	0.2	331,940	11,983

Total Warrants (Cost $12,427) ($ Thousands)			11,983

EXCHANGE TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund	0.4	504,600	20,204

Total Exchange Traded Fund (Cost $21,671) ($ Thousands)			20,204

AFFILIATED PARTNERSHIP — 8.4%
SEI Liquidity Fund, L.P. 0.140%†** (C)	8.4	377,466,754	374,193

Total Affiliated Partnership (Cost $377,467) ($ Thousands)			374,193

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

TIME DEPOSITS — 0.7%

United States — 0.7%
Brown Brothers Harriman
4.850%, 12/01/11		ZAR	454	$56
3.783%, 12/01/11		AUD	11	11
1.750%, 12/01/11		NZD	—	—
1.064%, 12/01/11		SEK	795	118
0.950%, 12/01/11		NOK	2	1
0.250%, 12/01/11		CAD	2,001	1,968
0.137%, 12/01/11		DKK	2	—
0.099%, 12/01/11		GBP	653	1,027
0.096%, 12/01/11		EUR	256	344
0.030%, 12/01/11			24,599	24,599
0.010%, 12/01/11		JPY	103,251	1,330
0.010%, 12/01/11		SGD	24	19
0.005%, 12/01/11		CHF	414	455
0.005%, 12/01/11		HKD	1,365	176

Total Time Deposits (Cost $30,104) ($ Thousands)				30,104

U.S. TREASURY OBLIGATION (B) — 0.1%
Other Securities	0.1%			4,783

Total U.S. Treasury Obligation (Cost $4,782) ($ Thousands)				4,783

Total Investments — 105.9% (Cost $4,870,206) ($ Thousands)				$4,745,883

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	269	Dec-2011	$(106)
FTSE 100 Index	78	Dec-2011	(47)
Hang Seng Index	25	Dec-2011	33
S&P/TSX 60 Index	25	Dec-2011	(49)
SPI 200 Index	56	Dec-2011	(82)
Topix Index	149	Dec-2011	(196)

			$(447)

For the period ended November 30, 2011 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/23/11-5/9/12	EUR	71,058	USD	96,265	$519
5/9/12	USD	8,982	EUR	6,629	(44)

					$475

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2011

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(104,728)	105,203	$475

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,480,359 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $381,218 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $374,193 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,614,275	$2,633,385	$8	$4,247,668
Preferred Stock	22,340	34,608	—	56,948
Warrants	11,983	—	—	11,983
Exchange Traded Fund	20,204	—	—	20,204
Affiliated Partnership	—	374,193	—	374,193
Time Deposits	30,104	—	—	30,104
U.S. Treasury Obligation	—	4,783	—	4,783

Total Investments in Securities	$1,698,906	$3,046,969	$8	$4,745,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(447)	$—	$—	$(447)
Forwards Contracts*	—	475	—	475

Total Other Financial Instruments	$(447)	$475	$—	$28

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	8

Ending balance as of November 30, 2011	$8

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(33)

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.7%

Australia — 4.8%
BHP Billiton	1.2%	15,165	$568
BHP Billiton ADR	0.7	4,300	323
Rio Tinto	0.6	3,795	258
Other Securities	2.3		1,071

			2,220

Austria — 1.7%
Schoeller-Bleckmann Oilfield Equipment	1.0	5,091	453
Other Securities	0.7		330

			783

Belgium — 0.1%
Other Securities	0.1		65

Brazil — 2.8%
Amil Participacoes	0.6	30,700	286
Other Securities	2.2		1,040

			1,326

Canada — 4.6%
Enbridge	0.7	9,420	335
Other Securities	3.9		1,782

			2,117

China — 4.7%
China Merchants Bank	0.7	166,975	315
Industrial & Commercial Bank of China	0.7	550,758	321
Weichai Power	0.6	59,000	276
Other Securities	2.7		1,262

			2,174

Colombia — 0.5%
Other Securities	0.5		240

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cyprus — 0.1%
Other Securities	0.1%		$36

Czech Republic — 0.2%
Other Securities	0.2		83

Denmark — 1.1%
Novo-Nordisk, Cl B	0.7	2,927	333
Other Securities	0.4		199

			532

Finland — 0.0%
Other Securities	0.0		—

France — 3.7%
LVMH Moet Hennessy Louis Vuitton	0.8	2,218	350
Sanofi-Aventis	0.6	4,226	296
Other Securities	2.3		1,089

			1,735

Germany — 5.6%
Adidas	0.7	4,495	318
BASF	0.9	5,917	433
Fresenius Medical Care	0.8	5,122	352
SAP	1.2	9,405	564
Siemens	0.6	2,715	275
Other Securities	1.4		636

			2,578

Greece — 0.0%
Other Securities	0.0		8

Hong Kong — 3.6%
Other Securities	3.6		1,682

India — 0.2%
Other Securities	0.2		114

Indonesia — 0.2%
Other Securities	0.2		106

Ireland — 0.7%
Other Securities	0.7		344

Israel — 1.2%
Other Securities	1.2		545

Italy — 0.4%
Other Securities	0.4		208

Japan — 12.3%
FANUC	0.6	1,699	279
Hitachi	0.9	71,000	394
Komatsu	0.8	14,631	374

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Mitsubishi UFJ Financial Group	1.0%	106,453	$466
Nippon Telegraph & Telephone	0.6	5,400	266
Secom	0.6	6,100	275
Other Securities	7.8		3,646

			5,700

Malaysia — 0.3%
Other Securities	0.3		125

Mexico — 1.9%
Other Securities	1.9		874

Netherlands — 2.7%
Core Laboratories	1.1	4,540	527
Other Securities	1.6		717

			1,244

New Zealand — 0.2%
Other Securities	0.2		75

Norway — 1.0%
DnB	0.6	26,850	275
Other Securities	0.4		185

			460

Peru — 0.1%
Other Securities	0.1		53

Poland — 0.8%
Other Securities	0.8		349

Russia — 0.2%
Other Securities	0.2		93

Singapore — 1.5%
Other Securities	1.5		677

South Africa — 0.3%
Other Securities	0.3		128

South Korea — 3.3%
Samsung Electronics	0.9	439	400
Other Securities	2.4		1,125

			1,525

Spain — 0.8%
Other Securities	0.8		370

Sweden — 2.3%
Getinge, Cl B	0.6	10,791	279
Hennes & Mauritz, Cl B	0.6	8,933	285
Other Securities	1.1		480

			1,044

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Switzerland — 5.1%
Nestle	1.0%	7,800	$439
Novartis	0.8	6,931	376
Novartis ADR	0.4	3,400	184
Roche Holding	1.0	2,802	447
Other Securities	1.9		909

			2,355

Taiwan — 2.3%
Advanced Semiconductor Engineering ADR	0.6	59,787	269

Other Securities	1.7		807

			1,076

Thailand — 0.7%
Other Securities	0.7		344

Turkey — 0.9%
Other Securities	0.9		432

United Kingdom — 16.6%
ARM Holdings	0.3	14,679	138
ARM Holdings ADR	1.2	19,600	554
AstraZeneca	0.7	6,499	300
BG Group	1.1	22,666	487
BHP Billiton	0.4	5,925	183
British American Tobacco	1.1	11,108	517
Diageo	0.8	18,075	388
HSBC Holdings	0.6	34,896	273
Imperial Tobacco Group	0.6	7,847	283
Reckitt Benckiser Group	0.6	5,802	295
Rio Tinto	0.6	5,500	290
Rio Tinto ADR	0.7	6,200	329
Shire	1.1	15,629	527
Standard Chartered	0.7	14,098	308
Tesco	0.9	61,705	395
Unilever ADR	0.6	7,900	266
Other Securities	4.6		2,144

			7,677

United States — 2.2%
Other Securities	2.2		1,011

Total Common Stock (Cost $45,313) ($ Thousands)			42,508

PREFERRED STOCK — 1.4%

Brazil — 0.7%
Other Securities	0.7		332

Germany — 0.7%
Volkswagen	0.6	1,648	285

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Percentage of Net Assets (%)		Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)
Other Securities	0.1%			$48

				333

Total Preferred Stock (Cost $567) ($ Thousands)				665

EXCHANGE TRADED FUND — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets Index Fund	0.7		7,700	309

Total Exchange Traded Fund (Cost $357) ($ Thousands)				309

TIME DEPOSITS — 2.4%

United States — 2.4%
Brown Brothers Harriman
4.850%, 12/01/11		ZAR	—	—
3.783%, 12/01/11		AUD	54	55
1.750%, 12/01/11		NZD	4	3
1.064%, 12/01/11		SEK	97	14
0.950%, 12/01/11		NOK	53	9
0.250%, 12/01/11		CAD	60	59
0.137%, 12/01/11		DKK	83	15
0.099%, 12/01/11		GBP	45	71
0.096%, 12/01/11		EUR	85	115
0.030%, 12/01/11			645	645
0.010%, 12/01/11		JPY	5,692	73
0.010%, 12/01/11		SGD	11	9
0.005%, 12/01/11		CHF	23	25
0.005%, 12/01/11		HKD	129	17

Total Time Deposits (Cost $1,110) ($ Thousands)				1,110

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†*	3.5		1,603,340	1,603

Total Cash Equivalent (Cost $1,603) ($ Thousands)				1,603

U.S. TREASURY OBLIGATIONS (A) — 0.8%
Other Securities	0.8			398

Total U.S. Treasury Obligations (Cost $398) ($ Thousands)				398

Total Investments — 100.5% (Cost $49,348) ($ Thousands)				$46,593

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	11	Dec-2011	$10
FTSE 100 Index	3	Dec-2011	3
Hang Seng Index	1	Dec-2011	3
S&P/TSX 60 Index	2	Dec-2011	1
SPI 200 Index	2	Dec-2011	(5)
Topix Index	5	Dec-2011	(17)

			$(5)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/23/11-5/9/12	EUR	1,060	USD	1,436	$7

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(1,429)	1,436	$7

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $46,366 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2011

disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,977	$31,531	$—	$42,508
Preferred Stock	332	333	—	665
Exchange Traded Fund	309	—	—	309
Time Deposits	1,110	—	—	1,110
Cash Equivalent	1,603	—	—	1,603
U.S. Treasury Obligations	—	398	—	398

Total Investments in Securities	$14,331	$32,262	$—	$46,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(5)	$—	$—	$(5)
Forwards Contracts*	—	7	—	7

Total Other Financial Instruments	$(5)	$7	$—	$2

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.8%
Advanstar Communications First Lien
2.620%, 06/02/14	$522	$350
Advantage Sales & Marketing 2nd Lien
9.250%, 06/18/18	550	523
Advantage Sales & Marketing Term Loan
5.250%, 12/17/17	995	977
Affinion Group Holdings
5.000%, 10/08/16	493	449
Alliant Insurance Service Term Loan
3.369%, 08/21/14	667	647
Allison Transmission
2.750%, 08/07/14	648	624
American Rock Salt Term Loan B
5.500%, 04/19/17	796	782
Ameristar Casinos Term Loan B
4.000%, 04/14/18	672	668
Aramark Facility
0.089%, 01/26/14	27	27
Aramark US Term Loan
2.244%, 01/26/14	341	333
Ashland Term B Facility
3.750%, 07/12/18	929	929
Ashland Term Loan B
3.750%, 07/12/18	71	71
Asurion LLC 1st Lien
5.500%, 06/10/18	490	472
Asurion LLC 2nd Lien
9.000%, 05/20/19	1,000	961
Atlantic Broadband Finance LLC Tranche B
4.000%, 02/24/16	457	443
Avaya
3.256%, 10/26/14	165	153
Avaya Term B-3 Loan
5.006%, 10/26/17	829	730

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet Dollar Term Loan
3.358%, 03/25/15	$274	$264
3.260%, 03/25/15	15	14
3.257%, 03/25/15	140	135
Black Press US Partnership Term B-1 Tranche
2.323%, 08/02/13	448	397
Black Press US Partnership Term B-2 Tranche
2.323%, 08/02/13	272	241
Burlington Coat Factory Term B Loan
6.250%, 02/10/17	533	518
Calpine Term Loan
4.500%, 04/01/18	299	289
Cannery Casino
4.496%, 05/17/13	108	98
Cannery Casino 1st Lien Term Loan
4.496%, 05/17/13	130	118
CDW
3.748%, 10/12/14	290	278
Cedar Fair
4.000%, 12/15/16	540	538
Cengage Learning Holdco
2.500%, 06/28/14	1,182	998
Ceridian
3.246%, 11/08/14	496	440
Charter
2.250%, 03/15/14	2	2
Charter Communications Term Loan C
3.620%, 09/06/16	521	511
Citco Term Loan
6.250%, 05/24/18	1,097	1,055
City Center Holdings LLC Term Loan
7.500%, 01/31/15	640	636
Claire’s Stores
3.178%, 05/29/14	193	165
3.000%, 05/29/14	919	789
CommScope Term Loan
5.000%, 01/14/18	299	297
Community Health Systems Delayed Draw Term Loan
2.569%, 07/25/14	29	28
Community Health Systems Extended Term Loan
3.819%, 01/25/17	286	276
Community Health Systems Funded Term Loan
2.569%, 07/25/14	570	550
ConvaTec Dollar Term Loan
5.750%, 12/30/16	1,294	1,267
Cristal Inorganic Chemicals US
6.119%, 11/15/14	500	490
DAE Aviation Holdings Tranche B-1 Loan
5.430%, 07/31/14	522	506

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DAE Aviation Holdings Tranche B-2 Loan
5.260%, 09/27/14	$500	$485
Del Monte Foods Term Loan
4.500%, 03/08/18	599	566
Delphi Tranche B
3.500%, 03/31/17	495	492
Dex Media West LLC
7.250%, 10/24/14	595	342
7.000%, 10/24/14	785	451
Dole Food Company Tranche B-2
5.000%, 07/08/18	117	116
Dole Food Tranche B-2 Loan
6.000%, 07/08/18	22	22
Dunkin Brands Term Loan
4.000%, 11/23/17	496	488
Emergency Medical Services Initial Term Loan
5.250%, 04/27/18	604	585
Endo Pharmaceuticals Term Loan B
4.000%, 06/08/18	805	803
EquiPower Resource Holdings Term Loan B-1
5.750%, 01/26/18	482	477
Federal Mogul
2.188%, 12/29/14	404	373
2.177%, 12/29/14	48	44
Federal Mogul Term Loan C
2.188%, 12/28/15	27	25
2.177%, 12/28/15	204	188
Fidelity National Information Services
5.250%, 07/18/16	415	416
First Data
3.007%, 09/24/14	657	582
First Data Dollar Term Loan
4.257%, 03/24/18	636	531
First Data Term Loan B-3
2.995%, 09/24/14	68	60
Firth Rixson Facility B
4.869%, 12/18/15	250	230
Firth Rixson Facility C
5.369%, 12/20/16	250	232
Flextronics International Term A-2
2.489%, 10/01/14	259	252
Flextronics International Term A-3
2.495%, 10/01/14	302	294
Formula One (Alpha D2) Facility, Ser B
2.651%, 12/31/13	286	269
Formula One (Alpha D2) Facility, Ser B2
2.651%, 12/31/13	202	189
Freescale Semiconductor Extended Term Loan
4.496%, 12/01/16	1,155	1,090

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gambro Holding Facility B2
2.245%, 06/05/14	$6	$6
Gambro Holding Facility C2
3.245%, 06/08/15	6	6
Gibson Energy Term Loan
5.750%, 06/14/18	998	994
Global Cash Access Term Loan
7.000%, 02/01/16	511	508
Goodman Global
5.750%, 10/30/17	326	325
Graphic Packaging
3.122%, 05/16/14	9	9
Graphic Packaging International Incremental Term Loan
3.159%, 05/16/14	61	61
3.151%, 05/16/14	37	37
3.138%, 05/16/14	82	82
3.122%, 05/16/14	149	148
Harron Communications L.P. Term Loan B
5.250%, 10/05/17	675	664
HCA Tranche B Term Loan
2.619%, 11/18/13	858	842
Hertz
3.750%, 03/04/18	418	413
Hexion Specialty Chemical, Ser C-1
2.625%, 05/05/13	348	332
Hexion Specialty Chemical, Ser C-2
2.625%, 05/05/13	156	149
Hub International Delayed Draw Term Loan
2.869%, 06/13/14	90	86
Hub International Initial Term Loan
2.869%, 06/13/14	401	383
Iasis Healthcare Hybrid Term Loan
5.000%, 05/03/18	405	389
IMS Health
4.500%, 08/31/17	694	692
Infor Enterprise Solutions
6.000%, 07/28/12	415	389
Infor Global Enterprise Solutions
6.510%, 03/02/14	27	22
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	138	113
Infor Global Solutions
6.000%, 07/28/15	217	203
Infor Global Solutions Intermediate Holdings
6.510%, 03/02/14	305	249
Infor Global Solutions Tranche B-2
7.250%, 07/28/15	497	466
Integra Telecom
9.250%, 04/07/15	563	492

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat
3.391%, 02/01/14	$450	$424
Intelsat Jackson Holdings
5.250%, 04/03/18	303	299
Inventiv Health Incremental Term Loan B-3
6.750%, 07/19/18	499	488
Inventiv Health Term Loan B
6.500%, 08/04/16	1,122	1,096
J. Crew Term Loan
4.750%, 03/07/18	995	914
Knology Term Loan B
4.000%, 08/08/17	496	483
Lamar Media
4.000%, 10/01/16	285	283
Language Line Term Loan B
6.250%, 06/20/16	478	471
Live Nation Entertainment
4.500%, 10/20/16	246	244
Manitowoc Term Loan B
4.250%, 11/13/17	499	493
MedMedia USA Term Loan B
6.250%, 10/05/13	302	279
Meg Energy Initial Term Loan
4.000%, 03/18/18	650	643
NCI Building Systems Tranche B
8.000%, 04/18/14	659	641
Neiman Marcus Group Term Loan
4.750%, 05/10/18	491	472
Nelson Education
2.869%, 07/05/14	782	620
Nexstar Broadcasting Term Loan B
5.000%, 09/30/16	448	442
Nielsen Finance New Facility
2.248%, 12/31/17	548	538
NRG Energy Term Loan B
4.000%, 07/01/18	698	693
NXP BV
4.500%, 03/07/17	478	447
PACTIV US Term Loan
6.500%, 02/09/18	192	188
Penn National Gaming Term Loan B
3.750%, 06/14/18	447	447
Quantum Term Loan
3.832%, 07/11/14	660	641
Quebecor Media
2.403%, 01/17/13	387	384
Quintiles Transnational Term Loan B
5.000%, 05/26/18	882	856
Raycom TV Broadcasting Term Loan B
4.500%, 05/31/17	998	948
re/max International
5.500%, 04/16/16	459	449

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reable Therapeutics (DJO Finance) Term Loan B
3.246%, 05/20/14	$354	$340
Realogy Extended Synthetic Commitments
4.400%, 10/10/16	130	115
Realogy Extended Term Loan
4.691%, 10/10/16	1,283	1,135
Regal Cinemas Term Loan
3.369%, 08/23/17	596	588
Renal Advantage Holdings
5.750%, 11/12/16	964	962
Reynolds Group Holdings Term Loan
6.500%, 02/09/18	699	687
Rock-Tenn, Term B Loan
3.500%, 05/29/18	599	597
Roundys Supermarkets 2nd Lien
10.000%, 04/16/16	500	489
Roundys Supermarkets Extended Tranche B
3.745%, 11/03/13	280	277
3.743%, 11/03/13	186	184
3.741%, 11/03/13	18	18
3.739%, 11/03/13	9	9
Rovi Guides
4.000%, 02/07/18	1	1
Rovi Guides Term Loan B
4.000%, 02/07/18	248	245
San Juan Cable Holdings Term Loan B
6.000%, 06/09/17	748	724
Sealed Air Term Loan B
4.750%, 10/03/18	790	796
Sedgwick Claims Management
5.000%, 12/31/16	597	589
Sensata Technologies BV Term Loan
4.000%, 05/10/18	998	983
Sequa Term Loan
3.700%, 12/03/14	14	14
3.690%, 12/03/14	17	16
3.630%, 12/03/14	469	452
Smart Technologies
3.119%, 08/28/14	496	471
Solvest Tranche C-2
6.000%, 07/08/18	15	15
5.000%, 07/08/18	244	242
Star West Generation LLC Term Loan B
6.000%, 05/17/18	1,113	1,077
Sungard Data Systems
3.969%, 02/28/16	286	279
3.941%, 02/28/16	20	19
Sungard Data Systems Term
4.062%, 02/28/16	92	90
Sungard Data Systems Term Loan B
3.933%, 02/28/16	46	45

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sungard Term Loan A
1.998%, 02/28/14	$520	$508
1.995%, 02/28/14	80	79
Supervalu
1.621%, 06/02/12	444	443
Syniverse Holdings
5.250%, 12/21/17	496	494
Telesat Canada Term I Loan
3.250%, 10/31/14	409	399
Telesat Canada Term II Loan
3.250%, 10/31/14	35	34
Terex Term Loan
5.500%, 07/28/17	500	499
Texas Competitive Electric Holdings Extended Term Loan
4.748%, 10/10/17	864	563
Texas Competitive Electric Holdings Term Loan
3.748%, 10/10/14	166	120
Transdigm Term Loan
4.000%, 02/14/17	496	491
TransUnion
4.750%, 02/26/18	597	594
TWCC Holding
4.250%, 02/11/17	498	495
U.S. Telepacific Term Loan
5.750%, 02/23/17	996	940
United Surgical Partners International
2.250%, 04/21/14	203	197
2.250%, 04/19/14	889	860
Universal Healthcare
4.000%, 05/16/16	411	410
Univision Communications Extended Term Loan B
4.496%, 03/31/17	1,194	1,068
Vanguard Health Term Loan
5.000%, 01/15/16	1,091	1,073
Verint Systems Term Loan B
4.500%, 10/06/17	311	307
Walter Energy Term Loan B
4.000%, 04/02/18	488	479
Warner Chilcott LLC Term Loan B1
4.250%, 03/15/18	125	123
4.250%, 03/14/18	274	269
Waste Industries USA Term Loan B
4.750%, 03/16/17	697	679
Wide Open West Finance 1st Lien
6.748%, 06/30/14	700	675
2.755%, 06/30/14	534	506

Total Loan Participations (Cost $77,556) ($ Thousands)		75,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 7.1%

Consumer Discretionary — 0.5%
Allison Transmission
7.125%, 05/15/19 (A)	$231	$217
Macy’s Retail Holdings
5.350%, 03/15/12	100	101
Rent-A-Center
6.625%, 11/15/20	600	600
Target
0.575%, 07/18/14 (B)	200	200

		1,118

Consumer Staples — 0.7%
American Renal Holdings
8.375%, 05/15/18	250	257
Anheuser-Busch InBev Worldwide
0.761%, 07/14/14 (B)	200	199
Bottling Group LLC
4.625%, 11/15/12	55	57
Elizabeth Arden
7.375%, 03/15/21	100	104
Emergency Medical Services
8.125%, 06/01/19	312	307
PepsiCo
0.800%, 08/25/14	120	120
Reynolds Group Issuer
6.875%, 02/15/21 (A)	185	177
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	436

		1,657

Energy — 0.4%
BP Capital Markets
3.125%, 03/10/12	125	126
Canadian Natural Resources
5.700%, 05/15/17	150	175
Energy Transfer Equity
7.500%, 10/15/20	500	517

		818

Financials — 2.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	105
American Express Credit
1.208%, 06/24/14 (B)	250	245
American Honda Finance
1.850%, 09/19/14 (A)	200	201
Bank of America MTN
1.848%, 01/30/14 (B)	200	183
Bank of Montreal MTN
0.898%, 04/29/14 (B)	125	125

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BB&T
1.125%, 04/28/14 (B)	$125	$125
Caterpillar Financial Services MTN
1.375%, 05/20/14	95	96
CIT Group
7.000%, 05/02/17 (A)	600	591
Citigroup
0.607%, 06/09/16 (B)	150	120
General Electric Capital MTN
2.625%, 12/28/12	300	308
2.125%, 12/21/12	400	409
1.311%, 05/09/16 (B)	150	142
Goldman Sachs Group
1.435%, 02/07/14 (B)	150	143
HSBC Bank
0.887%, 05/15/13 (A) (B)	200	198
John Deere Capital MTN
0.553%, 07/15/13 (B)	250	250
JPMorgan Chase
2.125%, 12/26/12	150	153
JPMorgan Chase Capital XXI
1.379%, 02/02/37 (B)	250	179
Monumental Global Funding
0.603%, 01/15/14 (A) (B)	230	219
Morgan Stanley MTN
0.691%, 01/09/14 (B)	200	179
NCUA Guaranteed Notes
0.268%, 06/12/13 (B)	260	260
Prudential Financial MTN
5.100%, 12/14/11	150	150
Reinsurance Group of America
5.625%, 03/15/17	200	214
Royal Bank of Canada MTN
0.703%, 04/17/14 (B)	250	248
Standard Chartered
1.403%, 05/12/14 (A) (B)	200	198
State Street
0.528%, 04/30/12 (B)	135	135
Toronto-Dominion Bank
0.701%, 07/14/14 (B)	105	104
Unitrin
6.000%, 05/15/17	110	114

		5,394

Health Care — 0.5%
Alere
9.000%, 05/15/16	800	788
Express Scripts
5.250%, 06/15/12	100	102
Pfizer
4.450%, 03/15/12	300	303
Sanofi
0.673%, 03/28/14 (B)	75	75

		1,268

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.1%
Boart Longyear Management
7.000%, 04/01/21 (A)	$1,250	$1,237
Caterpillar
1.375%, 05/27/14	100	101
Continental Airlines
0.677%, 06/02/13 (B)	142	132
Danaher
1.300%, 06/23/14	135	137
NXP BV
9.750%, 08/01/18 (A)	240	261
Packaging Dynamics
8.750%, 02/01/16 (A)	600	594

		2,462

Information Technology — 0.2%
Hewlett-Packard
0.923%, 05/30/14 (B)	175	170
Texas Instruments
0.637%, 05/15/13 (B)	150	151
Xerox
1.281%, 05/16/14 (B)	160	158

		479

Materials — 0.3%
E.I. du Pont de Nemours
0.778%, 03/25/14 (B)	70	70
Verso Paper Holdings LLC
11.500%, 07/01/14	607	619

		689

Telecommunication Services — 0.8%
Affinion Group
7.875%, 12/15/18	550	458
Comcast Cable Holdings LLC
9.800%, 02/01/12	200	203
EH Holding
6.500%, 06/15/19 (A)	250	244
New Cingular Wireless Services
8.125%, 05/01/12	175	181
Sinclair Television Group
8.375%, 10/15/18	500	506
Vodafone Group PLC
0.599%, 02/27/12 (B)	150	150

		1,742

Utilities — 0.3%
Calpine
7.500%, 02/15/21 (A)	375	382
DTE Energy
1.227%, 06/03/13 (B)	76	76

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
1.300%, 09/15/13	$150	$151

		609

Total Corporate Obligations (Cost $16,535) ($ Thousands)		16,236

ASSET-BACKED SECURITIES — 4.0%

Automotive — 2.3%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (A)	150	155
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	70	70
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	122	124
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	91	93
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	180	180
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	85	88
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	111	111
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	39	39
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	100	100
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	70	70
Avis Budget Rental Car Funding AESOP LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	110	114
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	100	103
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	200	204
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	103	104
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	242	243

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	$205	$205
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	60	60
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	150	150
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	24	24
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	210	216
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	100	102
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	175	175
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	121	121
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	200	200
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	100	100
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/14	105	108
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	105	105
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	105
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	65	65
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	105	106
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	165	165
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	150	149
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	90	90

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	$100	$102
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	100	100
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	100	100
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	104	104
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	95	95
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	105	105
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	200	200
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4
4.280%, 06/16/14	50	51
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	180	180
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	54	54
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	95	95
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	37	37
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	100	100

		5,367

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.429%, 09/15/16 (B)	145	143
Chase Issuance Trust, Ser 2005-C2, Cl C2
0.689%, 01/15/15 (B)	200	200
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.868%, 11/07/14 (B)	250	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.348%, 05/16/16 (A) (B)	$250	$252
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	250	254

		1,099

Mortgage Related Securities — 0.3%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.695%, 08/25/35 (B)	350	293
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.655%, 09/25/35 (B)	370	189

Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.635%, 12/25/35 (B)	470	197
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.685%, 01/25/36 (B)	375	157

		836

Other Asset-Backed Securities — 0.9%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	250	255
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	60	60
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	400	403
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.799%, 09/15/14 (B)	175	177
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.499%, 12/15/14 (A) (B)	135	137
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.899%, 12/15/14 (A) (B)	200	202
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.799%, 10/20/14 (A) (B)	225	227
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	150	150
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	100	100
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.707%, 10/26/15 (A) (B)	200	201

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-B, Cl A1
1.099%, 12/16/24 (A) (B)	$112	$110

		2,022

Total Asset-Backed Securities (Cost $10,079) ($ Thousands)		9,324

MORTGAGE-BACKED SECURITIES — 3.5%

Agency Mortgage-Backed Obligations — 2.1%
FHLMC TBA
4.000%, 12/15/40	1,000	1,040
FNMA
6.000%, 09/01/39 to 04/01/40	525	577
FNMA TBA
4.500%, 12/01/18	900	957
4.000%, 12/16/19	200	210
3.000%, 12/25/26	1,500	1,536
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.621%, 05/07/20 (B)	87	87

NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (A) (B)	309	309

		4,716

Non-Agency Mortgage-Backed Obligations — 1.4%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (A)	125	133
Banc of America Funding, Ser 2005-F, Cl 4A1
2.781%, 09/20/35 (B)	362	238
Banc of America Funding, Ser 2006-D, Cl 3A1
2.899%, 05/20/36 (B)	284	185
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.759%, 08/15/29 (A) (B)	113	106
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.883%, 02/25/35 (B)	152	125
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (B)	269	224
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.349%, 12/15/20 (A) (B)	64	62
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
2.986%, 04/19/36 (B)	314	214
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	92	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	$200	$202
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.916%, 06/25/37 (B)	251	157
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.631%, 07/25/35 (B)	298	216
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
2.631%, 08/25/36 (B)	281	202
MortgageIT Trust, Ser 2005-4, Cl A1
0.537%, 10/25/35 (B)	304	219
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.097%, 11/25/35 (B)	116	72
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.552%, 12/25/35 (B)	290	233
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	97	98
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.730%, 12/25/34 (B)	250	225
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.689%, 03/25/35 (B)	69	63
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.720%, 10/25/35 (B)	100	86
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
2.718%, 03/25/36 (B)	106	81

		3,233

Total Mortgage-Backed Securities (Cost $8,835) ($ Thousands)		7,949

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLMC
1.375%, 01/09/13	500	506
FNMA
1.000%, 12/27/12	1,500	1,512

Total U.S. Government Agency Obligations (Cost $2,016) ($ Thousands)		2,018

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BOND — 0.1%
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	$250	$257

Total Municipal Bond (Cost $261) ($ Thousands)		257

AFFILIATED PARTNERSHIP — 51.3%
SEI LIBOR Plus Portfolio†**	16,867,198	117,902

Total Affiliated Partnership (Cost $137,289) ($ Thousands)		117,902

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†*	4,728,765	4,729

Total Cash Equivalent (Cost $4,729) ($ Thousands)		4,729

CERTIFICATES OF DEPOSIT — 0.2%
Canadian Imperial Bank of Commerce NY
0.420%, 06/29/12	200	200
DnB Bank
0.300%, 03/02/12	250	250

Total Certificates of Deposit (Cost $450) ($ Thousands)		450

Total Investments — 101.9% (Cost $257,750) ($ Thousands)		$234,213

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(19)	Mar-2012	$5
U.S. 2-Year Treasury Note	(10)	Apr-2012	—
U.S. 5-Year Treasury Note	14	Mar-2012	(1)
U.S. Long Treasury Bond	(1)	Mar-2012	2

			$6

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $229,773 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

**	The Fund’s investment in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP represents greater than 50% of the Fund’s total investments. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management. For further financial information, available upon request at no charge, on the SEI LIBOR Plus Portfolio please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$75,348	$—	$75,348
Corporate Obligations	—	16,236	—	16,236
Asset-Backed Securities	—	9,324	—	9,324
Mortgage-Backed Securities	—	7,949	—	7,949
U.S. Government Agency Obligations	—	2,018	—	2,018
Municipal Bond	—	257	—	257
Affiliated Partnership	117,902	—	—	117,902
Cash Equivalent	4,729	—	—	4,729
Certificates of Deposit	—	450	—	450

Total Investments in Securities	$122,631	$111,582	$—	$234,213

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$6	$—	$—	$6

Total Other Financial Instruments	$6	$—	$—	$6

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	37

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.8%

Agency Mortgage-Backed Obligations — 39.4%
FHLMC
11.000%, 02/17/21	$1,309	$1,461
10.000%, 03/17/26 to 10/01/30	2,836	3,365
7.500%, 08/01/30 to 09/01/38	2,213	2,580
7.000%, 11/01/15 to 09/01/25	134	152
6.500%, 06/01/17 to 09/01/39	10,935	12,252
6.000%, 05/01/17 to 10/01/38	33,195	36,621
5.625%, 11/23/35	1,620	1,791
5.500%, 12/01/13 to 10/01/39	41,781	46,005
5.125%, 11/17/17	5,000	5,983
5.000%, 04/18/17 to 08/01/41	57,395	62,546
4.500%, 02/01/41 to 10/01/41	83,377	89,049
4.000%, 10/01/33 to 10/01/41	91,696	96,276
3.500%, 12/01/25 to 10/01/31	11,492	11,911
1.750%, 09/10/15	7,030	7,234
0.120%, 01/10/12 (A)	660	660
FHLMC ARM (B)
6.485%, 09/01/36	4,516	4,779
6.463%, 10/01/36 to 11/01/37	531	568
6.445%, 12/01/36	501	543
6.386%, 02/01/37	417	451
6.315%, 03/01/37	387	412
6.295%, 02/01/37	1,101	1,150
6.262%, 09/01/36	336	366
6.253%, 09/01/36	383	407
6.211%, 05/01/37	596	633
6.178%, 01/01/37	1,345	1,404
6.165%, 12/01/36	347	366
6.154%, 10/01/36	778	817
6.134%, 06/01/37	281	305
6.078%, 09/01/36	1,009	1,070
6.060%, 10/01/37	1,286	1,366
6.056%, 12/01/36	917	968

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.014%, 10/01/37	$1,727	$1,872
6.012%, 04/01/37	237	256
6.007%, 02/01/37	214	228
6.004%, 11/01/36	769	825
5.992%, 04/01/37	1,070	1,140
5.981%, 11/01/36	211	222
5.977%, 06/01/38	1,937	2,093
5.972%, 01/01/37	429	463
5.963%, 07/01/37	3,259	3,530
5.960%, 05/01/37	3,223	3,444
5.949%, 03/01/37	816	871
5.921%, 06/01/36	1,137	1,230
5.916%, 07/01/37	467	505
5.892%, 03/01/37	183	198
5.879%, 05/01/36	719	758
5.873%, 05/01/37	224	239
5.826%, 08/01/37	956	1,020
5.822%, 11/01/38	470	509
5.773%, 11/01/36	502	526
5.771%, 11/01/37	7	8
5.769%, 04/01/38	238	253
5.761%, 07/01/38	2,159	2,335
5.738%, 05/01/37	251	269
5.735%, 05/01/37	1,704	1,814
5.690%, 03/01/36	1,075	1,162
5.679%, 03/01/36	622	672
5.673%, 06/01/37	596	643
5.621%, 04/01/37	402	430
5.601%, 05/01/36	455	479
5.600%, 08/01/39	2,692	2,905
5.598%, 04/01/37	177	188
5.591%, 10/01/38	566	613
5.556%, 05/01/37	501	533
5.542%, 05/01/36	994	1,065
5.479%, 08/01/37	1,735	1,848
5.277%, 05/01/38	702	747
5.126%, 01/01/36	2,533	2,707
5.088%, 12/01/36	943	1,001
5.055%, 07/01/36	985	1,056
5.009%, 05/01/37	707	750
4.996%, 01/01/35	365	391
4.978%, 11/01/36	632	664
4.333%, 12/01/36	678	720
2.530%, 10/01/36	1,798	1,895
2.367%, 10/01/36	1,092	1,150
2.135%, 08/01/36	1,230	1,290
2.111%, 07/01/36	660	693
2.000%, 08/01/36	441	464
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	17	19
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	268	302
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	9,249	10,311

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	$1,036	$1,190
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,199	1,258
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.452%, 02/15/29 (B)	1,133	58
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,283	1,445
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	841	967
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	187	208
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,335	2,683
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	613	690
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,170	1,314
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (B)	790	913
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,061	1,267
FHLMC CMO, Ser 2002-48, Cl 1A
6.276%, 07/25/33 (B)	56	63
FHLMC CMO, Ser 2003-2551, Cl NS
14.029%, 01/15/33 (B)	651	721
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/32	360	353
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	1,000	1,068
FHLMC CMO, Ser 2003-2631, Cl SA
14.396%, 06/15/33 (B)	504	562
FHLMC CMO, Ser 2003-2671, Cl S
14.304%, 09/15/33 (B)	499	555
FHLMC CMO, Ser 2003-2684, Cl SN
27.011%, 10/15/33 (B)	20	22
FHLMC CMO, Ser 2003-2690, Cl SJ
8.778%, 10/15/33 (B)	422	418
FHLMC CMO, Ser 2003-2691, Cl SE
9.196%, 12/15/28 (B)	44	44
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/33	146	124
FHLMC CMO, Ser 2003-2695, Cl SX
15.979%, 10/15/33 (B)	177	192
FHLMC CMO, Ser 2003-2698, Cl SV
8.628%, 11/15/33 (B)	75	73
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/33	191	176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2725, Cl SC
8.716%, 11/15/33 (B)	$248	$239
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	569	636

FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	704	824
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	650	747
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	785	908
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	643	751
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	854	1,006
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,702
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/33	874	823
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,948	2,052
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/33	223	190
FHLMC CMO, Ser 2004-2827, Cl CS
15.818%, 04/15/32 (B)	42	44
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/28	262	254
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,277
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	87	88
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	850	985
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	667	802
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	891	1,016
FHLMC CMO, Ser 2005-2945, Cl SA
11.848%, 03/15/20 (B)	1,974	2,129
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/20	350	333
FHLMC CMO, Ser 2005-2981, Cl FA
0.648%, 05/15/35 (B)	645	646
FHLMC CMO, Ser 2005-2990, Cl LK
0.618%, 10/15/34 (B)	726	727
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	1,266	1,312
FHLMC CMO, Ser 2005-3001, Cl HP
21.008%, 05/15/35 (B)	133	178

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-3006, Cl QS
19.476%, 07/15/35 (B)	$713	$945
FHLMC CMO, Ser 2005-3012, Cl GK
23.634%, 06/15/35 (B)	133	184
FHLMC CMO, Ser 2005-3049, Cl XF
0.598%, 05/15/33 (B)	838	840
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	531	464
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/36	857	777
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,116	2,436
FHLMC CMO, Ser 2006-3102, Cl FB
0.548%, 01/15/36 (B)	504	505
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	914	1,032
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/36	513	486
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	827	739
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	1,500	1,702
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,207
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,375	2,673
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,130
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.402%, 08/15/36 (B)	1,056	164
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.342%, 09/15/36 (B)	767	110
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	525	532
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.152%, 01/15/37 (B)	1,125	163
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	300	317
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/37	201	184
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	2,000	2,183
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3346, Cl FA
0.478%, 02/15/19 (B)	$9,904	$9,947
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/37	268	241
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.202%, 11/15/37 (B)	1,034	165
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.752%, 11/15/37 (B)	1,395	179
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.172%, 11/15/37 (B)	757	96
FHLMC CMO, Ser 2007-76, Cl 2A
4.760%, 10/25/37 (B)	1,323	1,360
FHLMC CMO, Ser 2008-3422, Cl SE
16.830%, 02/15/38 (B)	187	224
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.802%, 05/15/38 (B)	1,423	183
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.957%, 06/15/38 (B)	2,972	379
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	613	702
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	881	927
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	755	652
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	1,052	126
FHLMC CMO, Ser 2009-3523, Cl SD
18.981%, 06/15/36 (B)	613	774
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	7,496	8,453
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/39 (B)	374	400
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	1,998	2,108
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	722	632
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/36	700	636
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/36	500	454
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	702	622

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.002%, 12/15/39 (B)	$2,874	$385
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/34	558	509
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	11,777	12,973
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/40	630	581
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	4,247	4,661
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	10,685	11,147
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	4,021	4,270
FHLMC CMO, Ser 2010-3632, Cl BS
16.674%, 02/15/40 (B)	400	631
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,728	4,178
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,839	1,990
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,391	279
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,520	2,961
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	837	989
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	1,854	319
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,296	189
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.752%, 10/15/40 (B)	1,893	336
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,786	208
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,358	309
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	1,881	274
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	2,826	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.572%, 01/15/40 (B)	$4,214	$222
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,041	1,216
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (B)	689	743
FHLMC CMO, Ser 2011-3895, Cl WA
5.697%, 10/15/38 (B)	894	980
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	720	759
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K014, IO
1.456%, 04/25/21 (B)	6,120	517
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, IO
1.732%, 02/25/18 (B)	28,316	2,141
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.259%, 05/25/18 (B)	8,708	918
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K704, IO
2.011%, 08/25/18 (B)	3,290	348
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	2,824	3,141
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,596	2,863
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.227%, 01/25/20 (B)	18,928	1,190
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.410%, 04/25/20 (B)	5,470	385
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.840%, 06/25/20 (B)	5,701	567
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.682%, 08/25/20 (B)	6,345	543

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, IO
1.682%, 07/25/21	$6,970	$787
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,251	1,470
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
0.000%, 04/01/28	643	573
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.452%, 08/15/36 (B)	3,206	507
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	4,141	462
FHLMC TBA
5.500%, 01/01/41	8,700	9,376
4.500%, 12/01/34	1,700	1,790
4.000%, 01/15/41	13,500	14,013
3.500%, 12/01/25 to 01/01/41	29,300	30,041
3.000%, 12/15/26 to 02/15/27	23,700	24,138
2.400%, 12/15/41	4,599	4,708
FNMA
8.000%, 04/01/15 to 11/01/37	1,034	1,189
7.500%, 06/01/30 to 04/01/39	3,182	3,714
7.000%, 12/01/15 to 01/01/39	5,424	6,159
6.500%, 05/01/17 to 06/01/40	40,163	45,069
6.000%, 03/01/19 to 11/01/48	176,831	194,450
5.500%, 04/01/14 to 07/01/41	106,982	116,517
5.000%, 02/01/20 to 09/01/41	244,294	264,047
4.640%, 01/01/21	992	1,109
4.540%, 01/01/20	1,466	1,628
4.530%, 12/01/19	3,984	4,433
4.500%, 07/01/20 to 11/01/41	55,657	59,381
4.399%, 02/01/20	6,000	6,635
4.390%, 05/01/21	1,000	1,103
4.380%, 04/01/21	2,000	2,205
4.369%, 02/01/20	1,967	2,174
4.368%, 04/01/20	2,211	2,446
4.340%, 06/01/21	1,000	1,099
4.303%, 07/01/21	5,794	6,396
4.300%, 04/01/21	1,200	1,317
4.260%, 07/01/21	1,000	1,095
4.250%, 04/01/21	3,000	3,281
4.240%, 11/01/19 to 06/01/21	2,948	3,222
4.120%, 04/01/20	1,179	1,280
4.066%, 07/01/20	2,500	2,687
4.060%, 07/01/21	1,000	1,082
4.050%, 01/01/21	1,430	1,545
4.000%, 04/01/19 to 11/01/41	67,837	71,155
3.930%, 01/01/21	1,000	1,075
3.800%, 03/01/18	1,982	2,131
3.740%, 07/01/20	1,402	1,490
3.630%, 01/01/18	2,000	2,131
3.590%, 12/01/20	986	1,038

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.520%, 01/01/18	$3,000	$3,186
3.505%, 09/01/20	4,911	5,144
3.500%, 02/01/26 to 11/01/41	62,436	64,459
3.430%, 10/01/20	1,973	2,056
3.380%, 01/01/18	1,500	1,581
3.290%, 10/01/20	1,000	1,034
3.230%, 11/01/20	1,500	1,544
2.970%, 11/01/18	1,476	1,518
2.690%, 10/01/17	1,500	1,541
FNMA ARM (B)
6.521%, 01/01/37	721	770
6.335%, 02/01/37	467	487
6.317%, 10/01/36	336	365
6.277%, 09/01/37	4,906	5,385
6.220%, 10/01/36	434	457
6.200%, 08/01/36	306	333
6.171%, 09/01/36	993	1,074
6.124%, 12/01/36	538	582
6.092%, 11/01/37	566	615
6.089%, 08/01/36	412	436
6.075%, 07/01/37	326	347
6.049%, 10/01/37	685	743
6.043%, 07/01/37	465	505
6.034%, 09/01/37	633	677
6.032%, 09/01/37	271	294
6.028%, 01/01/37	629	680
5.986%, 09/01/37	87	93
5.977%, 04/01/37	855	925
5.968%, 07/01/36	529	560
5.957%, 01/01/37	1,136	1,228
5.929%, 03/01/37	708	765
5.922%, 10/01/36 to 04/01/37	1,001	1,062
5.918%, 06/01/36	555	587
5.915%, 07/01/37	868	939
5.900%, 10/01/36	1,618	1,718
5.879%, 09/01/37	405	443
5.878%, 02/01/37	625	677
5.841%, 03/01/37	5,283	5,708
5.745%, 02/01/37	740	779
5.744%, 10/01/37	444	481
5.734%, 12/01/36	1,252	1,304
5.705%, 05/01/37	2,098	2,229
5.661%, 11/01/36	762	811
5.629%, 01/01/23	818	889
5.563%, 06/01/36	1,192	1,267
5.500%, 07/01/37	283	301
5.484%, 02/01/39	1,266	1,367
5.366%, 11/01/37	457	484
5.083%, 11/01/36	621	659
4.406%, 07/01/37	956	1,012
3.741%, 11/01/37	832	880
2.599%, 05/01/36	323	342
2.570%, 06/01/36	1,071	1,138
2.370%, 09/01/36	279	295
1.899%, 09/01/36	351	368

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	$218	$248
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	705	818
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	798	899
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	553	657
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	248	285
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,086	1,202
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,310	1,486
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	897	1,021
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	823	936
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	623	727
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,100	1,205
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	249	230
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	683	794
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	970	1,038
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	511	587
FNMA CMO, Ser 2002-10, Cl SB
18.583%, 03/25/17 (B)	113	136
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	654	745
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	197	191
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	774	896
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	2,628	3,003
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,073
FNMA CMO, Ser 2003-131, Cl SK
15.686%, 01/25/34 (B)	618	765
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,286
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	2,000	2,277
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	738	762
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	340	331
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	747	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-30, Cl HS, IO
7.405%, 07/25/17 (B)	$588	$27
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	484	429
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	904	990
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	1,054	1,088
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,768
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	1,086	1,166
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	641	599
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	225	216
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	615	570
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	96	95
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	1,500	1,671
FNMA CMO, Ser 2005-106, Cl US
23.624%, 11/25/35 (B)	1,019	1,489
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	2,000	2,107
FNMA CMO, Ser 2005-123, Cl FG
0.707%, 07/25/34 (B)	308	307
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	737	757
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,342
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	174	178
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	1,380	1,526
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,538	1,751
FNMA CMO, Ser 2005-72, Cl SB
16.232%, 08/25/35 (B)	567	672
FNMA CMO, Ser 2005-74, Cl CS
19.313%, 05/25/35 (B)	536	707
FNMA CMO, Ser 2005-74, Cl SK
19.423%, 05/25/35 (B)	410	543
FNMA CMO, Ser 2005-90, Cl ES
16.232%, 10/25/35 (B)	388	469
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	348	323
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,859
FNMA CMO, Ser 2006-117, Cl GS, IO
6.393%, 12/25/36 (B)	833	136
FNMA CMO, Ser 2006-118, Cl A2
0.315%, 12/25/36 (B)	919	881

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	$434	$370
FNMA CMO, Ser 2006-23, Cl FK
0.507%, 04/25/36 (B)	463	464
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	517	474
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	552	494
FNMA CMO, Ser 2006-33, Cl LS
28.993%, 05/25/36 (B)	384	619
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	604	626
FNMA CMO, Ser 2006-44, Cl FP
0.657%, 06/25/36 (B)	620	622
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	362	337
FNMA CMO, Ser 2006-46, Cl SW
23.256%, 06/25/36 (B)	498	692
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	687	768
FNMA CMO, Ser 2006-56, Cl FC
0.547%, 07/25/36 (B)	646	647
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/24	1,000	969
FNMA CMO, Ser 2006-56, Cl PF
0.607%, 07/25/36 (B)	808	811
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	31	31
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	598	543
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	979	851
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	923	1,097
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,175	1,197
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	707	831
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,239
FNMA CMO, Ser 2006-94, Cl GI, IO
6.393%, 10/25/26 (B)	1,529	222
FNMA CMO, Ser 2007-100, Cl SM, IO
6.193%, 10/25/37 (B)	2,454	375
FNMA CMO, Ser 2007-101, Cl A2
0.507%, 06/27/36 (B)	2,212	2,188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-112, Cl SA, IO
6.193%, 12/25/37 (B)	$1,552	$255
FNMA CMO, Ser 2007-114, Cl A6
0.457%, 10/27/37 (B)	1,600	1,590
FNMA CMO, Ser 2007-116, Cl HI, IO
6.371%, 01/25/38 (B)	1,811	123
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,258
FNMA CMO, Ser 2007-29, Cl SG
21.809%, 04/25/37 (B)	347	468
FNMA CMO, Ser 2007-43, Cl FL
0.557%, 05/25/37 (B)	373	374
FNMA CMO, Ser 2007-53, Cl SH, IO
5.855%, 06/25/37 (B)	1,731	245
FNMA CMO, Ser 2007-54, Cl FA
0.657%, 06/25/37 (B)	1,366	1,370
FNMA CMO, Ser 2007-60, Cl AX, IO
6.893%, 07/25/37 (B)	2,336	365
FNMA CMO, Ser 2007-65, Cl KI, IO
6.363%, 07/25/37 (B)	2,193	343
FNMA CMO, Ser 2007-72, Cl EK, IO
6.143%, 07/25/37 (B)	2,259	330
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	696	652
FNMA CMO, Ser 2007-79, Cl SB
23.074%, 08/25/37 (B)	188	263
FNMA CMO, Ser 2007-85, Cl SG
15.607%, 09/25/37 (B)	618	726
FNMA CMO, Ser 2007-92, Cl YS, IO
5.535%, 06/25/37 (B)	1,821	249
FNMA CMO, Ser 2008-1, Cl BI, IO
5.665%, 02/25/38 (B)	2,126	279
FNMA CMO, Ser 2008-20, Cl SA, IO
6.733%, 03/25/38 (B)	1,163	186
FNMA CMO, Ser 2008-22, Cl IO, IO
6.185%, 03/25/37 (B)	17,636	2,236
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,671
FNMA CMO, Ser 2008-24, Cl PF
0.907%, 02/25/38 (B)	660	669
FNMA CMO, Ser 2008-32, Cl SA, IO
6.605%, 04/25/38 (B)	971	125
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	1,877	24
FNMA CMO, Ser 2008-4, Cl SD, IO
5.743%, 02/25/38 (B)	3,437	464
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,859
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	739
FNMA CMO, Ser 2009-103, Cl MB
3.259%, 12/25/39 (B)	879	934

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	$5,359	$5,979
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	3,312	3,534
FNMA CMO, Ser 2009-17, Cl QS, IO
6.393%, 03/25/39 (B)	1,144	191
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	4,328	4,752
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	7,406	8,347
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,335	200
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	5,320	5,620
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	1,818	1,600
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	3,276	3,547
FNMA CMO, Ser 2009-84, Cl WS, IO
5.643%, 10/25/39 (B)	1,429	180
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	9,970	9,273
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	1,084	146
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	1,225	1,075
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,352	164
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,692	1,810
FNMA CMO, Ser 2009-99, Cl SC, IO
5.923%, 12/25/39 (B)	1,524	179
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,931	4,376
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,202	4,546
FNMA CMO, Ser 2010-1, Cl WA
6.150%, 02/25/40 (B)	703	794
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	3,007	3,201
FNMA CMO, Ser 2010-118, IO
6.243%, 10/25/40 (B)	3,942	589
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,815
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,816	1,934
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	542	573
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,407	1,502
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (B)	768	878

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-23, Cl KS, IO
6.843%, 02/25/40 (B)	$1,783	$246
FNMA CMO, Ser 2010-35, Cl SB, IO
6.163%, 04/25/40 (B)	2,059	238
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	644	572
FNMA CMO, Ser 2010-43, Cl HJ
5.500%, 05/25/40	11,586	13,044
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,089
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	4,965	5,312
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,572	1,719
FNMA CMO, Ser 2010-68, Cl SA, IO
4.743%, 07/25/40 (B)	3,626	447
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,543
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	8,896	9,948
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (B)	1,488	1,656
FNMA CMO, Ser 2011-30, Cl LS, IO
4.754%, 04/25/41 (B)	4,030	308
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/51 (B)	1,804	1,949
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	4,700	4,974
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	11,351	11,870
FNMA CMO, Ser 2011-63, IO
6.423%, 07/25/41 (B)	4,906	799
FNMA CMO, Ser 2011-75, Cl FA
0.807%, 08/25/41 (B)	883	891
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	1,076	1,147
FNMA CMO, Ser 2011-96, IO
6.293%, 10/25/41 (B)	8,090	1,565
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/21	1,500	1,609
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	7,500	7,874
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/21	2,500	2,677
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	1,018	1,194
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,032	2,376
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	667	758

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	$833	$966
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/24	612	566
FNMA Interest STRIPS CMO, Ser 1998-300, PO
0.000%, 09/01/24	393	363
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/32	772	135
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,257	266
FNMA TBA
6.000%, 12/01/37 to 01/01/38	58,300	63,860
5.500%, 01/01/38	47,700	51,702
5.000%, 01/01/38 to 02/01/38	(8,700)	(9,293)
4.500%, 01/01/38	32,280	34,081
4.000%, 11/15/34	30,700	31,923
3.500%, 12/25/31 to 01/01/41	31,400	32,081
3.000%, 01/25/26 to 01/25/27	54,025	55,218
2.500%, 01/01/26	3,600	3,600
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.162%, 12/25/42 (B)	961	1,129
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	917	1,037
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,378	1,554
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	578	663
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	466	542
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	878	1,012
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,191
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,002	1,185
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	720	796
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.477%, 03/25/45 (B)	2,618	2,625

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	$350	$414
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.477%, 02/25/36 (B)	624	626
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.517%, 11/25/46 (B)	1,386	1,394
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.637%, 07/25/37 (B)	79	142
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	1,959	2,176
GNMA
9.500%, 12/15/20	8	9
7.500%, 10/15/37 to 09/20/38	1,316	1,537
7.000%, 04/15/26 to 06/15/35	4,067	4,676
6.500%, 01/15/24 to 02/15/39	7,582	8,707
6.000%, 12/15/23 to 10/20/40	26,553	30,000
5.000%, 07/20/40 to 11/20/40	7,159	7,901
4.500%, 11/20/40 to 04/20/41	32,408	35,232
3.500%, 12/20/40 to 03/20/41	3,972	4,115
GNMA ARM (B)
3.500%, 05/20/41 to 10/20/41	16,555	17,480
3.000%, 07/20/41 to 11/20/41	9,210	9,653
1.540%, 01/20/60	1,475	1,503
GNMA CMO, Ser 2001-18, Cl WH
31.478%, 04/20/31 (B)	112	204
GNMA CMO, Ser 2001-22, Cl PS
20.354%, 03/17/31 (B)	819	1,158
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,941	2,207
GNMA CMO, Ser 2002-23, Cl SD
20.279%, 04/16/32 (B)	1,174	1,645
GNMA CMO, Ser 2002-51, Cl SG
31.396%, 04/20/31 (B)	99	180
GNMA CMO, Ser 2002-57, Cl SB
108.747%, 08/16/32	84	301

GNMA CMO, Ser 2002-69, Cl SC
15.939%, 02/20/32 (B)	227	259
GNMA CMO, Ser 2003-60, Cl GS
12.000%, 05/16/33 (B)	157	174
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,891	5,579
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	1,129	1,277
GNMA CMO, Ser 2003-97, Cl SA, IO
6.300%, 11/16/33 (B)	593	98
GNMA CMO, Ser 2004-28, Cl SV
8.745%, 04/20/34 (B)	1,443	1,618
GNMA CMO, Ser 2004-34, Cl CS
19.190%, 02/20/34 (B)	71	92

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	$264	$260
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	362	361
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	130	127
GNMA CMO, Ser 2004-87, Cl SB
7.383%, 03/17/33 (B)	283	304
GNMA CMO, Ser 2005-13, Cl SD, IO
6.545%, 02/20/35 (B)	834	139
GNMA CMO, Ser 2005-3, Cl SB, IO
5.845%, 01/20/35 (B)	1,545	229
GNMA CMO, Ser 2005-7, Cl JM
16.166%, 05/18/34 (B)	293	352
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	11,188	12,147
GNMA CMO, Ser 2005-81, Cl SD, IO
6.055%, 12/20/34 (B)	1,419	172
GNMA CMO, Ser 2005-82, Cl NS, IO
6.045%, 07/20/34 (B)	920	135
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,201
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	175	160
GNMA CMO, Ser 2006-38, Cl SG, IO
6.405%, 09/20/33 (B)	2,832	273
GNMA CMO, Ser 2006-38, Cl SW, IO
6.255%, 06/20/36 (B)	1,418	187
GNMA CMO, Ser 2006-47, Cl SA, IO
6.550%, 08/16/36 (B)	2,267	400
GNMA CMO, Ser 2007-17, Cl AF
0.450%, 04/16/37 (B)	808	807
GNMA CMO, Ser 2007-26, Cl SW, IO
5.945%, 05/20/37 (B)	2,773	413

GNMA CMO, Ser 2007-27, Cl SD, IO
5.945%, 05/20/37 (B)	971	137
GNMA CMO, Ser 2007-42, Cl SB, IO
6.495%, 07/20/37 (B)	1,360	206
GNMA CMO, Ser 2007-45, Cl QA, IO
6.385%, 07/20/37 (B)	880	133
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.295%, 11/20/37 (B)	1,039	150
GNMA CMO, Ser 2007-78, Cl SA, IO
6.280%, 12/16/37 (B)	12,945	2,172
GNMA CMO, Ser 2007-81, Cl SP, IO
6.395%, 12/20/37 (B)	1,289	190
GNMA CMO, Ser 2007-82, Cl SA, IO
6.275%, 12/20/37 (B)	843	123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-9, Cl CI, IO
5.945%, 03/20/37 (B)	$1,097	$162
GNMA CMO, Ser 2008-10, Cl S, IO
5.575%, 02/20/38 (B)	1,506	200
GNMA CMO, Ser 2008-2, Cl MS, IO
6.917%, 01/16/38 (B)	925	129
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	406	369
GNMA CMO, Ser 2008-33, Cl XS, IO
7.450%, 04/16/38 (B)	650	108
GNMA CMO, Ser 2008-55, Cl SA, IO
5.945%, 06/20/38 (B)	1,486	215
GNMA CMO, Ser 2008-60, Cl SH, IO
5.900%, 07/16/38 (B)	810	128
GNMA CMO, Ser 2008-95, Cl DS, IO
7.045%, 12/20/38 (B)	2,233	354
GNMA CMO, Ser 2009-10, Cl ST, IO
6.200%, 03/16/34 (B)	883	115
GNMA CMO, Ser 2009-102, Cl SM, IO
6.150%, 06/16/39 (B)	3,203	419
GNMA CMO, Ser 2009-106, Cl AS, IO
6.150%, 11/16/39 (B)	2,053	309
GNMA CMO, Ser 2009-106, Cl KS, IO
6.145%, 11/20/39 (B)	22,415	3,205
GNMA CMO, Ser 2009-106, Cl SU, IO
5.945%, 05/20/37 (B)	4,846	711

GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	811	142
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	40	7
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,340	221
GNMA CMO, Ser 2009-22, Cl SA, IO
6.025%, 04/20/39 (B)	2,249	309
GNMA CMO, Ser 2009-24, Cl DS, IO
6.045%, 03/20/39 (B)	1,372	163
GNMA CMO, Ser 2009-25, Cl SE, IO
7.345%, 09/20/38 (B)	867	147
GNMA CMO, Ser 2009-31, Cl TS, IO
6.055%, 03/20/39 (B)	2,278	301
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	375	63
GNMA CMO, Ser 2009-35, Cl SP, IO
6.150%, 05/16/37 (B)	1,962	281
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	2,239	62
GNMA CMO, Ser 2009-42, Cl SC, IO
5.825%, 06/20/39 (B)	794	116

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-43, Cl SA, IO
5.695%, 06/20/39 (B)	$2,044	$272
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,243	1,393
GNMA CMO, Ser 2009-45, Cl AI, IO
5.710%, 04/16/39 (B)	801	103
GNMA CMO, Ser 2009-6, Cl SH, IO
5.785%, 02/20/39 (B)	1,694	234
GNMA CMO, Ser 2009-61, Cl SA, IO
6.445%, 08/20/39 (B)	4,055	623
GNMA CMO, Ser 2009-61, Cl WQ, IO
6.007%, 11/16/35 (B)	2,370	389
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	988	156
GNMA CMO, Ser 2009-65, Cl TS, IO
6.145%, 12/20/38 (B)	2,963	396
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,733
GNMA CMO, Ser 2009-67, Cl SA, IO
5.800%, 08/16/39 (B)	2,116	294

GNMA CMO, Ser 2009-68, Cl SL, IO
6.500%, 04/16/39 (B)	915	131
GNMA CMO, Ser 2009-72, Cl SM, IO
6.000%, 08/16/39 (B)	2,672	347
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	994	1,092
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,398	1,241
GNMA CMO, Ser 2009-83, Cl TS, IO
5.845%, 08/20/39 (B)	1,981	278
GNMA CMO, Ser 2009-87, Cl KI, IO
6.045%, 09/20/35 (B)	966	128
GNMA CMO, Ser 2009-87, Cl SI, IO
6.495%, 02/20/35 (B)	1,089	174
GNMA CMO, Ser 2009-87, Cl TS, IO
5.845%, 07/20/35 (B)	2,108	327
GNMA CMO, Ser 2010-107, Cl SG, IO
5.895%, 02/20/38 (B)	1,471	227
GNMA CMO, Ser 2010-116, Cl JS, IO
5.795%, 12/20/39 (B)	93	15
GNMA CMO, Ser 2010-117, Cl PS, IO
5.745%, 10/20/39 (B)	6,635	1,062
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/32	696	653
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/35	724	662

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	$425	$339
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/33	370	355
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,431	1,547
GNMA CMO, Ser 2010-14, Cl SA, IO
7.745%, 12/20/32 (B)	1,044	154
GNMA CMO, Ser 2010-14, Cl SC, IO
4.561%, 08/20/35 (B)	2,140	308
GNMA CMO, Ser 2010-14, Cl SH, IO
5.750%, 02/16/40 (B)	1,149	208
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,714	614
GNMA CMO, Ser 2010-151, Cl SA, IO
5.795%, 11/20/40 (B)	3,327	519
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	1,438	1,222
GNMA CMO, Ser 2010-160, Cl SW, IO
6.295%, 10/20/38 (B)	2,265	354
GNMA CMO, Ser 2010-167, Cl US, IO
6.375%, 11/20/38 (B)	1,056	157
GNMA CMO, Ser 2010-3, Cl MS, IO
6.295%, 11/20/38 (B)	2,950	452
GNMA CMO, Ser 2010-31, Cl GS, IO
6.245%, 03/20/39 (B)	1,292	195
GNMA CMO, Ser 2010-39, Cl SP, IO
6.295%, 11/20/38 (B)	454	66
GNMA CMO, Ser 2010-4, Cl NS, IO
6.140%, 01/16/40 (B)	28,374	4,650
GNMA CMO, Ser 2010-47, Cl PX, IO
6.455%, 06/20/37 (B)	3,919	616
GNMA CMO, Ser 2010-47, Cl VS, IO
6.007%, 11/16/37 (B)	1,647	233
GNMA CMO, Ser 2010-47, Cl XN, IO
6.300%, 04/16/34 (B)	1,524	129
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,255
GNMA CMO, Ser 2010-68, Cl SD, IO
6.325%, 06/20/40 (B)	4,958	897
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	1,010
GNMA CMO, Ser 2010-85, Cl HS, IO
6.395%, 01/20/40 (B)	2,007	312
GNMA CMO, Ser 2010-87, Cl SK, IO
6.257%, 07/16/40 (B)	3,056	516

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-89, IO
5.675%, 07/20/40 (B)	$362	$65
GNMA CMO, Ser 2010-H10, Cl FC
1.245%, 05/20/60 (B)	5,264	5,368
GNMA CMO, Ser 2010-H26, Cl LF
0.589%, 08/20/58 (B)	7,283	7,175
GNMA CMO, Ser 2011-140, IO
6.490%, 10/16/41 (B)	1,569	237
GNMA CMO, Ser 2011-32, Cl S, IO
5.750%, 03/16/41 (B)	726	115
GNMA CMO, Ser 2011-40, Cl SA, IO
5.880%, 02/16/36 (B)	4,168	637
GNMA CMO, Ser 2011-70, Cl BS, IO
6.450%, 12/16/36 (B)	2,442	413
GNMA CMO, Ser 2011-H09, Cl AF
0.755%, 03/20/61 (B)	1,766	1,752
GNMA TBA
6.000%, 12/01/37	1,300	1,463
5.500%, 12/01/37	2,500	2,794
4.500%, 12/15/39	3,800	4,125
4.000%, 12/01/39 to 01/01/40	19,500	20,764
3.500%, 01/15/41	47,700	49,302
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	6,008	6,242
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.695%, 10/07/20 (B)	11,840	11,856
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.615%, 11/06/17 (B)	4,862	4,863
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.715%, 11/05/20 (B)	3,003	3,003
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.801%, 12/08/20 (B)	926	931
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	453	462
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.591%, 12/07/20 (B)	255	256

		2,467,679

Non-Agency Mortgage-Backed Obligations — 10.4%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.438%, 02/02/37 (B) (C)	853	818
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B) (C)	1,325	1,329

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B) (C)	$900	$908
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B) (C)	1,500	1,520
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (B) (C)	687	703
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.150%, 11/25/46 (B)	1,409	523
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.382%, 03/25/47 (B)	11,735	5,880
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	3,326	3,432
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.309%, 05/24/36 (B) (C)	595	589
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.309%, 05/24/36 (B) (C)	400	380
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.154%, 03/26/37 (B) (C)	1,527	1,504
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (C)	1,193	1,239
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.415%, 10/28/36 (B) (C)	510	504
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.488%, 11/28/35 (B) (C)	498	486
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	348	349
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	678	680
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	495	509
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	737	752
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	613	629
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	460	464

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	$445	$444
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.784%, 11/25/21 (B)	216	201
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.542%, 04/25/37 (B)	439	298
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	688
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	1,921	1,920
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	914
Banc of America Commercial Mortgage, Ser 2003-1, Cl A1
3.878%, 09/11/36	694	694
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	849	856
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	6,060	6,559
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	500	538
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,061
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	300	329
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	500	550
Banc of America Commercial Mortgage, Ser 2006-2, Cl A4	4,290	4,764
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	6,635	7,182
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	876
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	1,912	2,031
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	3,604	3,812
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	495	520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	$145	$145
Banc of America Funding, Ser 2004-C, Cl 1A1
5.033%, 12/20/34 (B)	256	240
Banc of America Funding, Ser 2005-B, Cl 2A1
2.891%, 04/20/35 (B)	4,126	2,814
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (B) (C)	865	904
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.545%, 05/26/37 (B) (C)	1,114	1,082
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	785	785
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	1,000	1,024
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.807%, 05/25/18 (B)	239	227
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.707%, 08/25/18 (B)	261	249
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.883%, 06/25/33 (B)	342	312
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,021
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	265	269
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	228	234
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	194	205
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	1,135	1,136
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B) (C)	217	215
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (B) (C)	1,092	1,136
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	867	911

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (B) (C)	$878	$900
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.204%, 04/26/37 (B) (C)	962	956
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B) (C)	329	319
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.007%, 04/26/35 (B) (C)	484	474
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.470%, 07/26/45 (B) (C)	1,239	1,163
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.045%, 01/26/36 (B) (C)	564	547
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.930%, 02/26/47 (B) (C)	501	463
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.085%, 05/26/35 (B) (C)	700	628
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.596%, 09/26/37 (B) (C)	1,172	993
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (B) (C)	939	914
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.344%, 05/28/36 (B) (C)	1,219	1,079
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.823%, 07/26/36 (B) (C)	1,218	1,154
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.044%, 05/25/34 (B)	301	298
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.295%, 05/25/34 (B)	1,382	1,217
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (B)	482	442
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
2.703%, 04/25/35 (B)	233	166
Bear Stearns Asset-Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,027	1,299
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	444	451

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	$251	$252
Bear Stearns Commercial Mortgage Securities, Ser 2004-T14, Cl A4
5.200%, 01/12/41 (B)	4,094	4,349
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	1,241	1,242
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.244%, 06/11/41 (B) (C)	14,762	220
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.147%, 10/12/42 (B)	7,280	7,957
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.452%, 03/11/39 (B)	300	331
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.705%, 04/12/38 (B)	4,110	4,593
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	333
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,769
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.707%, 01/25/34 (B)	106	106
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	182	171
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.923%, 12/25/35 (B)	13,166	10,308
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.755%, 02/25/37 (B)	364	346
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.740%, 02/25/37 (B)	235	224
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.776%, 07/25/37 (B)	572	502
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	665	694
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	440	458
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.697%, 12/10/49 (B)	5,860	6,347

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.093%, 08/25/34 (B)	$415	$422
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	422	408
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.169%, 11/25/38 (B) (C)	1,053	1,052
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.467%, 09/25/33 (B) (C)	708	687
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (B) (C)	1,000	1,018
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (C)	1,426	1,487
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.735%, 02/25/35 (B) (C)	393	376
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.325%, 02/25/47 (B) (C)	717	705
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.384%, 02/25/46 (B) (C)	878	829
Citigroup, Ser 2005-CD1, Cl AM
5.226%, 07/15/44 (B)	2,029	2,128
Citigroup, Ser 2006-CD2, Cl X, IO
0.077%, 01/15/46 (B) (C)	89,263	250
Citigroup, Ser 2007-CD4, Cl XC, IO
0.242%, 12/11/49 (B) (C)	48,156	428
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	662	684
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	3	3
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	2,500	2,507
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	3,096	3,246
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	2,434	2,647
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.814%, 12/10/49 (B)	5,816	6,361
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,165	2,267

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	$1,988	$1,935
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	218	221
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	972	1,001
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	306	226
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.580%, 08/25/35 (B)	3,757	1,938
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.330%, 08/25/35 (B)	866	414
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.575%, 11/20/35 (B)	4,975	2,518
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.527%, 01/25/36 (B)	2,469	1,453
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	325	326
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	898	884
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
3.004%, 12/25/33 (B)	540	477
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,507	1,558
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.441%, 08/25/18 (B)	112	109
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.867%, 09/25/34 (B)	74	39
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	774	800

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	$1,001	$1,022
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	760	673
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.657%, 09/25/35 (B) (C)	5,027	4,126
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	835	851
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	467	470
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,211	1,255
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	630	651
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	279	298
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	503	516
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	1,491	1,550
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	759	800
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	818	859
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.572%, 06/25/34 (B)	738	669
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.179%, 06/25/35 (B)	227	231
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	2,014	2,057
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	2,974	3,118
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.662%, 03/15/39 (B)	$825	$873
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	3,499	3,652
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,657	7,014
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	303	304
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.235%, 06/28/47 (B) (C)	452	448
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.674%, 09/26/46 (B) (C)	598	588
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (B) (C)	253	247
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
3.930%, 06/25/50 (B) (C)	400	371
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	895	898
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.245%, 02/27/47 (B) (C)	1,539	1,514
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.865%, 07/28/36 (B) (C)	903	849
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.509%, 08/28/47 (B) (C)	2,219	2,208
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.245%, 03/27/46 (B) (C)	2,794	2,777
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	866
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (B) (C)	2,540	2,755
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	4,927	5,149
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	2,695	2,802
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.511%, 08/10/44 (B) (C)	6,814	387

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.580%, 02/25/20 (B)	$314	$320
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.365%, 04/26/37 (B) (C)	434	423
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.496%, 06/28/47 (B) (C)	482	477
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	5,697	5,944
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.655%, 11/19/44 (B)	1,939	776
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.150%, 03/19/46 (B)	366	144
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	7,227	7,245
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	1,273	1,318
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.796%, 02/25/48 (B) (C)	4,887	4,887
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	865	872
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	188	189
GE Capital Commercial Mortgage, Ser 2003-C1, Cl A4
4.819%, 01/10/38	3,397	3,509
GE Capital Commercial Mortgage, Ser 2004-C2, Cl A4
4.893%, 03/10/40	929	981
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/48 (B)	1,000	966
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,030
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	68	68
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	$445	$454
GMAC Commercial Mortgage Securities, Ser 2003-C1, Cl A2
4.079%, 05/10/36	1,323	1,355
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	803
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	752
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	2,705	2,636
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.030%, 10/19/33 (B)	1,639	1,541
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	586	580
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,168	1,201
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	713	751
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	337	346
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (C)	9	9
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	739	744
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	7,150	7,628
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (B)	220	224
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	4,640	4,929
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.877%, 07/10/38 (B)	10,875	11,919
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,916	8,356
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	901	950

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	$2,538	$2,570
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	1,000	1,078
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.637%, 11/10/39 (B) (C)	11,386	260
GS Mortgage Securities II, Ser 2011-GC5, IO
1.952%, 08/10/44 (B) (C)	6,210	558
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	8,740	8,923
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	4	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.657%, 04/25/36 (B) (C)	1,879	1,502
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	710	744
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	113	113
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.757%, 06/25/35 (B)	364	351
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	117
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.557%, 05/25/35 (B)	483	407
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	4,599	4,821
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	730	758
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.607%, 05/25/36 (B)	596	530
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.607%, 08/25/36 (B)	1,635	1,412
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.771%, 11/25/37 (B)	1,485	1,067
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	11,300	3,352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	$851	$849
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	112	112
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	1,112	1,142
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	403	406
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	544	547
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	294	298
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	3,060	3,224
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	3,808	4,037
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.357%, 08/12/37 (B)	700	679
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	579	589
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.068%, 06/12/43 (B)	55,238	380
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	600	658
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A1S
5.284%, 05/15/47	47	47
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	738	759

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	$6,416	$6,666
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.404%, 05/15/47 (B)	800	726
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	812	913
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	6,311	6,597
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	1,065	1,076
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	3,883	3,979
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	1,116	1,169
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/47	3,360	3,555
JPMorgan Chase Commercial Mortgage Securities, Ser LDPX, Cl A3
5.420%, 01/15/49	1,465	1,547
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/34 (B)	176	165
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.175%, 06/25/34 (B)	2,267	2,118
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.759%, 09/25/34 (B)	209	201
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
3.569%, 12/25/34 (B)	745	739
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
3.569%, 12/25/34 (B)	11,500	10,504
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.022%, 02/25/35 (B)	1,000	927

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (B)	$139	$137
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.303%, 04/25/35 (B)	360	350
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.600%, 04/25/36 (B)	13,400	9,922
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.747%, 08/25/34 (B)	1,657	1,528
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.648%, 11/25/33 (B)	1,373	1,258
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.623%, 05/25/36 (B)	12,616	10,543
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.782%, 08/25/34 (B)	705	598
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
5.848%, 09/26/36 (B) (C)	572	572
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
4.279%, 08/26/35 (B) (C)	445	436
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.932%, 07/15/44 (B)	844	898
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	552	558
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	231	232
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	883
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,624	2,756
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	382
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.120%, 02/15/41 (B) (C)	24,755	264
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.870%, 06/15/38 (B)	450	498
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	281

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	$420	$442
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,551
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	2,810	3,008
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	1,565	1,682
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (B) (C)	708	675
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (B) (C)	1,000	987
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (B)	478	468
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.718%, 11/21/34 (B)	1,585	1,476
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.718%, 11/21/34 (B)	11,650	10,937
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.457%, 05/25/47 (B)	14,633	7,117
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	1,705	1,779
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,103	3,024
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.607%, 05/25/35 (B) (C)	624	494
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.617%, 07/25/35 (B) (C)	1,393	1,098
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (C)	354	262
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	403	403
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	754	565
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	833	862

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	$106	$109
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	440	456
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.657%, 11/25/34 (B)	10	10
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.731%, 07/25/33 (B)	196	180
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.435%, 02/25/34 (B)	198	187
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.238%, 02/25/34 (B)	2,477	2,442
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.612%, 08/25/34 (B)	383	358
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,069	1,110
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.326%, 01/12/44 (B)	480	441
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
1.988%, 02/25/36 (B)	364	275
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.666%, 05/12/39 (B)	505	560
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.279%, 12/12/49 (B) (C)	16,695	222
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	18,049
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	1,450	1,489
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.080%, 12/25/34 (B)	663	625
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.787%, 04/25/29 (B)	375	320
MLCC Mortgage Investors, Ser 2004-B, Cl A3
1.996%, 05/25/29 (B)	525	493
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.835%, 08/25/29 (B)	438	375

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.058%, 04/25/35 (B)	$69	$62
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	323	325
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	527	539
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	312	322
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	2,600	2,844
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.179%, 11/14/42 (B)	340	348
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	6,545	7,130
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.466%, 03/12/44 (B)	972	988
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	4,155	4,617
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	11,485	12,671
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/41 (B)	4,440	5,091
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.425%, 02/12/44 (B) (C)	45,190	369
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	776	779
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.641%, 06/11/42 (B)	300	337
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	3,292	3,376
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	340	355
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	1,771	1,859
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	128	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	$680	$683
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,095
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	738
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.653%, 04/25/34 (B)	740	750
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.367%, 02/25/47 (B)	201	160
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (C)	1,300	1,326
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (C)	345	346
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (C)	1,000	999
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	1,300	1,355
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (C)	2,138	2,135
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.789%, 05/25/36 (B)	620	453
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.315%, 03/15/30 (B)	2,754	2,897
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/51 (B) (C)	480	479
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	304	321
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	97	77
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (C)	2,564	2,187
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (C)	714	721
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (C)	547	545

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B) (C)	$1,000	$988
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	623	626
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	407	418
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	452	467
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,495	1,309
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.590%, 09/25/45 (B)	984	516
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	797	803
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,371	1,367
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	496	506
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.598%, 12/25/34 (B)	1,559	1,379
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	551	579
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	115	115
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (B)	700	647
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.715%, 01/20/35 (B)	877	686
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	531	527
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	746	742
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (B) (C)	1,051	1,049
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.950%, 06/25/34 (B)	600	566

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.577%, 10/25/35 (B)	$4,586	$2,589
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.915%, 10/19/34 (B)	313	257
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.457%, 10/25/36 (B)	5,695	2,829
Structured Asset Securities, Ser 2003-16, Cl A3
0.757%, 06/25/33 (B)	781	742
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.437%, 10/25/33 (B)	10,050	8,787
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.230%, 11/25/33 (B)	221	232
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	878	888
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.021%, 12/25/33 (B)	278	275
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	936	914
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.897%, 09/25/43 (B)	734	658
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.908%, 08/15/39 (B)	2,500	2,688
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	3,234	3,316
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,403	2,780
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (B) (C)	771	772
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A2
9.077%, 12/26/50 (B) (C)	900	898
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (B) (C)	426	425
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (B) (C)	500	500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (B) (C)	$343	$343
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (B) (C)	168	168
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	222	223
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	220	221
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	733	736
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.048%, 06/15/45 (B) (C)	84,356	224
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/48	530	572
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.575%, 01/25/33 (B)	319	284
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.450%, 10/25/33 (B)	545	514
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.572%, 06/25/33 (B)	524	487
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.445%, 08/25/33 (B)	449	423
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.476%, 08/25/33 (B)	272	256
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.466%, 09/25/33 (B)	988	935
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.554%, 09/25/33 (B)	352	335
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	296	299
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.343%, 11/25/33 (B)	414	436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	$376	$389
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.755%, 06/25/33 (B)	125	140
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,261	2,330
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.570%, 06/25/34 (B)	271	262
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.570%, 06/25/34 (B)	355	343
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	606	633
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.657%, 03/25/34 (B)	177	172
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	751	770
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.547%, 10/25/45 (B)	3,565	2,595
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.537%, 11/25/45 (B)	5,566	3,615
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.575%, 12/25/35 (B)	13,585	9,349
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.547%, 12/25/45 (B)	5,283	3,776
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.300%, 01/25/46 (B)	3,025	832
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl 2A
1.210%, 07/25/46 (B)	1,065	628
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.816%, 10/25/46 (B)	1,337	894
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
4.298%, 11/25/36 (B)	414	276

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.070%, 11/25/46 (B)	$2,792	$1,548
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.070%, 11/25/46 (B)	1,611	308
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.816%, 11/25/46 (B)	1,765	659
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.040%, 12/25/46 (B)	558	179
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.816%, 12/25/46 (B)	594	402
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.200%, 06/25/46 (B)	1,199	453
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.150%, 09/25/46 (B)	406	8
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.239%, 02/25/37 (B)	5,335	3,315
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
0.980%, 06/25/47 (B)	11,389	6,163
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.040%, 07/25/47 (B)	11,787	6,443
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	615	112
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	167	174
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	245	188
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	357	294

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	$1,245	$1,284
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.657%, 02/25/33 (B)	671	640
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.416%, 10/25/33 (B)	136	136
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.433%, 11/25/33 (B)	827	836
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.916%, 02/25/34 (B)	582	594
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	127	127
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.714%, 12/25/34 (B)	779	731
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.714%, 12/25/34 (B)	520	493
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.750%, 12/25/34 (B)	248	238
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.750%, 12/25/34 (B)	372	362
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.736%, 07/25/34 (B)	806	742
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.886%, 08/25/34 (B)	393	403
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.678%, 09/25/34 (B)	1,299	1,233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.716%, 10/25/34 (B)	662	625

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.716%, 10/25/34 (B)	$529	$509
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	345	357
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	322	335
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.353%, 08/25/35 (B)	626	600
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.723%, 06/25/35 (B)	981	909
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.666%, 10/25/33 (B)	311	288
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.643%, 11/25/36 (B)	764	667
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.182%, 02/15/44 (B) (C)	8,336	462
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,935	3,988
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	600	626

		650,683

Total Mortgage-Backed Securities (Cost $3,075,025) ($ Thousands)		3,118,362

CORPORATE OBLIGATIONS — 25.1%

Consumer Discretionary — 1.5%
CBS
8.875%, 05/15/19	125	160
7.875%, 07/30/30	160	200
5.750%, 04/15/20 (D)	92	101
Comcast
6.500%, 01/15/15	3,425	3,869
6.500%, 01/15/17 (D)	7,565	8,852
6.450%, 03/15/37 (D)	200	227
5.650%, 06/15/35	230	238
4.950%, 06/15/16	4,125	4,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Communications
8.375%, 03/15/13	$3,782	$4,133
CVS
5.789%, 01/10/26 (C)	1,818	1,898
CVS Caremark
6.600%, 03/15/19	180	215
6.125%, 09/15/39	140	156
5.750%, 05/15/41	1,155	1,268
4.125%, 05/15/21	360	374
CVS Lease Pass-Through
6.036%, 12/10/28 (C)	2,696	2,756
CVS Lease Pass-Through Trust
5.880%, 01/10/28	167	169
Daimler Finance North America LLC
3.875%, 09/15/21 (C)	665	649
2.625%, 09/15/16 (C)	389	384
1.875%, 09/15/14 (C)	4,920	4,845
DaimlerChrysler
7.300%, 01/15/12	2,415	2,431
6.500%, 11/15/13	460	500
Gap
5.950%, 04/12/21	4,058	3,838
Historic TW
9.150%, 02/01/23	500	677
Johnson Controls
5.250%, 12/01/41	440	439
4.250%, 03/01/21	265	277
3.750%, 12/01/21	289	289
Kohl’s
6.250%, 12/15/17	255	301
4.000%, 11/01/21	134	135
Lowe’s
7.110%, 05/15/37	400	511
5.125%, 11/15/41	48	49
3.800%, 11/15/21	2,648	2,646
McDonald’s MTN
5.350%, 03/01/18	1,300	1,530
Newell Rubbermaid
4.700%, 08/15/20 (D)	176	180
Staples
9.750%, 01/15/14	305	348
Target
7.000%, 01/15/38 (D)	135	175
4.000%, 06/15/13	355	373
Thomson Reuters
5.950%, 07/15/13 (D)	1,405	1,505
4.700%, 10/15/19	250	271
Time Warner
7.625%, 04/15/31	4,830	5,929
6.250%, 03/29/41	277	307
5.375%, 10/15/41	37	37
4.750%, 03/29/21 (D)	920	971
4.700%, 01/15/21	820	861

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
8.750%, 02/14/19	$3,220	$4,056
8.250%, 04/01/19	3,295	4,088
7.300%, 07/01/38	400	479
6.750%, 07/01/18 (D)	120	139
6.550%, 05/01/37	3,426	3,784
5.875%, 11/15/40	4,765	4,888
5.500%, 09/01/41 (D)	3,420	3,399
4.125%, 02/15/21	360	358
4.000%, 09/01/21 (D)	660	645
Time Warner Entertainment
8.375%, 07/15/33	100	132
United Business Media
5.750%, 11/03/20 (C)	1,070	1,065
Volkswagen International Finance
1.625%, 08/12/13 (C)	100	100
Wal-Mart Stores
5.800%, 02/15/18	1,910	2,311
5.625%, 04/15/41	3,545	4,236
Walt Disney
4.125%, 12/01/41	560	548

		89,847

Consumer Staples — 1.0%
Altria Group
10.200%, 02/06/39	970	1,393
9.250%, 08/06/19	2,120	2,730
4.750%, 05/05/21	3,062	3,199
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	7,700	9,918
5.375%, 11/15/14	2,770	3,087
5.375%, 01/15/20	2,570	2,968
5.000%, 04/15/20	910	1,030
Aristotle Holding
3.500%, 11/15/16 (C)	4,920	4,952
Bunge Finance
8.500%, 06/15/19	350	420
5.900%, 04/01/17	107	116
Cencosud
5.500%, 01/20/21 (C)	1,155	1,174
Coca-Cola
1.800%, 09/01/16 (C)	3,164	3,189
Diageo Capital
4.828%, 07/15/20	300	331
Diageo Finance BV
5.500%, 04/01/13	300	318
GlaxoSmithKline Capital
4.375%, 04/15/14 (D)	200	217
Kraft Foods
6.500%, 08/11/17	300	352
6.500%, 02/09/40	1,270	1,506
6.125%, 08/23/18 (D)	700	815
5.375%, 02/10/20	4,515	5,014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kroger
7.500%, 04/01/31	$110	$146
6.150%, 01/15/20 (D)	300	360
5.400%, 07/15/40	45	47
PepsiCo
7.900%, 11/01/18	339	450
3.000%, 08/25/21	181	180
2.500%, 05/10/16 (D)	2,585	2,669
Pernod-Ricard
5.750%, 04/07/21 (C)	2,387	2,614
4.450%, 01/15/22 (C)	6,048	6,063
Philip Morris International
2.900%, 11/15/21	2,530	2,462
Reynolds American
7.250%, 06/01/12	2,010	2,069
SABMiller
5.500%, 08/15/13 (C)	320	342
Safeway
6.350%, 08/15/17 (D)	2,616	2,943
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	1,890	1,857
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	300	295

		65,226

Energy — 2.2%
Alberta Energy
7.375%, 11/01/31	200	244
Anadarko Finance
7.500%, 05/01/31	73	88
Anadarko Petroleum
8.700%, 03/15/19	150	191
7.625%, 03/15/14 (D)	450	505
6.950%, 06/15/19	90	105
6.375%, 09/15/17	4,090	4,688
5.950%, 09/15/16	190	212
ANR Pipeline
9.625%, 11/01/21	100	150
Apache
6.900%, 09/15/18	180	227
6.000%, 09/15/13	3,170	3,465
5.625%, 01/15/17	370	437
Baker Hughes
7.500%, 11/15/18	2,200	2,848
BG Energy Capital
5.125%, 10/15/41 (C) (D)	200	207
4.000%, 10/15/21 (C)	5,400	5,439
BP Capital Markets
5.250%, 11/07/13	3,230	3,468
3.875%, 03/10/15	630	665
3.625%, 05/08/14	100	105
3.561%, 11/01/21	210	212
3.125%, 03/10/12 (D)	470	473
2.248%, 11/01/16	3,510	3,499

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Natural Resources
7.200%, 01/15/32	$150	$193
Conoco Funding
7.250%, 10/15/31	885	1,203
6.950%, 04/15/29	1,235	1,634
ConocoPhillips
6.000%, 01/15/20 (D)	460	560
5.900%, 10/15/32	10	12
5.900%, 05/15/38	670	803
Devon Energy
5.600%, 07/15/41	4,375	4,949
2.400%, 07/15/16	1,010	1,028
El Paso
6.950%, 06/01/28	2,250	2,346
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	1,025	1,189
5.000%, 10/01/21	4,280	4,257
Encana
6.500%, 05/15/19 (D)	250	296
5.150%, 11/15/41	3,325	3,245
Energen
4.625%, 09/01/21	3,035	3,001
Energy Transfer Partners
9.000%, 04/15/19	1,390	1,651
6.700%, 07/01/18	2,250	2,488
ENI
5.700%, 10/01/40 (C)	900	901
Enterprise Products Operating LLC
9.750%, 01/31/14	3,470	4,013
5.700%, 02/15/42	1,500	1,580
4.050%, 02/15/22	1,980	1,977
EOG Resources
4.100%, 02/01/21	300	322
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	427	447
Halliburton
6.150%, 09/15/19 (D)	300	366
Hess
8.125%, 02/15/19	3,250	4,021
Husky Energy
7.250%, 12/15/19	1,509	1,814
Kerr-McGee
6.950%, 07/01/24	5,250	6,213
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,180	1,197
6.000%, 02/01/17	590	661
5.000%, 12/15/13	1,190	1,265
Marathon Petroleum
6.500%, 03/01/41	903	985
Occidental Petroleum
3.125%, 02/15/22	1,710	1,722
1.750%, 02/15/17	153	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panhandle Eastern Pipeline
8.125%, 06/01/19	$1,086	$1,340
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	6,162
0.929%, 12/03/12 (B) (C)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,448
5.750%, 01/20/20	1,127	1,170
5.375%, 01/27/21	2,910	2,959
Petrobras International Finance - Pifco
3.875%, 01/27/16	1,480	1,502
Petro-Canada
7.875%, 06/15/26	100	134
6.800%, 05/15/38	3,850	4,603
6.050%, 05/15/18	260	305
Petroleos Mexicanos
6.500%, 06/02/41 (C) (D)	780	842
Pride International
6.875%, 08/15/20	1,135	1,308
Schlumberger Investment
3.300%, 09/14/21 (C) (D)	163	165
1.950%, 09/14/16 (C)	2,680	2,692
Shell International Finance BV
6.375%, 12/15/38	1,290	1,714
4.375%, 03/25/20	80	91
4.300%, 09/22/19 (D)	1,000	1,132
3.100%, 06/28/15 (D)	165	175
Spectra Energy Capital LLC
8.000%, 10/01/19	702	871
Statoil
5.250%, 04/15/19	460	525
4.250%, 11/23/41	80	82
3.150%, 01/23/22	100	100
3.125%, 08/17/17	200	210
Suncor Energy
6.500%, 06/15/38	345	399
Talisman Energy
7.750%, 06/01/19	2,180	2,649
Tennessee Gas Pipeline
8.000%, 02/01/16	2,950	3,452
Tosco
8.125%, 02/15/30	100	144
7.800%, 01/01/27	210	290
Total Capital
4.125%, 01/28/21	74	79
2.300%, 03/15/16 (D)	300	307
TransCanada Pipelines
7.125%, 01/15/19 (D)	200	251
6.500%, 08/15/18	425	511
Transocean
7.350%, 12/15/41	498	498
6.500%, 11/15/20	485	482
6.375%, 12/15/21	1,157	1,156
5.050%, 12/15/16	1,390	1,389

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific Resources Group
7.150%, 05/15/28 (D)	$150	$174
Western Gas Partners
5.375%, 06/01/21	3,740	3,755
Williams
8.750%, 03/15/32	1,822	2,458
7.875%, 09/01/21	1,825	2,303
7.750%, 06/15/31	339	423
Williams Partners
5.250%, 03/15/20	570	620
Williams, Ser A
7.500%, 01/15/31	876	1,077

		135,867

Financials — 14.0%
ABB Treasury Center USA
2.500%, 06/15/16 (C)	6,855	6,885
Abbey National Treasury Services
4.000%, 04/27/16 (D)	3,500	3,124
ACE INA Holdings
5.600%, 05/15/15	380	424
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	7,785	8,172
Aegon, Ser CMS
2.397%, 07/29/49 (B)	2,180	871
Aflac
8.500%, 05/15/19 (D)	165	199
6.450%, 08/15/40 (D)	92	93
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (C)	150	154
Allstate
7.450%, 05/16/19 (D)	4,680	5,594
5.000%, 08/15/14	300	326
Ally Financial
2.526%, 12/01/14 (B)	4,579	3,986
1.750%, 10/30/12	3,960	4,021
American Express MTN
7.250%, 05/20/14	360	401
7.000%, 03/19/18 (D)	500	585
5.875%, 05/02/13	1,880	1,979
American Express Credit MTN
7.300%, 08/20/13	500	540
5.125%, 08/25/14	6,140	6,572
2.800%, 09/19/16 (D)	4,754	4,705
American Honda Finance MTN
7.625%, 10/01/18 (C)	150	187
3.875%, 09/21/20 (C)	2,840	2,894
2.600%, 09/20/16 (C)	246	246
2.375%, 03/18/13 (C)	150	152
American International Group
6.400%, 12/15/20 (D)	540	528
6.250%, 03/15/37	3,840	2,822
5.850%, 01/16/18	1,205	1,165
4.875%, 09/15/16	960	898
3.750%, 11/30/13 (C)	1,000	966

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ANZ National Int’l
2.375%, 12/21/12 (C)	$190	$192
AON
6.250%, 09/30/40	79	93
3.500%, 09/30/15	46	47
3.125%, 05/27/16	235	236
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	1,133	1,150
Associates Corp of North America
6.950%, 11/01/18	650	699
Australia & New Zealand Banking Group
4.875%, 01/12/21 (C) (D)	137	144
3.250%, 03/01/16 (C)	200	203
2.400%, 11/23/16 (C)	4,913	4,828
0.769%, 10/29/49 (B)	1,400	742
BA Covered Bond Issuer
5.500%, 06/14/12 (C)	1,500	1,536
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	180	111
Bank of America
7.625%, 06/01/19 (D)	175	171
7.375%, 05/15/14	780	786
6.500%, 08/01/16 (D)	13,038	12,604
6.100%, 06/15/17	6,000	5,326
6.000%, 09/01/17	2,610	2,399
5.750%, 12/01/17	2,420	2,207
5.650%, 05/01/18	1,685	1,483
5.625%, 10/14/16	10,925	10,100
5.625%, 07/01/20	2,875	2,537
5.420%, 03/15/17	5,030	4,523
5.000%, 05/13/21	4,395	3,722
4.500%, 04/01/15	6,540	6,080
3.750%, 07/12/16	3,540	3,081
3.625%, 03/17/16	2,770	2,438
Bank of America, Ser A
8.070%, 12/31/26 (C)	1,030	948
Bank of Montreal
2.850%, 06/09/15 (C)	4,355	4,514
1.300%, 10/31/14 (C)	5,476	5,464
Bank of New York Mellon MTN
4.600%, 01/15/20	160	172
3.550%, 09/23/21	144	143
3.100%, 01/15/15 (D)	125	130
2.950%, 06/18/15 (D)	500	518
2.400%, 01/17/17	398	397
Bank of Nova Scotia
3.400%, 01/22/15	478	501
2.150%, 08/03/16 (C)	2,653	2,661
1.650%, 10/29/15 (C) (D)	355	353
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C) (D)	1,007	1,069
Barclays Bank
6.050%, 12/04/17 (C)	2,390	2,124
5.200%, 07/10/14	350	363

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.125%, 01/08/20 (D)	$4,330	$4,233
5.000%, 09/22/16 (D)	4,800	4,870
2.500%, 01/23/13	500	496
2.500%, 09/21/15 (C) (D)	365	358
0.563%, 08/07/49 (B)	380	171
Barnett Capital III
1.054%, 02/01/27 (B)	600	421
BB&T MTN
6.850%, 04/30/19	115	139
5.700%, 04/30/14	620	678
4.900%, 06/30/17 (D)	400	423
3.950%, 04/29/16 (D)	555	591
3.850%, 07/27/12	150	153
BBVA US Senior SAU
3.250%, 05/16/14	3,510	3,257
Bear Stearns
7.250%, 02/01/18	2,930	3,378
6.400%, 10/02/17	3,660	3,973
4.650%, 07/02/18	3,000	3,032
Berkshire Hathaway
3.750%, 08/15/21 (D)	8,178	8,345
3.200%, 02/11/15	1,570	1,651
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	6,660	7,582
2.450%, 12/15/15 (D)	187	192
BHP Billiton Finance USA
3.250%, 11/21/21	4,600	4,627
BlackRock
6.250%, 09/15/17 (D)	570	654
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (C)	1,180	1,131
Boeing Capital
2.900%, 08/15/18	1,545	1,581
Boston Properties‡
3.700%, 11/15/18	3,275	3,275
Branch Banking & Trust
5.625%, 09/15/16	325	362
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C)	2,376	2,450
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	3,385	3,492
Capital One Bank USA
8.800%, 07/15/19	250	291
Capital One Financial
7.375%, 05/23/14	450	492
6.750%, 09/15/17	740	826
4.750%, 07/15/21 (D)	1,405	1,435
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	317
6.200%, 09/30/13	3,440	3,756
5.850%, 09/01/17	580	684

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDP Financial
3.000%, 11/25/14 (C)	$6,800	$7,078
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	751
Charles Schwab
4.950%, 06/01/14	100	108
Chase Capital VI
1.054%, 08/01/28 (B)	2,000	1,456
Citigroup
8.500%, 05/22/19 (D)	600	694
8.125%, 07/15/39	3,838	4,445
6.875%, 03/05/38 (D)	4,420	4,660
6.500%, 08/19/13 (D)	2,170	2,259
6.375%, 08/12/14 (D)	2,650	2,792
6.125%, 05/15/18	390	406
6.010%, 01/15/15	1,000	1,036
6.000%, 12/13/13	2,920	3,022
6.000%, 08/15/17	4,270	4,444
5.500%, 04/11/13	1,758	1,801
5.500%, 02/15/17 (D)	11,465	11,488
5.375%, 08/09/20 (D)	1,183	1,187
5.000%, 09/15/14	2,490	2,491
4.587%, 12/15/15	114	114
4.500%, 01/14/22	3,846	3,561
3.953%, 06/15/16 (D)	3,073	3,014
1.056%, 08/25/36 (B)	2,839	1,877
Citigroup Capital III
7.625%, 12/01/36	2,000	1,835
Citigroup Funding
1.875%, 10/22/12	5,355	5,440
CME Group
5.750%, 02/15/14 (D)	177	193
CNA Financial
6.500%, 08/15/16	995	1,067
5.875%, 08/15/20	274	275
5.850%, 12/15/14	200	210
5.750%, 08/15/21	1,690	1,681
Comerica
3.000%, 09/16/15	145	148
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	900	943
3.750%, 10/15/14 (C)	1,030	1,070
CommonWealth REIT‡
6.650%, 01/15/18	255	272
6.250%, 08/15/16	300	318
5.875%, 09/15/20	95	94
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	2,713	3,140
5.800%, 09/30/10 (C)	300	320
5.250%, 05/24/41	2,266	2,269
4.500%, 01/11/21 (D)	300	313
3.200%, 03/11/15 (C) (D)	700	721

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Financial
6.250%, 05/15/16 (D)	$1,170	$1,088
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	4,550	3,299
2.625%, 01/21/14 (C) (D)	1,480	1,423
Credit Suisse NY
6.000%, 02/15/18 (D)	8,455	8,192
5.500%, 05/01/14	125	132
5.300%, 08/13/19	600	610
5.000%, 05/15/13 (D)	4,489	4,626
4.375%, 08/05/20	670	647
Credit Suisse USA
5.125%, 08/15/15 (D)	645	677
Deutsche Bank
4.875%, 05/20/13	2,260	2,322
3.875%, 08/18/14 (D)	295	302
2.375%, 01/11/13	2,500	2,493
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B) (C)	4,789	3,113
Dexia Credit Local
2.750%, 04/29/14 (C)	13,575	12,557
DnB Boligkreditt
2.100%, 10/14/15 (C)	10,132	10,258
Dresdner Funding Trust I
8.151%, 06/30/31 (C)	365	234
ERAC USA Finance LLC
4.500%, 08/16/21 (C)	175	175
2.250%, 01/10/14 (C)	250	249
ERP Operating‡
5.750%, 06/15/17 (D)	500	543
5.125%, 03/15/16	1,000	1,075
Farmers Exchange Capital
7.200%, 07/15/48 (C)	2,519	2,548
7.050%, 07/15/28 (C)	1,063	1,104
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	4,118	5,025
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (A) (C)	1,570	1,551
First Chicago NBD Institutional Capital I
0.979%, 02/01/27 (B)	3,750	2,767
First Industrial MTN
7.500%, 12/01/17	1,765	1,731
FMR LLC
6.450%, 11/15/39 (C) (D)	250	263
Ford Motor Credit LLC
3.875%, 01/15/15	3,775	3,702
FUEL Trust
4.207%, 04/15/16 (C)	401	395
3.984%, 06/15/16 (C)	555	539
General Electric Capital MTN
6.875%, 01/10/39	6,717	7,468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 03/15/32 (D)	$150	$162
6.375%, 11/15/67 (B)	6,235	6,013
6.150%, 08/07/37	5,880	5,878
6.000%, 08/07/19	920	1,021
5.900%, 05/13/14	2,510	2,742
5.875%, 01/14/38	1,930	1,900
5.625%, 09/15/17	800	879
5.625%, 05/01/18	6,615	7,238
5.500%, 01/08/20 (D)	480	515
5.400%, 02/15/17 (D)	1,800	1,966
5.375%, 10/20/16	1,300	1,417
5.300%, 02/11/21 (D)	2,073	2,123
4.650%, 10/17/21	3,520	3,534
4.625%, 01/07/21	3,430	3,406
2.250%, 11/09/15 (D)	180	178
0.815%, 05/05/26 (B)	4,345	3,124
0.607%, 09/15/14 (B)	4,090	3,907
0.511%, 04/10/12 (B) (D)	500	500
0.428%, 03/20/14 (B)	2,000	1,961
Glitnir Banki
7.451%, 09/14/16 (C) (E)	500	—
6.693%, 06/15/16 (C) (E)	4,480	—
6.375%, 09/25/12 (C) (E)	3,100	752
6.330%, 07/28/11 (C) (E)	2,440	592
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	13,260	8,520
Goldman Sachs Group
7.500%, 02/15/19 (D)	3,046	3,251
6.600%, 01/15/12	2,750	2,758
6.250%, 09/01/17 (D)	1,400	1,435
6.250%, 02/01/41	3,628	3,274
6.150%, 04/01/18	7,800	7,791
6.000%, 06/15/20 (D)	3,855	3,762
5.950%, 01/18/18	3,175	3,156
5.750%, 10/01/16	1,000	1,019
5.450%, 11/01/12	750	766
5.375%, 03/15/20	540	509
5.300%, 02/14/12	150	151
5.250%, 10/15/13	980	996
5.250%, 07/27/21 (D)	8,715	8,048
4.750%, 07/15/13	100	100
3.625%, 08/01/12	470	473
3.625%, 02/07/16 (D)	1,895	1,784
0.816%, 07/22/15 (B)	1,000	894
GTP Acquisition Partners I LLC
4.347%, 06/15/16 (C)	606	611
HBOS MTN
6.750%, 05/21/18 (C)	5,100	4,072
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,920	1,171
HCP‡
6.750%, 02/01/41	470	519
6.700%, 01/30/18	4,478	4,849
6.000%, 01/30/17	6,000	6,397

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 12/15/13	$2,850	$2,983
5.375%, 02/01/21 (D)	105	108
Health Care REIT‡
6.500%, 03/15/41	2,528	2,401
5.250%, 01/15/22	1,600	1,538
4.950%, 01/15/21	4,910	4,594
Highwoods Properties‡
7.500%, 04/15/18	1,339	1,522
Hongkong & Shanghai Banking
0.563%, 07/22/49 (B)	195	88
HSBC Bank
4.750%, 01/19/21 (C)	400	406
4.125%, 08/12/20 (C)	261	254
3.100%, 05/24/16 (C)	5,022	5,000
1.625%, 07/07/14 (C)	728	720
0.538%, 06/29/49 (B)	1,160	522
HSBC Bank USA NY
4.625%, 04/01/14	300	309
HSBC Finance
7.000%, 05/15/12	1,885	1,929
6.676%, 01/15/21	7,330	7,234
6.375%, 11/27/12	365	375
5.500%, 01/19/16	600	626
4.750%, 07/15/13 (D)	166	170
0.653%, 01/15/14 (B)	500	459
HSBC Holdings
6.800%, 06/01/38	1,624	1,602
6.100%, 01/14/42	930	977
5.100%, 04/05/21 (D)	1,586	1,638
4.875%, 01/14/22	300	302
Hutchison Whampoa International
5.750%, 09/11/19 (C)	2,360	2,589
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C) (D)	1,200	789
International Lease Finance
6.750%, 09/01/16 (C)	6,140	6,171
6.500%, 09/01/14 (C)	7,190	7,262
Intesa Sanpaolo
3.625%, 08/12/15 (C) (D)	1,340	1,095
IPIC GMTN MTN
5.500%, 03/01/22 (C)	2,120	2,072
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	475	485
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	610	640
Jefferies Group
8.500%, 07/15/19	90	84
6.450%, 06/08/27	590	463
6.250%, 01/15/36 (D)	400	299
3.875%, 11/09/15 (D)	171	145
John Deere Capital MTN
5.750%, 09/10/18	300	359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.000%, 01/15/18	$400	$439
5.750%, 01/02/13	760	789
5.600%, 07/15/41 (D)	1,246	1,309
5.150%, 10/01/15	240	251
5.125%, 09/15/14	136	142
4.350%, 08/15/21	4,420	4,314
4.250%, 10/15/20	2,040	1,993
3.450%, 03/01/16	1,015	1,007
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,436
6.000%, 10/01/17	12,275	13,134
0.668%, 06/13/16 (B)	4,250	3,829
JPMorgan Chase Capital XIII
1.319%, 09/30/34 (B)	1,440	1,042
JPMorgan Chase Capital XXII
6.450%, 02/02/37	480	475
JPMorgan Chase Capital XXIII
1.457%, 05/15/47 (B)	4,000	2,803
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,130	2,033
7.125%, 05/19/16 (C) (E)	12,000	1
5.750%, 10/04/11 (C) (E)	1,120	280
KeyBank
5.800%, 07/01/14 (D)	600	641
Kilroy Realty‡
6.625%, 06/01/20	535	567
5.000%, 11/03/15	830	851
4.800%, 07/15/18	2,225	2,179
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	6,520	228
Lazard Group
7.125%, 05/15/15	2,880	3,095
6.850%, 06/15/17	4,385	4,599
Lehman Brothers Holdings
6.750%, 12/28/17 (E)	10,370	5
6.500%, 07/19/17 (E)	4,040	6
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	20,630	2
Lincoln National
4.850%, 06/24/21	58	55
Lloyds TSB Bank
6.375%, 01/21/21	1,780	1,762
5.800%, 01/13/20 (C)	380	363
4.875%, 01/21/16	1,750	1,710
M&T Bank
5.375%, 05/24/12	325	331
Macquarie Group MTN
7.300%, 08/01/14 (C)	480	505
6.250%, 01/14/21 (C) (D)	525	508
Manufacturers & Traders Trust
6.625%, 12/04/17	250	287

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	$3,745	$5,357
MassMutual Global Funding II
3.625%, 07/16/12 (C)	300	305
2.875%, 04/21/14 (C)	122	125
2.300%, 09/28/15 (C)	100	100
MBNA Capital, Ser A
8.278%, 12/01/26	3,135	2,923
Merrill Lynch MTN
7.430%, 09/01/22	4	4
6.875%, 04/25/18	980	929
6.400%, 08/28/17	1,250	1,199
6.150%, 04/25/13 (D)	210	210
5.700%, 05/02/17	600	541
MetLife
7.717%, 02/15/19	1,750	2,132
6.750%, 06/01/16	2,950	3,351
6.400%, 12/15/36	6,730	6,115
5.700%, 06/15/35	890	932
MetLife Capital Trust X
9.250%, 04/08/38 (C)	2,700	3,014
MetLife Institutional Funding II
1.274%, 04/04/14 (B) (C)	153	153
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	200	209
5.125%, 06/10/14 (C) (D)	1,575	1,691
3.650%, 06/14/18 (C)	490	490
2.500%, 01/11/13 (C) (D)	925	937
2.500%, 09/29/15 (C)	2,935	2,923
2.000%, 01/10/14 (C)	200	200
Monumental Global Funding
5.500%, 04/22/13 (C)	235	248
Morgan Stanley MTN
7.300%, 05/13/19	6,830	6,726
6.625%, 04/01/18	5,190	4,884
6.250%, 08/28/17 (D)	550	522
6.000%, 05/13/14	5,135	5,106
5.950%, 12/28/17	245	230
5.750%, 01/25/21	235	210
5.625%, 09/23/19	2,385	2,083
5.550%, 04/27/17 (D)	514	475
5.500%, 07/24/20	370	318
5.500%, 07/28/21	2,220	1,937
5.450%, 01/09/17 (D)	250	230
5.300%, 03/01/13 (D)	400	399
4.750%, 04/01/14	1,940	1,862
4.200%, 11/20/14 (D)	1,836	1,746
3.800%, 04/29/16	2,940	2,588
0.855%, 10/18/16 (B)	9,000	7,033
National Australia Bank
5.350%, 06/12/13 (C)	5,495	5,794
3.750%, 03/02/15 (C) (D)	455	467
3.000%, 07/27/16 (C)	1,000	992
2.500%, 01/08/13 (C)	550	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Bank of Canada
2.200%, 10/19/16 (C)	$4,350	$4,378
1.650%, 01/30/14 (C) (D)	5,461	5,519
National City
4.900%, 01/15/15	400	430
National City Bank
5.800%, 06/07/17	525	577
0.703%, 06/07/17 (B)	3,000	2,749
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	329
2.625%, 09/16/12	95	96
Nationwide Mutual Insurance
9.375%, 08/15/39 (C) (D)	460	519
6.600%, 04/15/34 (C)	2,160	1,941
5.810%, 12/15/24 (B) (C)	3,900	3,525
New York Life Global Funding
4.650%, 05/09/13 (C)	300	315
3.000%, 05/04/15 (C)	5,380	5,637
New York Life Insurance
6.750%, 11/15/39 (C)	1,355	1,660
Nomura Holdings
6.700%, 03/04/20 (D)	629	654
4.125%, 01/19/16 (D)	150	144
Nordea Bank
4.875%, 01/14/21 (C)	560	566
4.875%, 05/13/21 (C) (D)	4,965	4,199
3.700%, 11/13/14 (C)	1,960	2,007
1.750%, 10/04/13 (C)	200	197
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	6,025	6,061
Northern Trust
5.500%, 08/15/13	85	92
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	2,700	3,060
PACCAR Financial MTN
1.550%, 09/29/14	140	141
Pacific Life Global Funding
5.150%, 04/15/13 (C)	370	387
5.000%, 05/15/17 (C)	170	179
PNC Bank
6.000%, 12/07/17	250	274
PNC Funding
5.125%, 02/08/20 (D)	340	376
2.700%, 09/19/16	2,998	3,011
Power Receivables Finance
6.290%, 01/01/12	213	213
6.290%, 01/01/12 (C) (D)	67	67
PPF Funding‡
5.500%, 01/15/14 (C)	5,000	5,111
Pricoa Global Funding I
5.450%, 06/11/14 (C)	300	325
Principal Life Global Funding I
6.250%, 02/15/12 (C)	600	606
5.050%, 03/15/15 (C)	750	809

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	$600	$629
Private Export Funding
4.375%, 03/15/19	4,660	5,384
2.125%, 07/15/16	4,760	4,924
Protective Life
8.450%, 10/15/39	852	963
Prudential Financial MTN
5.625%, 05/12/41	611	563
4.500%, 11/16/21	1,325	1,287
Prudential Holdings LLC
8.695%, 12/18/23 (C)	2,500	3,104
1.225%, 12/18/17 (B) (C)	3,725	3,481
Prudential Insurance of America
8.300%, 07/01/25 (C)	600	743
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (B) (C) (D)	3,110	2,990
Royal Bank of Canada MTN
2.300%, 07/20/16 (D)	640	646
0.563%, 06/29/85 (B)	860	550
Royal Bank of Scotland
4.875%, 03/16/15	370	359
3.950%, 09/21/15	2,220	2,094
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,000	551
6.400%, 10/21/19	3,000	2,809
Russian Agricultural Bank Via RSHB Capital
6.299%, 05/15/17 (C)	1,190	1,197
Santander US Debt Unipersonal
3.724%, 01/20/15 (C) (D)	2,980	2,747
Security Benefit Life Insurance
8.750%, 05/15/16 (C)	5,200	5,370
Simon Property Group‡
10.350%, 04/01/19 (D)	520	706
6.750%, 05/15/14	165	182
5.650%, 02/01/20	133	149
4.375%, 03/01/21 (D)	130	133
4.125%, 12/01/21	108	108
SL Green Realty‡
5.000%, 08/15/18	560	532
SLM MTN
8.450%, 06/15/18	530	528
Societe Generale
0.844%, 11/29/49 (B)	180	89
0.500%, 11/29/49 (B)	680	335
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	2,400	2,400
Springleaf Finance MTN
6.900%, 12/15/17	170	114
Stadshypotek
1.450%, 09/30/13 (C) (D)	5,729	5,697

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Standard Chartered
3.200%, 05/12/16 (C)	$3,875	$3,797
State Street
4.956%, 03/15/18	2,490	2,549
4.300%, 05/30/14	60	64
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	2,380	2,467
3.100%, 01/14/16 (C)	640	662
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	2,533	1,760
Svenska Handelsbanken
3.125%, 07/12/16	282	281
Swedbank Hypotek
2.950%, 03/28/16 (C)	2,685	2,741
2.125%, 08/31/16 (C)	2,030	1,991
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,890	2,302
TNK-BP Finance
6.625%, 03/20/17 (C)	510	530
Toll Road Investors Partnership II
5.449%, 02/15/45 (A) (C)	4,869	226
Toronto-Dominion Bank
2.500%, 07/14/16 (D)	538	545
2.200%, 07/29/15 (C)	295	301
1.625%, 09/14/16 (C)	8,975	8,801
Toyota Motor Credit MTN
3.400%, 09/15/21	3,915	3,960
3.200%, 06/17/15	308	323
2.000%, 09/15/16	930	925
Travelers
5.900%, 06/02/19 (D)	145	169
Travelers Property Casualty
7.750%, 04/15/26	300	390
UBS MTN
5.875%, 12/20/17 (D)	520	539
5.750%, 04/25/18 (D)	150	154
4.875%, 08/04/20	600	585
3.875%, 01/15/15	1,690	1,680
2.250%, 08/12/13	250	248
2.250%, 01/28/14	1,690	1,656
UDR MTN‡
5.000%, 01/15/12	2,000	2,005
4.250%, 06/01/18	2,000	2,047
US Bancorp MTN
4.125%, 05/24/21	134	146
2.875%, 11/20/14	415	432
2.450%, 07/27/15	1,245	1,271
Wachovia
5.750%, 06/15/17	690	778
5.500%, 05/01/13 (D)	600	635
5.250%, 08/01/14 (D)	650	686
0.768%, 10/28/15 (B)	3,610	3,250

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank MTN
6.000%, 11/15/17	$3,650	$4,065
4.875%, 02/01/15	5,250	5,508
0.677%, 03/15/16 (B)	1,200	1,118
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	5,292	4,472
WEA Finance LLC
7.125%, 04/15/18 (C) (D)	3,655	4,027
6.750%, 09/02/19 (C)	366	402
4.625%, 05/10/21 (C)	1,030	988
Wells Fargo
5.625%, 12/11/17	350	393
5.000%, 11/15/14	1,085	1,150
4.600%, 04/01/21 (D)	840	890
3.676%, 06/15/16 (D)	3,170	3,318
Wells Fargo Bank
4.750%, 02/09/15	300	316
Wells Fargo Capital X
5.950%, 12/15/36	1,350	1,346
Westpac Banking
4.875%, 11/19/19 (D)	919	956
2.450%, 11/28/16 (C)	1,530	1,524
Woodbourne Capital Trust I
0.000%, 04/08/49 (B) (C) (I)	625	231
Woodbourne Capital Trust II
0.000%, 04/08/49 (B) (C) (I)	375	139
WR Berkley
5.375%, 09/15/20	525	520
ZFS Finance USA Trust II
6.450%, 12/15/65 (B) (C) (D)	5,740	5,266

		876,285

Health Care — 0.8%
Abbott Laboratories
5.600%, 11/30/17	450	532
Amgen
5.750%, 03/15/40	237	243
5.700%, 02/01/19 (D)	100	111
5.650%, 06/15/42	3,950	4,001
5.150%, 11/15/41	4,465	4,305
4.500%, 03/15/20	84	87
3.875%, 11/15/21	2,375	2,341
Becton Dickinson
3.125%, 11/08/21	3,400	3,387
Boston Scientific
6.400%, 06/15/16	2,210	2,468
Coventry Health Care
5.950%, 03/15/17	3,453	3,857
Gilead Sciences
4.500%, 04/01/21	2,805	2,854
GlaxoSmithKline Capital
5.650%, 05/15/18	1,730	2,058
HCA
5.750%, 03/15/14	5,548	5,548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hospira
6.400%, 05/15/15	$20	$22
Humana
7.200%, 06/15/18	2,120	2,471
Medco Health Solutions
7.125%, 03/15/18	250	289
2.750%, 09/15/15 (D)	135	134
Medtronic
4.450%, 03/15/20	1,320	1,483
Pharmacia
6.500%, 12/01/18	430	534
Roche Holdings
6.000%, 03/01/19 (C)	1,260	1,525
Thermo Fisher Scientific
3.600%, 08/15/21	770	787
3.200%, 03/01/16	1,425	1,500
UnitedHealth Group
6.875%, 02/15/38	300	385
5.800%, 03/15/36	560	634
5.700%, 10/15/40	910	1,031
3.875%, 10/15/20	980	1,021
3.375%, 11/15/21	225	223
WellPoint
5.875%, 06/15/17	350	399
3.700%, 08/15/21	2,790	2,808
Wyeth
5.950%, 04/01/37	2,460	2,999

		50,037

Industrials — 1.0%
Air 2 US
8.027%, 10/01/19 (C)	1,615	1,566
Allied Waste North America
6.875%, 06/01/17	585	624
American Airlines, Ser 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21 (D)	4,276	4,105
American Airlines, Ser 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	113	101
BAE Systems
5.800%, 10/11/41 (C)	90	90
4.750%, 10/11/21 (C)	5,540	5,553
Boeing
4.875%, 02/15/20	2,650	3,025
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	275
5.750%, 05/01/40	872	986
5.650%, 05/01/17	200	229
5.400%, 06/01/41 (D)	200	223
4.700%, 10/01/19 (D)	375	413
3.450%, 09/15/21	60	61
Canadian National Railway
5.850%, 11/15/17 (D)	150	180

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cargill
7.350%, 03/06/19 (C)	$400	$503
Caterpillar
5.200%, 05/27/41	2,805	3,178
3.900%, 05/27/21	1,260	1,348
Continental Airlines
5.983%, 04/19/22 (D)	2,933	3,013
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/19	138	143
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/20	1,217	1,256
6.236%, 03/15/20	1,974	1,967
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/20	2,372	2,470
CRH America
6.000%, 09/30/16	154	163
CSX
7.375%, 02/01/19 (D)	460	573
6.300%, 03/15/12	110	112
4.250%, 06/01/21	65	68
Danaher
3.900%, 06/23/21	266	291
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/22	1,815	1,847
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/19 (D)	267	267
Delta Air Lines, Ser 2011-1 Cl A Pass-Through Trust
5.300%, 04/15/19	87	87
Eaton
7.625%, 04/01/24	325	441
Fluor
3.375%, 09/15/21	308	306
General Electric
5.250%, 12/06/17	250	280
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.832%, 08/15/16 (B)	4,291	3,785
Koninklijke Philips Electronics
7.200%, 06/01/26	300	394
5.750%, 03/11/18 (D)	100	114
Life Technologies
5.000%, 01/15/21	2,766	2,866
Lockheed Martin
5.720%, 06/01/40	405	433
3.350%, 09/15/21	3,435	3,331
2.125%, 09/15/16 (D)	187	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norfolk Southern
6.000%, 05/23/11 (D)	$527	$586
Northrop Grumman
1.850%, 11/15/15	3,205	3,174
Pitney Bowes MTN
5.600%, 03/15/18 (D)	100	105
5.000%, 03/15/15 (D)	225	239
4.875%, 08/15/14 (D)	325	344
Raytheon
3.125%, 10/15/20	780	768
Ryder System MTN
3.600%, 03/01/16	132	137
Stryker
2.000%, 09/30/16	1,460	1,480
Tyco International Finance
8.500%, 01/15/19	170	221
Tyco International Group
7.000%, 12/15/19	150	184
Union Pacific
4.163%, 07/15/22 (D)	437	465
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/24	165	180
United Parcel Service
4.500%, 01/15/13	1,670	1,743
United Parcel Service of America
8.375%, 04/01/20	140	192
United Technologies
8.875%, 11/15/19	400	556
5.400%, 05/01/35	640	739
Verisk Analytics
5.800%, 05/01/21	1,240	1,386
Waste Management
7.125%, 12/15/17	1,650	1,982
4.750%, 06/30/20	299	321
2.600%, 09/01/16	1,015	1,031

		62,686

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	1,775	1,883
Arrow Electronics
6.875%, 07/01/13	100	108
6.875%, 06/01/18	270	297
6.000%, 04/01/20 (D)	225	240
3.375%, 11/01/15	40	40
BAE Systems Holdings
5.200%, 08/15/15 (C)	360	386
Cisco Systems
5.900%, 02/15/39	250	298
5.500%, 01/15/40 (D)	500	569
Dell
5.650%, 04/15/18 (D)	415	474
Fiserv
3.125%, 06/15/16	1,780	1,808

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett-Packard
6.000%, 09/15/41	$2,765	$2,978
4.375%, 09/15/21	875	895
4.300%, 06/01/21	200	203
3.000%, 09/15/16	1,106	1,133
2.950%, 08/15/12	80	81
HP Enterprise Services LLC
7.450%, 10/15/29	500	618
Intel
4.800%, 10/01/41	293	306
3.300%, 10/01/21 (D)	4,867	4,940
International Business Machines
8.000%, 10/15/38	100	158
7.625%, 10/15/18	365	479
1.950%, 07/22/16	126	128
Intuit
5.750%, 03/15/17	765	855
Microsoft
5.300%, 02/08/41	2,435	2,933
4.500%, 10/01/40	61	65
1.625%, 09/25/15	405	414
National Semiconductor
6.600%, 06/15/17	500	608
3.950%, 04/15/15	500	539
Oracle
6.500%, 04/15/38	100	131
5.375%, 07/15/40 (C) (D)	97	112
5.000%, 07/08/19	450	518
Xerox
8.250%, 05/15/14	320	363
4.500%, 05/15/21	80	80

		24,640

Materials — 0.6%
Barrick Gold
6.950%, 04/01/19	1,660	1,994
Barrick North America Finance LLC
4.400%, 05/30/21	1,050	1,098
BHP Billiton Finance USA
6.500%, 04/01/19 (D)	445	548
Braskem America Finance
7.125%, 07/22/41 (C)	1,860	1,790
Dow Chemical
8.550%, 05/15/19	932	1,174
7.600%, 05/15/14	410	464
5.250%, 11/15/41	1,305	1,272
4.250%, 11/15/20	118	119
E.I. du Pont de Nemours
5.600%, 12/15/36	275	334
4.900%, 01/15/41 (D)	125	134
1.950%, 01/15/16	162	166
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	2,885	3,069

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Paper
4.750%, 02/15/22	$1,305	$1,324
Mosaic
4.875%, 11/15/41	117	115
3.750%, 11/15/21 (D)	98	98
Nacional del Cobre de Chile
4.750%, 10/15/14 (C)	900	965
3.875%, 11/03/21 (C)	1,970	1,959
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	306
4.875%, 03/30/20	10	11
PPG Industries
9.000%, 05/01/21	515	718
6.650%, 03/15/18	695	834
5.750%, 03/15/13	595	629
Praxair
5.200%, 03/15/17	215	247
4.375%, 03/31/14	250	269
Rio Tinto Finance USA
8.950%, 05/01/14	265	310
6.500%, 07/15/18	4,120	4,865
4.125%, 05/20/21	770	801
3.750%, 09/20/21 (D)	1,530	1,549
3.500%, 11/02/20	77	77
Stauffer Chemical
5.831%, 04/15/18 (A) (H)	860	192
5.702%, 04/15/17 (A) (H)	350	87
Teck Resources
6.250%, 07/15/41	1,007	1,094
Union Carbide
7.750%, 10/01/96	200	228
7.500%, 06/01/25	200	236
Vale Overseas
8.250%, 01/17/34	365	457
6.875%, 11/21/36	2,958	3,233
Xstrata Canada Financial
6.000%, 11/15/41 (C)	950	913
4.950%, 11/15/21 (C)	1,870	1,824

		35,503

Telecommunication Services — 1.8%
America Movil
5.625%, 11/15/17	1,450	1,643
5.000%, 03/30/20	740	791
2.375%, 09/08/16	1,568	1,531
American Tower
5.050%, 09/01/20	767	769
4.500%, 01/15/18	2,720	2,739
AT&T
8.000%, 11/15/31	43	58
6.700%, 11/15/13	500	552
6.550%, 02/15/39	1,890	2,277
6.400%, 05/15/38	905	1,063

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.300%, 01/15/38	$8,590	$9,996
5.600%, 05/15/18	400	459
5.550%, 08/15/41 (D)	5,250	5,692
5.500%, 02/01/18 (D)	150	171
5.350%, 09/01/40 (D)	1,431	1,497
5.100%, 09/15/14	2,310	2,546
4.850%, 02/15/14 (D)	500	539
3.875%, 08/15/21	470	476
BellSouth
6.875%, 10/15/31 (D)	150	178
6.550%, 06/15/34 (D)	200	231
4.750%, 11/15/12	190	197
BellSouth Telecommunications
6.300%, 12/15/15	206	219
British Telecommunications
9.875%, 12/15/30	155	215
5.950%, 01/15/18	1,611	1,737
Cellco Partnership
8.500%, 11/15/18	2,080	2,766
7.375%, 11/15/13	810	906
Centel Capital
9.000%, 10/15/19	325	370
CenturyLink
7.600%, 09/15/39 (D)	360	339
6.450%, 06/15/21	1,940	1,871
Comcast Cable Communications LLC
8.875%, 05/01/17	150	192
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	269
COX Communications
5.450%, 12/15/14	1,075	1,192
Cox Enterprises
7.375%, 07/15/27 (C)	170	201
Crown Castle Towers LLC
3.214%, 08/15/15 (C)	290	294
Deutsche Telekom International Finance
5.750%, 03/23/16	2,085	2,301
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (D)	600	683
DIRECTV Holdings
6.000%, 08/15/40	3,000	3,121
DIRECTV Holdings LLC
4.600%, 02/15/21 (D)	400	403
Discovery Communications LLC
4.375%, 06/15/21 (D)	344	355
France Telecom
8.500%, 03/01/31 (D)	170	235
2.750%, 09/14/16 (D)	3,465	3,403
Frontier Communications
9.000%, 08/15/31	631	555
8.250%, 04/15/17	2,660	2,590

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GTE
8.750%, 11/01/21	$600	$830
6.840%, 04/15/18	800	950
NBC Universal
5.950%, 04/01/41 (D)	200	218
NBC Universal Media LLC
4.375%, 04/01/21 (D)	1,596	1,633
2.875%, 04/01/16	2,769	2,816
New Cingular Wireless Services
8.125%, 05/01/12	1,195	1,232
News America
7.300%, 04/30/28	500	562
6.650%, 11/15/37 (D)	385	421
6.200%, 12/15/34	315	331
6.150%, 03/01/37	4,425	4,633
6.150%, 02/15/41 (D)	372	398
News America Holdings
8.875%, 04/26/23	200	257
7.700%, 10/30/25	200	241
Qwest
6.750%, 12/01/21	593	620
Reed Elsevier Capital
8.625%, 01/15/19	2,220	2,686
Sprint Capital
8.750%, 03/15/32	390	303
8.375%, 03/15/12	1,160	1,186
6.900%, 05/01/19	120	93
TCI Communications
8.750%, 08/01/15	701	856
7.125%, 02/15/28	400	482
Telecom Italia Capital
6.999%, 06/04/18 (D)	500	453
6.175%, 06/18/14	100	96
4.950%, 09/30/14	3,910	3,624
Telefonica Emisiones
6.421%, 06/20/16 (D)	100	101
2.582%, 04/26/13	3,930	3,811
Telefonica Emisiones SAU
6.221%, 07/03/17 (D)	895	885
5.877%, 07/15/19 (D)	395	373
5.462%, 02/16/21	129	115
5.134%, 04/27/20	1,820	1,605
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	1,498	1,467
Telemar Norte Leste
5.500%, 10/23/20 (C)	2,464	2,415
Verizon Communications
8.750%, 11/01/18	194	259
6.100%, 04/15/18	3,649	4,313
5.850%, 09/15/35 (D)	850	974
5.500%, 02/15/18	2,530	2,913
3.500%, 11/01/21	2,580	2,567
2.000%, 11/01/16	4,675	4,620

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Global Funding
7.750%, 12/01/30	$3,690	$4,929
Verizon Maryland
7.150%, 05/01/23	600	642
Vodafone Group
5.450%, 06/10/19	226	259

		114,791

Utilities — 1.8%
AGL Capital
5.875%, 03/15/41	73	87
5.250%, 08/15/19	170	187
4.450%, 04/15/13	400	414
Alabama Power
6.125%, 05/15/38	69	90
5.875%, 12/01/22	275	336
Ameren
8.875%, 05/15/14	2,225	2,515
American Water Capital
6.085%, 10/15/17	400	463
Appalachian Power
5.950%, 05/15/33	200	217
4.600%, 03/30/21 (D)	150	162
Arizona Public Service
8.000%, 12/30/15	413	453
5.050%, 09/01/41	219	235
Atmos Energy
4.950%, 10/15/14	260	285
Carolina Power & Light
5.300%, 01/15/19	400	462
3.000%, 09/15/21	2,601	2,618
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,829	1,920
CenterPoint Energy
6.500%, 05/01/18 (D)	271	316
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	282
CenterPoint Energy Resources
6.125%, 11/01/17	320	365
4.500%, 01/15/21	246	257
Cleveland Electric Illuminating
8.875%, 11/15/18	2,245	3,013
7.880%, 11/01/17	310	388
CMS Energy
5.050%, 02/15/18	2,180	2,194
2.750%, 05/15/14	1,290	1,261
Comision Federal de Electricidad
4.875%, 05/26/21 (C)	249	254
Consolidated Edison of New York
5.700%, 06/15/40 (D)	154	188
Consumers Energy
6.700%, 09/15/19 (D)	400	506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources
8.875%, 01/15/19	$4,670	$6,094
6.400%, 06/15/18	300	361
5.700%, 09/17/12	3,420	3,545
4.900%, 08/01/41	742	779
1.950%, 08/15/16	950	950
Duke Energy
6.300%, 02/01/14	415	460
5.625%, 11/30/12	405	424
3.550%, 09/15/21	232	237
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	217
3.900%, 06/15/21	200	216
Duke Energy Indiana
3.750%, 07/15/20	180	192
Enel Finance International
6.000%, 10/07/39 (C)	2,625	2,081
5.125%, 10/07/19 (C)	500	452
3.875%, 10/07/14 (C)	415	408
Exelon
5.625%, 06/15/35	2,415	2,573
Exelon Generation LLC
6.250%, 10/01/39	130	154
5.750%, 10/01/41	86	96
5.200%, 10/01/19	125	137
4.000%, 10/01/20 (D)	588	600
FirstEnergy, Ser C
7.375%, 11/15/31	4,175	4,896
Florida Power & Light
5.125%, 06/01/41	197	232
Great Plains Energy
4.850%, 06/01/21	473	490
Hydro Quebec
2.000%, 06/30/16 (D)	3,850	3,912
Indiana Michigan Power
7.000%, 03/15/19 (D)	170	207
Jersey Central Power & Light
7.350%, 02/01/19 (D)	500	629
Kansas City Power & Light
5.300%, 10/01/41	350	369
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	3,873
8.270%, 11/15/21	2,894	3,610
LG&E and KU Energy LLC
4.375%, 10/01/21 (C)	1,550	1,594
Massachusetts Electric
5.900%, 11/15/39 (C) (D)	210	257
MidAmerican Energy
5.300%, 03/15/18 (D)	750	873
Midamerican Energy Holdings
6.500%, 09/15/37	4,100	5,130
6.125%, 04/01/36	952	1,133
National Grid
6.300%, 08/01/16 (D)	835	958

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nevada Power
7.125%, 03/15/19	$400	$495
5.450%, 05/15/41	150	172
5.375%, 09/15/40	45	51
Niagara Mohawk Power
4.881%, 08/15/19 (C)	180	199
Nisource Finance
6.800%, 01/15/19	3,747	4,360
6.125%, 03/01/22	2,400	2,702
5.800%, 02/01/42	1,776	1,816
Northern States Power
6.250%, 06/01/36 (D)	350	473
5.350%, 11/01/39	56	69
Oncor Electric Delivery
6.800%, 09/01/18 (D)	4,660	5,585
Oncor Electric Delivery LLC
4.550%, 12/01/41 (C)	1,395	1,363
Pacific Gas & Electric
8.250%, 10/15/18	1,270	1,679
5.800%, 03/01/37	810	955
5.400%, 01/15/40 (D)	156	176
4.500%, 12/15/41	180	178
3.250%, 09/15/21	35	35
PacifiCorp
6.250%, 10/15/37	310	393
5.650%, 07/15/18	100	119
5.500%, 01/15/19	400	473
PPL Electric Utilities
3.000%, 09/15/21	1,470	1,467
PPL WEM Holdings
3.900%, 05/01/16 (C)	2,090	2,128
Progress Energy
6.850%, 04/15/12	1,525	1,558
6.000%, 12/01/39	200	242
PSEG Power LLC
5.500%, 12/01/15	445	494
5.320%, 09/15/16 (D)	126	140
5.125%, 04/15/20 (D)	120	133
4.150%, 09/15/21	72	73
2.750%, 09/15/16	1,055	1,055
Public Service Electric & Gas
5.375%, 11/01/39	97	117
2.700%, 05/01/15	135	141
Public Service of Colorado
4.750%, 08/15/41	349	392
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,515
Public Service of Oklahoma
5.150%, 12/01/19	220	242
Puget Energy
6.000%, 09/01/21	650	649
Puget Sound Energy
4.434%, 11/15/41	1,305	1,293
San Diego Gas & Electric
3.950%, 11/15/41	41	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy
9.800%, 02/15/19	$100	$135
8.900%, 11/15/13	400	451
6.500%, 06/01/16	135	157
6.000%, 10/15/39	170	204
2.000%, 03/15/14	1,575	1,593
Southern
4.150%, 05/15/14	85	91
1.950%, 09/01/16 (D)	130	131
Southern California Edison
6.650%, 04/01/29	200	259
5.500%, 03/15/40	170	211
4.650%, 04/01/15	200	221
Southern Power
5.150%, 09/15/41	44	45
Southern Union
8.250%, 11/15/29	3,945	4,744
Southwestern Public Service
8.750%, 12/01/18	300	406
Texas-New Mexico Power
9.500%, 04/01/19 (C)	875	1,147
Virginia Electric and Power
5.400%, 04/30/18	300	355
Wisconsin Electric Power
2.950%, 09/15/21	14	14

		112,744

Total Corporate Obligations (Cost $1,602,252) ($ Thousands)		1,567,626

ASSET-BACKED SECURITIES — 7.2%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	203	204
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	362
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	392	393
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	294	294
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	285	287
Ally Auto Receivables Trust, Ser 2011-4, Cl A4
1.140%, 06/15/16	2,106	2,098
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	75	75

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	$445	$445
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	326	326
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A3
1.270%, 04/08/15	250	250
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	356	356
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	200	201
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	945	944
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	1,000	1,065
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	440	444
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (C)	99	100
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	200	204
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	171	171
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	310	316
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	121	121
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	238	239
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/15	500	503
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/16	530	543
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	506	504
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	86	87

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	$900	$899
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	99	100
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	311
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	1,786	1,797
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	182
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	282
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	211
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	288	289
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	2,512	2,511
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	2,100	2,278
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	56	57
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	255
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	3,864	3,864
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	341
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	380
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	347
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	372

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	$257	$258
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	288	293
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/18	1,754	1,751
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	491	490
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	1,618	1,640
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	381
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	302
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (C)	400	406
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (C)	189	189
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	421
USAA Auto Owner Trust, Ser 2008-3, Cl A4
4.710%, 02/18/14	3,462	3,492
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	372
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A4
1.955%, 10/20/14 (B)	3,331	3,338
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	217	217
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	303	303
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	2,157	2,188
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	559

		41,709

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.8%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.469%, 03/15/17 (B)	$968	$965
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.329%, 09/15/15 (B)	1,867	1,864
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.309%, 01/15/16 (B)	370	369
Chase Issuance Trust, Ser 2005-A11, Cl A
0.319%, 12/15/14 (B)	5,394	5,392
Chase Issuance Trust, Ser 2005-A6, Cl A6
0.319%, 07/15/14 (B)	1,396	1,396
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.999%, 08/15/18 (B) (C)	12,075	12,678
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.348%, 05/16/16 (B) (C)	6,587	6,638
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.549%, 12/15/14 (B)	1,815	1,828
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	7,383	7,522
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.409%, 08/15/14 (B)	8,421	8,422
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	2,327	2,325

		49,399

Mortgage Related Securities — 1.3%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	3	3
ABS Home Equity, Ser 2001-HE3, Cl A1
0.789%, 11/15/31 (B)	210	170
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.627%, 09/25/35 (B)	1,840	1,686
ACE Securities, Ser 2006-SL3, Cl A1
0.357%, 06/25/36 (B)	6,015	1,170
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.497%, 03/25/30 (B)	2,147	710
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (B) (C)	247	246

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2004-W5, Cl AV2
0.777%, 04/25/34 (B)	$1,113	$893
Asset-Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.224%, 12/15/33 (B)	2,850	2,139
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	702	646
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
1.007%, 03/25/43 (B)	2,581	2,283
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.647%, 12/25/35 (B)	4,488	3,987
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.627%, 08/25/35 (B)	7,140	6,072
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	6,000	5,821
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.297%, 12/25/36 (B)	180	174
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/32 (B)	2,870	2,895
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	3	3
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.069%, 09/15/29 (B)	310	235
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.727%, 05/25/39 (B) (C)	723	595
GSAA Trust, Ser 2005-6, Cl A3
0.615%, 06/25/35 (B)	4,100	2,563
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.367%, 07/25/37 (B)	1,250	1,223
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.525%, 01/20/35 (B)	4,038	3,583
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.745%, 01/20/35 (B)	449	389
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.415%, 01/20/36 (B)	6,328	5,898

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.405%, 03/20/36 (B)	$315	$291
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	595	598
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.435%, 03/20/36 (B)	5,911	5,760
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.455%, 03/20/36 (B)	253	212
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.455%, 11/20/36 (B)	723	640
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.607%, 07/25/34 (B) (C)	898	854
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.627%, 06/25/35 (B)	7,257	6,809
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.007%, 01/25/35 (B)	125	123
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.297%, 01/25/37 (B)	80	78
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.307%, 12/25/36 (B)	9	9
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	29	15
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.797%, 11/25/15 (B)	36	34
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.687%, 06/25/35 (B)	6,975	5,632
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.857%, 01/25/32 (B)	187	163
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.397%, 01/25/37 (B)	17,000	5,452
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	603	586
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.627%, 10/25/35 (B)	500	474
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	574	565

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (C)	$219	$184
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	333	333
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.607%, 04/25/37 (B) (C)	761	441
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	309	282
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	923
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	142	139
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	779	788
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (B)	7,000	6,979

		81,748

Other Asset-Backed Securities — 4.4%
Access Group, Ser 2005-2, Cl A3
0.668%, 11/22/24 (B)	100	98
AH Mortgage Advance Trust, Ser 2011-1, Cl A1, PO
2.630%, 05/10/42 (C)	735	733
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/43 (C)	2,334	2,325
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (C)	1,334	1,334
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (C)	400	400
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.507%, 06/14/37 (B) (C)	4,586	4,081
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	4,500	4,556
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	2,325	2,339
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	2,330	2,324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.937%, 01/25/32 (B)	$384	$280
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.548%, 11/14/33 (B) (C)	5,122	4,456
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.706%, 02/25/35 (B)	5,700	5,343
Brazos Higher Education Authority, Ser 2011-1, Cl A3
1.556%, 11/25/33 (B)	3,700	3,452
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.657%, 09/25/35 (B)	6,275	5,782
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,353	1,461
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	385	384
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	432
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	846	798
CIT Education Loan Trust, Ser 2007-1, Cl A
0.448%, 03/25/42 (B) (C)	4,430	4,062
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,211
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	8	8
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	297	297
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	963	965
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/16	350	351
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/16	213	218
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,175	1,139

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.917%, 04/25/32 (B)	$56	$29
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.845%, 06/25/33 (B)	115	101
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	119
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.587%, 07/25/36 (B) (C)	411	222
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.357%, 09/25/47 (B)	1,507	1,479
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.457%, 02/25/37 (B) (C)	1,096	663
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.707%, 03/25/47 (B) (C)	832	359
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.549%, 02/15/34 (B)	695	428
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.489%, 12/15/35 (B)	1,665	799
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	293	298
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36	618	399
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36	1,490	939
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.567%, 05/25/46 (B) (C)	11,078	5,910
Educational Funding of the South, Ser 2011-1, Cl A2
1.068%, 04/25/35 (B)	3,000	2,777
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	346	283
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.637%, 09/25/35 (B)	6,503	6,114
First Horizon Asset-Backed Trust, Ser 2004-HE2, Cl A
0.477%, 02/25/34 (B)	662	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	$2,675	$2,715
GE Seaco Finance, Ser 2005-1A, Cl A
0.502%, 11/17/20 (B) (C)	4,940	4,656
Genesis Funding, Ser 2006-1A, Cl G1
0.495%, 12/19/32 (B) (C)	5,336	4,764
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.626%, 11/25/26 (B)	7,095	6,709
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	274	279
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	5,050	5,614
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (B) (C)	2,033	2,163
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.234%, 11/22/31	1,325	1,099
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.748%, 02/20/32 (B)	1,077	815
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.748%, 03/13/32 (B)	1,684	1,268
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.318%, 07/25/45 (B)	6,900	6,461
Iowa State Student Loan Liquidity, Ser 2011-1, CI A3,
1.822%, 06/25/42 (B)	1,300	1,226
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	16	16
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	170	171
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/16	335	337
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/18	285	292
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	8,866	7,691
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.678%, 10/25/32 (B)	2,359	2,197
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.557%, 11/25/35 (B)	3,302	2,290

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.557%, 12/25/35 (B)	$2,777	$807
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.587%, 05/25/46 (B)	7,485	1,634
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.507%, 03/25/32 (B)	328	288
Merit Securities, Ser 1999-13, Cl A4
7.913%, 12/28/33 (B)	2,507	2,691
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,289	3,304
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (C)	6,100	6,642
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.455%, 03/23/37 (B)	1,773	1,610
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.585%, 11/23/22 (B)	2,917	2,876
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.498%, 10/26/26 (B)	5,606	5,559
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.576%, 05/27/25 (B)	5,274	4,836
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.156%, 11/25/24 (B)	6,145	6,308
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	286	288
Northstar Education Finance, Ser 2007-1, Cl A3
0.485%, 01/29/46 (B)	4,000	3,582
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.489%, 05/15/32 (B)	22	21
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.957%, 12/25/34 (B)	4,880	4,717
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.597%, 09/25/35 (B)	3,004	2,886
Pennsylvania Higher Education Assistance Agency, Ser 2005-1, Cl B1
1.890%, 04/25/45 (B)	3,250	2,730
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (B) (C)	4	4
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (B) (C)	800	789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.567%, 06/25/47 (B)	$10,380	$3,863
RAAC Series, Ser 2007-SP3, Cl A1
1.457%, 09/25/47 (B)	307	234
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/49 (C)	448	448
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.597%, 10/25/35 (B)	600	496
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	979	978
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,944
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.637%, 12/15/25 (B) (C)	1,500	1,396
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.648%, 01/25/23 (B)	6,904	6,717
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.097%, 03/15/33 (B) (C)	267	255
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.628%, 04/25/23 (B)	6,997	6,756
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.588%, 07/25/23 (B)	1,839	1,784
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.528%, 07/27/26 (B)	8,182	7,887
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.528%, 10/25/24 (B)	4,019	3,918
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.488%, 07/25/23 (B)	3,334	3,281
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.518%, 10/25/25 (B)	974	949
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.528%, 01/25/27 (B)	2,830	2,676
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.538%, 10/25/40 (B)	4,130	3,486
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.468%, 07/25/16 (B)	2,395	2,418
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.968%, 10/25/17 (B)	969	967

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-9, Cl A
1.918%, 04/25/23 (B)	$3,356	$3,433
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.659%, 12/15/23 (B) (C)	7,491	7,491
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.615%, 10/28/28 (B)	2,376	2,367
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.446%, 12/01/20 (B)	3,500	3,295
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.527%, 06/25/35 (B)	300	280
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.347%, 03/25/37 (B)	7,389	7,212
TAL Advantage LLC, Ser 2006-1A, Cl A
0.445%, 04/20/21 (B) (C)	1,424	1,316
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	2,309	2,290
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	550	549
TAL Advantage LLC, Ser 2011-2A, Cl A
4.310%, 05/20/26 (C)	1,140	1,157
Textainer Marine Containers, Ser 2005-1A, Cl A
0.500%, 05/15/20 (B) (C)	2,415	2,246
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	3,450	3,415
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (C)	2,464	2,665
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	4,324	4,339
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.427%, 11/26/21 (B) (C)	3,425	3,134
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.397%, 02/26/19 (B) (C)	2,031	1,899
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.347%, 04/25/37 (B)	1,896	1,831

		276,946

Total Asset-Backed Securities (Cost $468,062) ($ Thousands)		449,802

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
1.500%, 11/16/15	$7,830	$7,961
FHLB
5.500%, 07/15/36	3,610	4,554
3.625%, 10/18/13	1,400	1,484
0.321%, 02/10/12 (A)	9,350	9,344
FHLMC
6.750%, 03/15/31	2,570	3,779
0.110%, 06/05/12 (A)	6,610	6,608
FICO STRIPS, PO
9.800%, 04/06/18	7,590	11,181
9.700%, 04/05/19	5,100	7,703
8.600%, 09/26/19	5,655	8,084
3.489%, 02/08/18 to 09/26/19 (A)	30,160	26,181
FNMA
7.735%, 10/09/19 (A)	670	509
6.250%, 05/15/29	3,730	5,161
5.375%, 06/12/17	250	301
5.250%, 08/01/12	2,800	2,889
5.000%, 02/13/17	5,000	5,887
3.460%, 06/01/17 (A)	1,500	1,369
0.375%, 12/28/12	3,730	3,738
0.110%, 01/17/12 (A)	2,575	2,575
Resolution Funding STRIPS
3.610%, 07/15/20 (A)	1,600	1,321
Tennessee Valley Authority
5.250%, 09/15/39	1,828	2,276
4.625%, 09/15/60	2,761	3,229
4.375%, 06/15/15	3,660	4,101
3.875%, 02/15/21	3,090	3,453

Total U.S. Government Agency Obligations (Cost $114,530) ($ Thousands)		123,688

SOVEREIGN DEBT — 0.8%
Andina de Fomento
3.750%, 01/15/16	564	569
Chile Government International Bond
3.250%, 09/14/21	2,195	2,201
Inter-American Development Bank MTN
3.875%, 10/28/41	2,600	2,702
Israel Government AID Bond
2.110%, 08/15/17 (A)	1,000	913
2.010%, 08/15/18 (A)	1,000	880
Japan Finance Organization for Municipalities
4.000%, 01/13/21	3,600	3,988
Korea Development Bank
3.875%, 05/04/17	2,645	2,584
3.250%, 03/09/16 (D)	1,940	1,894

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mexican Bonos
8.000%, 06/11/20	$72,650	$6,017
Province of Manitoba Canada
2.125%, 04/22/13	162	165
Province of Ontario Canada
2.950%, 02/05/15	850	898
Province of Quebec Canada
6.350%, 01/30/26	270	358
2.750%, 08/25/21	2,625	2,603
Qatar Government International Bond
3.125%, 01/20/17 (C)	5,515	5,500
Republic of Poland
5.000%, 03/23/22	3,080	2,988
Russian Federation
7.500%, 03/31/30	899	1,054
State of Qatar
5.750%, 01/20/42 (C)	1,490	1,474
Svensk Exportkredit
3.250%, 09/16/14	4,794	4,970
1.750%, 10/20/15	5,600	5,547
United Mexican States
7.500%, 04/08/33	218	301
6.375%, 01/16/13	350	369
6.050%, 01/11/40	394	467
5.750%, 10/12/10	1,564	1,599
5.625%, 01/15/17	84	95
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	572

Total Sovereign Debt (Cost $49,922) ($ Thousands)		50,708

MUNICIPAL BONDS — 0.7%
American Municipal Power, RB
7.499%, 02/15/50	495	631
City of Chicago Illinois O’Hare International Airport Revenue, Ser A, RB Callable 01/01/21 @ 100
5.625%, 01/01/35	200	214
City of Chicago Illinois O’Hare International Airport Revenue, Ser C, RB Callable 01/01/21 @ 100
5.500%, 01/01/31	410	440
County of Clark Nevada Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/45	1,895	2,349
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	1,825	2,332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/45	$1,110	$1,423
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	33	33
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/57	1,457	1,506
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	2,335	3,132
New York State Dormitory Authority, RB
5.600%, 03/15/40	280	326
North Texas Tollway Authority, RB
6.718%, 01/01/49	2,075	2,559
Ohio State University, Ser A, RB
4.800%, 06/01/11	1,274	1,278
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	490	553
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	1,590	1,868
State of California, Build America Project, GO
7.550%, 04/01/39	1,035	1,232
7.300%, 10/01/39	2,620	3,019
6.650%, 03/01/22	1,700	1,951
State of California, GO
7.600%, 11/01/40	1,930	2,316
State of Illinois, Build America Project, GO
5.100%, 06/01/33	4,600	4,091
State of Illinois, GO
5.877%, 03/01/19	875	928
5.665%, 03/01/18	5,172	5,465
5.365%, 03/01/17	1,030	1,077
Student Loan Funding, Ser A-6, AMT, RB Callable 12/08/11 @ 100
0.245%, 09/01/47 (B)	3,100	2,846
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS, RB Callable 01/25/12 @ 100
6.000%, 06/25/34	479	485

Total Municipal Bonds (Cost $37,127) ($ Thousands)		42,054

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Contracts/Face Amount ($ Thousands)	Market Value ($ Thousands)

PURCHASED OPTION — 0.0%
September 2012 IMM Euro Dollar Furture Option Put, Expires 12/17/12, Strike Price $98.875**	217	$81

Total Purchased Option (Cost $83) ($ Thousands)		81

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bills
0.001%, 12/08/11 (A) (F)	$208	208
U.S. Treasury Bonds
8.875%, 08/15/17	5,960	8,522
8.750%, 05/15/20	4,245	6,592
8.750%, 08/15/20	6,550	10,236
8.500%, 02/15/20	1,000	1,526
8.125%, 08/15/19	1,305	1,927
7.625%, 02/15/25	8,635	13,727
6.750%, 08/15/26	250	379
6.500%, 11/15/26	100	149
6.375%, 08/15/27	200	297
6.250%, 05/15/30	400	604
6.125%, 11/15/27	250	364
6.000%, 02/15/26	100	141
5.500%, 08/15/28	200	276
5.375%, 02/15/31	1,300	1,806
4.750%, 02/15/41 (D)	28,705	38,339
4.625%, 02/15/17 (D) (F)	24,790	29,343
4.500%, 02/15/36 (D)	11,835	15,056
4.375%, 11/15/39	2,740	3,448
4.375%, 05/15/41 (D)	70,446	88,894
4.250%, 11/15/40 (D)	12,654	15,628
3.875%, 08/15/40 (D)	91,280	105,913
3.750%, 08/15/41 (D)	50,292	57,223
3.500%, 02/15/39 (D)	4,000	4,357
3.250%, 12/31/16	3,720	4,137
3.125%, 11/15/41	9,992	10,112
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/29 (F)	593	920
3.625%, 04/15/28 (D) (F)	11,475	16,979
2.375%, 01/15/27 (F)	338	434
2.125%, 02/15/41 (D) (F)	10,210	13,685
2.000%, 04/15/12 (F)	9,426	9,458
1.750%, 01/15/28 (F)	27	32
U.S. Treasury Notes
4.750%, 08/15/17	5,705	6,847
3.500%, 02/15/18 (D)	2,500	2,829
3.125%, 05/15/19	5,279	5,847
3.125%, 05/15/21 (D)	13,780	15,125
2.750%, 05/31/17 (D)	7,935	8,633
2.750%, 12/31/17	5,000	5,438
2.250%, 07/31/18 (D)	20,690	21,757
2.125%, 08/15/21 (D)	68,897	69,365
2.000%, 11/15/21 (D)	37,629	37,400
1.875%, 02/28/14	4,560	4,721

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.875%, 09/30/17	$8,220	$8,530
1.750%, 10/31/18 (D)	18,175	18,466
1.500%, 06/30/16 (D)	21,512	22,151
1.500%, 08/31/18 (D)	28,530	28,592
1.375%, 02/15/13	7,330	7,435
1.375%, 09/30/18	5,003	4,965
1.375%, 11/30/18	6,600	6,534
1.000%, 08/31/16 (D)	62,499	62,831
1.000%, 09/30/16 (D)	16,328	16,401
1.000%, 10/31/16 (D)	63,902	64,122
0.875%, 11/30/16	23,127	23,039
0.500%, 05/31/13	140	141
0.500%, 10/15/14	1,045	1,048
0.250%, 10/31/13 (D)	13,570	13,570
0.250%, 11/30/13	4,729	4,729
0.125%, 08/31/13	330	329
U.S. Treasury STRIPS (A)
6.321%, 05/15/24 (F)	800	574
5.293%, 02/15/21	200	165
4.977%, 11/15/27 (D)	500	311
4.917%, 05/15/26	500	329
4.863%, 11/15/31	200	107
4.780%, 08/15/25	400	272
4.749%, 08/15/28	1,000	604
4.738%, 08/15/27	2,490	1,561
4.730%, 05/15/27	2,570	1,626
4.669%, 02/15/28	1,100	677
4.597%, 08/15/30	1,550	869
4.591%, 05/15/36	300	136
4.587%, 02/15/24	75	54
4.576%, 05/15/34	500	244
4.555%, 05/15/29	100	59
4.555%, 02/15/30	1,950	1,114
4.539%, 02/15/34	550	271
4.536%, 08/15/24	200	142
4.516%, 11/15/33	1,050	523
4.477%, 05/15/28	300	183
4.453%, 08/15/33	900	452
4.436%, 11/15/30	2,450	1,361
4.376%, 11/15/29	1,450	836
4.357%, 11/15/24	450	316
4.278%, 11/15/26	750	483
4.146%, 05/15/33	1,900	963
4.069%, 02/15/32	950	504
4.055%, 02/15/27	3,600	2,298
4.038%, 11/15/20	1,300	1,079
4.022%, 05/15/19	2,450	2,154
3.995%, 02/15/17 (F)	19,420	18,334
3.970%, 05/15/30	10,050	5,803
3.907%, 02/15/22	800	632
3.780%, 08/15/17	3,000	2,794
3.768%, 02/15/26	400	266
3.720%, 05/15/31	930	507
3.712%, 08/15/18	800	721
3.632%, 11/15/17	6,150	5,682

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

3.392%, 11/15/32	$1,100	$568
3.313%, 08/15/19	5,525	4,819
3.303%, 08/15/20	12,750	10,682
3.302%, 05/15/20	15,270	12,922
3.295%, 08/15/21	4,000	3,225
3.268%, 11/15/21	1,900	1,517
3.206%, 08/15/29	400	233
3.170%, 08/15/16	5,100	4,877
3.021%, 02/15/18	1,850	1,695
2.971%, 02/15/16	250	242
2.721%, 02/15/15	200	197
2.453%, 05/15/23	450	337
2.170%, 11/15/16	410	390
2.166%, 05/15/21	700	569

Total U.S. Treasury Obligations (Cost $928,013) ($ Thousands)		1,018,836

AFFILIATED PARTNERSHIP — 9.4%
SEI Liquidity Fund, L.P. 0.140%†* (G)	596,792,931	586,114

Total Affiliated Partnership (Cost $596,793) ($ Thousands)		586,114

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.040%†*	344,723,371	344,723

Total Cash Equivalent (Cost $344,723) ($ Thousands)		344,723

Total Investments — 116.8% (Cost $7,216,530) ($ Thousands)		$7,301,994

WRITTEN OPTIONS — 0.0%
November 2010 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike Price $98.875**	(7,020,000)	(29)

Description	Contracts	Market Value ($ Thousands)

September 2012 IMM EURO Dollar Future Option Put, Expires 09/22/12, Strike Inflation 0.000%	(217)	$(62)

Total Written Options (Premiums Received $143) ($ Thousands)		(91)

The open futures contracts held by the Fund at November 30, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(1,400)	Mar-2012	$234
Euro-Bund Index	104	Dec-2011	(150)
U.S. 2-Year Treasury Note	(617)	Apr-2012	(37)
U.S. 10-Year Treasury Note	55	Mar-2012	(32)
U.S. Long Treasury Bond	(565)	Mar-2012	1,187
U.S. Ultra Long Treasury Bond	(356)	Apr-2012	1,730

			$2,932

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/16/12	EUR	32,771	USD	45,260	$1,115
2/16/12	USD	15,427	CAD	15,716	5
2/16/12	USD	2,071	EUR	1,511	(36)

					$1,084

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(2,071)	2,036	$(35)
Citigroup	(30,286)	30,684	398
JPMorgan Chase	(29,287)	30,008	721

			$1,084

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open swap agreements held by the Fund at November 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	Buy	(0.84)%	10/12/52	$2,535	$(898)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	2,000	257
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	2,000	237
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	4,880	(1,795)
Barclays Bank PLC	France 4.25 04/19	Sell	0.25	09/20/16	(12,530)	(277)
Credit Suisse	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	390	(142)
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	Buy	(1.00)	09/20/16	800	28
Deutsche Bank	Metlife In c 5.0% 06/15/15	Sell	1.00	06/20/18	(3,560)	(317)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	Buy	(1.00)	09/20/16	795	28

						$(2,879)

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	REF: IOS.FN30.450.10	PAY: 1 month LIBOR	01/12/41	$9,756	$111
Morgan Stanley	3.93%	3-month LIBOR	05/15/41	(6,720)	(1,677)
Morgan Stanley	REF: IOS.FN30.500.10	PAY: 1 month LIBOR	01/12/41	4,855	28
Morgan Stanley	REF: IOS.FN30.550.08	PAY: 1 month LIBOR	01/12/39	5,594	28

					$(1,510)

For the period ended November 30, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,253,764 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

**	Non-income producing security.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $576,125 ($ Thousands).

(E)	Security in default on interest payments.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $586,114.

(H)	Security fair valued using methods determined in good faith by the valuation committee of the Board of Trustees. The total market value of such securities as of November 30, 2011, was $279 ($ Thousands) and represented 0.00% of Net Assets.

(I)	Securities considered illiquid. The total value of such securities as of November 30, 2011 was $370 ($ Thousands) and represented 0.01% of Net Assets.

ABS — Asset-Based Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FICO — Financing Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

TBA — To Be Announced

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$3,118,362	$—	$3,118,362
Corporate Obligations	—	1,567,343	283	1,567,626
Asset-Backed Securities	—	449,802	—	449,802
U.S. Government Agency Obligations	—	123,688	—	123,688
Sovereign Debt	—	50,708	—	50,708
Municipal Bonds	—	42,054	—	42,054
Purchased Option	81	—	—	81
U.S. Treasury Obligations	—	1,018,836	—	1,018,836
Affiliated Partnership	—	586,114	—	586,114
Cash Equivalent	344,723	—	—	344,723

Total Investments in Securities	$344,804	$6,956,907	$283	$7,301,994

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(62)	$(29)	$—	$(91)

Total Securities Sold Short	$(62)	$(29)	$—	$(91)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$2,932	$—	$—	$2,932
Forwards Contracts*	—	1,084	—	1,084
Credit Default Swaps*	—	(2,879)	—	(2,879)
Interest Rate Swaps*	—	(1,510)	—	(1,510)

Total Other Financial Instruments	$2,932	$(3,305)	$—	$(373)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities
Beginning balance as June 1, 2011	$270	$1,035
Accrued discounts/premiums	24	(1)
Realized gain/(loss)	~~—~~	—
Change in unrealized appreciation/(depreciation)	(11)	6
Net purchases/sales	—	(1,040)
Net transfer in and/or out of Level 3	~~—~~	—

Ending balance as of November 30, 2011	$283	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$31	$(79)

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	87

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 80.3%

Consumer Discretionary — 16.3%
Academy
9.250%, 08/01/19 (A)	$2,530	$2,467
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	125	—
7.875%, 01/15/09 (B)	250	1
7.750%, 05/01/09 (B)	75	—
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04 (B)	25	—
Allison Transmission
7.125%, 05/15/19 (A)	3,520	3,318
AMC Entertainment
9.750%, 12/01/20	3,285	2,989
8.750%, 06/01/19	430	434
AMC Networks
7.750%, 07/15/21 (A)	5,745	6,075
American Axle & Manufacturing
9.250%, 01/15/17 (A)	99	104
7.875%, 03/01/17	2,960	2,856
7.750%, 11/15/19	1,105	1,058
American Standard Americas
10.750%, 01/15/16 (A)	1,500	990
American Tire Distributors
9.750%, 06/01/17	775	775
Ameristar Casinos
7.500%, 04/15/21 (A)	1,375	1,375
Ashtead Capital
9.000%, 08/15/16 (A)	1,094	1,127
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	529

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.250%, 01/15/19	$1,030	$991
7.750%, 05/15/16	835	831
Beazer Homes USA
9.125%, 06/15/18	460	304
9.125%, 05/15/19	1,610	1,051
Belo
8.000%, 11/15/16	2,575	2,775
7.750%, 06/01/27	2,025	1,711
Bon-Ton Department Stores
10.250%, 03/15/14	960	617
Brands
6.625%, 04/01/21	385	401
Brown Shoe
7.125%, 05/15/19	1,105	1,039
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	738
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (A)	10,460	10,068
Cablevision Systems
8.625%, 09/15/17	1,630	1,703
8.000%, 04/15/20	1,050	1,066
7.750%, 04/15/18	900	918
Caesars Entertainment Operating
11.250%, 06/01/17	11,135	11,580
10.000%, 12/15/18	4,888	3,128
5.750%, 10/01/17	400	162
Cedar Fair
9.125%, 08/01/18	1,600	1,740
Chrysler Group LLC
8.250%, 06/15/21 (A)	5,190	4,360
8.000%, 06/15/19 (A)	945	799
Chukchansi Economic Development Authority
4.159%, 11/15/12 (A) (C)	2,185	1,202
Cinemark USA
7.375%, 06/15/21	480	479
CityCenter Holdings LLC
7.625%, 01/15/16 (A)	1,070	1,059
CKE Restaurants
11.375%, 07/15/18	5,479	5,835
Claire’s Stores
8.875%, 03/15/19	810	591
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/14	1,477	1,440
Dana Holding
6.750%, 02/15/21	3,029	3,040
6.500%, 02/15/19	1,959	1,954
Dave & Buster’s
11.000%, 06/01/18	1,695	1,737
Dave & Buster’s Parent
13.035%, 02/15/16 (A) (D)	7,825	4,539

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delphi
5.875%, 05/15/19 (A)	$1,909	$1,923
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/14 (A)	2,000	1,960
Dex One PIK
12.000%, 01/29/17	1,174	270
Diamond Resorts
12.000%, 08/15/18	1,350	1,279
DineEquity
9.500%, 10/30/18	6,690	6,924
Dollar General PIK
11.875%, 07/15/17	1,520	1,680
Easton-Bell Sports
9.750%, 12/01/16	1,835	1,968
Eldorado Resorts LLC
8.625%, 06/15/19 (A)	4,785	4,223
Empire Today LLC
11.375%, 02/01/17 (A)	2,071	1,916
Entravision Communications
8.750%, 08/01/17	1,960	1,916
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,268
Exide Technologies
8.625%, 02/01/18	1,750	1,400
Ferrellgas
9.125%, 10/01/17	2,500	2,575
6.500%, 05/01/21	2,825	2,422
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/13	2,598	2,208
Goodyear Tire & Rubber
10.500%, 05/15/16	214	235
8.750%, 08/15/20	110	117
8.250%, 08/15/20	1,545	1,630
Greektown Superholdings
13.000%, 07/01/15	5,240	5,371
GWR Operating Partnership LLP
10.875%, 04/01/17	870	931
Gymboree
9.125%, 12/01/18	1,115	920
Hanesbrands
8.000%, 12/15/16	4,650	5,010
6.375%, 12/15/20	2,052	2,029
Hillman Group
10.875%, 06/01/18	890	899
10.875%, 06/01/18 (A)	70	71
Icon Health & Fitness
11.875%, 10/15/16 (A)	550	443
Inergy
8.750%, 03/01/15	552	578
7.000%, 10/01/18	1,945	1,906
6.875%, 08/01/21	130	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intcomex
13.250%, 12/15/14	$4,515	$4,323
International Automotive Components Group
9.125%, 06/01/18 (A)	950	903
J Crew Group
8.125%, 03/01/19	1,025	942
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,440	1,361
Jarden
7.500%, 05/01/17	1,875	1,988
JC Penney
7.950%, 04/01/17	950	1,030
5.750%, 02/15/18	120	118
Lamar Media
7.875%, 04/15/18	625	645
Lear
7.875%, 03/15/18	405	434
Levi Strauss
7.625%, 05/15/20	1,500	1,504
Libbey Glass
10.000%, 02/15/15	1,187	1,264
Lions Gate Entertainment
10.250%, 11/01/16 (A)	4,515	4,504
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,429
Liz Claiborne
10.500%, 04/15/19 (A)	1,450	1,537
M/I Homes
8.625%, 11/15/18	2,150	1,887
Marina District Finance
9.875%, 08/15/18	1,980	1,767
9.500%, 10/15/15	355	323
McClatchy
11.500%, 02/15/17	4,475	4,151
MDC Partners
11.000%, 11/01/16	3,980	4,239
11.000%, 11/01/16 (A)	530	559
MediMedia USA
11.375%, 11/15/14 (A)	2,400	2,112
MGM Resorts International
11.375%, 03/01/18	6,855	7,386
11.125%, 11/15/17	1,550	1,734
9.000%, 03/15/20	5,445	5,935
7.500%, 06/01/16	2,545	2,427
Michaels Stores
13.000%, 11/01/16 (E)	1,530	1,622
11.375%, 11/01/16	495	520
11.375%, 11/01/16 (A)	21	22
7.750%, 11/01/18	1,950	1,906
Midwest Gaming Borrower LLC
11.625%, 04/15/16 (A)	920	987
MTR Gaming Group
11.500%, 08/01/19 (A)	6,225	5,182

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	89

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NAI Entertainment Holdings LLC
8.250%, 12/15/17 (A)	$2,021	$2,107
Needle Merger Sub
8.125%, 03/15/19 (A)	1,150	1,058
Niska Gas Storage US LLC
8.875%, 03/15/18	1,845	1,799
OSI Restaurant Partners
10.000%, 06/15/15	1,460	1,504
Peninsula Gaming LLC
10.750%, 08/15/17	3,690	3,782
8.375%, 08/15/15	3,150	3,308
Penske Automotive Group
7.750%, 12/15/16	1,700	1,725
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,075	1,137
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,064
Pinnacle Entertainment
8.750%, 05/15/20	1,395	1,353
Quebecor Media
7.750%, 03/15/16	2,230	2,263
Quiksilver
6.875%, 04/15/15	2,025	1,883
QVC
7.500%, 10/01/19 (A)	4,215	4,478
7.375%, 10/15/20 (A)	400	425
Regal Entertainment Group
9.125%, 08/15/18	1,215	1,270
Rent-A-Center
6.625%, 11/15/20	960	960
River Rock Entertainment Authority
9.750%, 11/01/11 (B)	4,717	3,538
RJ Tower
12.000%, 06/01/13 (B)	210	1
Roadhouse Financing
10.750%, 10/15/17	1,170	1,158
Royal Caribbean Cruises
7.250%, 06/15/16	390	419
Sabre Holdings
8.350%, 03/15/16	1,850	1,443
Salem Communications
9.625%, 12/15/16	969	1,013
Sally Holdings LLC
6.875%, 11/15/19 (A)	3,482	3,560
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,507
Sbarro
10.375%, 02/01/15 (B)	1,866	5
Sealy Mattress
8.250%, 06/15/14	3,360	3,301
Seneca Gaming
8.250%, 12/01/18 (A)	4,840	4,646
Service International
7.625%, 10/01/18	450	494
7.000%, 06/15/17	30	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.000%, 05/15/19	$620	$643
6.750%, 04/01/15	160	170
6.750%, 04/01/16	430	457
ServiceMaster
7.450%, 08/15/27	5	4
7.250%, 03/01/38	3,170	1,965
ServiceMaster PIK
10.750%, 07/15/15 (A)	4,860	4,957
Seven Seas Cruises LLC
9.125%, 05/15/19 (A)	2,135	2,180
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	300	167
Simmons Bedding
11.250%, 07/15/15 (A)	2,415	2,493
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,494
8.750%, 04/01/15 (A)	1,950	2,116
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,500	1,425
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,154
Standard Pacific
10.750%, 09/15/16	1,614	1,646
Steinway Musical Instruments
7.000%, 03/01/14 (A)	1,110	1,104
Stewart Enterprises
6.500%, 04/15/19	575	559
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,224
Suburban Propane Partners
7.375%, 03/15/20	500	516
Tomkins LLC
9.000%, 10/01/18	2,360	2,549
Travelport LLC
11.875%, 09/01/16	1,535	499
9.875%, 09/01/14	2,275	1,376
4.951%, 09/01/14 (C)	894	443
UAL 1995 Pass-Through Trust, Ser 95A1
9.020%, 04/19/12 (B)	437	176
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/16	1,244	1,356
UCI International
8.625%, 02/15/19	730	708
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,791
Univision Communications
8.500%, 05/15/21 (A)	3,975	3,279
7.875%, 11/01/20 (A)	3,000	2,835
Vail Resorts
6.500%, 05/01/19 (A)	845	845
Visteon
6.750%, 04/15/19 (A)	645	610
VWR Funding PIK
10.250%, 07/15/15	3,777	3,890

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WMG Acquisition
11.500%, 10/01/18 (A)	$2,000	$1,970
9.500%, 06/15/16	1,820	1,911
Wynn Las Vegas LLC
7.750%, 08/15/20	3,310	3,567
Yankee Candle, Ser B
9.750%, 02/15/17	2,615	2,510
8.500%, 02/15/15	1,000	998

		320,715

Consumer Staples — 12.4%
Accellent
10.000%, 11/01/17	1,905	1,495
8.375%, 02/01/17	2,550	2,384
American Achievement
10.875%, 04/15/16 (A)	3,055	2,337
American Renal Associates Holdings
9.750%, 03/01/16	2,254	2,248
American Renal Holdings
8.375%, 05/15/18	4,130	4,254
American Rock Salt LLC
8.250%, 05/01/18 (A)	2,435	2,252
Apria Healthcare Group
12.375%, 11/01/14	400	358
ARAMARK Holdings PIK
8.625%, 05/01/16 (A)	2,175	2,208
Armored Autogroup
9.250%, 11/01/18 (A)	3,375	2,700
Aurora Diagnostics Holdings
10.750%, 01/15/18 (A)	5,125	5,035
Aviv Healthcare Properties
7.750%, 02/15/19	1,485	1,403
B&G Foods
7.625%, 01/15/18	1,360	1,413
Bankrate
11.750%, 07/15/15	1,058	1,197
Beverages & More
9.625%, 10/01/14 (A)	3,900	3,905
BI-LO LLC
9.250%, 02/15/19 (A)	2,350	2,350
Biomet
11.625%, 10/15/17	3,170	3,392
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	3,525	3,490
Bumble Bee Holdco PIK
9.625%, 03/15/18 (A)	2,000	1,700
Catalent Pharma Solutions PIK
9.500%, 04/15/15	5,314	5,314
Central Garden and Pet
8.250%, 03/01/18	1,105	1,072
CHS
8.000%, 11/15/19 (A)	735	713
Constellation Brands
7.250%, 09/01/16	250	274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.250%, 05/15/17	$1,745	$1,911
ConvaTec Healthcare
10.500%, 12/15/18 (A)	1,550	1,399
Cott Beverages
8.375%, 11/15/17	2,975	3,176
8.125%, 09/01/18	900	963
Darling International
8.500%, 12/15/18	1,250	1,375
Dean Foods
7.000%, 06/01/16	1,145	1,111
Del Monte Foods
7.625%, 02/15/19 (A)	6,080	5,442
Diversey
8.250%, 11/15/19	916	1,140
DJO Finance LLC
10.875%, 11/15/14	620	584
9.750%, 10/15/17	5,853	4,639
7.750%, 04/15/18	4,775	3,832
Dole Food
13.875%, 03/15/14	288	333
8.000%, 10/01/16 (A)	405	417
DynCorp International
10.375%, 07/01/17	3,980	3,463
Elizabeth Arden
7.375%, 03/15/21	240	250
Emergency Medical Services
8.125%, 06/01/19	7,503	7,372
Fleming
10.125%, 04/01/08 (B)	983	—
Fresenius Medical Care US Finance
6.500%, 09/15/18 (A)	2,080	2,158
Grifols
8.250%, 02/01/18 (A)	900	927
HCA
8.000%, 10/01/18	650	665
7.500%, 02/15/22	7,310	7,200
6.500%, 02/15/20	2,565	2,552
Hertz
7.500%, 10/15/18	1,860	1,865
6.750%, 04/15/19	250	241
Immucor
11.125%, 08/15/19 (A)	5,955	6,074
INC Research LLC
11.500%, 07/15/19 (A)	3,515	3,164
Interactive Data
10.250%, 08/01/18	1,255	1,337
Jaguar Holding II
9.500%, 12/01/19 (A)	5,285	5,311
Kinetic Concepts
10.500%, 11/01/18 (A)	2,355	2,261
Knowledge Learning
7.750%, 02/01/15 (A)	775	725
Lantheus Medical Imaging
9.750%, 05/15/17	2,465	2,040

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	91

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Laureate Education
12.750%, 08/15/17 (A)	$1,100	$1,111
10.000%, 08/15/15 (A)	525	524
Michael Foods
9.750%, 07/15/18	950	979
Multiplan
9.875%, 09/01/18 (A)	1,530	1,526
NBTY
9.000%, 10/01/18	2,530	2,694
NCO Group
11.875%, 11/15/14	1,800	1,784
OnCure Holdings
11.750%, 05/15/17	1,000	865
Pantry
7.750%, 02/15/14	5,385	5,291
Pinnacle Foods Finance LLC
10.625%, 04/01/17	3,280	3,395
8.250%, 09/01/17	1,250	1,272
Radiation Therapy Services
9.875%, 04/15/17	2,515	1,886
Radnet Management
10.375%, 04/01/18	1,205	1,066
Reynolds Group Issuer (A)
9.875%, 08/15/19	3,915	3,582
9.250%, 05/15/18	1,155	1,051
9.000%, 04/15/19	5,040	4,536
8.750%, 10/15/16	2,500	2,581
8.250%, 02/15/21	3,865	3,285
6.875%, 02/15/21	305	291
Rite Aid
10.250%, 10/15/19	185	200
9.750%, 06/12/16	665	723
9.500%, 06/15/17	5,455	4,773
8.625%, 03/01/15	2,360	2,195
8.000%, 08/15/20	11,720	12,658
7.500%, 03/01/17	570	559
RSC Equipment Rental
10.250%, 11/15/19	700	735
10.000%, 07/15/17 (A)	2,000	2,185
8.250%, 02/01/21	5,985	5,686
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	3,450	3,554
6.535%, 10/01/20 (A)	1,000	968
Spectrum Brands
9.500%, 06/15/18	3,885	4,225
Spectrum Brands Holdings
9.500%, 06/15/18 (A)	310	337
Spectrum Brands PIK
12.000%, 08/28/19	1,913	2,073
STHI Holding
8.000%, 03/15/18 (A)	3,750	3,797
SUPERVALU
8.000%, 05/01/16	1,355	1,358
Symbion PIK
11.000%, 08/23/15	1,292	1,298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ticketmaster Entertainment LLC
10.750%, 08/01/16	$5,215	$5,512
U.S. Oncology
9.125%, 08/15/17	2,130	21
United Rentals North America
10.875%, 06/15/16	3,000	3,330
9.250%, 12/15/19	1,055	1,139
8.375%, 09/15/20	3,115	3,068
US Foodservice
8.500%, 06/30/19 (A)	1,700	1,615
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	1,075	1,002
7.000%, 10/01/20	8,165	7,685
6.875%, 12/01/18	2,015	1,945
6.750%, 10/01/17	1,175	1,131
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	2,817
Viskase
9.875%, 01/15/18 (A)	1,300	1,297
YCC Holdings LLC PIK
10.250%, 02/15/16	4,055	3,548

		244,574

Energy — 8.2%
American Petroleum Tankers Parent LLC
10.250%, 05/01/15	1,173	1,196
Antero Resources Finance
9.375%, 12/01/17	1,235	1,303
Arch Coal
8.750%, 08/01/16	2,655	2,901
7.250%, 06/15/21 (A)	675	655
7.000%, 06/15/19 (A)	450	439
Bill Barrett
9.875%, 07/15/16	1,000	1,095
7.625%, 10/01/19	2,000	2,065
Bluewater Holding BV
3.403%, 07/17/14 (A) (C)	1,400	1,078
BreitBurn Energy Partners
8.625%, 10/15/20	790	793
Brigham Exploration
8.750%, 10/01/18	945	1,148
Bristow Group
7.500%, 09/15/17	2,260	2,328
Calumet Specialty Products Partners
9.375%, 05/01/19 (A)	2,590	2,486
Chaparral Energy
8.250%, 09/01/21	2,065	2,034
Chesapeake Energy
9.500%, 02/15/15	650	731
6.875%, 08/15/18	1,175	1,228
6.875%, 11/15/20	156	164
6.625%, 08/15/20	2,751	2,847

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Oilfield Operating LLC
6.625%, 11/15/19 (A)	$1,725	$1,701
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	810	855
Comstock Resources
7.750%, 04/01/19	4,252	4,018
Consol Energy
8.250%, 04/01/20	680	731
8.000%, 04/01/17	2,200	2,343
Continental Resources
7.375%, 10/01/20	1,500	1,624
Copano Energy LLC
7.750%, 06/01/18	3,000	2,985
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	2,500	2,450
Crosstex Energy
8.875%, 02/15/18	2,235	2,380
Denbury Resources
8.250%, 02/15/20	200	217
Dresser-Rand Group
6.500%, 05/01/21 (A)	600	589
Eagle Rock Energy Partners
8.375%, 06/01/19 (A)	5,220	5,168
El Paso
7.250%, 06/01/18	670	727
7.000%, 06/15/17	270	293
Encore Acquisition
9.500%, 05/01/16	460	507
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,335
EV Energy Partners
8.000%, 04/15/19	1,085	1,074
Forest Oil
8.500%, 02/15/14	50	54
8.000%, 12/15/11	800	800
7.250%, 06/15/19	5,005	4,955
Frac Tech Services LLC
7.625%, 11/15/18 (A)	1,000	1,007
GMX Resources
11.375%, 02/15/19 (A)	630	447
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,665	1,732
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,162
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,347
7.625%, 04/15/21 (A)	125	129
Holly
9.875%, 06/15/17	1,110	1,218
James River Coal
7.875%, 04/01/19	2,165	1,645
Kinder Morgan Finance LLC
6.000%, 01/15/18 (A)	4,100	4,182
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,180	2,213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Laredo Petroleum
9.500%, 02/15/19 (A)	$3,675	$3,808
Linn Energy LLC
8.625%, 04/15/20	1,375	1,437
7.750%, 02/01/21	475	475
6.500%, 05/15/19 (A)	1,130	1,074
MEG Energy
6.500%, 03/15/21 (A)	1,076	1,081
Milagro Oil & Gas
10.500%, 05/15/16 (A)	1,950	1,384
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,299
Newfield Exploration
7.125%, 05/15/18	3,635	3,817
6.875%, 02/01/20	1,075	1,129
NFR Energy LLC
9.750%, 02/15/17 (A)	1,970	1,694
Oasis Petroleum
7.250%, 02/01/19 (A)	1,300	1,326
Ocean Rig UDW
9.500%, 04/27/16	4,900	4,484
OPTI Canada
8.250%, 12/15/14 (A) (B)	3,140	2,108
Parker Drilling
9.125%, 04/01/18	2,120	2,215
Peabody Energy
6.250%, 11/15/21 (A)	3,120	3,143
6.000%, 11/15/18 (A)	670	669
Penn Virginia
10.375%, 06/15/16	400	431
7.250%, 04/15/19	1,000	950
Petrohawk Energy
7.250%, 08/15/18	5,585	6,255
6.250%, 06/01/19	350	383
Petroleum Development
12.000%, 02/15/18	2,865	3,066
Pioneer Drilling
9.875%, 03/15/18	1,300	1,341
9.875%, 03/15/18 (A)	550	567
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,288
7.750%, 06/15/15	75	78
7.625%, 06/01/18	350	367
7.625%, 04/01/20	2,475	2,636
7.000%, 03/15/17	1,440	1,499
Precision Drilling
6.500%, 12/15/21 (A)	310	310
Quicksilver Resources
11.750%, 01/01/16	2,200	2,475
9.125%, 08/15/19	1,385	1,453
7.125%, 04/01/16	1,300	1,261
Range Resources
8.000%, 05/15/19	4,575	5,078
Regency Energy Partners
6.875%, 12/01/18	2,900	3,031

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	93

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SandRidge Energy
8.750%, 01/15/20	$70	$69
8.000%, 06/01/18 (A)	360	346
7.500%, 03/15/21	4,215	3,857
SESI LLC
7.125%, 12/15/21 (A)	4,000	4,070
Targa Resources
7.875%, 10/15/18	2,445	2,543
Targa Resources Partners
11.250%, 07/15/17	3,475	3,857
Tesoro
9.750%, 06/01/19	1,600	1,786
Thermon Industries
9.500%, 05/01/17	1,222	1,295
Transocean
6.375%, 12/15/21	295	295
Trinidad Drilling
7.875%, 01/15/19 (A)	880	898
Venoco
8.875%, 02/15/19	645	577
Whiting Petroleum
6.500%, 10/01/18	25	26
WPX Energy
6.000%, 01/15/22 (A)	690	678

		161,288

Financials — 8.8%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,397
Alliant Holdings
11.000%, 05/01/15 (A)	3,400	3,485
Ally Financial
8.000%, 11/01/31	2,333	2,216
7.500%, 09/15/20	850	821
6.750%, 12/01/14	2,366	2,319
6.250%, 12/01/17	3,185	2,927
American Capital
7.960%, 12/31/13 (A)	722	718
American International Group
8.175%, 05/15/58 (C)	1,805	1,593
Aventine Escrow
0.000%, 10/15/49 (B) (F) (G) (H)	2,600	46
BAC Capital Trust VI
5.625%, 03/08/35	2,380	1,925
Bank of America
8.000%, 12/29/49 (C)	1,480	1,262
Cemex Finance LLC
9.500%, 12/14/16 (A)	335	269
CIT Group
7.000%, 05/01/15	1	1
7.000%, 05/04/15 (A)	318	316
7.000%, 05/01/16	5,976	5,913
7.000%, 05/02/16 (A)	531	524
7.000%, 05/01/17	4,447	4,402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.000%, 05/02/17 (A)	$11,778	$11,601
6.625%, 04/01/18 (A)	685	694
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,068
City National Bank
9.000%, 08/12/19	4,062	4,798
CNH Capital LLC
6.250%, 11/01/16 (A)	1,145	1,142
CNO Financial Group
9.000%, 01/15/18 (A)	1,600	1,680
Credit Acceptance
9.125%, 02/01/17	3,600	3,681
9.125%, 02/01/17 (A)	400	408
E*Trade Financial
7.875%, 12/01/15	1,500	1,493
E*Trade Financial PIK
12.500%, 11/30/17	1,285	1,452
Energy Future Intermediate Holding LLC
10.000%, 12/01/20	9,336	9,616
Express LLC
8.750%, 03/01/18	790	830
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	2,125	2,051
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,697	4,173
Ford Motor Credit LLC
12.000%, 05/15/15	895	1,089
8.000%, 12/15/16	1,100	1,237
6.625%, 08/15/17	1,760	1,888
5.000%, 05/15/18	3,925	3,859
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	890
HBOS Capital Funding No. 2
6.071%, 06/30/49 (A) (C)	3,425	2,089
Host Hotels & Resorts‡
9.000%, 05/15/17	125	137
Host Hotels & Resorts, Ser Q‡
6.750%, 06/01/16	1,755	1,805
HUB International Holdings
9.000%, 12/15/14 (A)	2,490	2,446
Icahn Enterprises
8.000%, 01/15/18	2,500	2,550
7.750%, 01/15/16	4,500	4,641
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (C)	800	480
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	1,772
ING Groep
5.775%, 12/29/49 (C)	4,050	2,713
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,386
Jefferies Group
8.500%, 07/15/19	1,400	1,302
Kennedy-Wilson
8.750%, 04/01/19 (A)	3,800	3,677

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	$1,530	$1,270
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium Escrow
7.625%, 11/15/26 (B)	200	—
MPT Operating Partnership‡
6.875%, 05/01/21	4,095	4,054
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,401
Norcraft
10.500%, 12/15/15	1,560	1,404
Nuveen Investments
10.500%, 11/15/15	11,490	10,973
10.500%, 11/15/15 (A)	520	491
Offshore Group Investments
11.500%, 08/01/15	3,930	4,215
Ohio Casualty
7.300%, 06/15/14	1,050	1,123
Omega Healthcare Investors‡
7.500%, 02/15/20	3,505	3,636
Ono Finance II
10.875%, 07/15/19 (A)	2,596	2,155
PHH
9.250%, 03/01/16	1,295	1,334
PNC Preferred Funding Trust II
6.181%, 03/29/49 (A) (C)	5,640	4,174
Regions Bank
7.500%, 05/15/18	500	480
Regions Financial
5.750%, 06/15/15	520	497
Regions Financing Trust II
6.625%, 05/15/47 (C)	2,405	1,924
RESPARCS Funding I MTN
8.000%, 12/29/49	830	183
Sabra Health Care‡
8.125%, 11/01/18	4,125	4,048
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,065	2,958
4.179%, 02/01/14 (A) (C)	275	247
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	2,215	2,132
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,341
Tops Holdings
10.125%, 10/15/15	1,430	1,476
USB Realty
6.091%, 12/29/49 (A) (C)	3,600	2,502
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,547
XL Capital
6.500%, 12/31/49 (C)	2,615	2,027

		173,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 4.4%
Acadia Healthcare
12.875%, 11/01/18 (A)	$2,600	$2,561
Alere
9.000%, 05/15/16	5,045	4,969
Biomet
10.000%, 10/15/17	8,125	8,755
Biomet PIK
10.375%, 10/15/17	7,015	7,524
BioScrip
10.250%, 10/01/15	4,985	4,885
Community Health Systems
8.875%, 07/15/15	2,123	2,181
DaVita
6.625%, 11/01/20	1,350	1,326
6.375%, 11/01/18	2,070	2,034
Emdeon
11.000%, 12/31/19 (A)	1,475	1,519
Endo Pharmaceuticals Holdings
7.250%, 01/15/22 (A)	2,100	2,158
7.000%, 07/15/19 (A)	3,470	3,557
HCA
9.875%, 02/15/17	110	119
8.500%, 04/15/19	2,640	2,851
HCA Holdings
7.750%, 05/15/21	4,820	4,736
Health Management Associates
7.375%, 01/15/20 (A)	3,095	3,114
6.125%, 04/15/16	1,290	1,313
HealthSouth
8.125%, 02/15/20	3,210	3,138
7.750%, 09/15/22	890	863
7.250%, 10/01/18	610	594
inVentiv Health
10.000%, 08/15/18 (A)	1,300	1,232
Kindred Healthcare
8.250%, 06/01/19	4,935	4,096
Mylan
7.875%, 07/15/20 (A)	1,950	2,077
7.625%, 07/15/17 (A)	4,100	4,356
6.000%, 11/15/18 (A)	1,085	1,082
Select Medical
7.625%, 02/01/15	3,450	3,200
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,636	1,619
Tenet Healthcare
9.250%, 02/01/15	1,195	1,235
8.875%, 07/01/19	265	289
8.000%, 08/01/20	1,445	1,402
6.250%, 11/01/18 (A)	1,845	1,817
United Surgical Partners International
8.875%, 05/01/17	105	104
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,174

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	95

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Health Services
7.000%, 10/01/18	$2,500	$2,513

		86,393

Industrials — 8.9%
ACCO Brands
7.625%, 08/15/15	605	618
Accuride
9.500%, 08/01/18	3,080	2,899
ACL I
10.625%, 02/15/16 (A)	2,537	2,029
Actuant
6.875%, 06/15/17	2,575	2,601
Aircastle
9.750%, 08/01/18	895	936
Alion Science and Technology
10.250%, 02/01/15	1,405	836
Alion Science and Technology PIK
12.000%, 11/01/14	2,091	1,892
Alliant Techsystems
6.750%, 04/01/16	3,790	3,856
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/21	1,100	1,056
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,543	3,516
Amsted Industries
8.125%, 03/15/18 (A)	870	905
ARD Finance PIK
11.125%, 06/01/18 (A)	3,206	2,821
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,690	1,673
Associated Materials LLC
9.125%, 11/01/17	2,385	2,018
Atkore International
9.875%, 01/01/18	2,325	2,261
AWAS Aviation Capital
7.000%, 10/17/16 (A)	1,076	1,076
Baker & Taylor
11.500%, 07/01/13 (A)	1,170	914
BE Aerospace
8.500%, 07/01/18	650	702
Belden
9.250%, 06/15/19	760	798
Berry Plastics
10.250%, 03/01/16	825	759
9.750%, 01/15/21	3,365	3,214
Boart Longyear Management
7.000%, 04/01/21 (A)	500	495
Building Materials Corp of America
6.875%, 08/15/18 (A)	2,360	2,372
6.750%, 05/01/21 (A)	700	697
BWAY Holding
10.000%, 06/15/18	1,390	1,453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Case New Holland
7.875%, 12/01/17	$1,065	$1,166
Casella Waste Systems
11.000%, 07/15/14	30	32
7.750%, 02/15/19	1,490	1,449
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	3,138	2,134
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,163
11.500%, 04/01/18 (A)	2,500	2,238
8.375%, 12/01/17 (A)	1,000	940
Clean Harbors
7.625%, 08/15/16	662	698
Coleman Cable
9.000%, 02/15/18	2,845	2,845
Columbus McKinnon
7.875%, 02/01/19	300	303
CPM Holdings
10.625%, 09/01/14	1,250	1,330
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,380	1,435
Delta Air Lines
12.250%, 03/15/15 (A)	3,905	4,139
Esterline Technologies
7.000%, 08/01/20	1,755	1,816
Florida East Coast Railway
8.125%, 02/01/17	750	747
FTI Consulting
6.750%, 10/01/20	1,500	1,513
General Cable
7.125%, 04/01/17	910	903
Geo Group
7.750%, 10/15/17	1,355	1,426
6.625%, 02/15/21	75	74
Graham Packaging
9.875%, 10/15/14	305	309
Graphic Packaging International
7.875%, 10/01/18	2,370	2,524
Great Lakes Dredge & Dock
7.375%, 02/01/19	1,190	1,151
Griffon
7.125%, 04/01/18	1,975	1,906
7.125%, 04/01/18 (A)	130	125
Huntington Ingalls Industries
7.125%, 03/15/21 (A)	600	588
6.875%, 03/15/18 (A)	600	588
Interface
7.625%, 12/01/18	1,015	1,056
Interline Brands
7.000%, 11/15/18	2,606	2,684
International Lease Finance
8.750%, 03/15/17	2,975	2,997
8.625%, 09/15/15	1,595	1,591
8.250%, 12/15/20	520	517

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 05/15/19	$165	$147
5.750%, 05/15/16	230	208
International Wire Group Holdings
9.750%, 04/15/15 (A)	1,105	1,122
Iron Mountain
8.750%, 07/15/18	1,140	1,174
8.375%, 08/15/21	2,315	2,431
7.750%, 10/01/19	2,625	2,710
Kansas City Southern de Mexico
8.000%, 02/01/18	910	992
6.125%, 06/15/21	460	472
Kratos Defense & Security Solutions
10.000%, 06/01/17	4,235	4,267
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,800	3,819
Manitowoc
9.500%, 02/15/18	1,960	2,024
8.500%, 11/01/20	880	898
Marquette Transportation
10.875%, 01/15/17	1,100	1,078
Masco
7.125%, 03/15/20	115	114
Masonite International
8.250%, 04/15/21 (A)	1,335	1,255
Meritor
10.625%, 03/15/18	1,000	946
8.125%, 09/15/15	1,295	1,146
Midwest Vanadium
11.500%, 02/15/18 (A)	1,350	972
Mobile Mini
7.875%, 12/01/20	1,190	1,190
Mueller Water Products
8.750%, 09/01/20	510	541
7.375%, 06/01/17	1,455	1,275
Nortek
8.500%, 04/15/21 (A)	1,510	1,242
NXP BV
10.000%, 07/15/13 (A)	598	648
9.750%, 08/01/18 (A)	3,850	4,187
Old AII
10.000%, 12/15/16 (B)	1,675	—
Old AII PIK
9.000%, 12/15/14 (B)	950	—
Oshkosh
8.500%, 03/01/20	1,425	1,432
8.250%, 03/01/17	1,725	1,738
Packaging Dynamics
8.750%, 02/01/16 (A)	1,724	1,707
Ply Gem Industries
13.125%, 07/15/14	1,290	1,226
8.250%, 02/15/18	885	754
Polymer Group
7.750%, 02/01/19 (A)	1,890	1,914
Polypore International
7.500%, 11/15/17	2,595	2,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pregis
12.375%, 10/15/13	$4,311	$4,009
Quality Distribution LLC
9.875%, 11/01/18	4,770	4,782
Quebecor Escrow (B)
0.000%, 11/15/13	1,800	23
0.000%, 03/15/16	2,175	28
RailAmerica
9.250%, 07/01/17	1,004	1,094
RBS Global
8.500%, 05/01/18	2,820	2,891
Sequa
11.750%, 12/01/15 (A)	4,065	4,299
Sequa PIK
13.500%, 12/01/15 (A)	500	534
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,206
Swift Services Holdings
10.000%, 11/15/18	475	494
Swift Transportation LLC
12.500%, 05/15/17 (A)	590	625
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,467	3,194
Tempel Steel
12.000%, 08/15/16 (A)	1,100	1,034
Terex
8.000%, 11/15/17	1,195	1,162
Thermadyne Holdings
9.000%, 12/15/17	1,800	1,800
Titan International
7.875%, 10/01/17	4,335	4,503
Trimas
9.750%, 12/15/17	1,020	1,086
United Maritime Group LLC
11.750%, 06/15/15	4,400	4,444
USG
9.750%, 08/01/14 (A)	1,215	1,215
8.375%, 10/15/18 (A)	1,535	1,355
6.300%, 11/15/16	1,975	1,496
WCA Waste
7.500%, 06/15/19 (A)	1,000	965

		175,312

Information Technology — 4.2%
Advanced Micro Devices
7.750%, 08/01/20	2,040	2,050
Amkor Technology
7.375%, 05/01/18	2,390	2,378
Aspect Software
10.625%, 05/15/17	4,680	4,750
Audatex North America
6.750%, 06/15/18 (A)	1,180	1,189
Brocade Communications Systems
6.625%, 01/15/18	480	499

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	97

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cardtronics
8.250%, 09/01/18	$2,265	$2,452
CDW LLC
12.535%, 10/12/17	1,845	1,827
8.250%, 12/15/18 (A)	2,800	2,856
Compucom Systems
12.500%, 10/01/15 (A)	6,025	6,146
Eagle Parent
8.625%, 05/01/19 (A)	2,790	2,588
Fidelity National Information Services
7.875%, 07/15/20	970	1,028
7.625%, 07/15/17	1,630	1,728
First Data
12.625%, 01/15/21 (A)	2,362	1,949
11.250%, 03/31/16	4,530	3,692
8.875%, 08/15/20 (A)	625	625
8.250%, 01/15/21 (A)	1,144	990
7.375%, 06/15/19 (A)	870	818
First Data PIK
10.550%, 09/24/15	4,845	4,409
8.750%, 01/15/22 (A)	1,387	1,165
Freescale Semiconductor
10.125%, 03/15/18 (A)	30	32
9.250%, 04/15/18 (A)	6,205	6,469
8.050%, 02/01/20	680	615
iGate
9.000%, 05/01/16 (A)	9,130	9,130
Lawson Software
11.500%, 07/15/18 (A)	1,000	953
MagnaChip Semiconductor
10.500%, 04/15/18	2,400	2,454
Mantech International
7.250%, 04/15/18	700	717
MEMC Electronic Materials
7.750%, 04/01/19	765	601
Seagate HDD Cayman
7.750%, 12/15/18 (A)	1,415	1,457
Sensata Technologies
6.500%, 05/15/19 (A)	3,343	3,242
Spansion LLC
7.875%, 11/15/17 (A)	1,555	1,493
SSI Investments II
11.125%, 06/01/18	1,020	1,068
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,266
Stratus Technologies Bermuda
12.000%, 03/29/15	2,512	2,248
Stream Global Services
11.250%, 10/01/14	400	408
SunGard Data Systems
10.250%, 08/15/15	3,980	4,099
7.375%, 11/15/18	975	960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unisys
12.750%, 10/15/14 (A)	$1,128	$1,276

		82,627

Materials — 4.6%
AK Steel
7.625%, 05/15/20	1,875	1,706
Aleris International
7.625%, 02/15/18	1,190	1,142
APERAM
7.750%, 04/01/18 (A)	1,230	1,052
Ashland
9.125%, 06/01/17	2,565	2,847
Boise Paper Holdings LLC
9.000%, 11/01/17	1,670	1,795
Celanese US Holdings LLC
6.625%, 10/15/18	750	784
Cemex
9.000%, 01/11/18 (A)	1,900	1,378
CF Industries
7.125%, 05/01/20	1,000	1,178
6.875%, 05/01/18	3,145	3,613
Chemtura
7.875%, 09/01/18	2,300	2,352
Clearwater Paper
10.625%, 06/15/16	855	949
7.125%, 11/01/18	255	264
Domtar
10.750%, 06/01/17	1,500	1,886
9.500%, 08/01/16	250	298
FMG Resources (A)
8.250%, 11/01/19	615	603
7.000%, 11/01/15	1,455	1,408
6.875%, 02/01/18	1,075	986
Georgia-Pacific
8.000%, 01/15/24	1,680	2,121
Headwaters
7.625%, 04/01/19	1,435	1,223
Hexion US Finance
9.000%, 11/15/20	1,480	1,162
8.875%, 02/01/18	2,875	2,595
Huntsman International LLC
8.625%, 03/15/20	535	543
8.625%, 03/15/21	670	680
5.500%, 06/30/16	755	721
Ineos Finance
9.000%, 05/15/15 (A)	325	327
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	3,010	2,348
JMC Steel Group
8.250%, 03/15/18 (A)	1,425	1,340
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	1,760	1,593

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	$1,645	$1,653
Lyondell Chemical
8.000%, 11/01/17	791	858
LyondellBasell Industries
6.000%, 11/15/21 (A)	810	826
MacDermid
9.500%, 04/15/17 (A)	1,820	1,738
Millar Western Forest Products
8.500%, 04/01/21 (A)	1,145	870
Mirabela Nickel
8.750%, 04/15/18 (A)	1,055	939
Momentive Performance Materials
9.000%, 01/15/21	2,900	2,066
Momentive PIK
11.000%, 06/04/17 (F) (G)	2,427	1,735
Neenah Foundry PIK
15.000%, 07/29/15	122	119
NewPage
11.375%, 12/31/14 (B)	480	335
Nexeo Solutions LLC
8.375%, 03/01/18 (A)	1,979	1,934
Noranda Aluminum Acquisition PIK
4.659%, 05/15/15 (C)	2,173	1,999
Nova Chemicals
8.625%, 11/01/19	390	425
Novelis
8.750%, 12/15/20	1,100	1,161
8.375%, 12/15/17	3,570	3,713
PH Glatfelter
7.125%, 05/01/16	1,290	1,332
PolyOne
7.375%, 09/15/20	395	403
Rain CII Carbon LLC
8.000%, 12/01/18 (A)	390	373
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	1,752
Rhodia
6.875%, 09/15/20 (A)	2,605	2,911
Ryerson
12.000%, 11/01/15	1,725	1,729
Scotts Miracle-Gro
7.250%, 01/15/18	385	400
Sealed Air
8.375%, 09/15/21 (A)	3,435	3,667
8.125%, 09/15/19 (A)	3,175	3,366
Solutia
8.750%, 11/01/17	1,685	1,820
7.875%, 03/15/20	1,000	1,065
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,982
SunCoke Energy
7.625%, 08/01/19 (A)	3,040	2,979
Verso Paper Holdings LLC
8.750%, 02/01/19	1,060	689

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vertellus Specialties
9.375%, 10/01/15 (A)	$5,765	$4,353
Vulcan Materials
7.500%, 06/15/21	305	301
6.500%, 12/01/16	305	295

		90,682

Telecommunication Services — 10.6%
Affinion Group
11.500%, 10/15/15	2,550	2,219
7.875%, 12/15/18	3,895	3,243
American Media
11.500%, 12/15/17 (A)	668	608
Avaya
9.750%, 11/01/15	1,725	1,350
7.000%, 04/01/19 (A)	3,640	3,258
Avaya PIK
10.125%, 11/01/15	3,246	2,564
CCH II LLC
13.500%, 11/30/16	500	576
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,649
7.875%, 04/30/18	2,190	2,269
7.375%, 06/01/20	915	915
7.250%, 10/30/17	190	194
7.000%, 01/15/19	2,070	2,083
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	4,382	2,837
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	4,459	4,537
Cincinnati Bell
8.375%, 10/15/20	1,725	1,678
Clear Channel Communications
9.000%, 03/01/21	2,255	1,860
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,950	3,105
Clearwire Communications LLC
12.000%, 12/01/15 (A)	4,504	3,806
Cogent Communications Group
8.375%, 02/15/18 (A)	705	719
Columbus International
11.500%, 11/20/14 (A)	1,265	1,303
CommScope
8.250%, 01/15/19 (A)	1,270	1,226
Cricket Communications
7.750%, 10/15/20	2,075	1,629
Crown Castle International
9.000%, 01/15/15	1,005	1,093
CSC Holdings LLC
8.625%, 02/15/19	2,650	2,955
6.750%, 11/15/21 (A)	2,050	2,060
DCP LLC
10.750%, 08/15/15 (A)	3,000	2,475

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	99

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Digicel
12.000%, 04/01/14 (A)	$600	$665
8.250%, 09/01/17 (A)	4,214	4,151
Digicel Group
10.500%, 04/15/18 (A)	1,705	1,696
8.875%, 01/15/15 (A)	905	891
DISH DBS
7.875%, 09/01/19	4,455	4,722
7.125%, 02/01/16	2,960	3,041
6.750%, 06/01/21	910	887
EH Holding
7.625%, 06/15/21 (A)	2,489	2,445
6.500%, 06/15/19 (A)	630	616
Frontier Communications
8.500%, 04/15/20	45	43
6.625%, 03/15/15	1,100	1,064
GCI
8.625%, 11/15/19	1,135	1,186
6.750%, 06/01/21	1,500	1,436
GXS Worldwide
9.750%, 06/15/15	7,640	7,048
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (A)	1,750	1,120
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,505
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,660	1,469
Intelsat Bermuda
11.250%, 06/15/16	3,012	3,133
Intelsat Jackson Holdings
7.250%, 04/01/19 (A)	740	722
7.250%, 10/15/20 (A)	1,415	1,348
Intelsat Luxembourg
11.250%, 02/04/17	3,610	3,321
Intelsat Luxembourg PIK
11.500%, 02/04/17	4,032	3,700
11.500%, 02/04/17 (A)	4,092	3,754
inVentiv Health
10.000%, 08/15/18 (A)	3,445	3,264
iPCS PIK
3.679%, 05/01/14 (C)	116	99
ITC Deltacom
10.500%, 04/01/16	805	830
Kabel BW Erste Beteiligungs
7.500%, 03/15/19 (A)	2,000	2,000
Level 3 Communications
11.875%, 02/01/19	1,975	2,044
Level 3 Financing
10.000%, 02/01/18	3,455	3,541
9.375%, 04/01/19	1,280	1,293
8.125%, 07/01/19 (A)	1,075	1,016
4.202%, 02/15/15 (C)	1,500	1,341
Liberty Interactive LLC
8.250%, 02/01/30	2,240	2,167

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lucent Technologies
6.450%, 03/15/29	$2,010	$1,447
MetroPCS Wireless
7.875%, 09/01/18	1,400	1,351
Nexstar/Mission Broadcast
8.875%, 04/15/17	2,100	2,121
Nielsen Finance LLC
7.750%, 10/15/18	2,070	2,189
NII Capital
10.000%, 08/15/16	1,125	1,277
7.625%, 04/01/21	690	700
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,232
PAETEC Holding
9.875%, 12/01/18	2,230	2,414
8.875%, 06/30/17	845	913
Sable International Finance MTN
7.750%, 02/15/17 (A)	1,690	1,644
Satmex Escrow
9.500%, 05/15/17	690	697
SBA Telecommunications
8.250%, 08/15/19	680	732
Sinclair Television Group
9.250%, 11/01/17 (A)	895	960
8.375%, 10/15/18	2,820	2,855
Sprint Capital
8.750%, 03/15/32	6,845	5,322
6.900%, 05/01/19	420	324
Sprint Nextel
11.500%, 11/15/21 (A)	2,125	2,003
9.000%, 11/15/18 (A)	3,540	3,567
8.375%, 08/15/17	1,330	1,140
Syniverse Holdings
9.125%, 01/15/19	1,670	1,712
Telcordia Technologies
11.000%, 05/01/18 (A)	10,690	13,309
Telesat Canada
12.500%, 11/01/17	935	1,036
Trilogy International
10.250%, 08/15/16 (A)	95	88
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	3,826
UPCB Finance III
6.625%, 07/01/20 (A)	1,720	1,643
UPCB Finance V
7.250%, 11/15/21 (A)	2,235	2,179
Videotron Ltee
9.125%, 04/15/18	700	768
Virgin Media Finance
9.500%, 08/15/16	750	821
8.375%, 10/15/19	750	803
Visant
10.000%, 10/01/17	2,435	2,240

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

West
7.875%, 01/15/19	$1,380	$1,380
Wind Acquisition Finance
11.750%, 07/15/17 (A)	5,928	5,112
7.250%, 02/15/18 (A)	765	667
Windstream
8.125%, 09/01/18	685	699
7.750%, 10/01/21	745	734
7.500%, 04/01/23	1,215	1,142
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	4,530	5,119
7.625%, 11/01/18 (A)	5,180	5,335
Zayo Group LLC
10.250%, 03/15/17	2,285	2,425

		207,695

Utilities — 1.9%
AES
9.750%, 04/15/16	1,530	1,729
Calpine (A)
7.875%, 07/31/20	3,503	3,634
7.875%, 01/15/23	595	614
7.500%, 02/15/21	3,778	3,854
7.250%, 10/15/17	455	464
Dynegy Holdings LLC
7.750%, 06/01/19 (B)	1,050	730
Elwood Energy LLC
8.159%, 07/05/26	842	824
Energy Future Holdings
10.000%, 01/15/20	585	600
GenOn Americas Generation LLC
8.500%, 10/01/21	1,650	1,518
GenOn Energy
9.875%, 10/15/20	665	660
9.500%, 10/15/18	710	717
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,378
NRG Energy
8.250%, 09/01/20	435	428
7.875%, 05/15/21 (A)	1,550	1,473
7.625%, 01/15/18	1,200	1,182
7.625%, 05/15/19 (A)	1,000	955
7.375%, 01/15/17	225	234
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	2,079
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,280
Puget Sound Energy, Ser A
6.974%, 06/01/67 (C)	1,035	1,024
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,880	1,788
7.500%, 11/30/16	8,450	8,376

		37,541

Total Corporate Obligations (Cost $1,607,829) ($ Thousands)		1,580,201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 6.7%

Other Asset-Backed Securities — 6.7%
ACAS, Ser 2007-1A, Cl A1J
0.719%, 04/20/21 (A) (C)	$6,476	$5,343
ARES CLO, Ser 2006-5RA, Cl D
2.406%, 02/24/18 (A) (C)	1,374	927
CIFC Funding, Ser 2007-3A, Cl B
1.670%, 07/26/21 (A) (C)	2,700	2,006
CIT CLO, Ser 2007-1A, Cl D
2.351%, 06/20/21 (A) (C)	3,000	2,047
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.355%, 12/22/20 (C)	2,614	1,529
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
2.127%, 03/01/21 (A) (C)	2,215	1,285
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.527%, 03/01/21 (A) (C)	3,487	2,005
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.344%, 05/10/21 (C)	2,215	1,229
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.316%, 04/23/21 (A) (C)	2,024	1,478
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.927%, 11/15/20 (A) (C)	4,163	3,497
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.057%, 11/15/20 (A) (C)	915	595
Genesis CLO, Ser 2007-2A
9.391%, 01/10/16 (A) (C)	3,753	2,890
Grayson CLO, Ser 2006-1A, Cl B
1.129%, 11/01/21 (A) (C)	5,866	3,461
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.153%, 04/17/21 (A) (C)	2,614	1,670
Jasper CLO, Ser 2005-1A, Cl B
1.009%, 08/01/17 (A) (C)	2,228	1,671
Lightpoint CLO, Ser 2007-7A, Cl D
4.457%, 05/15/21 (A) (C)	3,284	1,950
Newstar Trust, Ser 2007-1A, Cl A1
0.763%, 09/30/22 (A) (C)	9,223	8,255
Red River CLO, Ser 2006-1A, Cl C
1.149%, 07/27/18 (C)	7,544	4,866
Red River CLO, Ser 2006-1A, Cl D
2.079%, 07/27/18 (C)	5,530	2,986
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.729%, 08/01/21 (A) (C)	15,787	13,063
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.929%, 08/01/21 (A) (C)	16,434	10,518

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	101

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2006-1A, Cl A2L
1.079%, 08/01/21 (A) (C)	$3,759	$2,218
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.679%, 08/01/24 (A) (C)	65,088	50,769
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.928%, 01/29/20 (A) (C)	2,909	2,662
Westwood CDO, Ser 2007-2A, Cl D
2.218%, 04/25/22 (A) (C)	3,693	2,234

Total Collateralized Debt Obligations (Cost $136,021) ($ Thousands)		131,154

LOAN PARTICIPATIONS — 5.5%
99 Cents Only Stores Bridge Loan (Unfunded)
0.000%, 04/06/12 (I)	3,000	—
Alliance Laundry
6.250%, 09/23/16	1,693	1,685
Asurion LLC 1st Lien
5.500%, 06/10/18	1,455	1,402
Asurion LLC 2nd Lien
9.000%, 05/20/19	3,600	3,458
Attachmate WRQ Term Loan B
6.500%, 02/25/17	1,750	1,703
Awas Finance
5.250%, 05/30/16	2,852	2,819
Brock Holdings III 2nd Lien
10.000%, 03/16/18	460	423
Central Parking
2.400%, 05/22/14	616	533
Central Parking 1st Lien Term Loan
2.813%, 05/22/14	1,697	1,468
Claire’s Stores
3.178%, 05/29/14	135	116
3.000%, 05/29/14	643	552
Claire’s Stores Lien 1
3.178%, 05/29/14	33	28
3.000%, 05/29/14	157	135
Clear Channel
3.910%, 01/29/16	2,450	1,823
Clearchannel Term B Loan
0.000%, 01/29/16 (I)	520	387
Cristal Inorganic Chemicals US
6.119%, 11/15/14	2,500	2,448
Dex Media West LLC
7.250%, 10/24/14	431	248
7.000%, 10/24/14	569	327
Dynegy Midwest Generation, LLC Lien 1
0.000%, 08/05/16 (I)	2,510	2,506
Dynegy Power 1st Lien
9.250%, 08/05/16	725	730

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
3.007%, 09/24/14	$1,662	$1,471
First Data Dollar Term Loan
4.257%, 03/24/18	1,504	1,256
First Data, Ser B-1
3.017%, 09/24/14	1,000	885
Gambro Aktiebolag
4.969%, 12/05/15	665	653
4.494%, 06/06/16	649	635
Guitar Center Extended Term Loan
5.620%, 04/09/17	3,086	2,704
Harbinger
10.000%, 01/28/12	5,128	5,128
Harrah’s Operating
9.500%, 10/31/16	2,948	2,904
3.418%, 01/28/15	1,545	1,318
3.369%, 01/28/15	7	6
3.324%, 01/28/15	13	11
Inc Research
7.000%, 07/12/18	1,112	1,083
Ineos US Finance LLC
8.001%, 12/16/14	1,038	1,043
7.500%, 12/16/13	907	908
Infor Global Enterprise Solutions
6.510%, 03/02/14	210	171
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	1,073	876
Infor Global Solutions
8.250%, 08/29/14	4,946	2,516
Infor Global Solutions Intermediate Holdings
6.510%, 03/02/14	2,217	1,809
Infor Global Solutions Tranche B-2
7.250%, 07/28/15	2,000	1,873
Intelsat Jackson Holdings
2.905%, 02/01/14	2,400	2,226
Kalispel Tribal Economic Authority
7.500%, 01/31/17	3,242	2,983
Lawson Software
6.750%, 07/05/17	1,000	974
Medical Card Term Loan
12.000%, 09/15/15	2,026	1,671
Merrill Communications LLC
7.500%, 12/24/12	1,400	1,343
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	325	—
MGM Mirage
7.000%, 02/21/14	1,489	1,445
NCO Group
8.000%, 05/15/13	2,607	2,583
Nelson Education
2.869%, 07/05/14	1,466	1,163
Nuveen Investments
12.500%, 07/31/15	1,110	1,145

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nuveen Investments 1st Lien
0.000%, 05/13/17 (I)	$2,165	$2,119
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,230	2,219
PPDI Bridge Loan (Unfunded)
0.000%, 04/02/12 (I)	3,000	—
PQ
6.760%, 06/14/14	1,450	1,273
Realogy
13.500%, 10/15/17	1,140	1,115
4.691%, 10/10/13	850	786
Rite Aid Lien 1
4.500%, 02/17/18	2,430	2,288
Shield Finance
7.750%, 06/15/16	2,888	2,859
Simmons Holdco, Unsecured Term Loan (Escrow)
0.000%, 02/15/12 (I)	1,697	—
SpringLeaf Financial
5.500%, 04/28/17	2,170	1,881
Summit Material
6.500%, 12/03/15	1,787	1,753
Sun Healthcare
7.500%, 09/23/16	2,938	2,137
Superior Energy Bridge Loan (Unfunded)
0.000%, 04/30/12 (I)	2,000	—
Targa Resources
3.260%, 02/09/15	1,555	1,555
Texas Competitive Electric
3.688%, 10/10/14	7	5
Texas Competitive Electric Holdings Extended Term Loan
4.772%, 10/10/17	2	1
4.748%, 10/10/17	4,318	2,811
Texas Competitive Electric Holdings Term Loan
3.748%, 10/10/14	6,759	4,900
Texas Competitive Electrical Holdings Term Loan B
0.000%, 10/10/14 (I)	1,700	1,232
Texas Competive Non-Extended Term Loan
3.808%, 10/10/14	137	99
3.748%, 10/10/14	1	—
The Telx Group Lien 1
7.750%, 09/22/17	1,000	992
Tronox
7.000%, 10/14/15	1,697	1,695
Vertafore
9.750%, 10/27/17	780	757
Walter Investment Management
7.750%, 06/30/16	3,500	3,482
Web.com Group Term Loan
7.000%, 10/27/17	2,000	1,765

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wide Open West Finance
6.505%, 06/27/15	$3,292	$2,926
Zuffa
7.500%, 06/19/15	1,764	1,740

Total Loan Participations (Cost $111,282) ($ Thousands)		107,964

ASSET-BACKED SECURITIES — 0.4%

Other Asset-Backed Securities — 0.4%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.799%, 03/15/19 (C)	2,108	$1,307
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/41 (A)	1,562	1,619
Commercial Industrial Finance, Ser 2006-1BA, Cl B1L
1.955%, 12/22/20 (A) (C)	4,041	2,526
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
5.000%, 01/15/19 (A) (C)	3,567	2,889

Total Asset-Backed Securities (Cost $8,198) ($ Thousands)		8,341

MUNICIPAL BONDS — 0.7%
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	2,780	1,955
5.125%, 06/01/47	2,255	1,444
4.500%, 06/01/27	455	360
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/34	3,695	2,523
Ohio State, Tobacco Settlement, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/24	260	202
5.125%, 06/01/24	765	578
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	8,445	5,810

Total Municipal Bonds (Cost $12,209) ($ Thousands)		12,872

AUCTION RATE PREFERRED SECURITIES — 0.5%
BlackRock Municipal Income Quality Trust (C)	14,500	1,349
BlackRock Municipal Income Trust (C)	27,000	2,511
BlackRock MuniVest Fund II (C)	9,250	860
Invesco Insured Municipal Income Trust	25,000	2,175

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	103

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Invesco Van Kampen Senior Income Trust	25,000	$2,250

Total Auction Rate Preferred Securities (Cost $8,692) ($ Thousands)		9,145

PREFERRED STOCK — 0.4%
Ally Financial, 7.00% (A) (C)	44	6,572
Dana Holding, 4.00% (A)	6	638
General Motors CV to 1.2626, 4.75%	6	201
GMAC Capital Trust I, 8.13% (C)	49	931

Total Preferred Stock (Cost $8,755) ($ Thousands)		8,342

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/13 (E)	$965	912
Liberty Media LLC CV to 16.7764
3.750%, 02/15/30	3,680	1,895
Liberty Media LLC CV to 22.94686
4.000%, 11/15/29	2,025	1,063
Mirant CV to 14.7167
2.500%, 06/15/21 (B)	1,950	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	2,070	1,997
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	369	428

Total Convertible Bonds (Cost $6,528) ($ Thousands)		6,299

Description	Number of Warrants/Shares	Market Value ($ Thousands)

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17*	2,025	$—
CUI Acquisition††*	46,959	2,965

Total Warrants (Cost $3,901) ($ Thousands)		2,965

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings* (A)	66,719	400
Core-Mark Holding	691	27
Dana Holdings*	70,421	877
Delta Air Lines*	2,369	19
Neenah Enterprises* (F) (G)	21,556	97
United Continental Holdings*	21	1
VSS AHC, Cl A* (F) (G) (H)	29,628	353

Total Common Stock (Cost $3,479) ($ Thousands)		1,774

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†**	106,103,261	106,103

Total Cash Equivalent (Cost $106,103) ($ Thousands)		106,103

Total Investments — 100.4% (Cost $2,012,997) ($ Thousands)		$1,975,160

The open swap agreements held by the Fund at November 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1	BUY	5.00	12/20/16	20,500	$76

For the period ended November 30, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,967,165 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

††	Expiration date unavailable.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security in default on interest payments.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2011. The coupon on a step bond changes on a specified date.

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2011 was $2,231 ($ Thousands) and represented 0.11% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2011 was $2,231 ($ Thousands) and represented 0.11% of Net Assets.

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

(H)	Securities considered restricted. The total value of such securities as of November 30, 2011 was $399 ($ Thousands) and represented 0.02% of Net Assets.

(I)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,569,978	$10,223	$1,580,201
Collateralized Debt Obligations	—	—	131,154	131,154
Loan Participations	—	93,227	14,737	107,964
Asset-Backed Securities	—	1,307	7,034	8,341
Municipal Bonds	—	12,872	—	12,872
Auction Rate Preferred Securities	—	—	9,145	9,145
Preferred Stock	839	7,503	—	8,342
Convertible Bonds	—	6,295	4	6,299
Warrants	—	—	2,965	2,965
Common Stock	924	400	450	1,774
Cash Equivalent	106,103	—	—	106,103

Total Investments in Securities	$107,866	$1,691,582	$175,712	$1,975,160

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$76	$—	$76

Total Other Financial Instruments	$—	$76	$—	$76

* Swaps are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Auction Rate Preferred Security	Investments in Convertible Bonds	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2011	$15,193	$122,852	$18,592	$5,066	$10,075	$4	$—	$860
Accrued discounts/premiums	(480)	1,140	14	7	—	—	—	—
Realized gain/(loss)	(6,890)	1,703	(169)	69	200	—	3,901	—
Change in unrealized appreciation/(depreciation)	3,876	(13,341)	(535)	131	45	—	(936)	(166)
Net purchases/sales	(2,937)	18,800	(2,531)	1,761	(1,175)	—	—	—
Net transfer into Level 3	3,393	—	323	—	—	—	—	—
Net transfer out of Level 3	(1,932)	—	(957)	—	—	—	—	(244)

Ending balance as of November 30, 2011	$10,223	$131,154	$14,737	$7,034	$9,145	$4	$2,965	$450

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(831)	$(12,290)	$(522)	$7	$127	$—	$(936)	$—

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	105

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.7%

Consumer Discretionary — 8.1%
CBS
7.875%, 07/30/30	$1,160	$1,449
Comcast
6.950%, 08/15/37	1,580	1,894
6.550%, 07/01/39	2,535	2,934
6.450%, 03/15/37	11,605	13,165
6.400%, 05/15/38	5,916	6,705
Comcast Cable Communications Holdings
9.455%, 11/15/22	5,200	7,204
COX Communications
8.375%, 03/01/39 (A)	5,175	6,820
6.950%, 06/01/38 (A)	4,883	5,521
CVS Caremark
6.250%, 06/01/27	2,290	2,680
6.125%, 09/15/39	7,205	8,016
5.750%, 05/15/41	6,225	6,836
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	9,359	11,226
DIRECTV Holdings
6.375%, 03/01/41	1,105	1,212
6.000%, 08/15/40	7,870	8,187
Grupo Televisa
6.625%, 01/15/40	1,290	1,391
Historic TW
6.625%, 05/15/29	2,645	2,988
Home Depot
5.950%, 04/01/41	8,711	10,368
5.875%, 12/16/36	875	1,015
5.400%, 09/15/40	5,791	6,385
Lowe’s MTN
7.110%, 05/15/37	1,402	1,791
5.125%, 11/15/41	5,155	5,301
McDonald’s MTN
6.300%, 03/01/38	6,145	8,076
4.875%, 07/15/40	1,940	2,209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBC Universal
6.400%, 04/30/40	$3,025	$3,466
5.950%, 04/01/41	13,301	14,491
News America
8.150%, 10/17/36	2,355	2,870
7.850%, 03/01/39	6,275	7,722
7.430%, 10/01/26	1,450	1,736
6.900%, 08/15/39	5,470	6,292
6.750%, 01/09/38	2,260	2,453
6.650%, 11/15/37	8,620	9,422
6.150%, 02/15/41	5,170	5,535
Target
7.000%, 01/15/38	2,070	2,684
6.650%, 08/01/28	700	871
TCI Communications
7.875%, 02/15/26	2,405	3,090
Time Warner
7.700%, 05/01/32	3,573	4,447
7.625%, 04/15/31	12,220	15,002
7.570%, 02/01/24	295	360
6.250%, 03/29/41	10,450	11,597
6.100%, 07/15/40	1,835	1,995
5.375%, 10/15/41	1,665	1,666
Time Warner Cable
8.750%, 02/14/19	3,500	4,409
7.300%, 07/01/38	1,867	2,235
6.750%, 06/15/39	3,830	4,355
5.875%, 11/15/40	5,280	5,416
5.500%, 09/01/41	3,000	2,981
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,527
Wal-Mart Stores
6.200%, 04/15/38	2,550	3,141
5.625%, 04/01/40	9,817	11,589
5.625%, 04/15/41	8,795	10,508
5.000%, 10/25/40	9,760	10,641
Yum! Brands
6.875%, 11/15/37	3,765	4,486

		286,360

Consumer Staples — 3.6%
Ahold Finance USA LLC
6.875%, 05/01/29	1,235	1,605
Altria Group
10.200%, 02/06/39	8,780	12,611
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	4,430	6,744
8.000%, 11/15/39	2,490	3,734
6.375%, 01/15/40	7,589	9,857
Diageo Capital
5.875%, 09/30/36	1,268	1,501
General Mills
5.400%, 06/15/40	1,090	1,262
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	9,923

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods
7.000%, 08/11/37	$1,370	$1,726
6.875%, 02/01/38	13,735	17,067
6.500%, 02/09/40	10,235	12,136
Lorillard Tobacco
7.000%, 08/04/41	1,300	1,301
Massachusetts Institute of Technology
5.600%, 07/01/11	5,700	7,365
PepsiCo
5.500%, 01/15/40	7,715	9,045
4.875%, 11/01/40	1,590	1,729
Philip Morris International
6.375%, 05/16/38	3,095	3,788
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	6,546
Procter & Gamble
8.000%, 09/01/24	3,000	4,331
Ralcorp Holdings
6.625%, 08/15/39	5,030	5,063
Safeway
4.750%, 12/01/21	1,680	1,676
Unilever Capital
5.900%, 11/15/32	1,325	1,675
University of Southern California
5.250%, 10/01/11	5,690	6,929

		127,614

Energy — 7.6%
Anadarko Finance
7.500%, 05/01/31	3,522	4,241
Apache
5.100%, 09/01/40	3,090	3,418
BG Energy Capital
5.125%, 10/15/41 (A)	1,700	1,762
BP Capital Markets
3.561%, 11/01/21	2,230	2,252
Canadian Natural Resources
6.750%, 02/01/39	2,360	2,994
6.250%, 03/15/38	3,000	3,634
Cenovus Energy
6.750%, 11/15/39	4,515	5,672
CenterPoint Energy Resources
6.250%, 02/01/37	1,525	1,786
Conoco Funding
7.250%, 10/15/31	880	1,197
6.950%, 04/15/29	2,390	3,162
ConocoPhillips
6.500%, 02/01/39	15,245	19,732
5.900%, 05/15/38	6,380	7,650
Devon Energy
5.600%, 07/15/41	6,415	7,257
Diamond Offshore Drilling
5.700%, 10/15/39	4,828	5,285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
6.500%, 02/01/38	$3,625	$4,156
5.150%, 11/15/41	1,370	1,337
ENI
5.700%, 10/01/40 (A)	5,550	5,556
Eni USA
7.300%, 11/15/27	2,100	2,653
Enterprise Products Operating LLC
6.650%, 10/15/34	2,910	3,333
5.700%, 02/15/42	11,657	12,278
Hess
7.875%, 10/01/29	5,113	6,624
6.000%, 01/15/40	4,704	5,285
5.600%, 02/15/41	4,865	5,169
Kinder Morgan Energy Partners
6.375%, 03/01/41	5,675	6,138
Marathon Oil
6.600%, 10/01/37	6,185	7,390
Marathon Petroleum
6.500%, 03/01/41 (A)	13,023	14,216
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	7,895	9,957
Noble Holding International
6.200%, 08/01/40	2,810	3,148
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,600	1,974
Petrobras International Finance
6.875%, 01/20/40	5,360	5,921
6.750%, 01/27/41	3,310	3,605
Petro-Canada
6.800%, 05/15/38	3,725	4,453
Petroleos Mexicanos
6.500%, 06/02/41	1,750	1,890
6.500%, 06/02/41 (A)	765	826
Rockies Express Pipeline LLC
6.875%, 04/15/40 (A)	2,850	2,567
Schlumberger Investment
3.300%, 09/14/21 (A)	2,225	2,247
Shell International Finance BV
5.500%, 03/25/40	2,600	3,141
Southern Natural Gas
7.350%, 02/15/31	870	1,026
Spectra Energy Capital LLC
7.500%, 09/15/38	1,913	2,441
6.750%, 02/15/32	3,000	3,433
Statoil
6.500%, 12/01/28 (A)	1,480	1,903
3.150%, 01/23/22	2,220	2,220
Suncor Energy
6.850%, 06/01/39	2,170	2,631
6.500%, 06/15/38	5,675	6,557
Sunoco Logistics Partners Operations
6.100%, 02/15/42	2,400	2,429

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	107

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Gas Pipeline
8.375%, 06/15/32	$8,555	$10,650
7.000%, 10/15/28	5,530	6,307
Texas Eastern Transmission
7.000%, 07/15/32	1,523	1,891
TransCanada PipeLines
7.625%, 01/15/39	2,500	3,463
7.250%, 08/15/38	3,100	4,070
6.100%, 06/01/40	3,710	4,574
Transcontinental Gas Pipeline LLC
7.250%, 12/01/26	2,250	2,829
5.400%, 08/15/41 (A)	880	935
Transocean
6.375%, 12/15/21	4,525	4,523
Valero Energy
10.500%, 03/15/39	4,129	5,970
6.625%, 06/15/37	3,220	3,376
6.125%, 02/01/20	3,007	3,279
Williams
8.750%, 03/15/32	222	300
7.875%, 09/01/21	2,592	3,271
7.750%, 06/15/31	2,939	3,666

		265,650

Financials — 21.5%
ABB Treasury Center USA
4.000%, 06/15/21 (A)	6,030	6,068
ACE INA Holdings
6.700%, 05/15/36	4,677	5,790
Aflac
6.900%, 12/17/39	8,565	8,990
6.450%, 08/15/40	2,510	2,525
Alta Wind Holdings
7.000%, 06/30/35 (A)	4,815	5,141
American Express
8.150%, 03/19/38	6,417	8,992
Assurant
6.750%, 02/15/34	4,465	4,599
Bank of America
6.500%, 09/15/37	5,015	4,114
6.000%, 10/15/36	600	500
5.750%, 12/01/17	5,750	5,245
5.650%, 05/01/18	20,005	17,609
5.625%, 10/14/16	5,755	5,320
5.000%, 05/13/21	3,145	2,663
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	4,687
Bank One Capital III
8.750%, 09/01/30	3,550	4,384
Bear Stearns
6.400%, 10/02/17	9,175	9,959
BHP Billiton Finance USA
3.250%, 11/21/21	5,020	5,050
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	7,974	8,342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BRE Properties‡
5.500%, 03/15/17	$750	$799
Camden Property Trust‡
4.625%, 06/15/21	3,425	3,369
Capital One Capital VI
8.875%, 05/15/40	4,000	4,022
CDP Financial
5.600%, 11/25/39 (A)	12,105	14,669
Chase Capital II
0.929%, 02/01/27 (B)	4,984	3,599
Chase Capital VI
1.054%, 08/01/28 (B)	2,695	1,962
Chubb
6.500%, 05/15/38	10,240	12,624
Citigroup
8.125%, 07/15/39	10,285	11,911
6.875%, 03/05/38	20,617	21,738
6.875%, 02/15/98	1,765	1,642
5.875%, 05/29/37	6,551	6,097
5.500%, 02/15/17	9,005	9,023
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,455
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (A)	12,855	13,695
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,077
Devon OEI Operating LLC
7.500%, 09/15/27	1,400	1,825
Discover Bank
8.700%, 11/18/19	6,275	7,010
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	18,191
First Union
7.575%, 08/01/26 (C)	4,920	5,738
FleetBoston Financial
6.875%, 01/15/28	3,250	2,831
FMR
6.500%, 12/14/40 (A)	1,000	1,059
General Electric Capital MTN
6.875%, 01/10/39	35,685	39,673
6.750%, 03/15/32	4,000	4,328
6.150%, 08/07/37	9,205	9,202
5.875%, 01/14/38	20,990	20,666
4.650%, 10/17/21	2,410	2,419
Goldman Sachs Group
7.500%, 02/15/19	251	268
6.750%, 10/01/37	28,130	25,029
6.250%, 02/01/41	21,438	19,345
5.950%, 01/15/27	2,650	2,458
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	7,650	9,512
Hartford Financial Services Group
6.100%, 10/01/41	4,400	3,784

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS MTN
6.750%, 05/21/18 (A)	$3,700	$2,954
HCP MTN‡
6.750%, 02/01/41	6,175	6,816
6.700%, 01/30/18	2,295	2,485
6.300%, 09/15/16	2,195	2,395
Health Care REIT‡
6.500%, 03/15/41	10,510	9,980
4.950%, 01/15/21	2,025	1,895
Healthcare Realty Trust‡
5.750%, 01/15/21	1,275	1,272
HSBC Finance
6.676%, 01/15/21	575	567
HSBC Holdings
6.800%, 06/01/38	2,185	2,155
6.500%, 09/15/37	12,005	11,440
6.100%, 01/14/42	1,650	1,734
5.100%, 04/05/21	4,581	4,732
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,530
6.750%, 09/01/16 (A)	3,700	3,719
Jefferies Group
8.500%, 07/15/19	2,650	2,465
6.875%, 04/15/21	1,768	1,494
6.250%, 01/15/36	160	120
JPMorgan Chase
6.400%, 05/15/38	8,901	10,089
6.300%, 04/23/19	3,775	4,173
5.600%, 07/15/41	11,535	12,116
4.625%, 05/10/21	1,700	1,694
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,462
JPMorgan Chase Capital XXV
6.800%, 10/01/37	220	221
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	2,180	2,175
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	4,798
Lincoln National
7.000%, 06/15/40	1,300	1,359
Lloyds TSB Bank
6.375%, 01/21/21	4,000	3,960
Macquarie Bank MTN
6.625%, 04/07/21 (A)	9,025	8,431
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	6,875	9,835
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,444
8.680%, 05/02/17 (B)	1,305	1,402
7.750%, 05/14/38	3,910	3,494
6.110%, 01/29/37	5,925	4,593
MetLife
6.400%, 12/15/36	3,290	2,989
6.375%, 06/15/34	555	610
5.875%, 02/06/41	2,660	2,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Life Insurance
7.800%, 11/01/25 (A)	$4,700	$5,930
Morgan Stanley MTN
7.300%, 05/13/19	5,945	5,855
6.625%, 04/01/18	15,560	14,644
5.625%, 09/23/19	15,625	13,648
5.500%, 01/26/20	5,798	5,110
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,435
National Australia Bank MTN
4.375%, 12/10/20 (A)	5,690	5,700
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	5,426	4,877
New York Life Insurance
6.750%, 11/15/39 (A)	15,100	18,497
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	8,730	9,893
PNC Funding
5.125%, 02/08/20	4,760	5,263
Power Receivables Finance
6.290%, 01/01/12 (A)	95	95
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,044
6.200%, 11/15/40	1,185	1,163
5.800%, 11/16/41	2,930	2,817
5.700%, 12/14/36	4,845	4,515
Prudential Holdings LLC
8.695%, 12/18/23 (A)	8,646	10,734
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,813
Raymond James Financial
8.600%, 08/15/19	1,655	1,954
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	6,046
Simon Property Group‡
10.350%, 04/01/19	1,995	2,707
6.750%, 02/01/40	9,388	11,523
SL Green Realty‡
5.000%, 08/15/18	4,000	3,797
State Street
7.350%, 06/15/26	6,155	7,858
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	10,000	12,179
Toyota Motor Credit MTN
3.400%, 09/15/21	4,480	4,532
Travelers
5.350%, 11/01/40	7,960	8,797
Ventas Realty‡
4.750%, 06/01/21	4,000	3,846
Wachovia Bank
6.600%, 01/15/38	12,110	13,210
5.850%, 02/01/37	5,420	5,490
WEA Finance LLC
6.750%, 09/02/19 (A)	4,775	5,241

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	109

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westpac Banking
4.875%, 11/19/19	$5,035	$5,235
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,349
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	4,250	4,123

		755,343

Health Care — 4.0%
Abbott Laboratories
5.300%, 05/27/40	3,375	3,828
Amgen
6.400%, 02/01/39	2,500	2,743
5.750%, 03/15/40	5,055	5,189
5.650%, 06/15/42	4,360	4,416
5.150%, 11/15/41	15,605	15,046
3.875%, 11/15/21	1,225	1,207
Aristotle Holding
6.125%, 11/15/41 (A)	8,130	8,453
AstraZeneca
6.450%, 09/15/37	5,500	7,094
Becton Dickinson
3.125%, 11/08/21	3,400	3,387
Boston Scientific
7.375%, 01/15/40	3,910	4,859
6.000%, 01/15/20	1,275	1,393
Celgene
5.700%, 10/15/40	5,625	6,094
GlaxoSmithKline Capital
6.375%, 05/15/38	4,780	6,121
Highmark
6.125%, 05/15/41 (A)	3,405	3,589
4.750%, 05/15/21 (A)	1,330	1,338
Johnson & Johnson
5.850%, 07/15/38	3,105	3,985
Mead Johnson Nutrition
5.900%, 11/01/39	2,060	2,388
Merck
6.550%, 09/15/37	970	1,305
5.850%, 06/30/39	7,370	9,078
Pfizer
7.200%, 03/15/39	7,135	10,012
Roche Holdings
7.000%, 03/01/39 (A)	13,325	18,413
UnitedHealth Group
6.625%, 11/15/37	4,355	5,376
4.625%, 11/15/41	2,500	2,493
Wellpoint
6.375%, 06/15/37	1,730	2,073
Wyeth
6.000%, 02/15/36	2,530	3,141
5.950%, 04/01/37	4,425	5,395

		138,416

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 4.1%
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/21	$1,200	$1,152
BAA Funding
4.875%, 07/15/21 (A)	5,570	5,646
BAE Systems
5.800%, 10/11/41 (A)	8,555	8,564
Boeing
6.875%, 03/15/39	741	1,016
6.625%, 02/15/38	1,000	1,330
5.875%, 02/15/40	5,085	6,203
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	3,066
6.200%, 08/15/36	5,100	6,321
6.150%, 05/01/37	1,500	1,848
5.650%, 05/01/17	2,830	3,242
Canadian Pacific Railway
5.750%, 01/15/42	2,470	2,410
Caterpillar
5.200%, 05/27/41	8,855	10,031
Continental Airlines
5.983%, 04/19/22	11,618	11,937
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/16	5,951	6,546
Deere
7.125%, 03/03/31	440	609
Delta Air Lines Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/19	1,370	1,473
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/18	1,387	1,442
Dover
5.375%, 03/01/41	1,325	1,634
Illinois Tool Works
4.875%, 09/15/41 (A)	610	674
Lockheed Martin
6.150%, 09/01/36	1,100	1,238
5.720%, 06/01/40	2,332	2,496
5.500%, 11/15/39	7,145	7,803
Meccanica Holdings USA
6.250%, 01/15/40 (A)	4,315	3,064
Norfolk Southern
6.000%, 03/15/05	5,503	6,175
6.000%, 05/23/11	10,289	11,443
5.900%, 06/15/19	4,395	5,291
Republic Services
6.200%, 03/01/40	90	107
5.700%, 05/15/41	3,150	3,545
Union Pacific
6.625%, 02/01/29	1,941	2,416
5.780%, 07/15/40	5,134	6,100

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Technologies
5.700%, 04/15/40	$8,100	$9,587
US Airways Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/23	2,000	1,880
Waste Management
7.000%, 07/15/28	60	75
6.125%, 11/30/39	3,590	4,361
4.600%, 03/01/21	4,280	4,572

		145,297

Information Technology — 2.6%
Applied Materials
5.850%, 06/15/41	6,637	7,401
Cisco Systems
5.900%, 02/15/39	2,450	2,919
5.500%, 01/15/40	6,560	7,461
Energizer Holdings
4.700%, 05/19/21 (A)	3,825	3,967
Fiserv
4.750%, 06/15/21	2,090	2,176
4.625%, 10/01/20	720	744
Hewlett-Packard
6.000%, 09/15/41	2,110	2,273
Intel
4.800%, 10/01/41	10,820	11,309
International Business Machines
6.220%, 08/01/27	3,345	4,297
5.875%, 11/29/32	440	546
5.600%, 11/30/39	5,145	6,235
Juniper Networks
5.950%, 03/15/41	7,150	7,569
Microsoft
5.300%, 02/08/41	4,975	5,993
Oracle
6.500%, 04/15/38	6,200	8,112
6.125%, 07/08/39	6,290	7,847
5.375%, 07/15/40 (A)	8,180	9,409

		88,258

Materials — 1.0%
Alcoa
5.950%, 02/01/37	2,700	2,427
ArcelorMittal
7.000%, 10/15/39	8,055	7,086
6.750%, 03/01/41	2,025	1,726
Dow Chemical
7.375%, 11/01/29	2,206	2,748
5.250%, 11/15/41	580	565
Newcrest Finance
5.750%, 11/15/41 (A)	5,000	4,799
Rio Tinto Finance USA
5.200%, 11/02/40	580	635

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rohm & Haas
7.850%, 07/15/29	$1,065	$1,328
Southern Copper
7.500%, 07/27/35	4,199	4,562
6.750%, 04/16/40	90	90
Teck Resources
6.250%, 07/15/41	4,285	4,658
Vale Overseas
6.875%, 11/10/39	3,520	3,862
Xstrata Canada Financial
6.000%, 11/15/41 (A)	850	817

		35,303

Telecommunication Services — 3.7%
Alltel
7.875%, 07/01/32	1,365	1,923
6.800%, 05/01/29	500	624
America Movil
6.125%, 03/30/40	1,500	1,647
AT&T
8.000%, 11/15/31	1,100	1,472
6.550%, 02/15/39	6,075	7,320
6.500%, 09/01/37	1,000	1,186
6.400%, 05/15/38	1,750	2,055
6.300%, 01/15/38	11,685	13,598
5.550%, 08/15/41	15,460	16,762
5.350%, 09/01/40	5,341	5,589
Bellsouth Capital Funding
7.120%, 07/15/97	3,928	4,662
BellSouth Telecommunications
7.000%, 12/01/95	4,567	5,419
British Telecommunications
9.875%, 12/15/30	3,890	5,398
CenturyLink
7.600%, 09/15/39	3,020	2,840
Deutsche Telekom International Finance BV
8.750%, 06/15/30	1,940	2,636
France Telecom
8.500%, 03/01/31	500	691
4.125%, 09/14/21	2,290	2,233
Koninklijke KPN
8.375%, 10/01/30	80	101
Motorola Solutions
7.500%, 05/15/25	1,060	1,230
Telecom Italia Capital
7.721%, 06/04/38	4,800	4,001
7.200%, 07/18/36	2,900	2,293
6.000%, 09/30/34	5,425	3,842
Telefonica Emisiones
7.045%, 06/20/36	5,675	5,101
Verizon Communications
7.350%, 04/01/39	5,660	7,483
6.400%, 02/15/38	8,933	10,720

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	111

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 04/01/37	$1,465	$1,721
6.000%, 04/01/41	5,160	6,072
4.750%, 11/01/41	6,220	6,228
4.600%, 04/01/21	2,490	2,696

		127,543

Utilities — 7.5%
AGL Capital
5.875%, 03/15/41	3,700	4,386
American Transmission Systems
5.250%, 01/15/22 (A)	1,135	1,226
Arizona Public Service
8.750%, 03/01/19	2,705	3,376
Black Hills Power
6.125%, 11/01/39	1,800	2,334
Bruce Mansfield Unit
6.850%, 06/01/34	2,492	2,674
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	613	643
Consolidated Edison of New York
6.750%, 04/01/38	2,470	3,397
6.300%, 08/15/37	1,440	1,874
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,856	2,071
Dominion Resources
5.250%, 08/01/33	2,500	2,766
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	6,302
5.300%, 02/15/40	5,585	6,655
Duke Energy Indiana
6.350%, 08/15/38	1,940	2,534
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,632
Enel Finance International
6.000%, 10/07/39 (A)	4,155	3,293
Entergy Louisiana LLC
4.800%, 05/01/21	3,500	3,841
Entergy Texas
7.125%, 02/01/19	1,725	2,085
Exelon Generation LLC
6.250%, 10/01/39	4,480	5,322
5.750%, 10/01/41	13,621	15,259
FirstEnergy, Ser C
7.375%, 11/15/31	8,105	9,504
Florida Power
6.350%, 09/15/37	2,650	3,495
Florida Power & Light
5.960%, 04/01/39	4,525	5,907
Georgia Power
5.950%, 02/01/39	3,850	4,831
5.400%, 06/01/40	8,980	10,524
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indianapolis Power & Light
6.050%, 10/01/36 (A)	$2,001	$2,348
4.875%, 11/01/41 (A)	2,970	2,985
Kansas City Power & Light
7.150%, 04/01/19	2,680	3,322
5.300%, 10/01/41	2,545	2,686
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	6,362
Kentucky Utilities
5.125%, 11/01/40	2,735	3,237
KeySpan Gas East
5.819%, 04/01/41 (A)	9,585	11,469
MidAmerican Energy MTN
5.800%, 10/15/36	1,150	1,336
Midamerican Energy Holdings
6.500%, 09/15/37	9,765	12,218
6.125%, 04/01/36	1,555	1,851
Nevada Power
6.750%, 07/01/37	350	466
NextEra Energy Capital Holdings
6.000%, 03/01/19	4,000	4,659
4.500%, 06/01/21	4,350	4,584
Nisource Finance
6.250%, 12/15/40	5,180	5,474
5.950%, 06/15/41	4,000	4,060
5.800%, 02/01/42	2,000	2,045
Oglethorpe Power
5.375%, 11/01/40	1,560	1,796
Oncor Electric Delivery LLC
5.250%, 09/30/40	4,975	5,581
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,612
6.050%, 03/01/34	4,110	4,939
5.800%, 03/01/37	3,051	3,598
4.500%, 12/15/41	1,600	1,579
Pennsylvania Electric
6.150%, 10/01/38	5,420	6,253
Progress Energy
7.050%, 03/15/19	4,500	5,512
Public Service of Colorado
6.250%, 09/01/37	2,200	2,951
4.750%, 08/15/41	2,400	2,697
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,660
Sempra Energy
6.000%, 10/15/39	3,720	4,472
Southern California Edison
6.050%, 03/15/39	7,050	9,305
Southern Union
8.250%, 11/15/29	3,075	3,698
Southwestern Electric Power
6.200%, 03/15/40	6,680	7,895
Texas-New Mexico Power
9.500%, 04/01/19 (A)	6,782	8,892

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Electric
8.450%, 03/15/39	$3,000	$4,823

		261,875

Total Corporate Obligations (Cost $2,077,403) ($ Thousands)		2,231,659

MUNICIPAL BONDS — 5.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,395	6,893
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	3,937
City of New York, Build America Project, GO Callable 10/01/20 @ 100
5.817%, 10/01/31	2,950	3,220
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/31	2,200	2,517
Commonwealth of Massachusetts, RB
5.731%, 06/01/40	880	1,104
Dallas Area Rapid Transit, Ser Senior Lien, RB, AMBAC
5.250%, 12/01/30	5,080	6,062
Dallas County Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	7,528	9,115
Dallas Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	3,975
Indianapolis Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	6,605	8,181
Los Angeles Unified School District, Build America Project, GO
6.758%, 07/01/34	4,310	5,281
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	4,229
6.008%, 07/01/39	5,000	5,803
Massachusetts Bay Transportation Authority, Ser A, RB
5.000%, 07/01/31	3,795	4,363
New Hampshire State Turnpike System, Build America Project, RB
6.009%, 11/01/39	2,005	2,332
New Jersey State Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	4,765	6,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City Municipal Water Finance Authority, Build America Project, RB
5.882%, 06/15/44	$1,500	$1,820
5.724%, 06/15/42	1,250	1,495
5.440%, 06/15/43	3,540	4,055
New York City Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,415
New York City Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,514
New York State Dormitory Authority, Build America Project, RB
5.500%, 03/15/30	3,295	3,749
North Texas Tollway Authority, Build America Project, RB
6.718%, 01/01/49	6,762	8,340
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	4,982
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	2,468	2,476
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	3,675	4,148
4.926%, 10/01/51	725	731
San Diego County Water Authority, Build America Project, RB
6.138%, 05/01/49	4,550	5,570
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	3,031
State of California, Build America Project, GO
7.550%, 04/01/39	11,735	13,971
7.300%, 10/01/39	7,100	8,180
State of California, Build America Project, GO
7.625%, 03/01/40	4,200	5,027
7.600%, 11/01/40	1,170	1,404
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,325	1,444
6.630%, 02/01/35	3,275	3,329
5.100%, 06/01/33	14,455	12,854
State of New York, Build America Project, RB
5.770%, 03/15/39	6,825	7,983
State of Texas, Build America Project, GO
5.517%, 04/01/39	600	718

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	113

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	$6,835	$7,870
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	8,439
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,890
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	3,232
University of California, Build America Project, RB
5.770%, 05/15/43	300	339

Total Municipal Bonds (Cost $179,171) ($ Thousands)		201,409

MORTGAGE-BACKED SECURITIES — 1.8%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	577	661
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/40	5,204	5,261
FNMA
3.841%, 09/01/20	5,627	6,045
3.763%, 12/01/20	5,475	5,851
3.665%, 10/01/20	5,679	6,036
3.584%, 09/01/20	2,053	2,171
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	756	930
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	441	470
GNMA ARM
2.375%, 06/20/32 (B)	150	156
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	8,195	8,152
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/41	10,425	6,954

		42,687

Non-Agency Mortgage-Backed Obligations — 0.6%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.487%, 03/25/47 (B)	1,572	643
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.497%, 07/25/37 (A) (B)	1,955	1,397
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.537%, 06/25/35 (B)	392	119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.577%, 03/25/35 (B)	$191	$89
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,639
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.465%, 03/19/45 (B)	277	172
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	5,720	5,840
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.655%, 11/19/34 (B)	340	206
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.565%, 08/19/45 (B)	488	319
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.647%, 12/25/34 (B)	169	87
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.057%, 08/25/34 (B)	94	56
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.117%, 09/25/34 (B)	39	24
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.567%, 10/25/36 (B)	20	11
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.072%, 04/15/45 (B)	535	591
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	5,710	5,993
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
0.988%, 04/25/47 (B)	216	109
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.587%, 01/25/45 (B)	253	176
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,330	3,375

		21,846

Total Mortgage-Backed Securities (Cost $59,718) ($ Thousands)		64,533

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FICO STRIPS, PO
3.558%, 08/03/18 to 09/26/19	32,275	27,791

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FICO STRIPS
2.157%, 03/26/19	$12,000	$10,173
Tennessee Valley Authority
5.880%, 04/01/36	11,425	15,258
5.250%, 09/15/39	260	324
4.625%, 09/15/60	2,125	2,485

Total U.S. Government Agency Obligations (Cost $48,138) ($ Thousands)		56,031

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.417%, 09/25/36 (B)	8,380	2,878

Other Asset-Backed Securities — 0.5%
TAL Advantage LLC, Ser 2006-1A, Cl A
0.445%, 04/20/21 (A) (B)	2,098	1,938
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (A)	2,095	2,078
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (A)	504	504
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	3,163	3,131
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (A)	1,733	1,828
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	4,036	4,050
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.427%, 11/26/21 (A) (B)	3,004	2,748
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.397%, 02/26/19 (A) (B)	1,422	1,329

		17,606

Total Asset-Backed Securities (Cost $22,055) ($ Thousands)		20,484

SOVEREIGN DEBT — 0.3%
Federal Republic of Brazil
7.125%, 01/20/37	1,380	1,846
5.625%, 01/07/41	1,420	1,608
Province of Quebec Canada MTN
6.350%, 01/30/26	4,880	6,475
United Mexican States MTN
6.050%, 01/11/40	580	687

Total Sovereign Debt (Cost $10,111) ($ Thousands)		10,616

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Bills
0.015%, 12/08/11 (D) (E)	$4,100	$4,100
U.S. Treasury Bonds
6.250%, 05/15/30	1,000	1,511
6.125%, 11/15/27	2,800	4,075
6.125%, 08/15/29	3,700	5,478
5.500%, 08/15/28	4,000	5,520
5.375%, 02/15/31	16,000	22,225
5.250%, 11/15/28	4,100	5,523
5.250%, 02/15/29	4,100	5,534
4.375%, 05/15/41	205,833	259,736
3.875%, 08/15/40	209,425	242,998
3.750%, 08/15/41	175,334	199,497
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12 (E)	4,884	4,994
2.125%, 02/15/41 (E)	10,744	14,400
U.S. Treasury Notes
2.000%, 11/15/21	21,109	20,980
U.S. Treasury STRIPS
4.660%, 11/15/21 (D)	47,197	38,006

Total U.S. Treasury Obligations (Cost $726,105) ($ Thousands)		834,577

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†*	33,242,176	33,242

Total Cash Equivalent (Cost $33,242) ($ Thousands)		33,242

Total Investments — 98.5% (Cost $3,155,943) ($ Thousands)		$3,452,551

The open futures contracts held by the Fund at November 30, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(1,448)	Mar-2012	$(153)
U.S. 2-Year Treasury Note	(87)	Apr-2012	(8)
U.S. 10-Year Treasury Note	(707)	Mar-2012	372
U.S. Ultra Long Treasury Bond	980	Apr-2012	(1,955)

			$(1,744)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	115

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2011

The open swap agreements held by the fund at November 30, 2011 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase	Goldman Sachs Group, 6.6%, 01/15/2012	Buy	1.00%	09/20/16	$5,000	$206

For the period ended November 30, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,506,053 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2011. The coupon on a step bond changes on a specified date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,231,659	$—	$2,231,659
Municipal Bonds	—	201,409	—	201,409
Mortgage-Backed Securities	—	64,533	—	64,533
U.S. Government Agency Obligations	—	56,031	—	56,031
Asset-Backed Securities	—	20,484	—	20,484
Sovereign Debt	—	10,616	—	10,616
U.S. Treasury Obligations	—	834,577	—	834,577
Cash Equivalent	33,242	—	—	33,242

Total Investments in Securities	$33,242	$3,419,309	$—	$3,452,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,744)	$—	$—	$(1,744)
Credit Default Swaps*	—	206	—	206

Total Other Financial Instruments	$(1,744)	$206	$—	$(1,538)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.2%

Consumer Discretionary — 2.1%
Comcast Cable Holdings LLC
9.800%, 02/01/12	$1,750	$1,774
DIRECTV Holdings LLC
3.500%, 03/01/16	645	664
NBC Universal Media LLC
2.100%, 04/01/14 (A)	1,016	1,033
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	168	171
Target
0.575%, 07/18/14 (B)	2,000	1,999
Time Warner Cable
5.400%, 07/02/12	2,500	2,561
Volkswagen International Finance
0.984%, 04/01/14 (A) (B)	1,850	1,854

		10,056

Consumer Staples — 2.8%
Anheuser-Busch InBev Worldwide
0.972%, 01/27/14 (B)	1,364	1,368
0.761%, 07/14/14 (B)	2,000	1,993
Bottling Group LLC
4.625%, 11/15/12	530	550
Coca-Cola Enterprises
0.771%, 02/18/14 (B)	1,451	1,449
Dr Pepper Snapple Group
1.700%, 12/21/11	580	580
General Mills
5.250%, 08/15/13	1,074	1,149
Kraft Foods
2.625%, 05/08/13	429	438
PepsiCo
0.800%, 08/25/14	1,490	1,488
Philip Morris International
2.500%, 05/16/16	1,500	1,538

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

President and Fellows of Harvard College
3.700%, 04/01/13	$769	$794
Procter & Gamble
0.700%, 08/15/14	2,040	2,049

		13,396

Energy — 0.5%
BP Capital Markets
5.250%, 11/07/13	725	778
0.937%, 03/11/14 (B)	1,500	1,498

		2,276

Financials — 22.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,350	1,423
Ally Financial
2.200%, 12/19/12	2,848	2,906
0.350%, 12/19/12 (B)	1,016	1,018
American Express Credit
1.208%, 06/24/14 (B)	2,000	1,958
American Honda Finance
1.850%, 09/19/14 (A)	2,000	2,008
American International Group
4.250%, 09/15/14	1,350	1,305
ANZ National Int’l
2.375%, 12/21/12 (A)	473	477
Bank of America MTN
1.848%, 01/30/14 (B)	1,485	1,360
Bank of Montreal MTN
2.125%, 06/28/13	696	711
0.898%, 04/29/14 (B)	750	748
Bank of Nova Scotia
2.375%, 12/17/13	618	633
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/13 (A)	464	470
BB&T MTN
3.375%, 09/25/13	871	903
1.125%, 04/28/14 (B)	725	724
Berkshire Hathaway Finance
0.721%, 01/10/14 (B)	1,451	1,446
BlackRock
2.250%, 12/10/12	580	587
BNP Paribas MTN
2.125%, 12/21/12	754	736
BPCE
2.375%, 10/04/13 (A)	696	685
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	972	971
Caterpillar Financial Services
1.900%, 12/17/12	485	491
0.662%, 04/01/14 (B)	1,000	1,002
Citigroup
5.125%, 05/05/14	1,161	1,187
1.302%, 04/01/14 (B)	1,500	1,444

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	117

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Funding
2.125%, 07/12/12	$2,250	$2,278
1.875%, 10/22/12	4,500	4,571
1.875%, 11/15/12	12,200	12,407
Credit Agricole Home Loan SFH
1.162%, 07/21/14 (A) (B)	1,400	1,343
Danske Bank MTN
1.451%, 04/14/14 (A) (B)	1,575	1,516
Deutsche Bank
2.375%, 01/11/13	435	434
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	734	737
2.250%, 01/10/14 (A)	186	185
General Electric Capital MTN
2.625%, 12/28/12	3,000	3,081
2.125%, 12/21/12	10,550	10,774
2.000%, 09/28/12	1,441	1,463
1.311%, 05/09/16 (B)	1,250	1,179
1.234%, 01/07/14 (B)	580	572
0.353%, 12/21/12 (B)	3,337	3,346
Genworth Global Funding Trusts
0.597%, 05/15/12 (B)	696	694
Goldman Sachs Group
6.000%, 05/01/14	331	339
1.435%, 02/07/14 (B)	1,730	1,652
HSBC Bank
1.203%, 01/17/14 (A) (B)	1,277	1,258
0.887%, 05/15/13 (A) (B)	700	694
ING Bank
2.650%, 01/14/13 (A)	725	723
2.000%, 10/18/13 (A)	871	851
John Deere Capital MTN
1.875%, 06/17/13	580	591
0.553%, 07/15/13 (B)	1,120	1,121
JPMorgan Chase
4.650%, 06/01/14	1,306	1,381
2.125%, 12/26/12	1,500	1,532
1.216%, 01/24/14 (B)	1,161	1,146
0.608%, 12/26/12 (B)	218	219
Kimco Realty‡
6.000%, 11/30/12	1,016	1,049
MassMutual Global Funding II
0.781%, 01/14/14 (A) (B)	1,312	1,312
MBIA Insurance
14.000%, 01/15/33 (A) (B)	290	122
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	1,161	1,214
1.141%, 01/10/14 (A) (B)	1,161	1,160
Monumental Global Funding
0.603%, 01/15/14 (A) (B)	522	498
Morgan Stanley
4.200%, 11/20/14	1,161	1,104
2.016%, 01/24/14 (B)	725	679
0.691%, 01/09/14 (B)	348	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance
1.125%, 11/01/13	$279	$280
New York Life Global Funding
0.634%, 04/04/14 (A) (B)	1,500	1,500
Nordea Bank
1.750%, 10/04/13 (A)	871	859
Prudential Financial MTN
5.100%, 09/20/14	638	684
2.750%, 01/14/13	725	732
Royal Bank of Canada MTN
0.703%, 04/17/14 (B)	2,500	2,477
Royal Bank of Scotland
3.400%, 08/23/13	1,161	1,146
Societe Generale
2.200%, 09/14/13 (A)	725	697
Standard Chartered
1.403%, 05/12/14 (A) (B)	1,500	1,486
State Street
0.878%, 03/07/14 (B)	1,181	1,168
Swedbank Hypotek
0.813%, 03/28/14 (A) (B)	1,850	1,818
Toronto-Dominion Bank
0.701%, 07/14/14 (B)	1,030	1,023
Toyota Motor Credit MTN
1.375%, 08/12/13	1,161	1,169
UBS
1.425%, 01/28/14 (B)	563	548
Ventas Realty
3.125%, 11/30/15‡	717	699
Wachovia MTN
5.500%, 05/01/13	1,016	1,076
Wells Fargo
0.567%, 06/15/12 (B)	725	727

		106,819

Health Care — 1.2%
AmerisourceBergen
5.625%, 09/15/12	1,451	1,498
Express Scripts
5.250%, 06/15/12	1,000	1,022
GlaxoSmithKline Capital
4.850%, 05/15/13	493	522
Pfizer
4.450%, 03/15/12	580	586
Quest Diagnostics
1.208%, 03/24/14 (B)	450	452
Sanofi
0.673%, 03/28/14 (B)	1,400	1,398
Thermo Fisher Scientific
2.050%, 02/21/14	378	387

		5,865

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.4%
Boeing
1.875%, 11/20/12	$421	$425
Danaher
1.300%, 06/23/14	1,070	1,083
Textron
6.500%, 06/01/12	290	297

		1,805

Information Technology — 1.0%
Dell
3.375%, 06/15/12	203	206
eBay
0.875%, 10/15/13	401	402
Hewlett-Packard
0.923%, 05/30/14 (B)	1,550	1,508
Texas Instruments
0.637%, 05/15/13 (B)	1,500	1,503
Xerox
1.281%, 05/16/14 (B)	1,435	1,420

		5,039

Materials — 0.1%
Anglo American Capital
2.150%, 09/27/13 (A)	519	518

Telecommunication Services — 0.6%
Cellco Partnership
5.250%, 02/01/12	456	459
Verizon Communications
1.250%, 11/03/14	2,500	2,498

		2,957

Utilities — 1.2%
Allegheny Energy Supply
8.250%, 04/15/12 (A)	755	773
Commonwealth Edison
1.625%, 01/15/14	528	531
DTE Energy
1.227%, 06/03/13 (B)	761	760
Georgia Power
1.300%, 09/15/13	1,250	1,259
Pacific Gas & Electric
6.250%, 12/01/13	1,000	1,097
Sempra Energy
1.107%, 03/15/14 (B)	1,200	1,197

		5,617

Total Corporate Obligations (Cost $155,292) ($ Thousands)		154,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 29.2%

Automotive — 21.6%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	$1,333	$1,341
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	980	1,002
Ally Master Owner Trust, Ser 2010-1, Cl A
1.999%, 01/15/15 (A) (B)	1,306	1,323
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	1,105	1,110
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	469	472
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	2,053	2,090
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	1,335	1,340
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.119%, 01/15/16 (B)	888	890
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	592	593
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	705	705
Ally Auto Receivables Trust, Ser 2011-5, Cl A2
0.800%, 06/16/14	1,910	1,910
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	453	460
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	353	353
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	654	654
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,556	1,553
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	802	829
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	176	176

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	119

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	$1,185	$1,185
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	493	493
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	650	648
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	1,105	1,104
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	38	38
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	599	601
Avis Budget Rental Car Funding LLC, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,494	1,567
Avis Budget Rental Car Funding LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	1,047	1,083
Avis Budget Rental Car Funding LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	238	245
Avis Budget Rental Car Funding LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/14 (A)	845	846
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	1,788	1,823
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	357	358
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	638	650
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	800	802
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	288	289
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/17	2,410	2,452
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	1,505	1,505
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	691	692

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	$1,770	$1,768
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	232	233
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	337	340
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	269	271
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	123	124
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	178	183
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	1,363	1,369
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	985	1,009
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	1,004	1,010
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	824	826
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	1,660	1,659
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	303	303
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	95	95
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (A)	1,120	1,121
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	1,275	1,276
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	1,116	1,115
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	2,500	2,500
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	282	283

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.749%, 05/15/13 (B)	$99	$100
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	329	331
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	666	669
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	589	590
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	840	842
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.799%, 09/15/14 (B)	1,161	1,171
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.499%, 12/15/14 (A) (B)	1,934	1,963
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.899%, 12/15/14 (A) (B)	2,202	2,227
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.849%, 02/15/16 (B)	287	287
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	717	718
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	118	119
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	651	653
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	490	492
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	635	637
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	505	507
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	1,886	1,883
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	905	904
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	1,347	1,388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	$1,155	$1,165
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	1,186	1,179
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	650	653
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	920	920
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	659	659
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	780	782
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	1,055	1,077
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	1,165	1,162
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	1,190	1,189
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	114	114
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	498	501
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	783	785
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	666	666
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	945	944
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	1,500	1,498
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (A)	1,770	1,770
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	1,055	1,055
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.707%, 10/26/15 (A) (B)	3,100	3,119

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	121

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	$1,634	$1,644
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	337	339
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	796	796
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	747	747
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	2,400	2,404
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	885	887
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/14	2,495	2,498
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	560	560
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	911	912
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	345	345
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	1,125	1,124
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	531	533
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	868	869
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	70	71
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	1,935	1,935
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	420	421
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	1,805	1,836
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	723	734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	$169	$170
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	135	135
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	1,200	1,200

		103,546

Credit Cards — 3.1%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.249%, 03/16/15 (A) (B)	873	878
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	1,105	1,136
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.647%, 10/15/15 (B)	754	755
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.549%, 11/17/14 (B)	319	319
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	3,000	3,049
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.348%, 05/16/16 (A) (B)	3,000	3,023
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.549%, 12/15/14 (B)	1,210	1,218
Discover Card Master Trust, Ser 2009-A2, Cl A
1.549%, 02/17/15 (B)	1,625	1,639
Discover Card Master Trust, Ser 2011-A2, Cl A
0.459%, 11/16/15 (B)	790	790
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.349%, 04/15/15 (B)	1,380	1,390
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.799%, 01/15/17 (B)	857	863

		15,060

Mortgage Related Securities — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.857%, 06/25/33 (B)	53	42
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.467%, 12/25/35 (B)	321	251

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	$177	$77

		370

Other Asset-Backed Securities — 4.4%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.668%, 07/25/19 (A) (B)	29	29
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.311%, 08/16/19 (A) (B)	412	302
Babson CLO, Ser 2007-1A, Cl A1
0.630%, 01/18/21 (A) (B)	653	596
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.805%, 08/22/16 (A) (B)	92	90
CIT Equipment Collateral, Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	27	27
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	666	682
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	806	807
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	585	584
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.049%, 12/15/15 (A) (B)	2,223	2,225
Colts Trust, Ser 2006-2A, Cl A
0.631%, 12/20/18 (A) (B)	67	66
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.447%, 06/25/36 (B)	165	127
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	2,250	2,266
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.799%, 10/20/14 (A) (B)	2,882	2,908
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	1,221	1,221
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	941	941
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	670	672
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	396	396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	$840	$848
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	505	505
Katonah, Ser 2005-7A, Cl B
0.877%, 11/15/17 (A) (B)	696	526
Lambda Finance, Ser 2005-1A, Cl B3
0.823%, 11/15/29 (A) (B)	488	472
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.655%, 03/22/21 (A) (B)	580	458
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.457%, 12/25/35 (B)	105	101
Prima Capital CDO, Ser 2006-1, Cl A
5.417%, 12/28/48 (A)	270	264
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.255%, 09/20/19 (A) (B)	115	112
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.508%, 07/25/22 (B)	869	867
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.498%, 04/25/23 (B)	533	531
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.418%, 07/25/17 (B)	516	512
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.518%, 10/25/16 (B)	877	883
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.249%, 10/15/24 (A) (B)	287	286
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.099%, 12/16/24 (A) (B)	884	874

		21,178

Total Asset-Backed Securities (Cost $140,455) ($ Thousands)		140,154

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
FFCB
1.875%, 12/07/12	19,700	20,020
FHLB
4.625%, 08/15/12	1,570	1,619
2.000%, 09/14/12	13,500	13,685
1.625%, 09/26/12	2,300	2,326
0.875%, 08/22/12	2,510	2,521
0.400%, 06/19/13	4,500	4,501
0.350%, 07/25/12	4,000	4,000

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	123

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC
1.625%, 04/15/13	$2,612	$2,658
1.125%, 07/27/12	5,000	5,029
0.625%, 12/28/12	4,000	4,016
0.515%, 11/26/12	15,000	15,043
0.375%, 11/30/12	5,000	5,010
FNMA
4.375%, 09/15/12	5,000	5,164
1.750%, 08/10/12	2,155	2,178
1.000%, 12/27/12	4,000	4,032
0.500%, 10/30/12 to 10/30/12	6,800	6,815
0.375%, 12/28/12	4,000	4,009

Total U.S. Government Agency Obligations (Cost $102,568) ($ Thousands)		102,626

MORTGAGE-BACKED SECURITIES — 15.4%

Agency Mortgage-Backed Obligations — 9.4%
FHLMC ARM (B)
2.264%, 02/01/30	277	291
2.263%, 02/01/22	389	409
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/23	49	51
FHLMC CMO, Ser 2003-2630, Cl HA
3.000%, 01/15/17	24	24
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/18	314	321
FHLMC CMO, Ser 2005-2921, Cl NV
4.500%, 01/15/29	11	11
FHLMC TBA
4.000%, 12/15/40	10,000	10,402
FNMA
6.000%, 01/01/27 to 04/01/40	4,150	4,556
5.000%, 04/01/21 to 03/01/25	7,038	7,587
FNMA ARM (B)
2.465%, 01/01/29	35	37
2.400%, 11/01/23	121	124
2.360%, 11/01/25	36	38
2.117%, 09/01/24	210	218
2.105%, 05/01/28	230	239
2.055%, 09/01/24	81	83
1.332%, 11/01/21	54	54
FNMA CMO, Ser 1993-220, Cl FA
0.881%, 11/25/13 (B)	16	16
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/23	63	69
FNMA CMO, Ser 2001-33, Cl FA
0.707%, 07/25/31 (B)	76	76
FNMA CMO, Ser 2002-64, Cl FG
0.502%, 10/18/32 (B)	51	51
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/29	529	538
FNMA TBA
3.000%, 12/25/26	14,000	14,339
NCUA Guaranteed Notes
0.268%, 06/12/13 (B)	765	764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.695%, 10/07/20 (B)	$1,585	$1,587
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	105	106
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.615%, 11/06/17 (B)	392	392
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.695%, 01/08/20 (B)	317	318
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.645%, 02/06/20 (B)	507	507
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.625%, 03/06/20 (B)	688	688
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.625%, 05/07/20 (B)	1,086	1,086

		44,982

Non-Agency Mortgage-Backed Obligations — 6.0%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	700	744
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.866%, 05/17/60 (A) (B)	956	954
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.759%, 08/15/29 (A) (B)	199	186
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.883%, 02/25/35 (B)	476	402
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.871%, 07/25/35 (B)	807	611
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
2.764%, 09/25/35 (B)	255	201
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.758%, 11/25/35 (B)	96	74
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.784%, 02/25/36 (B)	223	145
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.691%, 06/25/35 (B)	304	214
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.695%, 08/25/35 (B)	492	291
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	469	485

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	$193	$194
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.802%, 09/25/34 (B)	149	137
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.783%, 03/25/36 (B)	415	288
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	355	369
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.349%, 12/15/20 (A) (B)	566	550
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	321	309
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.797%, 02/25/35 (B)	55	44
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-7, Cl 1A1
0.527%, 03/25/35 (B)	88	67
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.719%, 02/20/36 (B)	409	229
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	95	96
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.082%, 11/19/35 (B)	433	274
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.143%, 03/06/20 (A) (B)	818	812
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A) (B)	1,016	1,004
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (A)	1,238	1,265
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	1,025	1,043
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.678%, 07/25/35 (B)	559	384

GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.706%, 01/25/36 (B)	701	486
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.398%, 05/25/47 (B)	545	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac CMB Trust, Ser 2004-9, Cl 1A1
1.017%, 01/25/35 (B)	$142	$94
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.777%, 04/25/35 (B)	154	121
Impac CMB Trust, Ser 2005-3, Cl A1
0.737%, 08/25/35 (B)	142	85
Impac CMB Trust, Ser 2005-5, Cl A1
0.897%, 08/25/35 (B)	114	67
Impac CMB Trust, Ser 2005-8, Cl 1A
0.517%, 02/25/36 (B)	368	238
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	775	773
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	2,000	2,019
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.718%, 08/25/35 (B)	321	219
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.312%, 05/25/37 (B)	446	296
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	203	204
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	871	885
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.625%, 02/25/35 (B)	855	761
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.527%, 04/25/35 (B)	165	118
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	871	930
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.011%, 06/25/37 (B)	613	376
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.817%, 01/25/30 (B)	44	37
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.487%, 03/25/30 (B)	65	53
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	1,277	1,337
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	145	145
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	42	42

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	125

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	$120	$122
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.517%, 05/25/35 (B)	118	88
MortgageIT Trust, Ser 2005-3, Cl A1
0.557%, 08/25/35 (B)	416	301
MortgageIT Trust, Ser 2005-4, Cl A1
0.537%, 10/25/35 (B)	539	388
MortgageIT Trust, Ser 2005-5, Cl A1
0.517%, 12/25/35 (B)	508	311
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	304	311
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.677%, 11/15/38 (A) (B)	180	136
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.457%, 12/15/39 (A) (B)	434	307
Permanent Master Issuer, Ser 2010-1A, Cl 1A
1.553%, 07/15/42 (A) (B)	557	555
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.097%, 11/25/35 (B)	284	175
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.681%, 07/27/37 (B)	473	298
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.525%, 01/20/35 (B)	60	46
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.485%, 02/20/35 (B)	60	48
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.458%, 08/15/39 (B)	733	745
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.539%, 03/25/36 (B)	584	403
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	866	876
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.706%, 01/25/35 (B)	331	272
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.729%, 02/25/35 (B)	279	227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.689%, 10/25/35 (B)	451	406
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.720%, 10/25/35 (B)	717	619

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.736%, 04/25/35 (B)	$231	$213
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.734%, 07/25/36 (B)	520	314
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.742%, 09/25/36 (B)	395	263
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.728%, 04/25/36 (B)	406	292
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 3A1
2.705%, 03/25/36 (B)	496	389

		29,086

Total Mortgage-Backed Securities (Cost $75,884) ($ Thousands)		74,068

MUNICIPAL BONDS — 1.6%
County of Alameda California, Ser B, RB, NATL-RE
2.889%, 12/01/11 (C)	870	870
Kalamazoo Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	1,270	1,269
Louisa Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/31 (B)	870	870
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/16	809	802
New Jersey Economic Development Authority, Build America Project, RB
1.347%, 06/15/13 (B)	580	580
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	2,500	2,573
University of California, Build America Project, RB
1.988%, 05/15/50 (B)	515	524
West Virginia Economic Development Authority, Ser A, AMT, RB
2.000%, 01/01/41 (B)	250	251

Total Municipal Bonds (Cost $7,781) ($ Thousands)		7,739

SOVEREIGN DEBT — 0.1%
Republic of Austria MTN
2.000%, 11/15/12 (A)	647	656

Total Sovereign Debt (Cost $654) ($ Thousands)		656

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes
0.500%, 11/30/12	$10,000	$10,034
0.375%, 08/31/12	4,100	4,108

Total U.S. Treasury Obligations (Cost $14,122) ($ Thousands)		14,142

CERTIFICATES OF DEPOSIT — 1.0%
Bank of Nova Scotia
0.762%, 11/26/12 (B)	1,074	1,073
Canadian Imperial Bank of Commerce NY
0.633%, 05/04/12	1,161	1,161
0.420%, 06/29/12	1,800	1,799
Intesa Sanpaolo NY
2.375%, 12/21/12	871	778

Total Certificates of Deposit (Cost $4,909) ($ Thousands)		4,811

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†*	16,342	16

Total Cash Equivalent (Cost $16) ($ Thousands)		16

Total Investments — 103.8% (Cost $501,681) ($ Thousands)		$498,560

The open futures contracts held by the Fund at November 30, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
U.S. 5-Year Treasury Note	5	Mar-2012	$—
U.S. 2-Year Treasury Note	43	Apr-2012	1
U.S. 10-Year Treasury Note	(72)	Mar-2012	20

			$21

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $480,088 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
ABS	— Asset-Based Security

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgage

CDO	— Collateralized Debt Obligation

Cl	— Class

CLO	— Collateralized Loan Obligation

CMO	— Collateralized Mortgage Obligation

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

LLC	— Limited Liability Company

MTN	— Medium Term Note

NATL-RE	— National Public Finance Guarantee Corporation

NCUA	— National Credit Union Association

NY	— New York

RB	— Revenue Bond

Ser	— Series

TBA	— To Be Announced

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$154,348	$—	$154,348
Asset-Backed Securities	—	139,326	828	140,154
U.S. Government Agency Obligations	—	102,626	—	102,626
Mortgage-Backed Securities	—	74,068	—	74,068
Municipal Bonds	—	7,739	—	7,739
Sovereign Debt	—	656	—	656
U.S. Treasury Obligations	—	14,142	—	14,142
Certificates of Deposit	—	4,811	—	4,811
Cash Equivalent	16	—	—	16

Total Investments in Securities	$16	$497,716	$828	$498,560

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$21	$—	$—	$21

Total Other Financial Instruments	$21	$—	$—	$21

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$1,540
Accrued discounts/premiums	11
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(30)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(693)

Ending balance as of November 30, 2011	$828

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(19)

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30,2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	127

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 95.4%

Argentina — 3.8%
Capex
10.000%, 03/10/18 (A)		594	$478
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		680	551
IRSA Inversiones y Representaciones
11.500%, 07/20/20 (A)		416	422
Provincia de Buenos Aires
9.625%, 04/18/28		535	329
9.625%, 04/18/28 (A)		1,160	708
9.375%, 09/14/18		1,000	725
Provincia de Mendoza Argentina
5.500%, 09/04/18		262	218
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		102	106
Republic of Argentina
8.750%, 06/02/17		740	651
8.280%, 12/31/33		2,026	1,469
7.820%, 12/31/33	EUR	10,339	8,212
7.820%, 12/31/33 (B)	EUR	7,596	5,854
7.000%, 10/03/15		4,120	3,549
7.000%, 10/03/15		2,187	1,914
6.000%, 03/31/23 (C)		172	115
5.830%, 12/31/33 (B)	ARS	6,959	1,849
3.117%, 12/15/35 (B)		5,430	831
2.848%, 12/15/35 (B)	EUR	14,426	1,845
2.500%, 03/31/19 (D)		14,299	4,869
2.151%, 12/31/33		1,568	1,089
0.467%, 08/03/12 (B)		8,110	982
0.000%, 03/31/23 (B) (C)		1,680	1,008
Tarjeta Naranja
9.000%, 01/28/17 (A)		93	91
Transportadora Gas Norte
7.500%, 12/31/12 (A) (C)		210	111

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 12/31/12 (C)		350	$186
7.500%, 12/31/12 (C)		100	53
6.500%, 12/31/12 (A) (C)		30	16
6.500%, 12/31/12 (C)		60	32
6.500%, 12/31/12 (C)		60	32
WPE International Tief
10.375%, 09/30/20		500	430
10.375%, 09/30/20 (A)		750	645

			39,370

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (A)		241	215

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20		350	325
5.500%, 03/31/20 (A)		1,299	1,207

			1,532

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		1,133	1,167
11.500%, 11/20/14 (A)		1,800	1,854
Government of Barbados
7.000%, 08/04/22 (A)		350	345

			3,366

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/18		1,250	1,062
8.750%, 08/03/15		1,450	1,240

			2,302

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (D)		130	77

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/21 (B)	DEM	1,750	819

Brazil — 9.1%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	293
8.875%, 09/22/20 (A) (E)		1,334	920
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		1,550	1,749
5.500%, 07/12/20 (A)		500	533
BM&F Bovespa
5.500%, 07/16/20 (A)		806	818

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

BR Malls International Finance
8.500%, 12/31/49 (A)		417	$432
BR Properties
9.000%, 12/31/49 (A)		580	580
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/15	BRL	7,400	8,899
6.000%, 08/15/20	BRL	1,900	2,294
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/13	BRL	12,100	6,733
10.000%, 01/01/14	BRL	8,565	4,750
10.000%, 01/01/21	BRL	13,415	6,992
Citigroup, CLN (Nota do Tesouro Nacional)
10.000%, 01/01/21	BRL	4,800	2,502
Federal Republic of Brazil
12.500%, 01/05/16	BRL	1,980	1,294
12.500%, 01/05/16	BRL	550	359
12.500%, 01/05/22	BRL	2,100	1,491
11.000%, 08/17/40		100	131
10.250%, 01/10/28	BRL	2,360	1,493
10.125%, 05/15/27		2,602	4,215
8.875%, 04/15/24		1,585	2,346
8.750%, 02/04/25		1,509	2,226
8.250%, 01/20/34		4,585	6,751
7.125%, 01/20/37		3,718	4,973
5.875%, 01/15/19		950	1,108
5.625%, 01/07/41		1,419	1,607
4.875%, 01/22/21		9,751	10,799
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,565
General Shopping Finance
10.000%, 12/31/49 (A)		66	66
Hypermarcas
6.500%, 04/20/21 (A)		1,318	1,147
JBS Finance
8.250%, 01/29/18		1,900	1,701
8.250%, 01/29/18 (A)		2,110	1,888
JPMorgan Chase, CLN (Nota do Tesouro Nacional)
10.000%, 01/01/21		3,800	1,981
Marfrig Holding Europe
8.375%, 05/09/18		842	606
Marfrig Overseas
9.500%, 05/04/20		1,000	720
Minerva Overseas
10.875%, 11/15/19		363	312
10.875%, 11/15/19 (A)		164	141
NET Servicos de Comunicacao
7.500%, 01/27/20		200	228
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)		897	922
6.350%, 06/30/21 (A)		510	524

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (A)		1,553	$1,475
QGOG Atlantic
5.250%, 07/30/18 (A)		1,816	1,784
Telemar Norte Leste
5.500%, 10/23/20 (A)		1,201	1,177
Virgolino de Oliveira Finance
10.500%, 01/28/18		216	206
Voto-Votorantim
6.750%, 04/05/21 (A)		365	383
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	632

			93,746

Chile — 0.8%
Banco del Estado de Chile
4.125%, 10/07/20		500	509
4.125%, 10/07/20 (A)		350	356
BRT Escrow
8.000%, 08/18/18 (A)		1,200	947
Chile Government International Bond
3.250%, 09/14/21		650	652
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		900	996
5.250%, 08/10/20 (A)		600	625
Nacional del Cobre de Chile
7.500%, 01/15/19		450	568
6.150%, 10/24/36		857	1,054
6.150%, 10/24/36 (A)		905	1,113
3.875%, 11/03/21 (A)		1,050	1,044
3.750%, 11/04/20 (A)		850	850

			8,714

China — 1.3%
Agile Property Holdings
8.875%, 04/28/17		1,000	775
China Liansu Group Holdings
7.875%, 05/13/16 (A)		563	462
China Oriental Group
8.000%, 08/18/15 (A)		750	641
CNPC HK Overseas Capital
5.950%, 04/28/41		400	436
5.950%, 04/28/41 (A)		700	746
3.125%, 04/28/16		200	206
Country Garden Holdings
10.500%, 08/11/15		1,000	846
Evergrande
13.000%, 01/27/15		476	367
13.000%, 01/27/15 (A)		922	710
Evergrande Real Estate Group
9.250%, 01/19/16	CNY	5,600	600

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	129

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 01/19/14	CNY	3,280	$389
Franshion Development
6.750%, 04/15/21 (A)		1,000	770
Kaisa Group Holdings
13.500%, 04/28/15		461	364
Mega Advance Investments
5.000%, 05/12/21 (A)		406	408
MIE Holdings
9.750%, 05/12/16 (A)		800	704
Sinochem Overseas Capital
6.300%, 11/12/40		450	414
6.300%, 11/12/40 (A)		507	467
4.500%, 11/12/20		250	241
4.500%, 11/12/20 (A)		3,315	3,192
Texhong Textile Group
7.625%, 01/19/16 (A)		309	222
West China Support
7.500%, 01/25/16 (A)		300	243

			13,203

Colombia — 4.8%
BanColombia
5.950%, 06/03/21 (A)		831	827
Citigroup, CLN (Republic of Columbia)
10.000%, 07/24/24	COP	1,505,000	913
Ecopetrol
7.625%, 07/23/19 (A)		500	603
Empresa de Energia de Bogota
6.125%, 11/10/21 (A)		650	663
Gruposura Finance
5.700%, 05/18/21 (A)		672	676
Republic of Colombia
11.750%, 02/25/20		2,808	4,366
10.375%, 01/28/33		100	163
9.850%, 06/28/27	COP	1,224,000	868
8.375%, 02/15/27 (E)		3,100	3,937
8.125%, 05/21/24		2,330	3,159
7.375%, 01/27/17		3,595	4,327
7.375%, 03/18/19		3,040	3,808
7.375%, 09/18/37		9,070	12,313
6.125%, 01/18/41		2,075	2,464
4.375%, 07/12/21		2,497	2,622
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	10,518,000	7,283

			48,992

Croatia — 0.9%
Republic of Croatia
6.750%, 11/05/19		1,050	949
6.625%, 07/14/20		450	398
6.625%, 07/14/20 (A)		2,189	1,937
6.375%, 03/24/21		600	525
6.375%, 03/24/21 (A)		5,143	4,500

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Zagrebacki Holding
5.500%, 07/10/17	EUR	1,300	$1,192

			9,501

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	654

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16 (C)		1,003	201
10.000%, 04/30/16 (C)		1,007	352
Republic of Dominican Republic
7.500%, 05/06/21		1,100	1,100
7.500%, 05/06/21 (A)		1,450	1,450

			3,103

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		600	597

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/40		350	310
5.750%, 04/29/20		200	182
5.750%, 04/29/20 (A)		950	864
Nile Finance
5.250%, 08/05/15		950	912

			2,268

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/32		2,848	3,076
7.650%, 06/15/35		2,625	2,684
7.625%, 02/01/41 (A)		1,000	1,002
7.375%, 12/01/19		200	215
7.375%, 12/01/19 (A)		250	268
Telemovil Finance
8.000%, 10/01/17 (A)		1,000	1,015

			8,260

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17		200	229

Georgia — 0.2%
Georgian Railway LLC
9.875%, 07/22/15		700	695
Republic of Georgia
6.875%, 04/12/21 (A)		950	974

			1,669

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Germany — 0.2%
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/18 (A)		2,084	$1,989

Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/17		2,122	2,350
8.500%, 10/04/17 (A)		450	499

			2,849

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/20 (A)		2,000	2,024
CITIC Bank International MTN
6.875%, 06/24/20		450	447
Hutchison Whampoa International 10
6.000%, 12/31/49 (B)		564	558
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		500	502
PCCW-HKT Capital No. 4
4.250%, 02/24/16		637	639
Sino-Forest
10.250%, 07/28/14 (A) (C)		160	63
10.250%, 07/28/14 (C)		1,140	450
6.250%, 10/21/17 (A) (C)		158	59
6.250%, 10/21/17 (C)		1,940	728

			5,470

Hungary — 0.8%
Republic of Hungary
7.625%, 03/29/41		3,226	2,984
6.375%, 03/29/21		1,150	1,064
6.250%, 01/29/20		1,150	1,049
6.000%, 01/11/19	EUR	704	787
5.750%, 06/11/18	EUR	1,596	1,772
4.750%, 02/03/15		281	260

			7,916

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (B)		196	174
Bank of India MTN
6.994%, 12/31/49 (B)		213	191
ICICI Bank
5.750%, 11/16/20 (A)		327	303
Reliance Holdings USA
6.250%, 10/19/40		300	261
Vedanta Resources
8.250%, 06/07/21 (A)		882	710

			1,639

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Indonesia — 4.6%
Adaro Indonesia MTN
7.625%, 10/22/19 (A)	580	$612
7.625%, 10/22/19 (A)	209	220
Bumi Investment MTN
10.750%, 10/06/17	100	98
Indosat Palapa
7.375%, 07/29/20 (A)	440	473
Majapahit Holding
8.000%, 08/07/19 (A)	850	977
7.875%, 06/29/37 (A)	415	472
7.750%, 10/17/16	1,050	1,165
7.750%, 01/20/20 (A)	750	859
Pertamina Persero
6.500%, 05/27/41 (A)	470	470
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	1,610	1,590
Republic of Indonesia
11.625%, 03/04/19	6,746	9,866
11.625%, 03/04/19	200	293
11.625%, 03/04/19 (A)	2,650	3,876
10.375%, 05/04/14	400	468
10.375%, 05/04/14 (A)	150	175
8.500%, 10/12/35	4,560	6,498
8.500%, 10/12/35	531	757
7.750%, 01/17/38	4,450	5,952
7.500%, 01/15/16	1,390	1,605
6.875%, 01/17/18	3,042	3,552
6.875%, 01/17/18 (A)	650	759
6.750%, 03/10/14	700	757
6.625%, 02/17/37	1,100	1,320
6.625%, 02/17/37	300	360
5.875%, 03/13/20 (A)	1,500	1,665
4.875%, 05/05/21	400	416
4.875%, 05/05/21 (A)	1,550	1,614
Star Energy
11.500%, 02/12/15 (A)	300	319

		47,188

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28	16,770	13,626

Ivory Coast — 0.6%
Government of Ivory Coast
2.500%, 12/31/32 (C)	12,227	6,236

Jamaica — 0.3%
Digicel
8.250%, 09/01/17	133	131
Digicel Group
10.500%, 04/15/18	900	895
9.125%, 01/15/15 (A)	1,323	1,303

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	131

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.875%, 01/15/15 (A)		750	$739

			3,068

Jordan — 0.2%
Kingdom of Jordan
3.875%, 11/12/15		2,050	1,907

Kazakhstan — 4.9%
BTA Bank
10.750%, 01/01/13 (A) (D)		1,502	406
10.750%, 01/01/13 (D)		4,370	1,180
0.000%, 07/01/20 (A) (B)		2,772	106
CenterCredit International
8.625%, 01/30/14		2,600	2,579
Citigroup Global Markets for Kazkommertsbank
8.700%, 04/07/14 (B)		1,550	1,395
Development Bank of Kazakhstan
5.500%, 12/20/15 (A)		800	814
Halyk Savings Bank of Kazakhstan
7.250%, 05/03/17		1,150	1,133
7.250%, 01/28/21 (A)		1,000	950
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A)		1,550	1,604
Kazatomprom
6.250%, 05/20/15		1,000	1,045
6.250%, 05/20/15 (A)		1,050	1,097
Kazkommertsbank
12.850%, 12/18/12 MTN		600	618
8.500%, 04/16/13		1,500	1,482
8.500%, 05/11/18		2,000	1,645
8.000%, 11/03/15		1,950	1,735
7.875%, 04/07/14		900	864
7.500%, 11/29/16		2,650	2,301
6.875%, 02/13/17 MTN	EUR	500	554
KazMunayGas National
11.750%, 01/23/15		250	298
11.750%, 01/23/15 (A)		3,663	4,363
9.125%, 07/02/18		1,323	1,574
9.125%, 07/02/18 (A)		3,698	4,401
8.375%, 07/02/13		4,853	5,120
7.000%, 05/05/20		2,563	2,758
7.000%, 05/05/20 (A)		1,391	1,497
6.375%, 04/09/21		1,150	1,188
6.375%, 04/09/21 (A)		4,765	4,920
Tengizchevroil Finance
6.124%, 11/15/14		275	282
Zhaikmunai Finance
10.500%, 10/19/15 (A)		2,250	2,166

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Zhaikmunai LLP
10.500%, 10/19/15 (A)		150	$145

			50,220

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20		1,000	1,045

Latvia — 0.0%
Republic of Latvia
5.250%, 06/16/21 (A)		540	494

Lebanon — 0.6%
Republic of Lebanon MTN
9.000%, 03/20/17		150	178
8.250%, 04/12/21		1,850	2,181
6.375%, 03/09/20		1,950	2,052
6.100%, 10/04/22		1,050	1,065
5.150%, 11/12/18		400	398

			5,874

Lithuania — 1.5%
Republic of Lithuania
7.375%, 02/11/20		2,451	2,598
7.375%, 02/11/20 (A)		1,200	1,272
6.750%, 01/15/15 (A)		1,089	1,127
6.125%, 03/09/21		6,252	6,036
6.125%, 03/09/21 (A)		3,426	3,332
5.125%, 09/14/17		250	240
5.125%, 09/14/17 (A)		940	903

			15,508

Malaysia — 3.2%
Axiata SPV1 Labuan
5.375%, 04/28/20		550	577
Government of Malaysia
5.094%, 04/30/14	MYR	5,610	1,848
3.835%, 08/12/15	MYR	6,390	2,052
3.741%, 02/27/15	MYR	9,530	3,047
Petroliam Nasional
7.750%, 08/15/15		1,460	1,733
7.625%, 10/15/26		1,430	1,925
Petronas Capital
7.875%, 05/22/22		3,722	4,976
7.875%, 05/22/22 (A)		350	468
7.000%, 05/22/12		3,055	3,132
5.250%, 08/12/19		1,300	1,443
5.250%, 08/12/19 (A)		8,200	9,101
4.250%, 08/12/14 (A)		365	383
Petronas Capital Registered
7.875%, 05/22/22		563	753
Wakala Global Sukuk
4.646%, 07/06/21 (A)		1,050	1,105

			32,543

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Mexico — 8.7%
Alestra
11.750%, 08/11/14		422	$463
America Movil
2.375%, 09/08/16		2,000	1,953
Axtel
9.000%, 09/22/19		762	556
7.625%, 02/01/17 (A)		291	213
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,786	1,635
BBVA Bancomer
6.008%, 05/17/22 (B)		1,150	1,052
Cemex
9.000%, 01/11/18 (A)		1,024	743
5.369%, 09/30/15 (A) (B)		1,709	1,162
Cemex Espana Luxembourg
9.500%, 12/14/16		1,000	803
9.250%, 05/12/20		100	68
9.250%, 05/12/20 (A)		1,959	1,332
8.875%, 05/12/17	EUR	63	59
Comision Federal de Electricidad
4.875%, 05/26/21 (A)		900	918
Corporation Geo
9.250%, 06/30/20		500	498
9.250%, 06/30/20 (A)		1,100	1,094
Desarrolla
7.500%, 09/28/15		252	248
Grupo Bimbo
4.875%, 06/30/20 (A) (E)		415	427
Grupo Senda
10.500%, 10/03/15		4,390	3,951
Hipotecaria Su Casita
7.500%, 06/29/18 (A)		132	46
Mexican Bonos
9.500%, 12/18/14	MXP	12,283	1,026
8.500%, 12/13/18	MXP	50,010	4,272
8.500%, 05/31/29	MXP	16,090	1,334
8.500%, 11/18/38	MXP	41,100	3,335
8.000%, 12/17/15	MXP	25,400	2,070
7.750%, 12/14/17	MXP	48,110	3,961
7.750%, 05/29/31	MXP	14,090	1,075
6.500%, 06/10/21	MXP	75,800	5,660
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	59,600	4,775
NII Capital
10.000%, 08/15/16		2,765	3,138
7.625%, 04/01/21		750	761
Oceanografia
11.250%, 07/15/15		1,286	688
Pemex Finance
9.150%, 11/15/18		1,895	2,393

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pemex Project Funding Master Trust
6.625%, 06/15/35		3,772	$4,149
5.750%, 03/01/18		1,170	1,278
Petroleos Mexicanos
8.000%, 05/03/19		850	1,046
6.500%, 06/02/41 (A)		1,350	1,458
6.500%, 06/02/41 (A)		530	572
6.000%, 03/05/20 (A)		500	550
Southern Copper
6.750%, 04/16/40		162	162
United Mexican States MTN
8.300%, 08/15/31		3,301	4,885
8.000%, 09/24/22		2,510	3,464
6.050%, 01/11/40		3,714	4,401
5.950%, 03/19/19		1,500	1,757
5.750%, 10/12/10		3,144	3,215
5.625%, 01/15/17		2,250	2,546
5.125%, 01/15/20 (E)		3,880	4,342
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,863	3,650

			89,184

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	2,050	2,501

Nigeria — 0.3%
Afren
11.500%, 02/01/16 (A)		900	864
Nigeria Government International Bond
6.750%, 01/28/21		200	208
Republic of Nigeria
6.750%, 01/28/21 (A)		950	989
UBS
9.350%, 09/04/17 (A) (B)		800	520

			2,581

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (C) (H) (I)		2,750	138

Pakistan — 0.3%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)		330	318
Republic of Pakistan
7.125%, 03/31/16		1,050	819
6.875%, 06/01/17		1,800	1,350
6.875%, 06/01/17		100	75

			2,562

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	133

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Panama — 1.9%
Republic of Panama
9.375%, 01/16/23		595	$821
9.375%, 04/01/29		6,974	10,963
8.875%, 09/30/27		1,307	1,940
8.125%, 04/28/34		940	1,339
7.250%, 03/15/15		1,550	1,789
7.125%, 01/29/26		200	258
6.700%, 01/26/36		1,850	2,396

			19,506

Peru — 1.8%
Banco de Credito del Peru
5.375%, 09/16/20 (A)		1,093	1,063
Inkia Energy
8.375%, 04/04/21 (A)		548	551
Interoceanica IV Finance
3.984%, 11/30/25 (A) (F)		711	327
3.610%, 11/30/18 (A) (F)		314	233
2.975%, 11/30/18 (F)		595	440
Peru Enhanced Pass-Through Finance
3.647%, 05/31/18 (F)		377	313
3.559%, 05/31/18 (A) (F)		425	354
Republic of Peru
8.750%, 11/21/33		6,687	9,847
8.375%, 05/03/16		850	1,052
7.350%, 07/21/25		2,990	3,872
7.125%, 03/30/19		250	310
6.550%, 03/14/37		120	146

			18,508

Philippines — 4.1%
National Power
9.625%, 05/15/28		1,100	1,496
Power Sector
7.390%, 12/02/24 (A)		1,300	1,580
7.250%, 05/27/19 (A)		100	120
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		700	851
Republic of Philippines
10.625%, 03/16/25		3,326	5,234
9.500%, 02/02/30		6,408	9,756
8.375%, 06/17/19		1,600	2,110
7.750%, 01/14/31		3,443	4,588
7.500%, 09/25/24		750	952
6.500%, 01/20/20		960	1,142
6.375%, 10/23/34		3,011	3,587
5.500%, 03/30/26		1,646	1,817
4.950%, 01/15/21	PHP	33,000	738
4.000%, 01/15/21		8,005	8,165

			42,136

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Poland — 2.1%
Polish Television Holding
11.000%, 11/15/14 (A) (D)	EUR	700	$971
Republic of Poland
6.375%, 07/15/19		12,394	13,416
5.000%, 03/23/22		5,548	5,382
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,400	1,969
TVN Finance
10.750%, 11/15/17	EUR	200	283

			22,021

Qatar — 1.8%
Qtel International Finance MTN
7.875%, 06/10/19		2,500	3,000
6.500%, 06/10/14 (A)		350	380
5.000%, 10/19/25 (A)		1,172	1,125
4.750%, 02/16/21		700	696
4.750%, 02/16/21 (A)		504	501
State of Qatar
9.750%, 06/15/30		957	1,440
6.400%, 01/20/40		650	761
6.400%, 01/20/40 (A)		705	797
5.750%, 01/20/42 (A)		850	841
5.250%, 01/20/20		1,746	1,890
5.250%, 01/20/20 (A)		3,986	4,280
4.500%, 01/20/22 (A)		2,400	2,375
4.000%, 01/20/15		600	631

			18,717

Russia — 8.4%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)		771	721
7.750%, 04/28/21 (A)		910	792
Alfa Dividend Payment Rights Finance MTN
2.247%, 12/15/11 (A) (B)		24	23
Alfa Invest MTN
9.250%, 06/24/13 (A)		1,200	1,245
Alfa Issuance MTN
8.000%, 03/18/15		208	205
BOM Capital
6.699%, 03/11/15		1,300	1,281
Edel Capital for Sinek Capital SA
7.700%, 08/03/15		600	604
Evraz Group
6.750%, 04/27/18 (A)		1,037	926
Gaz Capital
4.950%, 05/23/16 (A)		1,978	1,973

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

MTS International
8.625%, 06/22/20 (A)	1,650	$1,767
Novatek Finance
6.604%, 02/03/21 (A)	3,048	3,139
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18	800	860
Russian Federation
12.750%, 06/24/28	3,220	5,538
7.500%, 03/31/30 (D)	34,826	40,834
Russian Foreign Bond - Eurobond
5.000%, 04/29/20	700	723
5.000%, 04/29/20 (A)	500	517
SCF Capital
5.375%, 10/27/17 (A)	2,831	2,484
Teorema Holding
11.000%, 10/27/09 (C) (I)	2,000	200
TNK-BP Finance
6.250%, 02/02/15 (A)	238	248
UBS (Vimpelcom)
8.250%, 05/23/16	190	190
VimpelCom Holdings
7.504%, 03/01/22	2,000	1,737
7.504%, 03/01/22 (A)	981	852
6.255%, 03/01/17	550	500
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18	1,100	1,100
9.125%, 04/30/18 (A)	400	400
7.748%, 02/02/21 (A)	3,830	3,409
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	3,000	3,111
6.902%, 07/09/20 (A)	3,135	3,251
6.800%, 11/22/25	2,000	1,995
6.800%, 11/22/25 (A)	1,000	998
5.450%, 11/22/17 (A)	800	802
VTB Capital
6.875%, 05/29/18	1,000	1,023
6.609%, 10/31/12 (A)	650	665
6.551%, 10/13/20 (A)	960	900
6.250%, 06/30/35	698	688

		85,701

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15	500	445
10.750%, 02/18/15 (A)	1,050	936

		1,381

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/21		200	$200
8.750%, 05/13/21 (A)		1,450	1,450

			1,650

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/21 (A)		1,350	1,296

Singapore — 0.7%
Bakrie Telecom
11.500%, 05/07/15		592	361
Sea Production
4.536%, 02/14/12		8,429	7,081
STATS ChipPac
5.375%, 03/31/16 (A)		224	219

			7,661

South Africa — 3.4%
Edcon Proprietary
9.500%, 03/01/18 (A)		1,200	936
4.778%, 06/15/14 (B)	EUR	3,275	3,329
Eskom Holdings
5.750%, 01/26/21 (A)		2,683	2,740
Gold Field Orogen
4.875%, 10/07/20		1,255	1,085
Myriad International Holding
6.375%, 07/28/17		390	417
6.375%, 07/28/17 (A)		1,335	1,428
Republic of South Africa
10.500%, 12/21/26	ZAR	10,910	1,576
8.500%, 06/23/17		3,038	3,691
6.875%, 05/27/19		3,807	4,492
6.750%, 03/31/21	ZAR	47,600	5,451
6.500%, 06/02/14		386	423
6.250%, 03/08/41		685	771
5.875%, 05/30/22		2,468	2,783
5.500%, 03/09/20		4,290	4,698
Transnet MTN
4.500%, 02/10/16 (A)		720	730

			34,550

South Korea — 0.2%
Export-Import Bank of Korea
8.125%, 01/21/14		1,062	1,178
4.375%, 09/15/21 (E)		810	791

			1,969

Sri Lanka — 0.4%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		1,200	1,268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	135

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.250%, 10/04/20	950	$945
6.250%, 07/27/21 (A)	2,165	2,186

		4,399

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	687

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	1,153	1,355
6.000%, 05/08/22	2,341	2,305
6.000%, 05/08/22 (A)	525	517

		4,177

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27	300	357

Turkey — 3.5%
Export Credit Bank of Turkey
5.375%, 11/04/16 (A)	1,000	997
Globus Capital Finance
8.500%, 03/05/12	700	686
Republic of Turkey
11.875%, 01/15/30	1,125	1,862
9.500%, 01/15/14	300	331
8.000%, 02/14/34	1,700	2,040
7.500%, 07/14/17	2,475	2,784
7.500%, 11/07/19	1,887	2,146
7.375%, 02/05/25	4,857	5,513
7.250%, 03/15/15	900	979
7.250%, 03/05/38	540	602
7.000%, 09/26/16	1,209	1,330
7.000%, 03/11/19	650	720
7.000%, 06/05/20	663	736
6.875%, 03/17/36	3,445	3,678
6.750%, 04/03/18	4,730	5,185
6.750%, 05/30/40	2,241	2,359
6.000%, 01/14/41	470	449
5.625%, 03/30/21	650	660
5.125%, 03/25/22	1,947	1,879
Yuksel Insaat
9.500%, 11/10/15	658	480

		35,416

Ukraine — 3.1%
Biz Finance for Ukreximbank
8.375%, 04/27/15	6,077	5,378
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	215	166

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston International (Export/Import - Ukraine)
6.800%, 10/04/12	800	$784
DTEK Finance
9.500%, 04/28/15 (A)	790	743
Ferrexpo Finance
7.875%, 04/07/16	1,200	1,074
7.875%, 04/07/16 (A)	605	541
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)	650	553
Government of Ukraine
7.950%, 02/23/21 (A)	350	306
7.750%, 09/23/20 (A)	500	431
7.650%, 06/11/13	1,896	1,820
6.875%, 09/23/15	200	182
6.875%, 09/23/15 (A)	2,329	2,119
6.580%, 11/21/16	670	583
6.250%, 06/17/16 (A)	3,393	2,952
Metalloinvest Finance
6.500%, 07/21/16 (A)	1,511	1,390
Metinvest
8.750%, 02/14/18 (A)	941	809
MHP
10.250%, 04/29/15	553	498
10.250%, 04/29/15 (A)	1,865	1,678
Mriya Agro Holding
10.950%, 03/30/16 (A)	617	578
NAK Naftogaz Ukraine
9.500%, 09/30/14	6,523	6,034
Oschadbank Via SSB No. #1
8.250%, 03/10/16	800	619
Springvale Holdings
9.181%, 09/07/09 (B) (C) (I)	1,000	75
UK Private Bank
8.000%, 02/06/12	2,700	2,603

		31,916

United Arab Emirates — 3.5%
Atlantic Finance
10.750%, 05/27/14	1,000	1,099
Dolphin Energy
5.888%, 06/15/19	884	953
5.888%, 06/15/19	265	286
5.888%, 06/15/19 (A)	177	191
DP World MTN
6.850%, 07/02/37	1,610	1,457
Dubai DOF Sukuk MTN
6.396%, 11/03/14	950	961
Dubai Electricity & Water Authority
8.500%, 04/22/15	1,202	1,286

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.500%, 04/22/15 (A)		2,450	$2,621
7.375%, 10/21/20 (A)		2,920	2,891
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	5,450	6,053
Dubai Holding MTN
6.000%, 02/01/17	GBP	850	962
Dubai Sukuk Centre
0.713%, 06/13/12 (B)		2,650	2,464
Emirate of Abu Dhabi MTN
7.750%, 10/05/20		1,150	1,173
6.750%, 04/08/19		800	960
6.750%, 04/08/19 (A)		670	804
6.700%, 10/05/15		350	359
Emirates Airlines
5.125%, 06/08/16		250	246
IPIC GMTN MTN
6.875%, 11/01/41 (A)		563	569
5.500%, 03/01/22 (A)		417	408
5.000%, 11/15/20		325	317
3.750%, 03/01/17 (A)		2,345	2,321
Jafz Sukuk
2.991%, 11/27/12 (B)	AED	25,100	6,286
MDC-GMTN MTN
5.500%, 04/20/21 (A)		864	905

			35,572

Uruguay — 2.5%
Republic of Uruguay
9.250%, 05/17/17		4,807	6,213
8.000%, 11/18/22		6,260	8,327
7.625%, 03/21/36		4,450	5,927
6.875%, 09/28/25		200	254
Republic of Uruguay PIK
7.875%, 01/15/33		3,320	4,478

			25,199

Venezuela — 4.9%
Bolivarian Republic of Venezuela
9.000%, 05/07/23		3,620	2,407
8.250%, 10/13/24		2,050	1,276
Government of Venezuela
13.625%, 08/15/18		2,435	2,326
13.625%, 08/15/18		737	704
12.750%, 08/23/22		7,175	6,278
11.950%, 08/05/31		5,350	4,253
10.750%, 09/19/13		900	902
9.375%, 01/13/34		1,020	673
9.250%, 09/15/27		1,525	1,071
9.250%, 05/07/28		1,700	1,101
8.500%, 10/08/14		1,320	1,214
7.750%, 10/13/19		1,350	921
7.650%, 04/21/25		1,550	946
7.000%, 03/31/38		200	110

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.000%, 12/09/20		900	$531
5.750%, 02/26/16		1,221	931
Petroleos de Venezuela
12.750%, 02/17/22		1,750	1,426
8.500%, 11/02/17		1,472	1,067
8.500%, 11/02/17		1,000	725
5.500%, 04/12/37		1,850	866
5.375%, 04/12/27		4,605	2,222
5.250%, 04/12/17		6,974	4,376
5.000%, 10/28/15		1,700	1,182
4.900%, 10/28/14		16,254	12,516

			50,024

Vietnam — 0.3%
Socialist Republic of Vietnam
6.875%, 01/15/16		800	822
6.750%, 01/29/20		1,950	1,950

			2,772

Total Global Bonds (Cost $946,532) ($ Thousands)			978,770

LOAN PARTICIPATIONS — 0.9%

Angola — 0.1%
Republic of Angola
3.748%, 04/30/16 (H) (I)	EUR	1,083	1,349

Argentina — 0.0%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12		347	347

Brazil — 0.1%
Virgolino de Oliveira
5.257%, 11/03/15		600	578

Indonesia — 0.4%
PT Bumi Resources
11.190%, 08/07/13		1,973	1,985
PT Bumi, Ser Tranche A
7.663%, 03/02/12 (F)		1,213	1,001
PT Bumi, Ser Tranche B
7.663%, 03/02/12 (F)		969	799

			3,785

Singapore — 0.3%
Morton Bay Senior
6.220%, 01/31/12 (H) (I)		3,020	2,584

Total Loan Participations (Cost $9,563) ($ Thousands)			8,643

CONVERTIBLE BONDS — 0.4%
FirstSource Solutions CV to 42,549.14 Shares
6.115%, 12/04/12 (F)		2,100	2,488

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	137

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2011

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Sino-Forest CV to 47.2619 Shares
4.250%, 12/15/16		50	$19
4.250%, 12/15/16 (A) (C)		781	285
Suzlon Energy CV to 22.6830 Shares
3.961%, 06/12/12 (F)		918	1,111
Suzlon Energy CV to 533.2762 Shares
2.561%, 07/25/14 (F)		500	440

Total Convertible Bonds (Cost $3,790) ($ Thousands)			4,343

TIME DEPOSITS — 2.0%

United States — 2.0%
Brown Brothers Harriman
0.096%, 12/01/11	EUR	133	179
0.030%, 12/01/11		20,395	20,395

Total Time Deposits (Cost $20,574) ($ Thousands)			20,574

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.140%†* (G)		4,017,108	3,789

Total Affiliated Partnership (Cost $4,017) ($ Thousands)			3,789

Total Investments — 99.1% (Cost $984,476) ($ Thousands)			$1,016,119

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30-Year Bond	(16)	Dec-2011	$44
U.S. 10-Year Treasury Note	5	Mar-2012	(3)
U.S. Ultra Long Treasury Bond	12	Apr-2012	(36)

			$5

For the period ended November 30, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/11-1/4/12	BRL	97,733	USD	54,140	$76
12/2/11-2/3/12	USD	9,610	BRL	17,409	(3)
12/7/11-2/3/12	KRW	6,750,000	USD	5,955	48
12/19/11-2/3/12	EUR	31,829	USD	43,163	307
12/28/11	GBP	680	USD	1,078	9
1/9/12	INR	416,926	USD	7,879	(56)
1/9/12-2/6/12	USD	8,810	INR	416,926	(895)
1/13/12	MXP	226,565	USD	16,302	(335)
1/13/12	USD	1,990	PHP	83,000	(93)
1/13/12-2/3/12	USD	6,550	MXP	91,020	130
1/19/12	THB	60,000	USD	1,920	(1)
1/25/12	CZK	49,000	EUR	1,912	(41)
2/3/12	COP	3,650,000	USD	1,912	42
2/3/12	EUR	2,090	HUF	640,000	6
2/3/12	HUF	1,080,000	EUR	3,512	(29)
2/3/12	RUB	59,000	USD	1,863	(40)
2/3/12	USD	572	EUR	427	3
2/3/12	USD	2,891	ILS	10,600	(73)
2/3/12	USD	1,133	KRW	1,270,000	(22)
2/3/12	USD	1,914	MYR	6,000	(30)
2/3/12	USD	1,911	RUB	59,000	(8)
2/3/12	USD	3,866	SGD	4,910	(32)
3/12/12-5/16/12	USD	6,927	CNY	44,196	12
5/16/12	CNY	26,196	USD	4,134	19

					$(1,006)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(35,589)	35,401	$(188)
Brown Brothers Harriman	(30,171)	30,137	(34)
Citigroup	(32,802)	33,007	205
HSBC	(19,860)	20,065	205
JPMorgan Chase	(15,003)	15,093	90
Standard Bank	(7,935)	7,879	(56)
UBS	(53,283)	52,055	(1,228)

			$(1,006)

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open swap agreements held by the Fund at November 30, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,475,000	$461
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,497,000	438

							$899

For the period ended November 30, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Percentages are based on a Net Assets of $1,025,604 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security in default on interest payments.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2011. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $3,787 ($ Thousands).

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $3,789 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of November 30, 2011 was $4,071 ($ Thousands) and represented 0.40% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2011 was $4,346 ($ Thousands) and represented 0.42% of Net Assets.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit-Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli New Sheckel

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$978,770	$—	$978,770
Loan Participations	—	—	8,643	8,643
Convertible Bonds	—	4,343	—	4,343
Time Deposits	20,574	—	—	20,574
Affiliated Partnership	—	3,789	—	3,789

Total Investments in Securities	$20,574	$986,902	$8,643	$1,016,119

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$5	$—	$—	$5
Forwards Contracts*	—	(1,006)	—	(1,006)
Total Return Swaps*	—	899	—	899

Total Other Financial Instruments	$5	$(107)	$—	$(102)

*	Future contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Beginning balance as of June 1, 2011	$7,038
Accrued discounts/premiums	6
Realized gain/(loss)	321
Change in unrealized appreciation/(depreciation)	(546)
Net purchases/sales	(2,885)
Net transfer in and/or out of Level 3	4,709

Ending balance as of November 30, 2011	$8,643

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(958)

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	139

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 95.6%
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/16	$5,786	$6,720
2.000%, 01/15/14	24,557	26,131
2.000%, 07/15/14	22,221	24,051
2.000%, 01/15/16	24,492	27,488
1.875%, 07/15/13	16,362	17,121
1.875%, 07/15/15	12,481	13,831
1.625%, 01/15/15	24,062	26,090
1.250%, 04/15/14	23,291	24,518
0.625%, 04/15/13	14,432	14,676
0.500%, 04/15/15	36,042	37,855
0.125%, 04/15/16	30,246	31,621
U.S. Treasury Notes
1.500%, 08/31/18	11,000	11,024
0.500%, 10/15/14	5,875	5,894
U.S. Treasury Notes, Ser 2006-
4.500%, 02/15/16	9,475	10,957

Total U.S. Treasury Obligations (Cost $267,818) ($ Thousands)		277,977

TIME DEPOSIT — 2.5%
Brown Brothers Harriman
0.030%, 12/01/11	7,202	7,202

Total Time Deposit (Cost $7,202) ($ Thousands)		7,202

Total Investments — 98.1% (Cost $275,020) ($ Thousands)		$285,179

Percentages are based on a Net Assets of $290,648 ($ Thousands)

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$277,977	$—	$277,977
Time Deposit	7,202	—	—	7,202

Total Investments in Securities	$7,202	$277,977	$—	$285,179

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended, November 30, 2011 there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
FHLB
0.020%, 02/08/12 (A)	$17,000	$16,999
FHLMC DN
0.025%, 02/21/12 (A)	16,000	15,999

Total U.S. Government Agency Obligations (Cost $32,998) ($ Thousands)		32,998

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bills
0.043%, 04/26/12 (A) (B)	14,000	13,998
U.S. Treasury Notes
4.000%, 08/15/18	7,500	8,746

Total U.S. Treasury Obligations (Cost $22,767) ($ Thousands)		22,744

CASH EQUIVALENT — 85.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040%†*	407,643,571	407,644

Total Cash Equivalent (Cost $407,644) ($ Thousands)		407,644

Total Investments — 97.0% (Cost $463,409) ($ Thousands)		$463,386

The open futures contracts held by the Fund at November 30, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	5,264	Dec-2011	$20,217
U.S. 10-Year Treasury Note	1,015	Mar-2012	(628)

			$19,589

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $477,811 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

S&P — Standard & Poor’s

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$32,998	$—	$32,998
U.S. Treasury Obligations	—	22,744	—	22,744
Cash Equivalent	407,644	—	—	407,644

Total Investments in Securities	$407,644	$55,742	$—	$463,386

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$19,589	$—	$—	$19,589

Total Other Financial Instruments	$19,589	$—	$—	$19,589

*	Future contracts are value at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	141

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) — 48.4%
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/16	$9,297	$10,798
2.000%, 01/15/14	1,645	1,751
2.000%, 07/15/14	12,290	13,302
2.000%, 01/15/16	2,955	3,317
1.875%, 07/15/13	9,123	9,546
1.875%, 07/15/15	9,163	10,153
1.625%, 01/15/15	6,280	6,809
1.250%, 04/15/14	2,010	2,116
0.500%, 04/15/15	1,984	2,084
0.125%, 04/15/16	1,326	1,386

Total U.S. Treasury Obligations (Cost $61,344) ($ Thousands)		61,262

COMMON STOCK — 15.2%

Consumer Discretionary — 0.1%
Hyatt Hotels, Cl A*	3,870	138

Consumer Staples — 0.6%
Bunge	8,040	502
Tyson Foods, Cl A	15,120	305

		807

Energy — 6.8%
Anadarko Petroleum	9,000	731
Chevron	11,300	1,162
ConocoPhillips	7,140	509
Devon Energy	7,850	514
EOG Resources	3,770	391
Exxon Mobil	38,280	3,079
Marathon Petroleum	12,600	421
Noble Energy	3,340	329
Occidental Petroleum	8,980	888
Schlumberger	5,930	447
Stone Energy*	4,670	132

		8,603

Description	Shares	Market Value ($ Thousands)

Financials — 6.8%
American Campus Communities‡	7,410	$291
Ashford Hospitality Trust‡	15,860	126
Associated Estates Realty‡	12,930	209
BioMed Realty Trust‡	14,890	265
Boston Properties‡	5,540	528
BRE Properties‡	3,710	181
Camden Property Trust‡	3,470	200
DDR‡	5,700	67
Digital Realty Trust‡	6,460	410
Douglas Emmett‡	15,350	276
Duke Realty‡	24,860	288
EastGroup Properties‡	4,080	174
Essex Property Trust‡	1,730	230
Extra Space Storage‡	11,847	285
General Growth Properties‡	20,330	286
Glimcher Realty Trust‡	19,860	173
Host Hotels & Resorts‡	14,070	199
LaSalle Hotel Properties‡	5,020	118
Macerich‡	5,160	259
National Health Investors‡	616	26
Post Properties‡	5,740	230
ProLogis‡	11,720	326
Public Storage‡	4,110	542
Rayonier‡	3,520	143
Simon Property Group‡	10,720	1,333
SL Green Realty‡	4,520	298
Sovran Self Storage‡	3,931	164
Tanger Factory Outlet Centers‡	6,460	183
Ventas‡	11,380	600
Weyerhaeuser‡	8,530	143

		8,553

Materials — 0.9%
Commercial Metals	19,710	275
Freeport-McMoRan Copper & Gold, Cl B	11,460	454
Monsanto	5,960	438

		1,167

Telecommunication Services — 0.0%
American Tower, Cl A*	990	58

Total Common Stock (Cost $18,841) ($ Thousands)		19,326

EXCHANGE TRADED FUND — 14.8%

United States — 14.8%
Credit Suisse Commodity Return Strategy Fund	2,206,243	18,753

Total Exchange Traded Fund (Cost $20,897) ($ Thousands)		18,753

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 14.7%

Australia — 0.7%
BHP Billiton	9,600	$359
Goodman Group‡	132,760	84
GPT Group‡	25,600	84
OneSteel	156,300	140
Rio Tinto	1,500	102
Westfield Retail Trust‡	32,870	88

		857

Brazil — 1.0%
Multiplan Empreendimentos Imobiliarios	2,900	58
Petroleo Brasileiro ADR	31,660	854
Petroleo Brasileiro ADR, Cl A	12,550	315
Rossi Residencial	9,300	52

		1,279

Canada — 3.7%
Agrium	6,110	430
Allied Properties‡	9,630	227
Canadian‡	8,190	291
Canadian Apartment Properties‡	4,100	85
Cominar‡	10,580	234
Dundee (Canada)‡	9,060	291
Goldcorp	11,000	595
IAMGOLD	22,240	451
Kinross Gold	27,080	382
Morguard‡	4,894	76
New Gold*	16,100	181
Nexen	16,000	267
Penn West Petroleum	9,820	181
Potash Corp of Saskatchewan	3,720	161
RioCan‡	68	2
Suncor Energy	26,310	795

		4,649

China — 0.5%
China Petroleum & Chemical	524,000	554
Soho China	81,000	55

		609

France — 0.5%
Total	7,950	411
Unibail-Rodamco‡	1,435	268

		679

Germany — 0.3%
GSW Immobilien*	3,570	114
ThyssenKrupp	9,930	257

		371

Description	Shares	Market Value ($ Thousands)

Hong Kong — 0.4%
Great Eagle Holdings	25,000	$51
KWG Property Holding	71,000	24
Link‡	34,000	123
Sun Hung Kai Properties	15,000	186
Wharf Holdings	35,000	171

		555

Indonesia — 0.2%
Borneo Lumbung Energi & Metal*	2,100,500	194

Japan — 0.3%
JFE Holdings	14,300	263
Sumitomo Realty & Development	3,000	59

		322

Netherlands — 1.8%
Koninklijke DSM	5,160	252
LyondellBasell Industries, Cl A	7,430	243
Royal Dutch Shell, Cl A	38,540	1,349
Royal Dutch Shell, Cl B	11,750	424

		2,268

Norway — 0.3%
Seadrill	10,950	382

Russia — 0.9%
Gazprom OAO ADR	66,880	773
Lukoil OAO ADR	6,720	379

		1,152

Singapore — 0.1%
CapitaLand	92,000	186

South Africa — 0.1%
Exxaro Resources	8,060	180

Switzerland — 0.3%
Transocean	8,400	360

Thailand — 0.4%
Banpu	13,500	242
PTT NVDR	24,900	251

		493

United Kingdom — 3.2%
Anglo American	13,420	514
BG Group	27,670	595
BHP Billiton	6,920	213
BP	191,220	1,388
Hammerson‡	30,120	186
Intercontinental Hotels Group	7,620	133
Mondi	24,890	180

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	143

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto	14,830	$783
Telecity Group*	12,084	117

		4,109

Total Foreign Common Stock (Cost $19,442) ($ Thousands)		18,645

CORPORATE OBLIGATIONS — 3.3%

Consumer Discretionary — 0.6%
CBS
5.750%, 04/15/20	$45	49
Comcast
6.450%, 03/15/37	40	46
5.300%, 01/15/14	65	70
DIRECTV Holdings LLC
4.600%, 02/15/21	130	131
Time Warner
4.700%, 01/15/21	130	137
Time Warner Cable
4.125%, 02/15/21	65	65
4.000%, 09/01/21	75	73
Viacom
4.500%, 03/01/21	130	133

		704

Consumer Staples — 0.1%
Bunge Finance
4.100%, 03/15/16	125	127

Energy — 0.5%
Energy Transfer Partners
5.950%, 02/01/15	50	54
4.650%, 06/01/21	85	82
Kinder Morgan Energy Partners
4.150%, 03/01/22	56	56
Nabors Industries
9.250%, 01/15/19	84	103
Noble Energy
8.250%, 03/01/19	100	129
Spectra Energy Capital LLC
6.200%, 04/15/18	115	130
Valero Energy
6.125%, 02/01/20	115	125

		679

Financials — 1.0%
American International Group
6.400%, 12/15/20	60	59
5.600%, 10/18/16	60	58
Bank of America
3.625%, 03/17/16	65	57
Capital One Financial
4.750%, 07/15/21	55	56

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
6.875%, 03/05/38	$40	$42
Goldman Sachs Group MTN
6.750%, 10/01/37	40	35
5.375%, 03/15/20	40	38
3.625%, 02/07/16	40	38
Hartford Financial Services Group
5.500%, 03/30/20	80	78
HCP
5.375%, 02/01/21‡	125	129
HSBC Finance
6.676%, 01/15/21 (B)	60	59
JPMorgan Chase
6.400%, 05/15/38	40	46
Markel
7.125%, 09/30/19	115	132
Marsh & McLennan
5.750%, 09/15/15	60	66
4.800%, 07/15/21	65	69
MetLife
7.717%, 02/15/19	50	61
5.700%, 06/15/35	65	68
Morgan Stanley
4.750%, 04/01/14	40	38
Nationwide Financial Services
5.375%, 03/25/21 (B)	130	126

		1,255

Health Care — 0.1%
Humana
6.450%, 06/01/16	115	127

Industrials — 0.2%
Republic Services
3.800%, 05/15/18	130	135
Ryder System MTN
3.500%, 06/01/17	130	134

		269

Information Technology — 0.1%
Xerox
4.500%, 05/15/21	110	110

Materials — 0.2%
Dow Chemical
5.900%, 02/15/15	55	61
4.250%, 11/15/20	65	65
International Paper
7.950%, 06/15/18	110	131

		257

Telecommunication Services — 0.2%
American Tower
5.050%, 09/01/20	145	145

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Cellular
6.700%, 12/15/33	$130	$128

		273

Utilities — 0.3%
Constellation Energy Group
5.150%, 12/01/20	130	137
FirstEnergy Solutions
6.800%, 08/15/39	60	66
6.050%, 08/15/21	55	60
Nisource Finance
6.125%, 03/01/22	100	113

		376

Total Corporate Obligations (Cost $4,320) ($ Thousands)		4,177

ASSET-BACKED SECURITIES — 2.5%

Automotive — 1.6%
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	525	524
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	100	100
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	70	69
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	160	160
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.799%, 09/15/14 (C)	415	419
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (B)	135	135
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	125	125
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (B)	202	202
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/14 (B)	185	185
Santander Drive Auto Receivables Trust, Ser 2011-4, Cl A2
1.370%, 03/16/15	79	79

		1,998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.419%, 04/17/17 (C)	$285	$285
GE Capital Credit Card Master Note Trust, Ser 2011-2, Cl A
0.729%, 05/15/19 (C)	420	422
Penarth Master Issuer, Ser 2010-2A, Cl A2
1.002%, 12/18/14 (B) (C)	420	420

		1,127

Total Asset-Backed Securities (Cost $3,128) ($ Thousands)		3,125

MORTGAGE-BACKED SECURITIES — 2.7%

Agency Mortgage-Backed Obligations — 1.5%
FHLMC ARM
4.121%, 10/01/39 (C)	480	507
FNMA ARM
4.759%, 10/01/39 (C)	460	491
FNMA TBA
3.500%, 12/01/40	830	846

		1,844

Non-Agency Mortgage-Backed Obligations — 1.2%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	300	319
Citigroup, Ser 2006-CD3, Cl A2
5.560%, 10/15/48	284	288
JP Morgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.005%, 06/15/49 (C)	185	193
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/49	300	314
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	274	278
Morgan Stanley Capital I, Ser IQ12, Cl A4
5.332%, 12/15/43	150	166

		1,558

Total Mortgage-Backed Securities (Cost $3,378) ($ Thousands)		3,402

FOREIGN BONDS — 1.6%
AngloGold Ashanti Holdings
5.375%, 04/15/20	135	132
ArcelorMittal
5.500%, 03/01/21	60	53
Asciano Finance
5.000%, 04/07/18 (B)	130	132
Barclays Bank
5.000%, 09/22/16	100	102

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	145

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2011

Description	Face Amount (Thousands) (1)/Shares/Contracts		Market Value ($ Thousands)

Barclays Bank
5.125%, 01/08/20		100	$98
BBVA US Senior SAU
3.250%, 05/16/14		135	125
Delhaize Group
6.500%, 06/15/17		115	134
Deutsche Telekom International Finance BV
8.750%, 06/15/30		100	136
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/16		130	136
Mexican Bonos
8.000%, 06/11/20	MXP	3,846	318
Perusahaan Listrik Negara
5.500%, 11/22/21 (B)		200	197
Petronas Capital
5.250%, 08/12/19 (B)		125	139
Royal Bank of Scotland
6.125%, 01/11/21		65	64
4.875%, 03/16/15		100	97
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18 (B)		100	107
Telecom Italia Capital
7.175%, 06/18/19		60	54
5.250%, 10/01/15		65	59

Total Foreign Bonds (Cost $2,161) ($ Thousands)			2,083

PREFERRED STOCK — 0.6%

Brazil — 0.6%
Vale, Cl A		2,250	49
Vale ADR, Cl B		30,750	672

Total Preferred Stock (Cost $842) ($ Thousands)			721

PURCHASED OPTION — 0.0%

United States — 0.0%
January 2012 SPX U.S. Index, Expires 01/21/12, Strike Price: $1,100*		26	31

Total Purchased Option (Cost $57) ($ Thousands)			31

Total Investments — 103.8% (Cost $134,410) ($ Thousands)			$131,525

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(28)	Mar-2012	$21
U.S. 5-Year Treasury Note	(3)	Mar-2012	—
U.S. Long Treasury Bond	(10)	Mar-2012	38

			$59

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/15/11	AUD	2,236	USD	2,306	$14
12/15/11	CAD	5,560	USD	5,473	6
12/15/11	CHF	227	USD	247	(2)
12/15/11	CNY	3,530	USD	558	4
12/15/11	EUR	3,112	USD	4,290	101
12/15/11	GBP	2,706	USD	4,343	88
12/15/11	IDR	2,271,300	USD	253	4
12/15/11	INR	8,545	USD	172	9
12/15/11	JPY	37,910	USD	488	(1)
12/15/11	NOK	1,812	USD	323	9
12/15/11	RUB	41,871	USD	1,375	16
12/15/11	SGD	303	USD	239	3
12/15/11	THB	16,438	USD	534	7
12/15/11	TRY	363	USD	203	5
12/15/11	USD	247	AUD	256	15
12/15/11	USD	269	CAD	279	6
12/15/11	USD	380	EUR	278	(6)
12/15/11	USD	164	INR	8,545	(1)
12/15/11	USD	244	RUB	7,728	7
12/15/11	USD	52	SGD	68	1
12/15/11	USD	195	TRY	363	3
12/15/11	ZAR	2,118	USD	268	7
1/4/2012	BRL	2,886	USD	1,633	43

					$338

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(23,945)	24,283	$338

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

The open swap agreements held by the Fund at November 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	CDX.NA.IG.17.1	Sell	1.00%	12/20/16	$(890)	$6

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	$5,791	$43
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	7,018	52
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	637	4
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 8 Bps	08/15/12	1,234	9
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 4 Bps	08/15/12	1,473	11
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 6.5 Bps	09/17/12	725	6
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Minus 6 Bps	10/15/12	452	3
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 10 Bps	10/15/12	108	1
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 5 Bps	11/15/12	504	4
UBS Warburg	S&P 500 TR Index	Index Return	1-Month LIBOR Plus 6 Bps	12/17/12	1,450	(37)

						$96

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	3 Month US LIBOR	2.35%	10/13/21	$960	$18
Deutsche Bank	0.69%	3 Month US LIBOR	10/13/13	4,910	(7)

					$11

For the period ended November 30, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open reverse repurchase agreements held by the Fund as of November 30, 2011, is as follows:

Principal Amount ($ Thousands)	Coupon Rate (bps)	Counterparty	Value ($ Thousands)
$1,317	20	Bank of America Securities LLC	$1,317
2,941	16	Bank of America Securities LLC	2,941
541	12	Bank of America Securities LLC	541
651	9	Bank of America Securities LLC	651
529	15	Bank of America Securities LLC	528
649	12	Bank of America Securities LLC	649
1,703	19	Bank of America Securities LLC	1,703
1,584	19	Bank of America Securities LLC	1,584
525	14	Bank of America Securities LLC	525

			$10,439

Percentages are based on a Net Assets of $126,668 ($ Thousands)

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2011. The date reported on the Schedule of Investments is the final maturity date.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

Bps — Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXP — Mexican Peso

NOK — Norwegian Kroner

NVDR — Non-Voting Depositary Receipt

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

THB — Thai Baht

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	147

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

November 30, 2011

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$61,262	$—	$61,262
Common Stock	19,326	—	—	19,326
Exchange Traded Fund	18,753	—	—	18,753
Foreign Common Stock	18,645	—	—	18,645
Corporate Obligations	—	4,177	—	4,177
Asset-Backed Securities	—	3,125	—	3,125
Mortgage-Backed Securities	—	3,402	—	3,402
Foreign Bonds	—	2,083	—	2,083
Preferred Stock	721	—	—	721
Purchased Option	31	—	—	31

Total Investments in Securities	$57,476	$74,049	$—	$131,525

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$59	$—	$—	$59
Forwards Contracts*	338	—	—	338
Credit Default Swaps*	—	6	—	6
Total Return Swaps*	—	96	—	96
Interest Rate Swaps*	—	11	—	11
Reverse Repurchase Agreements	—	10,439	—	10,439

Total Other Financial Instruments	$397	$10,552	$—	$10,949

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

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Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2011

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
ASSETS:
Investments, at value†	$1,476,337	*	$304,328		$5,867,347	*
Affiliated investment, at value††	164,065		8,768		1,246,799
Cash	5		—		17
Foreign currency, at value†††	—		—		—
Receivable for fund shares sold	13,124		332		11,510
Dividends and interest receivable	3,169		724		16,037
Receivable for variation margin	1,713		195		38,454
Receivable for investment securities sold	1,105		188		78,015
Foreign tax reclaim receivable	38		5		35
Unrealized gain on forward foreign currency contracts	—		—		—
Prepaid expenses	13		3		69
Total Assets	1,659,569		314,543		7,258,283
LIABILITIES:
Payable upon return on securities loaned	106,910		—		374,241
Payable for investment securities purchased	5,859		382		72,192
Payable for fund shares redeemed	5,472		739		30,618
Investment advisory fees payable	302		75		941
Payable for variation margin	15		—		—
CCO fees payable	4		1		20
Trustees fees payable	3		1		13
Payable to custodian	—		—		—
Unrealized loss on forward foreign currency contracts	—		—		—
Accrued expense payable	44		14		188
Total Liabilities	118,609		1,212		478,213
Net Assets	$1,540,960		$313,331		$6,780,070
†Cost of investments and repurchase agreements	1,365,031		293,318		5,493,098
††Cost of affiliated investments	164,882		8,768		1,425,138
†††Cost of foreign currency	—		—		—
* Includes market value of securities on loan	109,066		—		382,419
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,388,322		$432,039		$7,987,094
Undistributed net investment income	4,158		26		2,686
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	37,555		(129,831)		(1,464,716)
Net unrealized appreciation (depreciation) on investments and option contracts	110,489		11,010		195,910
Net unrealized appreciation (depreciation) on futures contracts	436		87		59,096
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,540,960		$313,331		$6,780,070
Net Asset Value, Offering and Redemption Price Per Share — Class A	$16.93		$8.88		$10.02
	($1,540,959,816 ÷ 91,002,936 shares	)	($313,330,809 ÷ 35,278,912 shares	)	($6,780,070,393 ÷ 676,466,540 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund

$786,543	*	$ 626,690	*	$1,966,275	*	$350,560		$ 379,068 *
78,167		201,257		605,221		8,786		15,718
—		—		9		—		423
—		—		—		9		291
5,729		8,216		10,764		3,523		1,446
2,083		467		1,626		969		1,148
1,040		1,009		2,446		505		159
8		3,371		10,132		12,522		140
—		—		—		1		803
—		—		—		—		100
6		5		17		2		4
873,576		841,015		2,596,490		376,877		399,300

58,757		189,370		540,266		—		15,434
4,602		2,857		17,376		—		232
678		291		4,951		14,386		719
28		272		795		95		108
15		—		—		—		16
2		2		6		—		1
1		1		4		—		1
—		18		—		—		—
—		1		—		—		—
23		27		64		4		94
64,106		192,839		563,462		14,485		16,605
$809,470		$ 648,176		$2,033,028		$362,392		$ 382,695
646,965		632,331		1,889,287		326,604		408,166
78,985		207,365		613,943		8,786		16,493
—		—		—		9		286
59,809		192,781		551,703		—		13,679

$699,480		$ 908,835		$2,104,002		$311,062		$ 818,483
2,883		1,028		7,826		1,094		9,739
(33,002)		(250,299)		(148,896)		25,820		(415,529)
138,760		(11,749)		68,266		23,956		(29,873)
1,349		361		1,830		460		(51)
—		—		—		—		(74)
$809,470		$ 648,176		$2,033,028		$362,392		$ 382,695
$108.24		$11.72		$11.88		$11.69		$6.72
($809,469,905 ÷ 7,478,287 shares	)	($648,176,414 ÷ 55,316,569 shares	)	($2,033,027,864 ÷ 171,089,626 shares	)	($362,391,706 ÷ 30,991,149 shares	)	($382,694,513 ÷ 56,976,396 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	151

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2011

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
ASSETS:
Investments, at value†	$4,371,690 *	$44,990	$111,582	$6,371,157	*
Affiliated investments, at value††	374,193	1,603	122,631	930,837
Cash	74,313	436	354	296
Foreign currency, at value†††	16,455	74	—	323
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	—	45	2,350
Receivable for fund shares sold	36,708	347	62	18,924
Dividends and interest receivable	7,735	76	636	38,105
Receivable for investment securities sold	3,147	24	656	1,101,328
Foreign tax reclaim receivable	2,594	60	1	36
Unrealized gain on forward foreign currency contracts	519	7	—	1,120
Receivable for variation margin	414	55	10	2,280
Unrealized gain on foreign spot currency contracts	14	—	—	85
Swap contracts, at value ††††	—	—	—	6,496
Prepaid expenses	39	—	2	56
Total Assets	4,887,821	47,672	235,979	8,473,393
LIABILITIES:
Payable upon return on securities loaned	377,467	—	—	596,793
Payable for investment securities purchased	14,839	8	4,395	1,591,871
Payable for fund shares redeemed	13,144	1,227	1,731	22,279
Unrealized loss on foreign spot currency contracts	3	—	—	84
Payable for variation margin	68	3	1	43
Unrealized loss on forward foreign currency contracts	44	—	—	36
Income distribution payable	—	—	—	663
Swap contracts, at value††††	—	—	—	6,895
Options written, at value†††††	—	—	—	91
Payable to custodian	—	—	—	—
Reverse repurchase agreements	—	—	—	—
Investment advisory fees payable	1,554	16	73	699
CCO fees payable	13	—	1	15
Trustees fees payable	9	—	—	10
Accrued expense payable	321	52	5	150
Total Liabilities	407,462	1,306	6,206	2,219,629
Net Assets	$4,480,359	$46,366	$229,773	$6,253,764
†Cost of investments and repurchase agreements	4,492,739	47,745	115,732	6,275,014
††Cost of affiliated investments	377,467	1,603	142,018	941,516
†††Cost of foreign currency	17,050	80	—	325
††††Premiums received	—	—	—	3,990
†††††Premiums received	—	—	—	143
* Includes market value of securities on loan	381,218	—	—	576,125
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$5,157,988	$65,503	$280,211	$6,127,971
Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	85,827	879	4,396	(13,000)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	(638,611)	(17,259)	(31,303)	53,667
Net unrealized appreciation (depreciation) on investments and option contracts	(124,323)	(2,755)	(23,537)	85,517
Net unrealized appreciation (depreciation) on futures contracts	(447)	(5)	6	2,932
Net unrealized appreciation (depreciation) on swap contracts	—	—	—	(4,389)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(75)	3	—	1,066
Net Assets	$4,480,359	$46,366	$229,773	$6,253,764
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.82	$7.42	$7.82	$10.52
	($4,480,358,604 ÷ 456,365,318 shares )	($46,365,920 ÷ 6,246,528 shares )	($229,773,008 ÷ 29,369,749 shares )	($6,253,763,566 ÷ 594,587,644 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

High Yield Bond Fund		Long Duration Fund		Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$1,869,057		$3,419,309		$498,544	$1,012,330	*	$285,179		$ 55,742	$131,525
106,103		33,242		16	3,789		—		407,644	—
—		1		498	—		—		—	1,141
—		—		—	64		—		—	82

—		—		104	433		—		600	—
7,007		22,677		10,758	5,021		3,037		2,237	13,595
37,072		39,652		1,527	17,818		1,208		96	588
9,241		8,000		7	2,663		4,032		—	262
—		—		5	—		—		—	—
—		—		—	652		—		—	348
—		412		28	—		—		13,028	28
—		—		—	920		—		—	1
1,622		559		—	4,845		—		—	19,662
3		32		4	7		3		4	—
2,030,105		3,523,884		511,491	1,048,542		293,459		479,351	167,232

—		—		—	4,017		—		—	—
39,501		10,203		30,732	6,379		—		—	10,370
20,082		4,345		598	8,603		2,757		944	140
—		—		—	—		—		—	—
—		2,516		—	44		—		396	—
—		—		—	1,658		—		—	10
286		147		2	—		—		—	—
—		—		—	—		—		—	19,566
—		—		—	—		—		—	—
2,477		—		—	1,721		—		—	—
—		—		—	—		—		—	10,439
525		536		57	453		46		188	32
5		7		1	2		1		1	—
3		4		1	2		1		1	—
61		73		12	59		6		10	7
62,940		17,831		31,403	22,938		2,811		1,540	40,564
$1,967,165		$3,506,053		$480,088	$1,025,604		$290,648		$477,811	$126,668
1,906,894		3,122,701		501,665	980,459		275,020		55,765	134,410
106,103		33,242		16	4,017		—		407,644	—
—		—		—	64		—		—	82
1,546		353		—	3,946		—		—	(17)
—		—		—	—		—		—	—
—		—		—	3,787		—		—	—

$2,080,743		$3,036,813		$484,324	$974,442		$273,616		$472,623	$131,043

4,437		243		(153)	11,017		1,176		(1,050)	248

(80,254)		173,927		(983)	7,877		5,697		(13,328)	(2,249)

(37,837)		296,608		(3,121)	31,643		10,159		(23)	(2,885)
—		(1,744)		21	5		—		19,589	59
76		206		—	899		—		—	113

—		—		—	(279)		—		—	339
$1,967,165		$3,506,053		$480,088	$1,025,604		$290,648		$477,811	$126,668
$8.93		$9.53		$9.90	$11.13		$10.49		$10.79	$9.58
($1,967,164,771 220,371,542 shares	÷ )	($3,506,053,304 ÷ 367,991,099 shares	)	($480,087,621 ÷ 48,501,762 shares )	($1,025,603,833 ÷ 92,159,186 shares	)	($290,648,229 ÷ 27,714,938 shares	)	($477,811,357 ÷ 44,299,424 shares )	($126,667,929 13,225,046 shares	÷ )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	153

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2011

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$12,791	$2,768	$61,239
Dividends from Affiliated Registered Investment Company(1)	6	1	29
Interest Income	—	—	40
Security Lending Income — Net	96	—	271
Less: Foreign Taxes Withheld	—	—	—
	12,893	2,769	61,579
Expenses:
Investment Advisory Fees	3,013	643	13,847
Administration Fees	377	80	1,731
Trustee Fees	10	2	48
Chief Compliance Officer Fees	4	1	17
Custodian/Wire Agent Fees	45	10	209
Professional Fees	28	6	132
Printing Fees	8	2	37
Registration Fees	4	—	21
Overdraft Fees	—	—	—
Other Expenses	23	9	92
Total Expenses	3,512	753	16,134
Less:
Waiver of Investment Advisory Fees	(1,166)	(166)	(7,950)
Waiver of Administration Fees	(377)	(80)	(1,731)
Fees Paid Indirectly(1)	(52)	(6)	(151)
Net Expenses	1,917	501	6,302
Net Investment Income	10,976	2,268	55,277
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	46,040	11,282	295,252
Affiliated Investments	—	—	18,423
Futures Contracts	(1,774)	(609)	(119,300)
Foreign Currency Transactions	(40)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(165,462)	(35,303)	(790,790)
Affiliated Investments	(229)	—	(21,762)
Futures Contracts	(1,064)	(39)	33,847
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$(111,553)	$(22,401)	$(529,053)

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Large Cap Index Fund	Small Cap Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund

$7,713	$3,383	$10,873	$2,725	$5,063
3	2	9	1	1
1	59	132	—	1
68	550	1,259	—	377
(2)	(5)	(21)	(18)	(337)
7,783	3,989	12,252	2,708	5,105

634	2,064	6,626	709	1,168
187	159	510	55	116
5	4	14	1	3
2	2	5	1	1
21	20	62	4	132
14	12	39	3	11
4	3	11	1	2
4	2	4	1	1
—	—	—	—	12
16	20	34	4	42
887	2,286	7,305	779	1,488

(470)	(408)	(1,684)	(341)	(369)
(187)	(159)	(510)	(55)	(116)
(8)	(17)	(50)	—	—
222	1,702	5,061	383	1,003
7,561	2,287	7,191	2,325	4,102

19,248	24,100	70,850	2,634	(8,729)
—	—	—	—	—
(2,257)	213	(7,162)	443	(2,227)
—	(1)	(18)	25	(734)

(76,195)	(112,129)	(350,901)	(3,066)	(88,460)
(234)	(494)	(1,260)	—	39
389	(11)	457	383	(21)
—	—	—	—	30
$(51,488)	$(86,035)	$(280,843)	$2,744	$(96,000)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	155

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2011

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
Investment Income
Dividends	$51,796	$532	$—	$—
Dividends from Affiliated Registered Investment Company(1)	11	—	1	45
Interest Income	9	1	2,918	115,041
Security Lending Income — Net	3,374	—	—	342
Less: Foreign Taxes Withheld	(4,150)	(45)	—	(20)
	51,040	488	2,919	115,408
Expenses:
Investment Advisory Fees	12,767	161	620	9,897
Administration Fees	1,161	12	69	1,650
Trustee Fees	32	—	2	41
Chief Compliance Officer Fees	11	—	1	16
Custodian/Wire Agent Fees	402	61	8	189
Professional Fees	100	1	5	117
Overdraft Fees	34	1	—	—
Printing Fees	25	—	1	33
Registration Fees	10	—	3	24
Interest Expense	—	—	—	—
Other Expenses	97	25	12	95
Total Expenses	14,639	261	721	12,062
Less:
Waiver of Investment Advisory Fees	(2,954)	(50)	(82)	(5,754)
Waiver of Administration Fees	(1,161)	(12)	(69)	(1,650)
Fees Paid Indirectly(1)	(57)	—	—	—
Net Expenses	10,467	199	570	4,658
Net Investment Income (Loss)	40,573	289	2,349	110,750
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(60,182)	(405)	(46)	156,037
Affiliated Investments	—	—	715	—
Futures Contracts	(7,743)	31	(239)	(24,146)
Written Options	—	—	—	1,272
Swap Contracts	—	—	—	(14,084)
Foreign Currency Transactions	(5,674)	(29)	—	1,292
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(771,342)	(9,315)	(5,539)	(38,738)
Affiliated Investments	(550)	—	(2)	(1,116)
Futures Contracts	(1,880)	(24)	21	4,347
Written Options	—	—	—	149
Swap Contracts	—	—	—	6,612
Foreign Capital Gains Tax	126	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(478)	(11)	—	647
Net Increase (Decrease) in Net Assets Resulting from Operations	$(807,150)	$(9,464)	$(2,741)	$203,022

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Commenced operations on July 28, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

High Yield Bond Fund	Long Duration Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund(2)

$375	$—	$—	$—	$—	$—	$353

7	6	—	—	—	28	—
76,311	87,101	2,743	37,648	5,550	53	123
—	—	—	10	—	—	—
—	—	—	—	—	—	(6)
76,693	87,107	2,743	37,658	5,550	81	470

4,630	5,312	326	4,459	343	1,353	198
475	885	109	262	78	113	18
12	21	2	7	2	3	—
4	8	1	2	1	1	—
55	95	10	46	3	12	2
35	60	7	20	6	8	1
—	—	—	6	—	—	—
10	17	2	5	2	2	—
4	14	3	3	1	7	4
—	—	—	—	—	—	4
84	76	7	59	5	4	2
5,309	6,488	467	4,869	441	1,503	229

(1,497)	(2,041)	—	(1,709)	(48)	(259)	(68)
(475)	(885)	(109)	(262)	(78)	(113)	(18)
—	—	—	—	—	—	—
3,337	3,562	358	2,898	315	1,131	143
73,356	83,545	2,385	34,760	5,235	(1,050)	327

8,030	175,412	542	13,973	4,423	1	(1,886)
(5)	—	—	—	—	—	—
—	22,669	(1,161)	800	—	(23,741)	(290)
—	—	—	—	—	—	—
(528)	225	—	(473)	—	—	(117)
—	—	—	2,428	—	—	44

(143,643)	66,864	(3,271)	(59,208)	(5,436)	(31)	(2,885)
—	—	—	(14)	—	—	—
—	583	132	30	—	7,677	59
—	—	—	—	—	—	—
1,909	206	—	449	—	—	113
—	—	—	—	—	—	—

—	—	—	(90)	—	—	339

$(60,881)	$349,504	$(1,373)	$(7,345)	$4,222	$(17,144)	$(4,296)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	157

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2011 (unaudited) and the year ended May 31, 2011

	Large Cap Fund		Large Cap Diversified Alpha Fund
	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11
Operations:
Net Investment Income	$10,976	$19,855	$2,268	$4,660
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	44,266	106,580	10,673	35,602
Net Realized Loss on Foreign Currency Transactions	(40)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	(166,755)	214,966	(35,342)	44,228
Net Change in Unrealized Appreciation on Foreign Currency Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,553)	341,401	(22,401)	84,490
Dividends and Distributions From:
Net Investment Income:
Class A	(10,989)	(19,157)	(2,242)	(6,446)
Total Dividends and Distributions	(10,989)	(19,157)	(2,242)	(6,446)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	298,746	591,342 (2)	28,478	57,093
Reinvestment of Dividends & Distributions	10,768	18,866	2,050	5,368
Cost of Shares Redeemed	(262,619)	(546,227)	(56,734)	(128,825)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	46,895	63,981	(26,206)	(66,364)
Net Increase (Decrease) in Net Assets	(75,647)	386,225	(50,849)	11,680
Net Assets:
Beginning of Period	1,616,607	1,230,382	364,180	352,500
End of Period	$1,540,960	$1,616,607	$313,331	$364,180
Undistributed Net Investment Income Included in Net Assets at Period End	$4,158	$4,171	$26	$—
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions/redemptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund
6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11

$55,277	$115,542	$7,561	$10,788	$2,287	$7,961

194,375	854,105	16,991	(6,346)	24,313	304,274
—	—	—	—	(1)	(38)

(778,705)	760,090	(76,040)	126,009	(112,634)	(49,725)
—	—	—	—	—	1
(529,053)	1,729,737	(51,488)	130,451	(86,035)	262,473

(55,731)	(166,228)	(6,856)	(10,513)	(1,584)	(10,045)
(55,731)	(166,228)	(6,856)	(10,513)	(1,584)	(10,045)

674,821	1,560,223	154,272	246,729	120,250	225,296
54,873	163,690	6,711	10,184	1,344	8,883
(1,138,820)	(2,474,204)	(63,304)	(115,836)	(108,624)	(1,103,530	)(2)
(409,126)	(750,291)	97,679	141,077	12,970	(869,351)
(993,910)	813,218	39,335	261,015	(74,649)	(616,923)

7,773,980	6,960,762	770,135	509,120	722,825	1,339,748
$6,780,070	$7,773,980	$809,470	$770,135	$648,176	$722,825

$2,686	$3,140	$2,883	$2,178	$1,028	$325

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	159

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2011 (unaudited) and the year ended May 31, 2011

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11
Operations:
Net Investment Income	$7,191	$14,553	$2,325	$2,916
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts, and Swap Contracts	63,688	405,720	3,077	46,574
Net Realized Gain (Loss) on Foreign Currency Transactions	(18)	(455)	25	1
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Futures Contracts, and Swap Contracts	(351,704)	133,639	(2,683)	(10,653)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	3	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(280,843)	553,460	2,744	38,838
Dividends and Distributions From:
Net Investment Income:
Class A	(6,362)	(10,170)	(1,564)	(3,434)
Net Realized Gains:
Class A	—	—	—	(19,896)
Total Dividends and Distributions	(6,362)	(10,170)	(1,564)	(23,330)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	268,333	606,822	270,671	44,630
Reinvestment of Dividends & Distributions	6,297	10,055	1,536	23,067
Cost of Shares Redeemed	(269,479)	(909,528)	(44,806)	(204,488	)(2)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	5,151	(292,651)	227,401	(136,791)
Net Increase (Decrease) in Net Assets	(282,054)	250,639	228,581	(121,283)
Net Assets:
Beginning of Period	2,315,082	2,064,443	133,811	255,094
End of Period	$2,033,028	$2,315,082	$362,392	$133,811
Undistributed Net Investment Income Included in Net Assets at Period End	$7,826	$6,997	$1,094	$333
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes redemptions as a result of an in-kind transfer of securities (see Note 10).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11

$4,102	$14,060	$40,573	$97,293	$289	$948	$2,349	$2,692
(10,956)	60,595	(67,925)	380,241	(374)	7,774	430	(1,262)
(734)	(6,136)	(5,674)	(22,943)	(29)	(93)	—	—
(88,442)	93,026	(773,772)	762,360	(9,339)	9,850	(5,520)	6,416
—	—	126	(14)	—	—	—	—
30	208	(478)	468	(11)	17	—	—
(96,000)	161,753	(807,150)	1,217,405	(9,464)	18,496	(2,741)	7,846

—	(22,384)	—	(82,847)	—	(1,216)	(2,149)	(3,019)

—	—	—	—	—	—	—	—
—	(22,384)	—	(82,847)	—	(1,216)	(2,149)	(3,019)

59,045	83,444	896,634	1,352,139	7,635	9,127	6,370	194,729
—	19,996	—	80,707	—	1,081	2,092	2,853
(126,862)	(301,776)	(738,214)	(1,150,929)	(6,649)	(41,387)	(69,076)	(22,651)
(67,817)	(198,336)	158,420	281,917	986	(31,179)	(60,614)	174,931
(163,817)	(58,967)	(648,730)	1,416,475	(8,478)	(13,899)	(65,504)	179,758

546,512	605,479	5,129,089	3,712,614	54,844	68,743	295,277	115,519
$382,695	$546,512	$4,480,359	$5,129,089	$46,366	$54,844	$229,773	$295,277
$9,739	$5,637	$85,827	$45,254	$879	$590	$4,396	$4,196

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	161

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2011 (unaudited) and the year or period ended May 31, 2011

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund
	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11
Operations:
Net Investment Income (Loss)	$110,750	$218,860	$73,356	$158,503	$83,545	$146,800
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	119,079	88,477	7,497	77,298	198,306	91,481
Net Realized Gain (Loss) on Foreign Currency Transactions	1,292	(1,844)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	(28,746)	169,016	(141,734)	87,877	67,653	74,924
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	647	281	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	203,022	474,790	(60,881)	323,678	349,504	313,205
Dividends and Distributions From:
Net Investment Income:
Class A	(117,165)	(228,272)	(74,278)	(154,212)	(83,304)	(143,104)
Net Realized Gains:
Class A	—	(221,862)	—	(974)	—	(103,135)
Total Dividends and Distributions	(117,165)	(450,134)	(74,278)	(155,186)	(83,304)	(246,239)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	544,279	2,335,978	372,044	637,137	382,782	1,051,417
Reinvestment of Dividends & Distributions	112,797	420,406	72,456	150,486	82,231	242,862
Cost of Shares Redeemed	(1,250,568)	(1,725,349)	(281,199)	(651,700)	(748,314)	(574,278)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(593,492)	1,031,035	163,301	135,923	(283,301)	720,001
Net Increase (Decrease) in Net Assets	(507,635)	1,055,691	28,142	304,415	(17,101)	786,967
Net Assets:
Beginning of Period	6,761,399	5,705,708	1,939,023	1,634,608	3,523,154	2,736,187
End of Period	$6,253,764	$6,761,399	$1,967,165	$1,939,023	$3,506,053	$3,523,154
Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss) Included in Net Assets at Period End	$(13,000)	$(6,585)	$4,437	$5,359	$243	$2
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Commenced operations on February 25, 2011.
(3)	Commenced operations on July 30, 2010.
(4)	Commenced operations on July 28, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Ultra Short Duration Bond Fund(2)		Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(3)		Multi-Asset Real Return Fund(4)
6/1/11 to 11/30/11	2/25/11 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	6/1/10 to 5/31/11	6/1/11 to 11/30/11	7/30/10 to 5/31/11	7/28/11 to 11/30/11

$2,385	$1,218	$34,760	$71,219	$5,235	$10,561	$(1,050)	$(659)	$327
(619)	(310)	14,300	55,523	4,423	3,156	(23,740)	12,956	(2,293)
—	—	2,428	(2,128)	—	—	—	—	44
(3,139)	39	(58,743)	29,646	(5,436)	9,862	7,646	11,920	(2,713)
—	—	(90)	1,119	—	—	—	—	339
(1,373)	947	(7,345)	155,379	4,222	23,579	(17,144)	24,217	(4,296)

(2,537)	(1,266)	(34,976)	(51,025)	(9,417)	(7,114)	—	—	(79)

—	—	—	—	—	(6,626)	—	(1,885)	—
(2,537)	(1,266)	(34,976)	(51,025)	(9,417)	(13,740)	—	(1,885)	(79)

227,771	324,455	169,162	356,572	30,494	162,486	120,559	387,308	137,129
2,523	1,242	33,897	49,210	8,125	11,996	—	1,843	76
(59,654)	(12,020)	(163,825)	(471,043)	(112,008)	(141,847)	(32,949)	(4,138)	(6,162)
170,640	313,677	39,234	(65,261)	(73,389)	32,635	87,610	385,013	131,043
166,730	313,358	(3,087)	39,093	(78,584)	42,474	70,466	407,345	126,668

313,358	—	1,028,691	989,598	369,232	326,758	407,345	—	—
$480,088	$313,358	$1,025,604	$1,028,691	$290,648	$369,232	$477,811	$407,345	$126,668
$(153)	$(1)	$11,017	$11,233	$1,176	$5,358	$(1,050)	$—	$248

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	163

Financial Highlights

For the period ended November 30, 2011 (unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2011@	$18.40	$0.12	$(1.47)	$(1.35)	$(0.12)		$—	$(0.12)	$16.93	(7.32)%	$1,540,960	0.26%	0.27%	0.47%	1.46%	63%
2011	14.84	0.22	3.56	3.78	(0.22)		—	(0.22)	18.40	25.70	1,616,607	0.26	0.26	0.47	1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26	0.26	0.47	1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25	0.26	0.48	2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26	0.26	0.47	1.66	57
2007	16.93	0.28	3.40	3.68	(0.30)		—	(0.30)	20.31	21.97	693,994	0.26	0.26	0.46	1.57	47
Large Cap Diversified Alpha Fund
Class A
2011@	$9.53	$0.06	$(0.65)	$(0.59)	$(0.06)		$—	$(0.06)	$8.88	(6.17)%	$313,331	0.31%	0.31%	0.47%	1.42%	61%
2011	7.69	0.11	1.88	1.99	(0.15)		—	(0.15)	9.53	26.09	364,180	0.31	0.31	0.47	1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31	0.31	0.47	1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48 *	0.48 *	0.64	1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64 *	0.64 *	0.79	1.17	77
2007	9.94	0.19	2.04	2.23	(0.16)		(0.07)	(0.23)	11.94	22.64	453,954	0.62 *	0.62 *	0.74	1.77	132
Large Cap Disciplined Equity Fund
Class A
2011@	$10.87	$0.08	$(0.85)	$(0.77)	$(0.08)		$—	$(0.08)	$10.02	(7.08)%	$6,780,070	0.18%	0.18%	0.47%	1.60%	47%
2011	8.86	0.15	2.08	2.23	(0.22)		—	(0.22)	10.87	25.39	7,773,980	0.18	0.18	0.47	1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18	0.18	0.47	1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19	0.19	0.47	1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19	0.19	0.47	1.70	111
2007††	12.36	0.51	2.27	2.78	(0.30)		(0.46)	(0.76)	14.38	23.15	7,833,212	0.23 (2)	0.23 (2)	0.47 (2)	2.43	135
Large Cap Index Fund
Class A
2011@	$117.49	$1.09	$(9.35)	$(8.26)	$(0.99)		$—	$(0.99)	$108.24	(7.02)%	$809,470	0.06%	0.06%	0.24%	2.03%	6%
2011	94.53	2.01	22.98	24.99	(2.03)		—	(2.03)	117.49	26.77	770,135	0.06	0.06	0.24	1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06	0.06	0.24	2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06	0.06	0.25	2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06	0.06	0.24	1.97	14
2007	113.02	2.29	23.15	25.44	(2.33)		(0.83)	(3.16)	135.30	22.87	416,933	0.06	0.06	0.24	1.88	10
Small Cap Fund
Class A
2011@	$13.49	$0.04	$(1.78)	$(1.74)	$(0.03)		$—	$(0.03)	$11.72	(12.89)%	$648,176	0.54%	0.54%	0.72%	0.72%	45%
2011	10.69	0.09	2.84	2.93	(0.13)		—	(0.13)	13.49	27.56	722,825	0.54	0.54	0.72	0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53	0.54	0.72	0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52	0.54	0.72	1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52	0.54	0.72	0.80	99
2007	15.52	0.10	2.85	2.95	(0.12)		(1.91)	(2.03)	16.44	20.32	2,136,857	0.52	0.54	0.72	0.67	92

@	For the six-month period ended November 30, 2011. All ratios for the period have been annualized.
*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31%, 0.32% and 0.35% for the years ended May 31, 2009, 2008 and 2007, respectively.
**	Includes a return of capital of $0.05 per share.
***	Includes a return of capital of $0.10 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Financial Highlights

For the period ended November 30, 2011 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities(3)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2011@	$13.62	$0.04	$(1.74)	$(1.70)	$(0.04)	$—	$(0.04)	$11.88	(12.50)%	$2,033,028	0.50%	0.50%	0.72%	0.71%	43%
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49	0.49	0.72	0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
2007††	13.38	0.19	2.57	2.76	(0.13)	(1.06)	(1.19)	14.95	21.60	1,865,746	0.48	0.50	0.72	0.85	104
U.S. Managed Volatility Fund
Class A
2011@	$12.15	$0.12	$(0.49)	$(0.37)	$(0.09)	$—	$(0.09)	$11.69	(3.02)%	$362,392	0.35%	0.35%	0.72%	2.14%	30%
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35	0.35	0.72	1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2011@	$8.07	$0.06	$(1.41)	$(1.35)	$—	$—	$—	$6.72	(16.73)%	$382,695	0.43%	0.43%	0.65%	1.78%	30%
2011	6.37	0.18	1.82	2.00	(0.30)	—	(0.30)	8.07	31.81	546,512	0.41	0.41	0.63	2.42	107
2010	6.08	0.15	0.27	0.42	(0.13)	—	(0.13)	6.37	6.68	605,479	0.39	0.39	0.64	2.25	153
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (8)	0.39 (8)	0.61 (8)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (7)	0.41 (7)	0.62 (7)	2.99	145
2007	14.05	0.37	3.12	3.49	(0.50)	(2.77)	(3.27)	14.27	28.00	1,790,634	0.50 (4)	0.50 (4)	0.71 (4)	2.69	153
World Equity Ex-US Fund
Class A
2011@	$11.71	$0.09	$(1.98)	$(1.89)	$—	$—	$—	$9.82	(16.14)%	$4,480,359	0.45%	0.45%	0.63%	1.75%	36%
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45	0.45	0.64	2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (9)	0.45 (9)	0.66 (9)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
2007	12.99	0.35	3.47	3.82	(0.33)	(0.52)	(0.85)	15.96	30.29	2,053,014	0.71 (5)	0.71 (5)	0.77 (5)	2.45	154
Screened World Equity Ex-US Fund
Class A
2011@	$9.01	$0.05	$(1.64)	$(1.59)	$—	$—	$—	$7.42	(17.65)%	$46,366	0.80%	0.80%	1.06%	1.17%	50%
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77	0.77	1.06	1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
2009(1)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2011@	$7.95	$0.07	$(0.14)	$(0.07)	$(0.06)	$—	$(0.06)	$7.82	(0.87)%	$229,773	0.41%	0.41%	0.52%	1.71%	32%
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41	0.41	0.53	1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25
2007(6)	10.00	0.27	0.03	0.30	(0.16)	—	(0.16)	10.14	3.02	123,430	0.44	0.44	0.54	5.84	53

@	For the six-month period ended November 30, 2011. All ratios for the period have been annualized.
*	Includes a return of capital of $0.04 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(6)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.40%, and 0.61%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39%, and 0.61%, respectively.
(9)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.45%, 0.45%, and 0.66%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	165

Financial Highlights

For the period ended November 30, 2011 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains (Losses) on Securities(2)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2011@	$10.39	$0.18	$0.14	$0.32	$(0.19)	$—	$(0.19)	$10.52	3.07%	$6,253,764	0.14%		0.14%		0.37%		3.37%	211%
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16	(4)	0.16	(4)	0.38	(4)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14		0.14		0.37		5.35	432
2007	9.84	0.53	0.14	0.67	(0.52)	—	(0.52)	9.99	6.95	5,894,127	0.14		0.14		0.37		5.23	428
High Yield Bond Fund
Class A
2011@	$9.58	$0.35	$(0.64)	$(0.29)	$(0.36)	$—	$(0.36)	$8.93	(3.06)%	$1,967,165	0.35%		0.35%		0.56%		7.74%	19%
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)**	(0.76)	9.58	19.06	1,939,023	0.35		0.35		0.56		8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35		0.35		0.56		10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35		0.35		0.56		11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35		0.35		0.55		8.63	59
2007	10.08	0.84	0.30	1.14	(0.84)	(0.05)	(0.89)	10.33	11.81	1,241,924	0.35		0.35		0.56		8.25	98
Long Duration Fund
Class A
2011@	$8.83	$0.22	$0.70	$0.92	$(0.22)	$—	$(0.22)	$9.53	10.50%	$3,506,053	0.20%		0.20%		0.37%		4.73%	52%
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20	(6)	0.20	(6)	0.37	(6)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20		0.20		0.37		5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20		0.20		0.39		4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20		0.20		0.39		5.47	58
2007	9.31	0.53	0.18	0.71	(0.50)	—	(0.50)	9.52	7.67	184,616	0.20		0.20		0.38		5.49	97
Ultra Short Duration Bond Fund
Class A
2011@	$9.99	$0.05	$(0.08)	$(0.03)	$(0.06)	$—	$(0.06)	$9.90	(0.31)%	$480,088	0.17%		0.17%		0.22%		1.10%	45%
2011(5)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18		0.18		0.23		1.65	23
Emerging Markets Debt Fund
Class A
2011@	$11.60	$0.38	$(0.47)	$(0.09)	$(0.38)	$—	$(0.38)	$11.13	(0.69)%	$1,025,604	0.55%		0.55%		0.93%		6.65%	26%
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55		0.55		0.93		6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55		0.55		0.93		8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55		0.55		0.94		8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55		0.55		0.93		6.65	66
2007	9.97	0.65	1.03	1.68	(0.62)	(0.08)	(0.70)	10.95	17.40	804,036	0.55		0.55		0.94		6.16	89
Real Return Fund
Class A
2011@	$10.67	$0.18	$(0.04)	$0.14	$(0.32)	$—	$(0.32)	$10.49	1.29%	$290,648	0.20%		0.20%		0.28%		3.37%	36%
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20		0.20		0.28		2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29		0.29		0.55		3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36		0.36		0.78		2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43		0.43		0.77		5.36	47
2007(1)	10.00	0.26	(0.03)	0.23	(0.13)	—	(0.13)	10.10	2.29	221,531	0.44		0.44		0.78		5.67	18
Dynamic Asset Allocation Fund
Class A
2011@	$11.26	$(0.02)	$(0.45)	$(0.47)	$—	$—	$—	$10.79	(4.17)%	$477,811	0.50%		0.50%		0.67%		(0.47)%	0%
2011(3)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50		0.50		0.67		(0.39)	0
Multi-Asset Real Return Fund
Class A
2011@(7)	$10.00	$0.03	$(0.44)	$(0.41)	$(0.01)	$—	$(0.01)	$9.58	(4.13)%	$126,668	0.40	%(8)	0.40	%(8)	0.64	%(8)	0.91%	29%

@	For the six-month period ended November 30, 2011. All ratios for the period have been annualized.
*	Includes a return of capital of $0.06 per share.
**	Amount represents less than $0.01.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(2)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(3)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14%, and 0.36%, respectively.
(5)	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20%, and 0.37%, respectively.
(7)	Commenced operations on July 28, 2011. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39%, and 0.63%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Notes to Financial Statements (Unaudited)

November 30, 2011

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 22 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Dynamic Asset Allocation and Multi-Asset Real Return Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of November 30, 2011, the Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

As of November 30, 2011, the total market value of securities in the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds, valued in accordance with

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	167

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

fair value procedures, was $323,213 ($ Thousands) or 84.46% of net assets, $2,667,993 ($ Thousands) or 59.55% of net assets, $31,864 ($ Thousands) or 68.72% of net assets and $11,732 ($ Thousands) or 9.26% of net assets, respectively.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US, Core Fixed Income and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended November 30, 2011, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. The Multi-Asset Real Return Fund had reverse repurchase agreements as of November 30, 2011, as disclosed in the Fund’s Schedule of Investments.

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2011, if applicable.

Futures Contracts — All Funds, with the exception of the High Yield Bond and Real Return Funds utilized futures contracts during the six-month period ended November 30, 2011. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of November 30, 2011, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Multi-Asset Real Return Funds had options contracts as of November 30, 2011, as disclosed in the Funds’ Schedules of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to

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Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2011, if applicable.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of November 30, 2011, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of November 30, 2011, if applicable.

Forward Treasury Commitments — A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price.

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities, Emerging Markets Debt and Multi-Asset Real Return Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Ultra Short Duration Bond and High Yield Bond Funds; declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US, Real Return, and Dynamic Asset Allocation Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven

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Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2011, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2011, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	122,200	8/6/07	8/6/07	729	79	0.01
Value Creation	119,600	2/29/08	2/29/08	1,225	134	0.02

				$1,954	$213	0.03%

Small/Mid Cap Equity Fund
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	105,000	8/6/07	8/6/07	625	68	0.00
Value Creation	85,600	2/29/08	2/29/08	871	96	0.01

				$1,496	$164	0.01%

High Yield Bond Fund
Aventi	2,600	11/30/10	11/30/10	$—	$46	0.00%
VSS, AHC	29,628	9/25/09	9/25/09	551	353	0.02

				$551	$399	0.02%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of November 30, 2011, the Core Fixed Income and High Yield Bond Funds are the buyers (“receiving protection”) on a total notional amount of $38.9 million and $20.1 million, respectively, and the Core

Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $16.1 million and $0.9 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(1,430,022)	$—	$—	$—	$(1,430,022)
Maximum potential amount of future payments	(16,090,000)	—	—	—	(16,090,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS		6-12 MONTHS		1-5 YEARS	5-10 YEARS	> 10 YEARS		Total
Current credit spread* on underlying (in basis points)
0-200		$—		$—	$12,530,000	$—		$—	$12,530,000
> than 200		—		—	—	3,560,000		—	3,560,000
Total	$		$		$12,530,000	$3,560,000	$		$16,090,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$(10,646)	$(10,646)
Maximum potential amount of future payments	—	—	—	(890,000)	(890,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$890,000	$—	$—	$890,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$890,000	$—	$—	$890,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

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November 30, 2011

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of November 30, 2011 was as follows:

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2011 ($ Thousands)			Six-month period ended November 30, 2011 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Small Cap Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$361	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	1

Total Derivatives not accounted for as hedging instruments		$361			$1

International Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$17	*	Net Assets — Unrealized depreciation on futures contracts	$68	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	100		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$117			$68

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$33	*	Net Assets — Unrealized depreciation on futures contracts	$480	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	519		Unrealized loss on forward foreign currency contracts	44

Total Derivatives not accounted for as hedging instruments		$552			$524

Screened World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$17	*	Net Assets — Unrealized depreciation on futures contracts	$22	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$24			$22

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$3,151	*	Net Assets — Unrealized depreciation on futures contracts	$219	*
	Net Assets — Unrealized appreciation on swap contracts	167	†	Net Assets — Unrealized depreciation on swap contracts	1,677	†
	Investments, at value	81		Options written, at value	91
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,120		Unrealized loss on forward foreign currency contracts	36
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	550	†	Net Assets — Unrealized depreciation on swap contracts	3,429	†

Total Derivatives not accounted for as hedging instruments		$5,069			$5,452

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$372	*	Net Assets — Unrealized depreciation on futures contracts	$2,116	*
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	206	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$578			$2,116

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$44	*	Net Assets — Unrealized depreciation on futures contracts	$39	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	652		Unrealized loss on forward foreign currency contracts	1,658
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	899	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$1,595			$1,697

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

	Asset Derivatives			Liability Derivatives
	Six-month period ended November 30, 2011 ($ Thousands)			Six-month period ended November 30, 2011 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$59	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
	Net Assets — Unrealized appreciation on swap contracts	18	†	Net Assets — Unrealized depreciation on swap contracts	7	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	348		Unrealized loss on forward foreign currency contracts	10
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	6	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	133	†	Net Assets — Unrealized depreciation on swap contracts	37	†
	Investments, at value	31		Options written, at value	—
Total Derivatives not accounted for as hedging instruments
		$595			$54

*	Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported on the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six-month period ended November 30, 2011:

Amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$1,376	$—	$1,376
Equity contracts	—	(7,743)	—	—	(7,743)
Total	$—	$(7,743)	$1,376	$—	$(6,367)
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$20	$—	$20
Equity contracts	—	31	—	—	31
Total	$—	$31	$20	$—	$51
Core Fixed Income Fund
Interest rate contracts	$1,272	$(24,146)	$—	$(11,815)	$(34,689)
Foreign exchange contracts	—	—	1,413	—	1,413
Credit contracts	—	—	—	(2,269)	(2,269)
Total	$1,272	$(24,146)	$1,413	$(14,084)	$(35,545)
Emerging Markets Debt Fund
Interest rate contracts	$—	$800	$—	$—	$800
Foreign exchange contracts	—	—	458	—	458
Equity contracts	—	—	—	(473)	(473)
Total	$—	$800	$458	$(473)	$785
Dynamic Asset Allocation Fund
Interest rate contracts	$—	$12,402	$—	$—	$12,402
Equity contracts	—	(36,143)	—	—	(36,143)
Total	$—	$(23,741)	$—	$—	$(23,741)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(292)	$—	$(99)	$(391)
Foreign exchange contracts	—	—	41	—	41
Credit contracts	—	—	—	(29)	(29)
Equity contracts	—	2	—	11	13
Total	$—	$(290)	$41	$(117)	$(366)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Fund
Foreign exchange contracts	$—	$—	$(1)	$—	$(1)
Equity contracts	—	(11)	—	—	(11)
Total	$—	$(11)	$(1)	$—	$(12)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	175

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Foreign exchange contracts	$—	$—	$100	$—	$100
Equity contracts	—	(21)	—	—	(21)
Total	$—	$(21)	$100	$—	$79
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$475	$—	$475
Equity contracts	—	(1,880)	—	—	(1,880)
Total	$—	$(1,880)	$475	$—	$(1,405)
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$7	$—	$7
Equity contracts	—	(24)	—	—	(24)
Total	$—	$(24)	$7	$—	$(17)
Core Fixed Income Fund
Interest rate contracts	$149	$4,347	$—	$2,358	$6,854
Foreign exchange contracts	—	—	755	—	755
Equity contracts	—	—	—	11	11
Credit contracts	—	—	—	4,243	4,243
Total	$149	$4,347	$755	$6,612	$11,863
Long Duration Fund
Interest rate contracts	$—	$583	$—	$—	$583
Credit contracts	—	—	—	206	206
Total	$—	$583	$—	$206	$789
Emerging Markets Debt Fund
Interest rate contracts	$—	$30	$—	$—	$30
Foreign exchange contracts	—	—	(706)	—	(706)
Equity contracts	—	—	—	449	449
Total	$—	$30	$(706)	$449	$(227)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$59	$—	$11	$70
Foreign exchange contracts	—	—	338	—	338
Credit contracts	—	—	—	6	6
Equity contracts	(26)	—	—	96	70
Total	$(26)	$59	$338	$113	$484

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six-month period ended November 30, 2011, are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	7,020,180	$260
Written	1,357	1,347
Expired	(890)	(1,098)
Closing buys	(430)	(366)
Balance at the end of period	7,020,217	$143

As of November 30, 2011, the Fund had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2011, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.400%	0.26%
Large Cap Diversified Alpha Fund	0.400	0.31
Large Cap Disciplined Equity Fund	0.400	0.18
Large Cap Index Fund	0.170	0.06
Small Cap Fund	0.650	0.54
Small/Mid Cap Equity Fund	0.650	0.50
U.S. Managed Volatility Fund	0.650	0.35
International Equity Fund	0.505	0.46	*
World Equity Ex-US Fund	0.550	0.45
Screened World Equity Ex-US Fund	0.650	0.80
Enhanced LIBOR Opportunities Fund	0.450	0.41
Core Fixed Income Fund	0.300	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.300	0.20
Ultra Short Duration Bond Fund	0.150	0.18
Emerging Markets Debt Fund	0.850	0.55
Real Return Fund	0.220	0.20
Dynamic Asset Allocation Fund	0.600	0.50
Multi-Asset Real Return Fund	0.550	0.40	**

*	The Voluntary Expense Limitation for the International Equity Fund changed from 0.41% to 0.46% as of September 16, 2011.
**	The Voluntary Expense Limitation for the Multi-Asset Real Return Fund changed from 0.35% to 0.40% as of August 16, 2011.

As of November 30, 2011, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
LSV Asset Management
Neuberger Berman Management LLC
Waddell & Reed Investment Management Company
West End Advisors LLC
Large Cap Diversified Alpha Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Tocqueville Asset Management, L.P.
West End Advisors LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Artisan Partners Limited Partnership

Investment Sub-Adviser
Brown Investment Advisors Incorporated
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
William Blair & Company, LLC
Small/Mid Cap Equity Fund
Allianz Global Investors Capital LLC
Century Capital Management, LLC
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
William Blair & Company, LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
International Equity Fund
Acadian Asset Management, LLC
Causeway Capital Management LLC
del Rey Global Investors, LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
World Equity Ex-US Fund
Acadian Asset Management, Inc.
Artisan Partners Limited Partnership
EARNEST Partners, LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
McKinley Capital Management, LLC
Thornburg Investment Management LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	177

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

Investment Sub-Adviser
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLC
Dynamic Asset Allocation Fund
Credit Suisse Asset Management, LLC
Goldman Sachs Asset Management, L.P.
Multi-Asset Real Return Fund
Alliance Bernstein L.P.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2011, were as follows ($ Thousands):

Large Cap Fund	$112
Large Cap Diversified Alpha Fund	23
Large Cap Disciplined Equity Fund	20
Large Cap Index Fund	10
Small/Mid Cap Equity Fund	16
World Equity Ex-US Fund	403

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period ended November 30, 2011, were as follows ($ Thousands):

Large Cap Fund	$162
Small Cap Fund	85
Small/Mid Cap Equity Fund	442
U.S. Managed Volatility Fund	113

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended November 30, 2011, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust, Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

To the extent consistent with its investment objectives, a Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of SEI Alpha Strategy Portfolios, LP. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended November 30, 2011, the Trust borrowed funds from SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Date	Amount Borrowed	Interest Paid	Rate
Large Cap Fund	11/01/2011	$7,200	$—	0.28%
Large Cap Fund	11/14/2011	11,000	—	0.27
U.S. Managed Volatility Fund	09/30/2011	9,500	—	0.29

The Trust had no outstanding borrowings or loans under the Program at November 30, 2011.

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund			Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund			Large Cap Index Fund
	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11
Class A:
Shares Issued	17,844	37,117	(1)	3,213	6,666	68,970	160,494		1,432	2,208
Shares Issued In Lieu of Dividends and Distributions	643	1,172		234	619	5,503	16,671		63	100
Shares Redeemed	(15,340)	(33,338)		(6,389)	(14,906)	(113,287)	(247,363)		(572)	(1,139)
Increase (Decrease) in Net Assets Derived from Class A Transactions	3,147	4,951		(2,942)	(7,621)	(38,814)	(70,198)		923	1,169

	Small Cap Fund			Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund			International Equity Fund
	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11
Class A:
Shares Issued	10,636	19,322		22,784	51,210	23,800	3,870	(1)	8,663	11,746
Shares Issued In Lieu of Dividends and Distributions	—	784		548	898	136	2,142		—	2,652
Shares Redeemed	(8,896)	(91,837	)(1)	(22,190)	(78,171)	(3,955)	(17,863	)(1)	(19,426)	(41,784)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,740	(71,731)		1,142	(26,063)	19,981	(11,851)		(10,763)	(27,386)

	World Equity Ex-US Fund			Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund			Core Fixed Income Fund
	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11
Class A:
Shares Issued	90,073	129,071		1,015	1,100	809	24,643		52,030	224,643
Shares Issued In Lieu of Dividends and Distributions	—	7,364		—	128	268	367		10,747	40,542
Shares Redeemed	(71,603)	(107,044)		(857)	(4,900)	(8,828)	(2,910)		(118,985)	(165,472)
Increase (Decrease) in Net Assets Derived from Class A Transactions	18,470	29,391		158	(3,672)	(7,751)	22,100		(56,208)	99,713

	High Yield Bond Fund			Long Duration Fund		Ultra Short Duration Bond Fund(2)			Emerging Markets Debt Fund
	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11	6/1/11 to 11/30/11 (Unaudited)	2/25/11 to 5/31/11		6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11
Class A:
Shares Issued	40,892	69,442		40,902	120,233	22,887	32,449		14,817	31,615
Shares Issued In Lieu of Dividends and Distributions	7,941	16,229		8,873	27,703	254	124		3,067	4,483
Shares Redeemed	(30,825)	(70,299)		(80,591)	(63,847)	(6,009)	(1,203)		(14,394)	(41,911)
Increase (Decrease) in Net Assets Derived from Class A Transactions	18,008	15,372		(30,816)	84,089	17,132	31,370		3,490	(5,813)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	179

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

	Real Return Fund		Dynamic Asset Allocation Fund(3)		Multi-Asset Real Return Fund(4)
	6/1/11 to 11/30/11 (Unaudited)	6/1/10 to 5/31/11	6/1/11 to 11/30/11 (Unaudited)	7/30/10 to 5/31/11	7/28/11 to 11/30/11 (Unaudited)
Class A:
Shares Issued	2,896	15,526	11,244	36,372	13,858
Shares Issued In Lieu of Dividends and Distributions	778	1,154	—	176	8
Shares Redeemed	(10,570)	(13,464)	(3,116)	(376)	(641)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(6,896)	3,216	8,128	36,172	13,225
(1)	Includes subscriptions/redemptions as a result of in-kind transfers of securities (see Note 10).
(2)	Fund commenced operations on February 25, 2011.
(3)	Fund commenced operations on July 30, 2010.
(4)	Fund commenced operations on July 28, 2011.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended November 30, 2011, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$939,259	$939,259
Sales	—	915,526	915,526
Large Cap Diversified Alpha Fund
Purchases	—	193,594	193,594
Sales	—	219,094	219,094
Large Cap Disciplined Equity Fund
Purchases	—	3,161,602	3,161,602
Sales	—	3,614,859	3,614,859
Large Cap Index Fund
Purchases	—	137,664	137,664
Sales	—	42,808	42,808
Small Cap Fund
Purchases	—	283,297	283,297
Sales	—	279,246	279,246
Small/Mid Cap Equity Fund
Purchases	—	869,151	869,151
Sales	—	864,511	864,511
U.S. Managed Volatility Fund
Purchases	—	283,039	283,039
Sales	—	64,095	64,095
International Equity Fund
Purchases	—	136,816	136,816
Sales	—	198,958	198,958
World Equity Ex-US Fund
Purchases	—	1,911,828	1,911,828
Sales	—	1,604,799	1,604,799
Screened World Equity Ex-US Fund
Purchases	—	24,390	24,390
Sales	—	23,563	23,563
Enhanced LIBOR Opportunities Fund
Purchases	34,101	25,188	59,289
Sales	38,131	69,938	108,069
Core Fixed Income Fund
Purchases	12,035,280	1,102,772	13,138,052
Sales	12,574,994	1,073,908	13,648,902

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
Purchases	$—	$351,652	$351,652
Sales	—	293,028	293,028
Long Duration Fund
Purchases	1,009,283	751,421	1,760,704
Sales	1,288,044	684,450	1,972,494
Ultra Short Duration Bond Fund
Purchases	216,402	113,447	329,849
Sales	122,082	15,557	137,639
Emerging Markets Debt Fund
Purchases	—	288,123	288,123
Sales	—	246,642	246,642
Real Return Fund
Purchases	111,399	—	111,399
Sales	204,905	—	204,905
Dynamic Asset Allocation Fund
Purchases	8,808	—	8,808
Sales	—	—	—
Multi-Asset Real Return Fund*
Purchases	75,873	91,429	167,302
Sales	11,898	20,184	32,082

*	Commenced operations on July 28, 2011.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2011 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2011	$19,157	$—	$—	$19,157
	2010	12,504	—	—	12,504
Large Cap Diversified Alpha Fund	2011	6,446	—	—	6,446
	2010	4,456	—	—	4,456
Large Cap Disciplined Equity Fund	2011	166,228	—	—	166,228
	2010	113,630	—	—	113,630
Large Cap Index Fund	2011	10,513	—	—	10,513
	2010	10,238	—	—	10,238
Small Cap Fund	2011	10,045	—	—	10,045
	2010	10,767	—	—	10,767
Small/Mid Cap Equity Fund	2011	10,170	—	—	10,170
	2010	23,438	—	—	23,438
U.S. Managed Volatility Fund	2011	15,274	8,056	—	23,330
	2010	9,780	252	—	10,032
International Equity Fund	2011	22,384	—	—	22,384
	2010	13,386	—	—	13,386
World Equity Ex-US Fund	2011	82,847	—	—	82,847
	2010	75,180	—	—	75,180
Screened World Equity Ex-US Fund	2011	1,216	—	—	1,216
	2010	912	—	—	912
Enhanced LIBOR Opportunities Fund	2011	3,019	—	—	3,019
	2010	2,810	—	—	2,810
Core Fixed Income Fund	2011	434,055	16,079	—	450,134
	2010	257,305	—	—	257,305
High Yield Bond Fund	2011	155,186	—	—	155,186
	2010	145,168	—	—	145,168
Long Duration Fund	2011	212,017	34,222	—	246,239
	2010	113,770	—	—	113,770
Ultra Short Duration Bond Fund	2011	1,266	—	—	1,266
Emerging Markets Debt Fund	2011	51,025	—	—	51,025
	2010	95,106	—	—	95,106
Real Return Fund	2011	12,369	1,371	—	13,740
	2010	6,985	—	—	6,985
Dynamic Asset Allocation Fund	2011	696	1,189	—	1,885

As of May 31, 2011, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$4,198	$22,423	$—	$—	$—	$248,563	$(4)	$275,180
Large Cap Diversified Alpha Fund	—	—	(132,219)	—	—	38,155	(1)	(94,065)
Large Cap Disciplined Equity Fund	3,228	—	(1,844,123)	—	—	1,218,655	—	(622,240)
Large Cap Index Fund	2,164	—	(32,021)	(497)	—	198,687	1	168,334
Small Cap Fund	947	—	(258,544)	—	—	84,597	(40)	(173,040)
Small/Mid Cap Equity Fund	8,406	—	(173,936)	—	—	381,795	(34)	216,231
U.S. Managed Volatility Fund	4,662	18,580	—	—	—	26,908	—	50,150
International Equity Fund	7,722	—	(397,667)	(1,355)	—	51,512	—	(339,788)
World Equity Ex-US Fund	54,690	—	(539,462)	—	(4,464)	618,757	—	129,521
Screened World Equity Ex-US Fund	703	—	(16,438)	—	—	6,061	1	(9,673)
Enhanced LIBOR Opportunities Fund	4,195	—	(54,475)	(1,317)	—	6,049	—	(45,548)
Core Fixed Income Fund	22,281	—	—	(20,645)	(1,610)	59,402	(19,492)	39,936
High Yield Bond Fund	17,855	—	(84,837)	—	—	101,211	(12,648)	21,581

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	181

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2011

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Long Duration Fund	$26,128	$3,716	$—	$—	$—	$187,103	$(13,907)	$203,040
Ultra Short Duration Bond Fund	460	—	—	(475)	—	150	(461)	(326)
Emerging Markets Debt Fund	18,042	—	(1,454)	—	—	76,895	—	93,483
Real Return Fund	7,578	643	—	—	—	14,005	1	22,227
Dynamic Asset Allocation Fund	8,630	13,694	—	—	—	8	—	22,332

Post-October losses represent losses realized on investment transactions from November 1, 2010 through May 31, 2011 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards 05/31/11 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$—	$36,752	$95,467	$—	$132,219
Large Cap Disciplined Equity Fund	—	—	740,927	1,103,196	—	1,844,123
Large Cap Index Fund	—	—	6,369	17,068	8,584	32,021
Small Cap Fund	—	—	8,289	250,255	—	258,544
Small/Mid Cap Equity Fund	—	—	—	173,936	—	173,936
International Equity Fund	—	—	119,559	278,108	—	397,667
World Equity Ex-US Fund	—	—	97,687	441,775	—	539,462
Screened World Equity Ex-US Fund	—	—	31	16,407	—	16,438
Enhanced LIBOR Opportunities Fund	—	1,488	10,404	23,512	19,071	54,475
High Yield Bond Fund	—	—	23,091	61,746	—	84,837
Emerging Markets Debt Fund	—	—	—	1,454	—	1,454

During the fiscal year ended May 31, 2011, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Fund	$89,781
Large Cap Diversified Alpha Fund	43,573
Large Cap Disciplined Equity Fund	752,992
Small Cap Fund	146,293
Small/Mid Cap Equity Fund	360,048
International Equity Fund	44,004
World Equity Ex-US Fund	340,970
Screened World Equity Ex-US Fund	6,459
High Yield Bond Fund	40,019
Emerging Markets Debt Fund	54,037

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at November 30, 2011, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2011, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,529,913	$164,549	$(54,060)	$110,489
Large Cap Diversified Alpha Fund	302,086	25,678	(14,668)	11,010
Large Cap Disciplined Equity Fund	6,918,236	581,131	(385,221)	195,910
Large Cap Index Fund	725,950	171,783	(33,023)	138,760
Small Cap Fund	839,696	66,328	(78,077)	(11,749)
Small/Mid Cap Equity Fund	2,503,230	238,600	(170,334)	68,266
U.S. Managed Volatility Fund	335,390	29,380	(5,424)	23,956
International Equity Fund	424,659	18,061	(47,934)	(29,873)
World Equity Ex-US Fund	4,870,206	296,486	(420,809)	(124,323)
Screened World Equity Ex-US Fund	49,348	2,691	(5,446)	(2,755)
Enhanced LIBOR Opportunities Fund	257,750	595	(24,132)	(23,537)
Core Fixed Income Fund	7,216,530	301,312	(215,848)	85,464
High Yield Bond Fund	2,012,997	55,501	(93,338)	(37,837)
Long Duration Fund	3,155,943	333,464	(36,856)	296,608

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$501,681	$786	$(3,907)	$(3,121)
Emerging Markets Debt Fund	984,476	72,165	(40,522)	31,643
Real Return Fund	275,020	10,178	(19)	10,159
Dynamic Asset Allocation Fund	463,409	14	(37)	(23)
Multi-Asset Real Return Fund	134,410	1,320	(4,205)	(2,885)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Ultra Short Duration Bond, High Yield Bond and Multi-Asset Real Return Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Debt and Multi-Asset Real Return Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the six-month period ended November 30, 2011, there were no in-kind transfers of securities.

During the year ended May 31, 2011, the Large Cap, Small Cap and U.S. Managed Volatility Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued/ (Redeemed)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Fund
08/11/2010	2,005	$30,518	$—
Small Cap Fund
12/03/10	(44,074)	(530,650)	119,030
U.S. Managed Volatility Fund
07/28/2010	(11,469)	(132,237)	17,980

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	183

Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2011

after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2011.

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Disclosure of Fund Expenses (Unaudited)

November 30, 2011

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$926.80	0.26%	$1.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.70	0.26%	$1.32
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$938.30	0.31%	$1.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.45	0.31%	$1.57
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$929.20	0.18%	$0.87
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$929.80	0.06%	$0.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.70	0.06%	$0.30

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$871.10	0.54%	$2.53
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.30	0.54%	$2.73
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$875.00	0.50%	$2.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.50	0.50%	$2.53
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$969.80	0.35%	$1.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.25	0.35%	$1.77
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$832.70	0.43%	$1.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.85	0.43%	$2.17

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	185

Disclosure of Fund Expenses (Unaudited) (Concluded)

November 30, 2011

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Annualized Expense Ratios	Expense Paid During Period*
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$838.60	0.45%	$2.07
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.75	0.45%	$2.28
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$823.50	0.80%	$3.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.95	0.80%	$4.09
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$991.30	0.41%	$2.04
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.95	0.41%	$2.07
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,030.70	0.14%	$0.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.14%	$0.71
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$969.40	0.35%	$1.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.25	0.35%	$1.77
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,105.00	0.20%	$1.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Annualized Expense Ratios	Expense Paid During Period*
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.90	0.17%	$0.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.15	0.17%	$0.86
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$993.10	0.55%	$2.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.25	0.55%	$2.78
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.90	0.20%	$1.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$958.30	0.50%	$2.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.50	0.50%	$2.53
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$958.70	0.40%	$1.31	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.00	0.40%	$2.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period since inception to period end).

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	187

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the June 21-22, 2011 and September 13-14, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements and approved the selection of the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreements, including the resources of the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Sub-Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Sub-Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Sub-Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Sub-Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Sub-Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that the Funds’ various service providers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements.

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011

Profitability. With regard to profitability, the Trustees considered all compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Sub-Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2011	189

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-120 (11/11)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%

Consumer Discretionary — 14.6%
American Eagle Outfitters	63,900	$889
Apollo Group, Cl A *	231,342	11,215
Autoliv (A)	16,900	901
Bayerische Motoren Werke	61,980	4,670
Bed Bath & Beyond *	154,250	9,334
Best Buy (A)	107,700	2,917
Big Lots *	22,200	890
Career Education *	58,809	415
CBS, Cl B	532,840	13,875
Coach	275,266	17,229
Comcast, Cl A	71,600	1,623
Cooper Tire & Rubber	32,100	430
Ctrip.com International ADR * (A)	122,900	3,343
Darden Restaurants (A)	12,000	572
Dillard’s, Cl A	18,700	879
DIRECTV, Cl A *	141,610	6,687
Discovery Communications, Cl A * (A)	100,010	4,199
DISH Network, Cl A	52,700	1,295
Family Dollar Stores	12,600	749
Foot Locker	75,400	1,779
Ford Motor *	164,500	1,744
Fossil *	70,067	6,277
GameStop, Cl A * (A)	57,200	1,322
Gannett (A)	67,500	733
Gap	126,500	2,364
General Motors *	34,200	728
Genuine Parts	4,700	275
Goodyear Tire & Rubber *	173,000	2,420
Guess?	25,200	709
Harley-Davidson	237,065	8,717
Harman International Industries	17,200	710
Hasbro	14,000	501
Home Depot	21,200	831
ITT Educational Services * (A)	38,700	2,127
Johnson Controls	230,440	7,254
Kohl’s	37,400	2,012
Limited Brands	18,400	779
Lowe’s	728,688	17,496
Macy’s	262,590	8,490
McDonald’s	81,460	7,781
MGM Resorts International *	22,500	232
News, Cl A	144,900	2,527
NIKE, Cl B	152,875	14,704
Nordstrom	145,783	6,601
Omnicom Group	11,900	514
priceline.com * (A)	16,100	7,823
PulteGroup * (A)	43,300	265
RadioShack (A)	89,300	1,025
Ralph Lauren, Cl A	8,480	1,203
Service International (A)	63,177	648
Staples	356,600	5,139
Target	207,864	10,954
Time Warner	5,600	195
Time Warner Cable, Cl A	138,680	8,387
TRW Automotive Holdings *	19,200	627
Tupperware Brands	5,900	344
Viacom, Cl B	21,300	953
Walt Disney	31,100	1,115

Description	Shares	Market Value ($ Thousands)
Warnaco Group *	6,400	$324
Washington Post, Cl B (A)	1,200	431
Whirlpool (A)	25,800	1,266
Wyndham Worldwide	77,400	2,744
Wynn Resorts (A)	1,100	133

		225,315

Consumer Staples — 8.6%
Altria Group	67,100	1,925
Anheuser-Busch InBev ADR	89,594	5,376
Archer-Daniels-Midland	61,900	1,865
Avon Products	25,800	439
Clorox	2,500	162
Coca-Cola	105,540	7,095
Coca-Cola Enterprises	18,300	478
ConAgra Foods	70,800	1,788
Constellation Brands, Cl A *	7,800	152
Corn Products International	17,000	884
Costco Wholesale	218,731	18,658
CVS Caremark	152,900	5,939
Dr. Pepper Snapple Group	28,600	1,045
Estee Lauder, Cl A	37,720	4,450
Herbalife	28,400	1,571
Kimberly-Clark	23,700	1,694
Kraft Foods, Cl A	18,200	658
Kroger	182,200	4,223
Lorillard	21,700	2,422
Mead Johnson Nutrition, Cl A	170,385	12,840
Nu Skin Enterprises, Cl A	20,700	988
PepsiCo	20,200	1,293
Philip Morris International	187,710	14,311
Procter & Gamble	173,500	11,203
Reynolds American	25,900	1,084
Safeway (A)	123,400	2,468
Smithfield Foods *	85,500	2,094
SUPERVALU (A)	60,800	447
Sysco	9,200	262
Tyson Foods, Cl A	95,500	1,923
Walgreen	251,800	8,491
Wal-Mart Stores	97,900	5,766
Whole Foods Market (A)	126,404	8,608

		132,602

Energy — 10.2%
Apache	23,600	2,347
Canadian Natural Resources	151,560	5,659
Chevron	230,300	23,680
Cimarex Energy	4,100	275
ConocoPhillips	324,110	23,116
Core Laboratories (A)	47,617	5,526
Devon Energy	42,600	2,789
El Paso	191,100	4,779
EOG Resources	112,600	11,681
Exxon Mobil	245,900	19,780
FMC Technologies * (A)	154,963	8,114
Forest Oil *	37,100	595
Halliburton	141,330	5,201
Helix Energy Solutions Group *	26,200	465
Hess	39,400	2,373
Marathon Oil	131,400	3,674
Marathon Petroleum	60,350	2,015
McDermott International *	36,600	414
Murphy Oil	68,200	3,814
National Oilwell Varco	31,940	2,290

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Noble (A)	16,300	$563
Noble Energy	42,630	4,194
Occidental Petroleum	30,000	2,967
Patriot Coal * (A)	41,700	434
Patterson-UTI Energy	41,300	868
Peabody Energy	5,100	200
Schlumberger	127,337	9,592
SEACOR Holdings	5,000	434
Tesoro *	104,600	2,499
Transocean	5,400	231
Valero Energy	283,600	6,316
W&T Offshore (A)	24,633	493
Williams	7,200	232

		157,610

Financials — 12.0%
ACE	74,900	5,208
Aflac	95,700	4,157
Alexandria Real Estate Equities ‡	800	52
Allstate	74,100	1,985
American Express	37,500	1,802
American Financial Group	32,294	1,163
Ameriprise Financial	74,500	3,420
Annaly Capital Management ‡	61,000	980
Apartment Investment & Management, Cl A ‡	2,000	44
Assurant	94,200	3,696
Astoria Financial	6,600	50
AvalonBay Communities ‡ (A)	1,800	225
Bank of America	409,900	2,230
Bank of New York Mellon	116,500	2,267
Berkshire Hathaway, Cl B *	74,000	5,828
BlackRock, Cl A	4,400	757
Boston Properties ‡	2,900	277
Brandywine Realty Trust ‡	72,100	628
BRE Properties ‡	1,100	54
Camden Property Trust ‡	1,100	64
Capital One Financial (A)	261,540	11,680
CBL & Associates Properties ‡ (A)	46,200	660
Charles Schwab (A)	356,614	4,265
Chubb	70,800	4,775
Citigroup	345,980	9,507
CME Group, Cl A	26,000	6,481
CNA Financial	21,600	565
Comerica	38,500	971
Commerce Bancshares	11,235	418
Digital Realty Trust ‡ (A)	1,400	89
Discover Financial Services	234,400	5,583
Duke Realty ‡	4,300	50
Endurance Specialty Holdings	19,600	709
Equity Residential ‡	5,800	320
Essex Property Trust ‡	500	66
Everest Re Group	9,300	816
Federal Realty Investment Trust ‡	800	71
Fifth Third Bancorp	356,000	4,304
Goldman Sachs Group	21,600	2,071
Hartford Financial Services Group	105,800	1,879
HCC Insurance Holdings	13,100	352
HCP ‡ (A)	8,000	309
Health Care REIT ‡ (A)	2,400	120
Hospitality Properties Trust ‡	78,400	1,727

Description	Shares	Market Value ($ Thousands)
Host Hotels & Resorts ‡	9,600	$136
Huntington Bancshares	688,100	3,613
Intercontinental Exchange * (A)	64,350	7,833
Jones Lang LaSalle	4,100	264
JPMorgan Chase	612,910	18,982
Keycorp	773,200	5,637
Kimco Realty ‡ (A)	5,500	87
Liberty Property Trust ‡	1,700	51
Lincoln National	80,100	1,616
Loews	17,500	673
Macerich ‡	1,800	90
Mack-Cali Realty ‡	21,600	550
MetLife	34,400	1,083
Montpelier Re Holdings	27,200	463
Morgan Stanley	53,700	794
NASDAQ OMX Group *	40,900	1,074
PartnerRe	11,000	723
Plum Creek Timber ‡ (A)	2,300	85
PNC Financial Services Group	138,600	7,513
Popular *	660,300	984
ProLogis ‡	9,000	250
Protective Life	19,700	437
Prudential Financial	43,000	2,178
Public Storage ‡	2,700	356
Rayonier ‡	19,500	792
Regency Centers ‡	1,400	52
Regions Financial	470,000	1,932
Reinsurance Group of America, Cl A	11,200	577
RenaissanceRe Holdings (A)	5,900	433
Simon Property Group ‡	5,000	622
SL Green Realty ‡	1,200	79
SLM	69,800	899
State Street	63,600	2,522
SunTrust Banks	23,300	422
Taubman Centers ‡	900	56
Torchmark	41,650	1,774
Travelers	49,200	2,767
UDR ‡	2,700	63
Unum Group	181,000	4,074
US Bancorp	153,600	3,981
Validus Holdings (A)	21,200	638
Ventas ‡	4,915	259
Vornado Realty Trust ‡	3,600	268
Weingarten Realty Investors ‡	2,400	50
Wells Fargo	550,700	14,241
Weyerhaeuser ‡	7,600	128

		184,776

Health Care — 11.8%
Abbott Laboratories	75,700	4,129
Aetna	123,500	5,165
Allergan	177,900	14,894
AmerisourceBergen (A)	79,700	2,961
Amgen (A)	246,056	14,249
Becton Dickinson (A)	2,500	184
Biogen Idec *	6,600	759
Bristol-Myers Squibb	25,300	828
Cardinal Health	51,000	2,165
Celgene *	118,375	7,467
CIGNA	49,600	2,194
Community Health Systems *	11,300	225
Covance *	136,880	6,284
Coventry Health Care *	28,100	897

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Covidien	61,060	$2,781
DaVita *	83,971	6,397
Eli Lilly	78,300	2,964
Endo Pharmaceuticals Holdings *	14,300	490
Express Scripts * (A)	172,815	7,889
Forest Laboratories *	22,400	671
Gilead Sciences *	89,000	3,547
Health Net *	121,100	3,771
Hill-Rom Holdings	22,400	708
Humana	52,070	4,618
Idexx Laboratories * (A)	67,001	5,038
Intuitive Surgical *	14,267	6,195
Johnson & Johnson	214,770	13,900
McKesson	13,700	1,114
Medco Health Solutions *	9,000	510
Medtronic	21,900	798
Merck	360,400	12,884
Novo Nordisk ADR	56,330	6,396
Omnicare (A)	60,200	1,963
PDL BioPharma (A)	172,600	1,104
Perrigo	44,600	4,366
Pfizer	873,900	17,539
UnitedHealth Group	100,500	4,901
WellPoint	111,900	7,895
Zimmer Holdings *	5,600	283

		181,123

Industrials — 7.8%
3M	6,600	535
ABB ADR	135,482	2,570
AGCO *	24,400	1,116
Alliant Techsystems (A)	4,056	239
Avery Dennison	2,600	68
Caterpillar	44,300	4,336
CSX	5,200	113
Danaher (A)	113,595	5,496
Delta Air Lines *	123,000	999
Exelis	25,900	232
Expeditors International of Washington	116,900	5,086
FedEx	4,100	341
Fluor	167,972	9,208
General Cable *	9,100	241
General Dynamics	40,900	2,702
General Electric	885,300	14,085
Granite Construction	6,200	155
Harsco	10,900	225
Honeywell International	80,840	4,377
Huntington Ingalls Industries *	5,883	187
Ingersoll-Rand (A)	9,800	325
ITT	12,950	261
Kansas City Southern *	37,180	2,529
KBR	116,100	3,355
L-3 Communications Holdings, Cl 3	57,300	3,799
Lockheed Martin (A)	70,700	5,525
Navistar International *	8,600	320
Norfolk Southern	22,200	1,677
Northrop Grumman (A)	96,100	5,484
Owens Corning *	12,000	344
Parker Hannifin	19,800	1,639
Precision Castparts	65,104	10,726
Raytheon	70,100	3,194

Description	Shares	Market Value ($ Thousands)
Roper Industries	75,339	$6,418
RR Donnelley & Sons (A)	56,200	844
Ryder System	34,100	1,783
Southwest Airlines	26,500	222
Stericycle *	73,421	5,949
Thomas & Betts *	1,200	63
Timken	40,300	1,693
Tyco International	17,700	849
Union Pacific	69,840	7,222
United Continental Holdings * (A)	29,800	535
United Technologies	16,800	1,287
URS *	22,269	805
Waste Management (A)	18,300	573
Xylem	25,900	619

		120,351

Information Technology — 22.4%
Accenture, Cl A (A)	115,376	6,684
Activision Blizzard	208,500	2,590
Adobe Systems *	472,112	12,945
Altera	62,540	2,356
Amdocs * (A)	31,500	889
Amphenol, Cl A	132,855	6,022
Ansys *	84,144	5,214
Apple *	100,446	38,390
Applied Materials	65,800	709
Autodesk *	212,553	7,242
Broadcom, Cl A	141,830	4,304
CA	6,800	144
Cisco Systems	495,700	9,240
Citrix Systems *	66,941	4,779
Cognizant Technology Solutions, Cl A *	77,337	5,208
Computer Sciences	40,800	997
Convergys *	27,300	353
Corning	84,300	1,119
Dell *	160,400	2,528
DST Systems	12,404	589
EMC *	308,023	7,088
Genpact *	241,254	3,756
Google, Cl A *	48,951	29,341
Harris (A)	25,400	904
Hewlett-Packard	156,700	4,380
Ingram Micro, Cl A *	26,300	474
Intel	957,759	23,858
International Business Machines	56,072	10,541
Intuit	209,950	11,178
Jabil Circuit	5,400	110
Juniper Networks *	70,470	1,600
Kla-Tencor	2,000	92
Lam Research *	2,200	90
Lender Processing Services	19,500	370
Lexmark International, Cl A	29,200	977
Marvell Technology Group *	14,200	201
Mastercard, Cl A	60,560	22,683
Microchip Technology (A)	128,970	4,502
Microsoft	304,100	7,779
Molex (A)	4,300	107
Motorola Solutions	35,700	1,666
National Instruments	191,828	5,045
NetApp * (A)	195,078	7,185
Oracle	477,797	14,979
Polycom *	189,500	3,203

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Qualcomm	478,705	$26,233
SAIC *	38,000	458
Salesforce.com * (A)	41,603	4,927
Seagate Technology	66,600	1,139
Symantec *	121,800	1,991
TE Connectivity	21,600	685
Tech Data *	38,600	1,900
Teradata *	96,300	5,222
VeriSign	263,600	8,851
Visa, Cl A	150,150	14,560
Vishay Intertechnology *	116,000	1,147
Western Digital *	66,900	1,945
Xerox	194,800	1,588

		345,057

Materials — 2.4%
Agrium	20,600	1,442
Air Products & Chemicals (A)	26,310	2,203
Alcoa	50,000	501
Ashland	16,700	929
CF Industries Holdings	11,700	1,636
Commercial Metals	29,600	414
Domtar	9,600	754
Dow Chemical	88,100	2,441
E.I. Du Pont de Nemours	2,500	119
Eastman Chemical	72,600	2,876
Freeport-McMoRan Copper & Gold, Cl B	138,400	5,480
Huntsman	72,600	794
International Paper	64,600	1,835
Monsanto	71,570	5,257
Newmont Mining	6,400	441
Nucor	8,100	319
Owens-Illinois *	16,800	328
PPG Industries	5,500	483
Rock-Tenn, Cl A	12,550	731
Sealed Air	46,200	814
Steel Dynamics	102,100	1,346
Syngenta ADR	98,191	5,785
Westlake Chemical (A)	5,400	227

		37,155

Telecommunication Services — 3.3%
American Tower, Cl A *	136,185	8,035
AT&T (A)	546,400	15,835
Crown Castle International *	199,400	8,439
Groupon * (A)	58,390	1,022
Telephone & Data Systems	7,500	202
Verizon Communications (A)	463,562	17,490

		51,023

Utilities — 2.2%
AES *	70,400	850
Alliant Energy	34,200	1,444
Ameren	127,000	4,294
American Electric Power	132,100	5,242
Atmos Energy	11,200	383
Consolidated Edison	12,700	755
Constellation Energy Group	35,400	1,422
DTE Energy	20,700	1,090
Edison International	61,300	2,410
Entergy	80,400	5,657
Exelon	33,000	1,462
FirstEnergy	1,200	53

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PG&E	27,100	$1,052
Portland General Electric	36,600	917
Public Service Enterprise Group	110,000	3,623
Sempra Energy	65,000	3,457

		34,111

Total Common Stock (Cost $1,357,817) ($ Thousands)		1,469,123

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.140% † ** (B)	106,910,118	106,093

Total Affiliated Partnership (Cost $106,910) ($ Thousands)		106,093

CASH EQUIVALENTS — 3.9%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	1,474,976	1,475
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.030% † **	57,971,755	57,972

Total Cash Equivalents (Cost $59,447) ($ Thousands)		59,447

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.070%, 06/28/12	$656	656
0.062%, 12/15/11	5,083	5,083

Total U.S. Treasury Obligations (Cost $5,739) ($ Thousands)		5,739

Total Investments — 106.5% (Cost $1,529,913)($ Thousands)		$1,640,402

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	680	Dec-2011	$357
S&P Mid 400 Index E-MINI	66	Dec-2011	79

			$436

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,540,960 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $109,066 ($ Thousands).

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2011

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $106,093 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poors

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,469,123	—	—	1,469,123
Affiliated Partnership	—	106,093	—	106,093
Cash Equivalents	57,972	1,475	—	59,447
U.S. Treasury Obligations	—	5,739	—	5,739

Total Investments in Securities	$1,527,095	$113,307	$—	$1,640,402

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$436	$—	$—	$436

Total Other Financial Instruments	$436	$—	$—	$436

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%

Consumer Discretionary — 14.7%
Aaron’s	5,400	$142
Abercrombie & Fitch, Cl A	4,900	235
Apollo Group, Cl A *	55,600	2,695
AutoNation *	1,900	69
AutoZone *	2,800	920
Bed Bath & Beyond *	48,246	2,919
CBS, Cl B	55,400	1,443
Charter Communications, Cl A *	4,300	227
Chico’s FAS	11,300	118
Chipotle Mexican Grill, Cl A *	1,100	354
Coach	52,083	3,260
Comcast, Cl A	17,000	386
Ctrip.com International ADR *	29,100	792
Darden Restaurants	2,600	124
DeVry	1,700	59
Dillard’s, Cl A	1,100	52
DIRECTV, Cl A *	29,000	1,369
Discovery Communications, Cl A *	6,500	273
DISH Network, Cl A	7,800	192
Dollar Tree *	4,950	403
Family Dollar Stores	2,900	172
Fossil *	3,900	349
GameStop, Cl A *	9,100	210
Gap	6,700	125
General Motors *	4,900	104
Goodyear Tire & Rubber *	60,000	840
H&R Block	22,500	354
Home Depot	35,300	1,385
ITT Educational Services *	4,000	220
John Wiley & Sons, Cl A	3,500	168
Johnson Controls	78,187	2,461
Liberty Global, Cl A *	4,400	173
Liberty Media - Liberty Capital, Cl A	1,800	137
Limited Brands	2,700	114
LKQ *	800	24
Lowe’s	162,772	3,908
Madison Square Garden, Cl A *	100	3
McDonald’s	6,700	640
McGraw-Hill	25,850	1,104
NetFlix *	2,900	187
NIKE, Cl B	40,055	3,853
Nordstrom	45,018	2,039
NVR *	100	67
O’Reilly Automotive *	500	39
Panera Bread, Cl A *	100	14
Penn National Gaming *	600	22
PetSmart	6,400	309
Polaris Industries	900	54
priceline.com *	3,950	1,919
Ralph Lauren, Cl A	200	28
Ross Stores	1,900	169
Staples	134,300	1,935
Target	42,161	2,222
Tempur-Pedic International *	5,400	295
Tiffany	600	40
Time Warner	13,100	456
Time Warner Cable, Cl A	10,500	635
TJX	5,500	339
Tractor Supply	4,600	332

Description	Shares	Market Value ($ Thousands)
Tupperware Brands	2,300	$134
Ulta Salon Cosmetics & Fragrance *	2,600	181
VF	1,800	250
Viacom, Cl B	23,300	1,043
Washington Post, Cl B	100	36
Weight Watchers International	2,300	135
Wyndham Worldwide	21,300	755
Wynn Resorts	1,400	169

		46,180

Consumer Staples — 10.1%
Altria Group	52,200	1,498
Brown-Forman, Cl B	300	24
Campbell Soup	32,100	1,046
Church & Dwight	10,600	469
Clorox	5,600	364
Coca-Cola	18,700	1,257
Colgate-Palmolive	16,400	1,501
ConAgra Foods	18,800	475
Corn Products International	900	47
Costco Wholesale	37,991	3,241
CVS Caremark	19,800	769
Dean Foods *	6,000	61
Estee Lauder, Cl A	4,100	484
Flowers Foods	8,400	166
General Mills	200	8
Green Mountain Coffee Roasters *	6,100	320
Hansen Natural *	9,300	857
Herbalife	17,100	945
Hershey	3,200	185
HJ Heinz	1,400	74
Hormel Foods	9,900	298
JM Smucker	6,100	463
Kellogg	6,000	295
Kraft Foods, Cl A	17,300	625
Kroger	45,300	1,050
Lorillard	11,700	1,306
McCormick	3,400	166
Philip Morris International	37,700	2,874
Procter & Gamble	11,000	710
Ralcorp Holdings *	3,400	277
Reynolds American	8,100	339
Safeway	20,900	418
Sara Lee	33,200	629
SUPERVALU	3,100	23
Sysco	1,300	37
Tyson Foods, Cl A	3,700	75
Unilever	16,400	559
Walgreen	111,000	3,743
Wal-Mart Stores	29,700	1,749
Whole Foods Market	31,499	2,145

		31,572

Energy — 10.0%
Anadarko Petroleum	600	49
Apache	8,600	855
Baker Hughes	18,100	989
Cabot Oil & Gas	7,800	691
CARBO Ceramics	1,000	142
Chevron	28,800	2,961
ConocoPhillips	19,621	1,399
Core Laboratories	200	23
Devon Energy	800	52

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
El Paso	55,600	$1,391
Energen	2,600	132
EOG Resources	26,650	2,765
EQT	8,300	515
Exxon Mobil	99,700	8,020
Halliburton	7,700	284
Helmerich & Payne	2,300	131
Hess	4,700	283
HollyFrontier	18,700	435
Kinder Morgan	1,400	41
Marathon Oil	34,700	970
Marathon Petroleum	32,750	1,094
Murphy Oil	25,500	1,426
National Oilwell Varco	15,900	1,140
Oil States International *	800	60
Patterson-UTI Energy	10,400	219
QEP Resources	4,200	137
Range Resources	4,100	294
SandRidge Energy *	26,600	195
Schlumberger	14,700	1,107
SM Energy	1,400	111
Southern Union	3,400	140
Spectra Energy	400	12
Tesoro *	34,100	815
Unit *	500	25
Valero Energy	54,600	1,216
Weatherford International *	36,300	550
Williams	16,600	536

		31,205

Financials — 7.7%
ACE	11,400	793
Aflac	24,950	1,084
Alleghany *	300	86
American Capital Agency ‡	3,400	98
American Express	21,300	1,023
American Financial Group	10,000	360
Annaly Capital Management ‡	3,700	59
Aon	25,700	1,181
Arch Capital Group *	5,800	219
Brown & Brown	2,600	54
Camden Property Trust ‡	3,300	190
Capital One Financial	14,800	661
Capitol Federal Financial	10,600	120
CBOE Holdings	2,700	73
CBRE Group, Cl A *	56,400	948
Charles Schwab	1,200	14
Chubb	7,200	486
Citigroup	15,700	431
CME Group, Cl A	6,200	1,546
Commerce Bancshares	5,670	211
Digital Realty Trust ‡	1,300	83
Discover Financial Services	51,700	1,232
East West Bancorp	1,000	20
Equity Residential ‡	2,000	110
Essex Property Trust ‡	200	27
Fidelity National Financial, Cl A	68,300	1,084
Fifth Third Bancorp	36,200	438
First Niagara Financial Group	15,300	134
Forest City Enterprises, Cl A *	2,900	35
Fulton Financial	5,400	50
HCC Insurance Holdings	7,900	212
Huntington Bancshares	41,000	215

Description	Shares	Market Value ($ Thousands)
IntercontinentalExchange *	15,000	$1,826
JPMorgan Chase	38,300	1,186
Kemper	2,400	66
Keycorp	72,100	526
Lazard, Cl A	33,944	877
Leucadia National	10,600	248
Markel *	200	80
Marsh & McLennan	23,300	703
Moody’s	12,500	434
People’s United Financial	13,000	162
Plum Creek Timber ‡	700	26
PNC Financial Services Group	13,800	748
ProAssurance	5,200	414
ProLogis ‡	1,000	28
Rayonier ‡	1,500	61
Regions Financial	65,000	267
Reinsurance Group of America, Cl A	3,000	155
RenaissanceRe Holdings	300	22
Travelers	1,300	73
US Bancorp	11,400	295
Validus Holdings	2,300	69
Wells Fargo	46,000	1,190
Weyerhaeuser ‡	73,000	1,226
White Mountains Insurance Group	100	43
WR Berkley	7,300	249

		24,251

Health Care — 14.8%
Abbott Laboratories	1,700	93
Aetna	29,400	1,229
Agilent Technologies *	7,700	289
Alere *	300	7
Alexion Pharmaceuticals *	7,600	522
Allergan	29,100	2,436
AMERIGROUP *	2,900	166
AmerisourceBergen	35,800	1,330
Amgen	37,579	2,176
Baxter International	27,900	1,441
Becton Dickinson	3,200	236
Biogen Idec *	9,600	1,104
Bio-Rad Laboratories, Cl A *	900	85
Bristol-Myers Squibb	6,700	219
C.R. Bard	6,300	549
Cardinal Health	41,300	1,754
CareFusion *	16,000	396
Catalyst Health Solutions *	1,300	68
Celgene *	38,092	2,403
Cerner *	8,100	494
CIGNA	18,200	805
Cooper	3,900	239
Covance *	800	37
Coventry Health Care *	3,500	112
Covidien	32,400	1,476
DaVita *	2,300	175
Dentsply International	2,000	72
Edwards Lifesciences *	500	33
Eli Lilly	10,600	401
Forest Laboratories *	25,600	767
Gen-Probe *	4,000	252
Gilead Sciences *	33,100	1,319
HCA Holdings *	1,000	24

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Health Net *	18,100	$564
Henry Schein *	900	58
Hologic *	9,400	166
Humana	12,300	1,091
Idexx Laboratories *	600	45
Illumina *	800	22
Intuitive Surgical *	200	87
Johnson & Johnson	14,300	926
Laboratory Corp of America Holdings *	5,400	463
Lincare Holdings	5,700	135
McKesson	12,100	984
Mednax *	400	27
Medtronic	10,400	379
Merck	14,400	515
Mylan Laboratories *	17,000	332
Myriad Genetics *	29,900	635
Novo Nordisk ADR	13,300	1,510
Omnicare	7,500	244
Perrigo	14,100	1,380
Pfizer	214,900	4,313
Pharmasset *	3,600	472
Quest Diagnostics	9,700	569
Regeneron Pharmaceuticals *	4,600	273
St. Jude Medical	37,000	1,422
Stryker	12,300	601
SXC Health Solutions *	3,300	194
Techne	2,900	195
Teleflex	15,500	944
Thermo Fisher Scientific *	3,000	142
Thoratec *	1,400	43
UnitedHealth Group	33,700	1,643
Vertex Pharmaceuticals *	18,700	542
Watson Pharmaceuticals *	6,900	446
WellPoint	27,700	1,954
Zimmer Holdings *	5,700	288

		46,313

Industrials — 7.2%
Boeing	8,100	556
C.H. Robinson Worldwide	100	7
Carlisle	2,000	89
Caterpillar	21,300	2,085
Chicago Bridge & Iron	400	17
Cooper Industries, Cl A	500	28
Copa Holdings, Cl A	300	19
Copart *	3,600	162
CSX	17,100	371
Cummins	2,600	251
Danaher	12,100	585
Deere	200	16
Delta Air Lines *	31,500	256
Dun & Bradstreet	200	14
Emerson Electric	16,600	867
Equifax	800	30
Exelis	23,700	212
Expeditors International of Washington	27,900	1,214
Fastenal	6,000	250
Fluor	7,200	395
Fortune Brands Home & Security *	100	2
Gardner Denver	7,100	609

Description	Shares	Market Value ($ Thousands)
General Dynamics	4,100	$271
General Electric	148,300	2,360
Graco	1,000	43
Harsco	3,000	62
Hertz Global Holdings *	1,000	11
Honeywell International	3,400	184
Hubbell, Cl B	800	52
IHS, Cl A *	400	35
Illinois Tool Works	15,400	700
Ingersoll-Rand	33,085	1,096
Iron Mountain	14,400	437
ITT	11,850	239
KBR	18,100	523
Kirby *	300	19
L-3 Communications Holdings, Cl 3	7,500	497
Landstar System	3,000	139
Lockheed Martin	20,600	1,610
Norfolk Southern	3,600	272
Northrop Grumman	31,600	1,803
Pentair	500	19
Pitney Bowes	1,000	19
Raytheon	18,600	848
Rockwell Automation	300	23
Ryder System	8,200	429
Stericycle *	5,500	445
Timken	5,200	218
TransDigm Group *	3,600	347
Trinity Industries	600	17
Tyco International	11,038	529
Union Pacific	4,600	476
URS *	3,000	108
Waste Connections	1,300	42
Xylem	23,700	566

		22,474

Information Technology — 21.9%
Accenture, Cl A	16,200	938
Activision Blizzard	56,800	705
Adobe Systems *	165,443	4,536
Alliance Data Systems *	3,000	307
Altera	9,300	350
Amdocs *	15,600	441
Apple *	16,400	6,268
Arrow Electronics *	4,800	175
Atmel *	2,700	24
Autodesk *	73,347	2,499
Automatic Data Processing	49,900	2,549
Avago Technologies	7,400	221
Avnet *	8,900	265
Blue Coat Systems *	15,542	280
Broadridge Financial Solutions	1,200	27
CA	19,000	403
Cisco Systems	96,200	1,793
Cypress Semiconductor	1,000	19
eBay *	5,200	154
Electronic Arts *	14,700	341
EMC *	98,083	2,257
Fairchild Semiconductor International, Cl A *	200	3
Fidelity National Information Services	900	22
FLIR Systems	8,300	223

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Fortinet *	2,200	$53
Gartner *	200	8
Genpact *	1,600	25
Global Payments	3,200	142
Google, Cl A *	5,825	3,491
Hitachi ADR	17,194	960
IAC	2,600	109
Informatica *	5,600	252
Intel	181,361	4,518
International Business Machines	20,500	3,854
Intuit	38,000	2,023
IPG Photonics *	2,000	77
LSI *	207,500	1,166
Mastercard, Cl A	11,100	4,158
Maxim Integrated Products	1,200	31
Microsoft	115,400	2,952
Motorola Solutions	1,400	66
National Instruments	800	21
Nuance Communications *	2,500	61
Oracle	72,232	2,265
Paychex	18,800	547
Polycom *	55,100	931
Qualcomm	107,323	5,881
Rackspace Hosting *	2,100	91
Research In Motion *	8,400	150
SAIC *	20,700	249
Symantec *	47,400	775
Tech Data *	5,600	276
Teradata *	31,300	1,697
Texas Instruments	6,900	208
Total System Services	52,700	1,056
VeriSign	62,300	2,092
Visa, Cl A	34,100	3,307
Western Union	11,400	199
Xilinx	2,800	91

		68,582

Materials — 4.1%
Agrium	6,800	476
Allied Nevada Gold *	200	7
Ball	3,300	116
BHP Billiton ADR	7,252	545
Cabot	6,000	199
Carpenter Technology	2,300	124
Celanese, Cl A	1,500	70
CF Industries Holdings	100	14
Crown Holdings *	8,800	284
Domtar	3,100	244
Dow Chemical	6,500	180
E.I. Du Pont de Nemours	30,200	1,441
Eastman Chemical	12,600	499
Ferro *	65,800	382
Freeport-McMoRan Copper & Gold, Cl B	23,100	915
Huntsman	27,000	295
International Flavors & Fragrances	400	22
LyondellBasell Industries, Cl A	15,600	510
Molycorp *	4,100	139
Monsanto	1,500	110
Newmont Mining	28,700	1,977
Owens-Illinois *	40,100	783
PPG Industries	1,500	132

Description	Shares	Market Value ($ Thousands)
Praxair	200	$20
Royal Gold	2,900	236
Sealed Air	28,618	504
Silgan Holdings	1,500	59
Syngenta ADR	23,000	1,355
Vulcan Materials	19,400	629
WR Grace *	17,100	713

		12,980

Telecommunication Services — 3.3%
American Tower, Cl A *	38,566	2,275
AT&T	24,245	703
CenturyLink	5,370	201
Crown Castle International *	47,200	1,998
Level 3 Communications *	2,700	56
MetroPCS Communications *	40,500	339
Sprint Nextel *	34,900	94
tw telecom, Cl A *	1,700	32
Verizon Communications	123,536	4,661

		10,359

Utilities — 2.4%
AGL Resources	2,200	91
American Water Works	12,500	388
Aqua America	600	13
Centerpoint Energy	6,500	130
CMS Energy	400	9
Consolidated Edison	6,600	392
Constellation Energy Group	11,100	446
Dominion Resources	6,900	356
DTE Energy	1,200	63
Edison International	18,100	712
Entergy	7,900	556
FirstEnergy	3,069	136
ITC Holdings	2,300	170
MDU Resources Group	700	15
National Fuel Gas	300	17
NextEra Energy	18,500	1,026
Northeast Utilities	7,100	246
NRG Energy *	7,800	153
NSTAR	6,600	300
NV Energy	28,100	431
OGE Energy	100	5
ONEOK	7,500	624
PPL	4,200	126
Progress Energy	200	11
Public Service Enterprise Group	18,000	593
Sempra Energy	5,300	282
Southern	2,400	105
Xcel Energy	3,200	84

		7,480

Total Common Stock (Cost $290,627) ($ Thousands)		301,396

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Trust	10,100	1,718

Total Exchange Traded Fund (Cost $1,477) ($ Thousands)		1,718

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% † **	8,768,049	8,768

Total Cash Equivalent (Cost $8,768) ($ Thousands)		$8,768

U.S. TREASURY OBLIGATIONS (A) (B) — 0.4%
U.S. Treasury Bills
0.065%, 12/15/11	$958	958

0.065%, 12/22/11	256	256

Total U.S. Treasury Obligations (Cost $1,214) ($ Thousands)		1,214

Total Investments — 99.9% (Cost $302,086)($ Thousands)		$313,096

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	80	Dec-2011	$87

			$87

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $313,331 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in affiliated security (see Note 5).
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poors

SPDR — Standard & Poors Depositary Receipt

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	301,396	—	—	301,396
Exchange Traded Fund	1,718	—	—	1,718
Cash Equivalent	8,768	—	—	8,768
U.S. Treasury Obligations	—	1,214	—	1,214

Total Investments in Securities	$311,882	$1,214	$—	$313,096

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$87	$—	$—	$87

Total Other Financial Instruments	$87	$—	$—	$87

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 85.2%

Consumer Discretionary — 8.2%
Abercrombie & Fitch, Cl A	36,900	$1,768
Amazon.com *	148,950	28,642
American Eagle Outfitters	118,740	1,652
ANN * (A)	92,900	2,179
Apollo Group, Cl A *	19,900	965
Ascena Retail Group *	30,600	842
AutoNation * (A)	20,600	744
AutoZone *	41,682	13,688
Bally Technologies * (A)	73,210	2,807
Bed Bath & Beyond *	4,400	266
Big Lots *	3,100	124
Biglari Holdings *	800	275
Blyth	4,200	277
Bob Evans Farms	6,800	228
Brown Shoe (A)	144,390	1,211
Cablevision Systems, Cl A	142,700	2,140
Career Education *	8,700	62
Carnival	20,500	680
CBS, Cl B	204,500	5,325
Chipotle Mexican Grill, Cl A * (A)	4,300	1,383
Coach	156,800	9,814
Comcast, Cl A	1,564,175	35,126
Cracker Barrel Old Country Store (A)	6,100	290
Darden Restaurants (A)	31,600	1,508
DeVry	56,600	1,953
Dillard’s, Cl A (A)	176,324	8,287
DIRECTV, Cl A * (A)	689,897	32,577
DISH Network, Cl A	59,400	1,459
Dollar Tree *	13,200	1,076
DR Horton	21,100	251
Expedia (A)	298,660	8,307
Family Dollar Stores	62,619	3,721
Finish Line, Cl A	17,300	365
Ford Motor * (A)	479,900	5,087
GameStop, Cl A * (A)	51,400	1,188
Gannett (A)	541,757	5,883
General Motors * (A)	809,597	17,236
Genuine Parts	105,300	6,160
Goodyear Tire & Rubber *	118,200	1,654
Guess?	7,400	208
H&R Block (A)	315,700	4,966
Harley-Davidson	7,700	283
Harman International Industries	33,700	1,392
Hasbro	55,600	1,991
Home Depot	153,600	6,024
HSN	13,600	487
Iconix Brand Group * (A)	104,530	1,804
International Game Technology	680,830	11,615
Interval Leisure Group *	8,400	118
ITT Educational Services * (A)	26,296	1,445
J.C. Penney (A)	36,700	1,176
Jarden	18,400	573
Johnson Controls	29,736	936
Lear	206,967	8,678
Limited Brands	106,000	4,487
Lowe’s	109,000	2,617
Macy’s	530,016	17,135
Mattel	101,100	2,913
Matthews International, Cl A	56,620	1,878

Description	Shares	Market Value ($ Thousands)
McDonald’s	147,032	$14,044
McGraw-Hill	61,800	2,639
Modine Manufacturing *	179,340	1,736
NetFlix * (A)	30,500	1,968
Newell Rubbermaid	379,025	5,799
News, Cl A	525,100	9,158
NIKE, Cl B	36,300	3,491
Nordstrom	5,100	231
Omnicom Group (A)	412,480	17,807
O’Reilly Automotive * (A)	132,671	10,248
Oxford Industries	4,000	152
Papa John’s International *	4,700	178
PetSmart	3,900	188
Polaris Industries	27,700	1,665
priceline.com * (A)	34,889	16,952
PulteGroup * (A)	114,700	701
Ralph Lauren, Cl A	6,700	951
Ross Stores	301,175	26,832
Sears Holdings *	8,800	531
Staples	69,100	996
Starbucks	28,119	1,223
Target	398,009	20,975
Tenneco *	46,750	1,354
Texas Roadhouse, Cl A (A)	90,570	1,213
Tiffany	15,200	1,019
Time Warner (A)	411,941	14,344
Time Warner Cable, Cl A	25,560	1,546
TJX	426,775	26,332
True Religion Apparel *	12,300	433
TRW Automotive Holdings *	73,100	2,387
VF (A)	9,000	1,248
Viacom, Cl B	1,022,912	45,786
Walt Disney (A)	796,000	28,537
Washington Post, Cl B (A)	3,300	1,184
Whirlpool	24,400	1,197
Williams-Sonoma	53,800	2,032
WMS Industries *	68,500	1,436
Wyndham Worldwide	50,000	1,772
Wynn Resorts (A)	57,837	6,973
Yum! Brands	77,700	4,354

		559,538

Consumer Staples — 9.5%
Altria Group	616,674	17,692
Archer-Daniels-Midland	521,623	15,711
Avon Products	504,400	8,575
Beam	4,400	231
Brown-Forman, Cl B	19,300	1,540
Bunge (A)	115,155	7,197
Central Garden and Pet, Cl A *	283,960	2,521
Clorox	4,000	260
Coca-Cola	608,552	40,913
Coca-Cola Enterprises	662,225	17,297
Colgate-Palmolive	21,000	1,921
ConAgra Foods	450,195	11,372
Constellation Brands, Cl A *	240,159	4,676
Corn Products International	59,200	3,078
Costco Wholesale	66,900	5,707
CVS Caremark (A)	881,628	34,242
Dean Foods * (A)	127,600	1,297
Dr. Pepper Snapple Group	4,600	168
Energizer Holdings *	207,680	15,011
Estee Lauder, Cl A (A)	153,216	18,077

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
General Mills	22,400	$895
Hansen Natural *	105,441	9,722
Herbalife	88,396	4,888
Hershey	13,500	779
HJ Heinz	5,300	279
Hormel Foods (A)	112,100	3,375
JM Smucker	29,300	2,226
Kellogg	47,300	2,325
Kimberly-Clark	60,372	4,315
Kraft Foods, Cl A	698,922	25,266
Kroger	484,000	11,219
Lorillard (A)	118,079	13,180
McCormick (A)	41,300	2,011
Mead Johnson Nutrition, Cl A	11,100	837
Molson Coors Brewing, Cl B	246,495	10,005
PepsiCo	568,258	36,369
Philip Morris International	687,361	52,404
Procter & Gamble	851,024	54,951
Ralcorp Holdings *	201,500	16,386
Reynolds American	56,700	2,374
Safeway (A)	710,442	14,209
Sara Lee	267,600	5,074
Smart Balance *	32,400	172
Smithfield Foods *	565,909	13,859
SUPERVALU	59,700	439
Sysco (A)	386,700	11,036
Tyson Foods, Cl A	944,540	19,023
Walgreen	375,609	12,666
Wal-Mart Stores	1,787,314	105,273
Whole Foods Market	10,900	742

		643,785

Energy — 11.4%
Anadarko Petroleum	309,945	25,189
Apache	132,900	13,216
Baker Hughes	143,718	7,848
Cabot Oil & Gas	38,400	3,402
Chesapeake Energy (A)	318,287	8,065
Chevron	1,587,625	163,240
Cimarex Energy (A)	29,560	1,983
ConocoPhillips (A)	1,252,459	89,325
Consol Energy	317,878	13,236
CVR Energy *	5,200	95
Devon Energy	389,911	25,524
El Paso	81,900	2,048
Energen (A)	35,900	1,821
EQT	29,200	1,811
Exxon Mobil	1,841,844	148,158
FMC Technologies * (A)	11,100	581
Gulfmark Offshore, Cl A * (A)	39,900	1,789
Halliburton	931,540	34,281
Helmerich & Payne (A)	108,900	6,203
Hess	396,347	23,868
HollyFrontier	206,377	4,798
James River Coal * (A)	239,005	1,981
Key Energy Services * (A)	129,410	1,954
Marathon Oil	847,372	23,693
Marathon Petroleum	262,277	8,757
Murphy Oil	88,500	4,949
Nabors Industries *	72,500	1,301
National Oilwell Varco (A)	349,848	25,084
Newfield Exploration *	19,200	879
Noble (A)	25,700	887

Description	Shares	Market Value ($ Thousands)
Occidental Petroleum	277,961	$27,490
Peabody Energy	5,563	218
Pioneer Natural Resources	39,000	3,687
QEP Resources	20,200	660
Range Resources (A)	16,500	1,183
Rowan * (A)	20,800	705
RPC (A)	25,800	504
Schlumberger	796,868	60,028
SEACOR Holdings	10,900	946
Spectra Energy (A)	15,100	444
Sunoco	10,400	404
Tesoro *	401,212	9,585
Unit *	8,749	443
Valero Energy	696,536	15,512
Williams	87,600	2,828

		770,603

Financials — 10.9%
ACE	421,734	29,323
Aflac	117,200	5,091
Allstate	231,954	6,214
American Express	1,135,802	54,564
American Financial Group	4,500	162
American International Group *	266,736	6,218
Ameriprise Financial	60,036	2,756
Annaly Capital Management ‡ (A)	47,600	765
Aon	136,500	6,275
Arch Capital Group *	164,057	6,197
Assurant	97,600	3,830
AvalonBay Communities ‡ (A)	2,000	250
Bank of America	3,044,206	16,561
Bank of New York Mellon	591,738	11,515
BB&T (A)	69,200	1,603
Berkshire Hathaway, Cl B *	110,374	8,693
BlackRock, Cl A	135,923	23,384
Boston Properties ‡	1,700	162
Capital One Financial (A)	166,247	7,425
CBRE Group, Cl A *	153,200	2,575
Charles Schwab	104,100	1,245
Chubb	4,400	297
Cincinnati Financial (A)	4,500	134
Citigroup	606,202	16,658
CME Group, Cl A	38,899	9,697
CommonWealth ‡	40,100	671
Discover Financial Services	439,440	10,467
Duke Realty ‡	118,700	1,377
East West Bancorp	121,788	2,383
Equity Residential ‡	170,855	9,430
Essex Property Trust ‡	11,000	1,461
Everest Re Group	95,602	8,387
Federated Investors, Cl B (A)	11,800	188
Fifth Third Bancorp	483,100	5,841
First Horizon National (A)	100,500	774
Goldman Sachs Group	319,826	30,659
Hartford Financial Services Group (A)	515,162	9,149
HCC Insurance Holdings	7,200	194
Health Care REIT ‡ (A)	8,800	442
Hospitality Properties Trust ‡	108,400	2,388
Huntington Bancshares	566,000	2,971
Inland Real Estate ‡ (A)	53,400	396
Invesco	815,753	16,519

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Janus Capital Group (A)	284,500	$1,878
Jones Lang LaSalle	15,500	999
JPMorgan Chase	3,132,011	96,998
Keycorp	297,500	2,169
Kilroy Realty ‡ (A)	75,880	2,739
LaSalle Hotel Properties ‡ (A)	110,460	2,586
Leucadia National	176,300	4,129
M&T Bank	3,000	219
Macerich ‡	56,530	2,832
Marsh & McLennan	305,709	9,229
MetLife	200,293	6,305
Moody’s (A)	97,800	3,395
Morgan Stanley	694,056	10,265
NASDAQ OMX Group *	120,914	3,174
Nelnet, Cl A	22,100	506
NYSE Euronext	36,275	1,036
PacWest Bancorp (A)	128,410	2,399
People’s United Financial	106,100	1,321
Plum Creek Timber ‡ (A)	28,500	1,050
PNC Financial Services Group	182,900	9,915
Progressive	443,157	8,358
ProLogis ‡	11,115	309
Prosperity Bancshares	44,200	1,768
Prudential Financial	316,037	16,004
Public Storage ‡	109,913	14,498
Rayonier ‡ (A)	284,235	11,551
Regions Financial	327,526	1,346
Signature Bank NY *	34,400	2,010
Simon Property Group ‡	20,889	2,597
SLM	168,100	2,165
StanCorp Financial Group	5,400	190
State Street	421,941	16,730
Stifel Financial *	57,800	1,832
SunTrust Banks	73,700	1,336
Symetra Financial	77,100	728
T. Rowe Price Group (A)	313,305	17,783
Tanger Factory Outlet Centers ‡ (A)	84,600	2,398
Torchmark	25,600	1,090
Travelers	330,440	18,587
Unum Group	3,700	83
US Bancorp	616,061	15,968
Waddell & Reed Financial, Cl A	50,000	1,359
Wells Fargo	3,764,885	97,360
Weyerhaeuser ‡ (A)	604,019	10,141
Winthrop Realty Trust ‡	30,300	283
Wintrust Financial (A)	76,960	2,139
XL Group, Cl A	200,300	4,130
Zions Bancorporation	17,300	278

		741,456

Health Care — 11.1%
Abbott Laboratories	298,216	16,268
Aetna	580,860	24,292
Agilent Technologies *	370,323	13,887
Alexion Pharmaceuticals *	88,409	6,070
Allergan	12,400	1,038
AmerisourceBergen (A)	428,269	15,910
Amgen	1,273,179	73,730
Baxter International	195,000	10,074
Becton Dickinson	80,000	5,902
Biogen Idec *	90,195	10,368
Boston Scientific *	25,000	148

Description	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb	1,024,592	$33,525
C.R. Bard	59,800	5,214
Cardinal Health	449,250	19,075
CareFusion *	251,700	6,237
Celgene *	157,700	9,948
Cerner * (A)	44,000	2,683
CIGNA	66,900	2,959
Coventry Health Care *	60,400	1,929
Covidien	1,142,216	52,028
DaVita *	12,600	960
Dentsply International	52,500	1,896
Edwards Lifesciences *	17,300	1,142
Eli Lilly	526,916	19,944
Express Scripts * (A)	412,179	18,816
Gilead Sciences *	854,341	34,045
Haemonetics * (A)	37,640	2,229
Hill-Rom Holdings	52,000	1,643
Humana	35,100	3,113
Intuitive Surgical *	2,700	1,172
Johnson & Johnson	1,184,269	76,646
Laboratory Corp of America Holdings *	34,200	2,932
Life Technologies *	95,600	3,703
McKesson	169,282	13,764
Medco Health Solutions *	16,248	921
Medicis Pharmaceutical, Cl A	83,100	2,713
Medtronic	89,876	3,274
Merck	1,269,862	45,397
Mylan Laboratories *	79,300	1,549
Myriad Genetics *	9,499	202
Par Pharmaceutical *	22,500	729
PerkinElmer	617,465	11,682
Pfizer	3,945,083	79,178
Quest Diagnostics	124,860	7,324
St. Jude Medical	112,500	4,325
Stryker	186,400	9,102
SXC Health Solutions *	55,600	3,271
Thermo Fisher Scientific *	415,230	19,620
UnitedHealth Group	736,526	35,920
Varian Medical Systems * (A)	13,900	865
VCA Antech *	80,400	1,581
Warner Chilcott, Cl A *	205,620	3,232
Waters * (A)	25,000	2,000
Watson Pharmaceuticals * (A)	67,200	4,342
WellPoint	230,496	16,261
Zimmer Holdings *	98,400	4,974

		751,752

Industrials — 8.6%
3M	51,266	4,154
AECOM Technology *	96,188	2,063
AGCO *	62,700	2,869
Alliant Techsystems (A)	10,700	630
American Reprographics *	202,500	954
Ametek	15,300	655
Avery Dennison	14,500	380
BE Aerospace * (A)	71,540	2,786
Boeing	406,273	27,907
C.H. Robinson Worldwide (A)	11,000	754
Caterpillar	310,181	30,361
Chicago Bridge & Iron	220,416	9,114
Cooper Industries, Cl A (A)	304,826	16,927
Copart *	3,500	157

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Corrections Corp of America *	189,280	$3,975
CSX	656,300	14,248
Cubic	5,900	250
Cummins	147,254	14,185
Danaher	58,900	2,850
Deere	134,200	10,635
Delta Air Lines *	715,292	5,808
Dover	177,255	9,744
Dun & Bradstreet	18,000	1,257
Eaton	95,500	4,289
Emerson Electric	355,911	18,596
EnerSys *	12,000	289
Equifax	65,000	2,415
Exelis	129,600	1,159
Fastenal (A)	22,000	916
FedEx	121,885	10,126
Fluor	31,563	1,730
Gardner Denver	11,451	982
General Dynamics	310,862	20,536
General Electric	3,394,322	54,004
Goodrich	6,200	756
Harsco (A)	90,090	1,859
Honeywell International	1,206,652	65,340
Illinois Tool Works (A)	136,450	6,200
Ingersoll-Rand	52,500	1,739
Iron Mountain (A)	164,000	4,981
ITT	233,945	4,719
Jacobs Engineering Group *	116,807	4,852
Joy Global	8,649	789
KBR	10,500	304
Kennametal	31,700	1,208
L-3 Communications Holdings, Cl 3	81,500	5,403
Lennox International	7,900	262
Lockheed Martin (A)	52,849	4,130
Manpower	27,100	993
Masco (A)	143,300	1,373
MasTec *	49,100	786
Middleby * (A)	18,000	1,643
Norfolk Southern	128,700	9,722
Northrop Grumman (A)	162,900	9,297
Owens Corning * (A)	86,800	2,491
Pall	10,000	545
Parker Hannifin	114,900	9,511
Precision Castparts	2,000	330
Quanta Services *	145,160	2,989
Raytheon	117,350	5,348
Regal-Beloit	33,630	1,771
Republic Services, Cl A	75,050	2,060
Rockwell Automation	49,000	3,677
Roper Industries (A)	15,700	1,338
RR Donnelley & Sons (A)	4,000	60
Snap-on	22,900	1,175
Stericycle * (A)	41,200	3,338
Team *	57,760	1,580
Thomas & Betts *	16,500	858
Timken	105,058	4,413
Trimas *	93,240	1,903
Tyco International	6,300	302
Union Pacific	379,085	39,201
United Continental Holdings * (A)	446,778	8,029
United Parcel Service, Cl B	305,081	21,889

Description	Shares	Market Value ($ Thousands)
United Technologies	770,038	$58,985
URS *	143,742	5,195
UTi Worldwide	73,140	1,138
WW Grainger (A)	8,500	1,589
Xylem	56,000	1,338

		585,114

Information Technology — 17.8%
Accenture, Cl A	399,040	23,116
Activision Blizzard (A)	42,400	527
Adobe Systems *	79,700	2,185
Advanced Micro Devices * (A)	634,908	3,613
Akamai Technologies *	41,300	1,194
Altera	104,600	3,940
Analog Devices	6,200	216
Apple *	572,631	218,860
Applied Materials	198,748	2,142
Arrow Electronics *	15,800	578
Autodesk *	61,300	2,089
Automatic Data Processing	130,200	6,652
Avago Technologies	100,497	3,007
Baidu ADR *	203,938	26,714
Black Box	6,100	174
Blue Coat Systems *	49,300	887
BMC Software *	58,700	2,093
CA	281,800	5,974
Cisco Systems	3,232,186	60,248
Citrix Systems *	21,900	1,563
Cognizant Technology Solutions, Cl A *	123,909	8,345
Compuware * (A)	127,800	1,056
Corning	483,500	6,416
Dell *	1,312,900	20,691
eBay *	80,000	2,367
Echo Global Logistics *	117,659	1,850
Electronic Arts *	302,023	7,004
EMC *	1,119,385	25,757
F5 Networks *	6,000	678
Fidelity National Information Services	35,900	865
Fiserv *	33,600	1,937
FLIR Systems (A)	106,000	2,847
Freescale Semiconductor Holdings I * (A)	43,703	554
Google, Cl A *	113,551	68,061
Harris (A)	10,300	367
Hewlett-Packard	714,019	19,957
IAC	3,551	148
Ingram Micro, Cl A *	8,800	158
Intel	4,093,729	101,975
International Business Machines (A)	681,079	128,043
Intuit	107,300	5,713
j2 Global Communications (A)	66,170	1,794
Jabil Circuit	276,340	5,601
JDS Uniphase *	68,500	752
Kla-Tencor	24,503	1,130
Lexmark International, Cl A	138,200	4,624
LSI *	96,600	543
Mastercard, Cl A	41,100	15,394
Microchip Technology (A)	63,600	2,220
Micron Technology *	36,000	216
Microsoft	3,287,776	84,101

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Molex (A)	22,140	$552
Motorola Solutions	204,784	9,557
NCR *	105,400	1,844
NetApp *	4,700	173
Nvidia *	498,464	7,791
ON Semiconductor * (A)	272,660	2,053
Oracle	3,498,247	109,670
Paychex (A)	208,400	6,067
Polycom *	109,760	1,855
Qualcomm	1,327,623	72,754
Quest Software *	116,420	2,104
Rackspace Hosting * (A)	17,957	779
Red Hat *	34,910	1,748
SAIC *	164,100	1,978
Salesforce.com *	600	71
SanDisk *	94,000	4,635
SS&C Technologies Holdings * (A)	138,326	2,220
Symantec *	120,600	1,972
TE Connectivity	36,600	1,161
Tech Data *	5,000	246
Teradata *	63,900	3,465
Teradyne * (A)	7,600	102
Texas Instruments (A)	531,474	15,997
Total System Services	40,400	810
VeriSign	30,700	1,031
Visa, Cl A (A)	440,263	42,692
Vishay Intertechnology * (A)	527,755	5,220
Western Union	488,378	8,517
Xerox	715,000	5,827
Xilinx (A)	103,480	3,385
Yahoo! *	63,700	1,001

		1,204,213

Materials — 3.3%
Air Products & Chemicals	1,100	92
Alcoa (A)	48,100	482
Allegheny Technologies	395,477	19,861
Ball	257,015	9,024
Bemis (A)	174,205	5,137
Carpenter Technology	19,100	1,034
CF Industries Holdings	53,100	7,423
Cliffs Natural Resources	18,500	1,255
Coeur d’Alene Mines *	66,000	1,932
Compass Minerals International (A)	18,800	1,441
Cytec Industries	28,800	1,358
Dow Chemical	133,000	3,685
E.I. Du Pont de Nemours (A)	244,091	11,648
Eastman Chemical	234,300	9,283
Freeport-McMoRan Copper & Gold, Cl B	1,024,985	40,589
Huntsman	473,766	5,178
International Flavors & Fragrances	21,800	1,183
International Paper	45,754	1,299
Kronos Worldwide (A)	186,964	3,648
LyondellBasell Industries, Cl A	99,100	3,238
MeadWestvaco	7,000	209
Monsanto	355,944	26,144
Mosaic	256,992	13,559
Newmont Mining	191,784	13,210
Owens-Illinois *	58,300	1,139

Description	Shares	Market Value ($ Thousands)
PPG Industries (A)	17,500	$1,536
Praxair (A)	230,686	23,530
Reliance Steel & Aluminum (A)	10,500	516
Rock-Tenn, Cl A	28,060	1,635
Rockwood Holdings *	37,680	1,679
Schweitzer-Mauduit International (A)	36,580	2,605
Sealed Air	93,500	1,647
Sherwin-Williams (A)	6,900	599
Sigma-Aldrich	2,900	188
Solutia * (A)	102,170	1,627
Steel Dynamics (A)	312,100	4,113

		222,726

Telecommunication Services — 2.5%
American Tower, Cl A *	318,238	18,776
AT&T	3,292,056	95,404
CenturyLink (A)	282,420	10,596
Level 3 Communications *	107,145	2,208
MetroPCS Communications *	570,570	4,781
Sprint Nextel *	520,000	1,404
Verizon Communications	1,013,011	38,221
Windstream (A)	92,213	1,085

		172,475

Utilities — 1.9%
AES *	1,686,253	20,370
AGL Resources (A)	39,200	1,617
Ameren	14,400	487
American Electric Power	90,500	3,591
American Water Works	111,000	3,449
California Water Service Group	84,700	1,561
Centerpoint Energy	45,900	913
CMS Energy (A)	760,927	15,919
Consolidated Edison (A)	22,500	1,337
Constellation Energy Group	33,700	1,353
Dominion Resources	106,200	5,482
DTE Energy	19,600	1,032
Duke Energy (A)	28,800	600
Entergy (A)	83,400	5,868
Exelon (A)	20,282	899
FirstEnergy	66,956	2,978
Hawaiian Electric Industries (A)	136,454	3,535
New Jersey Resources (A)	35,260	1,668
NextEra Energy (A)	62,200	3,448
Nicor	15,700	881
NiSource (A)	21,900	502
Northeast Utilities	97,300	3,368
NRG Energy *	65,600	1,291
NV Energy	1,097,271	16,832
ONEOK	78,200	6,503
Pepco Holdings (A)	66,100	1,307
PG&E	186,600	7,248
Pinnacle West Capital	14,000	664
PPL (A)	17,500	525
Progress Energy	22,261	1,211
Public Service Enterprise Group	9,600	316
Sempra Energy	43,100	2,292
Southern (A)	107,900	4,738
TECO Energy	75,223	1,413
Wisconsin Energy	34,300	1,138

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	37,600	$988

		127,324

Total Common Stock (Cost $5,404,739) ($ Thousands)		5,778,986

AFFILIATED PARTNERSHIPS — 15.2%
SEI LIBOR Plus Portfolio †	95,101,742	664,761
SEI Liquidity Fund, L.P.
0.140% † ** (B)	374,240,510	366,716

Total Affiliated Partnerships (Cost $1,209,816) ($ Thousands)		1,031,477

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.030% † **	215,321,680	215,322

Total Cash Equivalent (Cost $215,322) ($ Thousands)		215,322

U.S. TREASURY OBLIGATIONS (C) (D) — 1.3%
U.S. Treasury Bills
0.065%, 12/22/11	$12,947	12,947
0.063%, 06/28/12	381	381
0.050%, 12/15/11	70,896	70,895
0.020%, 05/03/12	2,138	2,138
0.005%, 01/05/12	2,000	2,000
Total U.S. Treasury Obligations (Cost $88,359) ($ Thousands)		88,361

Total Investments — 104.9% (Cost $6,918,236)($ Thousands)		$7,114,146

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	2,213	Dec-2011	$1,687
S&P Composite Index	2,694	Dec-2011	57,409

			$59,096

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,780,070 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in affiliated security (see Note 5).
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $382,419 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $366,716 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,778,986	$—	$—	$5,778,986
Affiliated Partnerships	664,761	366,716	—	1,031,477
Cash Equivalent	215,322	—	—	215,322
U.S. Treasury Obligations	—	88,361	—	88,361

Total Investments in Securities	$6,659,069	$455,077	$—	$7,114,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$59,096	$—	$—	$59,096

Total Other Financial Instruments	$59,096	$—	$—	$59,096

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Consumer Discretionary — 11.2%
Aaron’s	5,200	$137
Abercrombie & Fitch, Cl A	4,802	230
Advance Auto Parts	4,708	326
Amazon.com *	22,389	4,305
AMC Networks, Cl A *	3,285	118
American Eagle Outfitters	14,071	196
Apollo Group, Cl A *	6,964	338
Autoliv (A)	4,818	257
AutoNation * (A)	2,832	102
AutoZone *	1,707	561
Bally Technologies *	2,100	80
Bed Bath & Beyond *	14,715	890
Best Buy (A)	17,947	486
Big Lots *	5,500	221
BorgWarner * (A)	6,882	454
Brinker International	4,483	108
Cablevision Systems, Cl A	13,142	197
Career Education *	3,259	23
Carmax * (A)	14,460	416
Carnival	26,200	870
CBS, Cl B	40,769	1,062
Charter Communications, Cl A *	3,000	159
Chico’s FAS	8,600	89
Chipotle Mexican Grill, Cl A * (A)	1,900	611
Choice Hotels International (A)	1,484	53
Clear Channel Outdoor Holdings, Cl A *	700	8
Coach	17,867	1,118
Comcast, Cl A	167,325	3,793
Darden Restaurants (A)	7,622	364
Deckers Outdoor *	2,600	283
DeVry	4,900	169
Dick’s Sporting Goods	5,158	203
Dillard’s, Cl A (A)	1,700	80
DIRECTV, Cl A *	47,729	2,254
Discovery Communications, Cl A * (A)	16,600	697
DISH Network, Cl A	10,962	269
Dollar General *	6,800	276
Dollar Tree *	7,629	622
DR Horton (A)	20,168	240
DreamWorks Animation SKG, Cl A * (A)	3,434	64
DSW, Cl A	2,000	90
Dunkin’ Brands Group * (A)	2,800	71
Education Management * (A)	1,500	33
Expedia (A)	11,734	326
Family Dollar Stores	7,862	467
Federal Mogul, Cl A *	1,500	22
Foot Locker	9,569	226
Ford Motor * (A)	229,884	2,437
Fossil *	2,900	260
GameStop, Cl A * (A)	8,700	201
Gannett	17,059	185
Gap	21,859	409
Garmin (A)	6,600	241
General Motors *	46,100	982
Gentex	8,032	237

Description	Shares	Market Value ($ Thousands)
Genuine Parts	10,271	$601
Goodyear Tire & Rubber *	14,752	206
Guess?	2,900	82
H&R Block (A)	17,525	276
Hanesbrands *	6,543	161
Harley-Davidson	13,903	511
Harman International Industries	4,068	168
Hasbro	6,967	250
Home Depot	97,015	3,805
Hyatt Hotels, Cl A *	2,100	75
International Game Technology	19,843	339
Interpublic Group	26,775	251
ITT Educational Services * (A)	1,921	105
J.C. Penney (A)	11,151	357
Jarden	6,600	206
John Wiley & Sons, Cl A	3,242	156
Johnson Controls	41,745	1,314
Kohl’s	15,819	851
Lamar Advertising, Cl A * (A)	2,540	62
Las Vegas Sands *	24,393	1,139
Lear	5,700	239
Leggett & Platt	8,719	195
Lennar, Cl A (A)	12,330	227
Liberty Global, Cl A *	16,171	637
Liberty Interactive, Cl A *	35,347	575
Liberty Media - Liberty Capital, Cl A	7,720	589
Limited Brands	15,557	659
LKQ *	9,500	290
Lowe’s	79,810	1,916
Macy’s	27,230	880
Madison Square Garden, Cl A *	2,860	83
Marriott International, Cl A	15,687	480
Marriott Vacations Worldwide *	1,569	25
Mattel	20,442	589
McDonald’s	63,780	6,092
McGraw-Hill	19,039	813
MGM Resorts International * (A)	24,039	247
Mohawk Industries *	3,266	178
Morningstar (A)	2,100	126
NetFlix * (A)	3,100	200
Newell Rubbermaid	15,565	238
News, Cl A	141,585	2,469
NIKE, Cl B	21,648	2,082
Nordstrom	10,312	467
NVR *	324	217
Omnicom Group	16,344	705
O’Reilly Automotive *	8,340	644
Panera Bread, Cl A *	1,562	224
Penn National Gaming *	4,889	181
PetSmart	6,573	317
Polaris Industries	3,400	204
priceline.com *	3,000	1,458
PulteGroup * (A)	15,545	95
PVH	4,100	279
RadioShack	5,571	64
Ralph Lauren, Cl A	3,680	522
Regal Entertainment Group, Cl A (A)	4,188	60
Ross Stores	7,571	674
Royal Caribbean Cruises	7,500	208

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Sally Beauty Holdings *	4,600	$92
Scripps Networks Interactive, Cl A	5,372	214
Sears Holdings * (A)	2,528	152
Service International (A)	11,194	115
Signet Jewelers	5,200	230
Sirius XM Radio * (A)	254,800	459
Staples	45,264	652
Starbucks	46,106	2,005
Starwood Hotels & Resorts Worldwide	12,284	586
Target	42,785	2,255
Tempur-Pedic International *	3,900	213
Tesla Motors * (A)	2,700	88
Thomson Reuters	23,000	623
Thor Industries (A)	1,900	46
Tiffany	7,925	531
Time Warner (A)	66,479	2,315
Time Warner Cable, Cl A	20,284	1,227
TJX	23,254	1,435
Toll Brothers *	9,151	186
Tractor Supply	4,200	303
TRW Automotive Holdings *	6,493	212
Tupperware Brands	3,600	210
Ulta Salon Cosmetics & Fragrance *	2,300	160
Under Armour, Cl A * (A)	1,800	147
Urban Outfitters *	6,520	176
VF	5,417	751
Viacom, Cl B	35,969	1,610
Virgin Media (A)	18,320	406
Visteon *	2,600	145
Walt Disney (A)	114,672	4,111
Washington Post, Cl B (A)	257	92
Weight Watchers International (A)	1,662	98
Wendy’s	26,800	133
Whirlpool (A)	4,987	245
Williams-Sonoma	5,662	214
WMS Industries *	2,600	55
Wyndham Worldwide	9,868	350
Wynn Resorts (A)	4,696	566
Yum! Brands	28,648	1,605

		90,992

Consumer Staples — 10.0%
Altria Group	127,168	3,648
Archer-Daniels-Midland	41,079	1,237
Avon Products	28,306	481
Beam	9,120	479
Brown-Forman, Cl B	6,518	520
Bunge	9,700	606
Campbell Soup (A)	9,778	319
Church & Dwight	8,064	357
Clorox	8,303	539
Coca-Cola	120,520	8,103
Coca-Cola Enterprises	20,215	528
Colgate-Palmolive	30,075	2,752
ConAgra Foods	25,486	644
Constellation Brands, Cl A *	10,531	205
Corn Products International	4,200	218
Costco Wholesale	26,381	2,250

Description	Shares	Market Value ($ Thousands)
CVS Caremark	82,452	$3,203
Dean Foods *	8,087	82
Dr. Pepper Snapple Group	12,600	460
Energizer Holdings *	4,541	328
Estee Lauder, Cl A	7,254	856
Flowers Foods (A)	7,050	139
General Mills	39,992	1,598
Green Mountain Coffee
Roasters * (A)	6,900	362
Hansen Natural *	4,300	396
Herbalife	6,800	376
Hershey	9,198	531
HJ Heinz	20,337	1,071
Hormel Foods	7,778	234
JM Smucker	7,011	533
Kellogg	14,603	718
Kimberly-Clark	24,118	1,724
Kraft Foods, Cl A	100,315	3,626
Kroger	35,873	832
Lorillard	8,250	921
McCormick	8,593	418
Mead Johnson Nutrition, Cl A	12,486	941
Molson Coors Brewing, Cl B (A)	8,662	352
PepsiCo	97,152	6,218
Philip Morris International	108,468	8,270
Procter & Gamble	170,074	10,981
Ralcorp Holdings *	3,100	252
Reynolds American	21,020	880
Safeway	22,920	458
Sara Lee	36,351	689
Smithfield Foods *	10,775	264
SUPERVALU (A)	13,089	96
Sysco (A)	35,248	1,006
Tyson Foods, Cl A	16,865	340
Walgreen	55,425	1,869
Wal-Mart Stores	108,979	6,419
Whole Foods Market	9,752	664

		80,993

Energy — 11.6%
Alpha Natural Resources *	15,465	371
Anadarko Petroleum	30,840	2,506
Apache	23,859	2,373
Arch Coal	12,212	200
Atwood Oceanics * (A)	2,800	115
Baker Hughes	26,640	1,455
Brigham Exploration *	7,900	288
Cabot Oil & Gas	6,100	540
Cameron International *	15,044	812
CARBO Ceramics	1,000	142
Chesapeake Energy	41,366	1,048
Chevron	123,102	12,657
Cimarex Energy	5,300	356
Cobalt International Energy *	4,300	46
Concho Resources *	6,500	661
ConocoPhillips	86,876	6,196
Consol Energy	14,344	597
Continental Resources * (A)	2,900	205
Core Laboratories (A)	2,500	290
Denbury Resources * (A)	24,824	420
Devon Energy	25,913	1,696

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Diamond Offshore Drilling (A)	4,109	$247
Dresser-Rand Group *	5,434	283
El Paso	48,403	1,211
Energen	4,737	240
EOG Resources	16,445	1,706
EQT	7,966	494
EXCO Resources (A)	6,800	81
Exxon Mobil	301,242	24,232
FMC Technologies * (A)	14,020	734
Forest Oil *	6,514	105
Halliburton	56,997	2,098
Helmerich & Payne (A)	6,250	356
Hess	18,712	1,127
HollyFrontier	11,026	256
Kinder Morgan (A)	11,400	336
Marathon Oil	44,276	1,238
Marathon Petroleum	21,088	704
McDermott International *	12,300	139
Murphy Oil	11,954	668
Nabors Industries *	18,700	335
National Oilwell Varco	25,880	1,856
Newfield Exploration *	8,099	371
Noble Energy	10,462	1,029
Occidental Petroleum	49,554	4,901
Oceaneering International	6,000	285
Oil States International *	2,900	218
Patterson-UTI Energy	8,832	186
Peabody Energy	16,074	631
Pioneer Natural Resources (A)	6,844	647
Plains Exploration & Production *	7,591	270
QEP Resources	11,346	370
Quicksilver Resources * (A)	5,102	41
Range Resources (A)	10,039	720
Rowan *	7,186	244
RPC (A)	3,700	72
SandRidge Energy * (A)	27,400	201
Schlumberger	83,366	6,280
SEACOR Holdings	1,700	148
SM Energy	3,600	286
Southern Union	7,268	300
Southwestern Energy *	20,676	787
Spectra Energy	41,009	1,207
Sunoco	7,356	286
Superior Energy Services * (A)	5,800	172
Teekay (A)	2,100	58
Tesoro *	9,846	235
Tidewater (A)	3,470	175
Ultra Petroleum *	8,500	299
Unit *	2,227	113
Valero Energy	33,836	754
Whiting Petroleum *	7,600	353
Williams	37,146	1,199

		94,258

Financials — 13.5%
ACE	20,700	1,439
Affiliated Managers Group *	2,833	268
Aflac	29,256	1,271
Alexandria Real Estate Equities ‡ (A)	4,400	289
Alleghany *	446	129

Description	Shares	Market Value ($ Thousands)
Allied World Assurance Holdings	2,100	$125
Allstate	32,725	877
American Capital *	18,000	125
American Capital Agency ‡	11,100	319
American Express	63,834	3,067
American Financial Group	5,814	209
American International Group *	26,423	616
American National Insurance	222	16
Ameriprise Financial	14,500	666
Annaly Capital Management ‡ (A)	57,811	929
Aon	19,544	899
Apartment Investment & Management, Cl A ‡	6,399	139
Arch Capital Group *	7,800	295
Ares Capital	11,889	185
Arthur J Gallagher	7,304	226
Aspen Insurance Holdings	3,700	98
Associated Banc	10,584	110
Assurant	5,093	200
Assured Guaranty (A)	8,700	84
AvalonBay Communities ‡ (A)	6,041	754
Axis Capital Holdings	6,900	220
Bank of America	618,818	3,366
Bank of Hawaii	3,582	152
Bank of New York Mellon	76,109	1,481
BankUnited (A)	3,500	76
BB&T (A)	41,106	953
Berkshire Hathaway, Cl B *	106,800	8,412
BlackRock, Cl A	5,085	875
BOK Financial (A)	2,275	125
Boston Properties ‡	9,084	866
Brandywine Realty Trust ‡	6,600	58
BRE Properties ‡	4,320	210
Brown & Brown	6,824	142
Camden Property Trust ‡	3,747	216
Capital One Financial (A)	28,325	1,265
CapitalSource	19,982	129
Capitol Federal Financial	8,324	94
CBOE Holdings	4,700	126
CBRE Group, Cl A *	19,517	328
Charles Schwab (A)	65,485	783
Chimera Investment ‡ (A)	72,500	194
Chubb	17,518	1,181
Cincinnati Financial (A)	8,186	243
CIT Group *	13,400	454
Citigroup	178,904	4,916
City National (A)	2,738	116
CME Group, Cl A	3,974	991
CNA Financial	1,700	45
Comerica	12,453	314
Commerce Bancshares	5,542	206
CommonWealth ‡	6,325	106
Corporate Office Properties Trust ‡ (A)	4,700	98
Cullen/Frost Bankers (A)	3,868	196
DDR ‡ (A)	12,000	140
Digital Realty Trust ‡ (A)	6,600	419
Discover Financial Services	32,989	786
Douglas Emmett ‡ (A)	9,300	167
Duke Realty ‡	14,709	171
E*Trade Financial *	12,900	118

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
East West Bancorp	8,700	$170
Eaton Vance (A)	8,610	207
Endurance Specialty Holdings	3,300	119
Equity Residential ‡	18,687	1,031
Erie Indemnity, Cl A	2,119	156
Essex Property Trust ‡	1,869	248
Everest Re Group	3,000	263
Federal Realty Investment Trust ‡	3,996	353
Federated Investors, Cl B (A)	3,658	58
Fidelity National Financial, Cl A	15,404	245
Fifth Third Bancorp	53,982	653
First Citizens BancShares, Cl A	300	52
First Horizon National	11,356	88
First Niagara Financial Group	17,500	154
First Republic Bank *	3,700	105
Forest City Enterprises, Cl A * (A)	8,842	107
Franklin Resources	8,703	877
Fulton Financial	15,295	143
General Growth Properties ‡	35,553	501
Genworth Financial, Cl A *	25,792	170
Goldman Sachs Group	31,475	3,017
Green Dot, Cl A * (A)	1,800	60
Greenhill (A)	1,200	46
Hanover Insurance Group	2,193	79
Hartford Financial Services Group	27,010	480
HCC Insurance Holdings	6,741	181
HCP ‡ (A)	23,974	927
Health Care REIT ‡ (A)	10,683	536
Hospitality Properties Trust ‡	7,466	165
Host Hotels & Resorts ‡ (A)	43,340	613
Howard Hughes *	1,873	87
Hudson City Bancorp	25,028	140
Huntington Bancshares	48,834	256
Interactive Brokers Group, Cl A (A)	2,200	33
IntercontinentalExchange *	4,400	536
Invesco	26,400	535
Janus Capital Group	6,865	45
Jefferies Group (A)	8,314	95
Jones Lang LaSalle	2,400	155
JPMorgan Chase	242,434	7,508
Kemper	2,460	68
Keycorp	62,995	459
Kimco Realty ‡ (A)	26,044	411
Lazard, Cl A	8,400	217
Legg Mason (A)	8,581	228
Leucadia National	13,020	305
Liberty Property Trust ‡	6,906	206
Lincoln National	20,388	411
Loews	19,336	743
LPL Investment Holdings *	2,400	72
M&T Bank (A)	7,534	550
Macerich ‡	8,111	406
Mack-Cali Realty ‡	6,398	163
Markel *	650	261
Marsh & McLennan	32,365	977
MBIA * (A)	6,559	64
Mercury General	1,196	54
MetLife	50,309	1,584
Moody’s (A)	12,927	449

Description	Shares	Market Value ($ Thousands)
Morgan Stanley	94,578	$1,399
MSCI, Cl A *	6,400	216
NASDAQ OMX Group *	8,300	218
New York Community Bancorp (A)	28,472	343
Northern Trust	13,205	497
NYSE Euronext	16,000	457
Old Republic International (A)	12,190	100
PartnerRe	4,600	302
People’s United Financial	20,134	251
Piedmont Office Realty Trust, Cl A ‡ (A)	8,900	148
Plum Creek Timber ‡ (A)	10,521	388
PNC Financial Services Group	32,222	1,747
Popular *	48,330	72
Principal Financial Group	19,118	461
Progressive	40,580	765
ProLogis ‡	28,818	802
Protective Life	6,609	147
Prudential Financial	29,763	1,507
Public Storage ‡	8,868	1,170
Raymond James Financial (A)	5,821	174
Rayonier ‡	6,904	281
Realty Income ‡ (A)	8,100	274
Regency Centers ‡ (A)	4,808	179
Regions Financial	82,987	341
Reinsurance Group of America, Cl A	4,199	216
RenaissanceRe Holdings	3,200	235
SEI †	8,542	144
Senior Housing Properties Trust ‡	11,600	254
Simon Property Group ‡	17,881	2,223
SL Green Realty ‡ (A)	4,968	327
SLM	35,214	453
St. Joe *	3,961	57
StanCorp Financial Group (A)	2,042	72
State Street	31,294	1,241
SunTrust Banks	33,046	599
Synovus Financial (A)	38,472	57
T. Rowe Price Group	15,780	896
Taubman Centers ‡	3,200	199
TCF Financial (A)	11,001	111
TD Ameritrade Holding	13,045	212
TFS Financial * (A)	3,700	34
Torchmark	5,625	240
Transatlantic Holdings (A)	3,555	194
Travelers	25,244	1,420
UDR ‡	13,293	312
Unum Group	17,205	387
US Bancorp	117,143	3,036
Validus Holdings (A)	3,726	112
Valley National Bancorp (A)	8,411	99
Ventas ‡ (A)	14,992	791
Vornado Realty Trust ‡	11,436	851
Waddell & Reed Financial, Cl A	4,100	111
Washington Federal	8,863	115
Weingarten Realty Investors ‡	7,167	148
Wells Fargo	300,066	7,760
Weyerhaeuser ‡	34,192	574
White Mountains Insurance Group	347	147

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
WR Berkley (A)	7,014	$239
XL Group, Cl A	17,200	355
Zions Bancorporation (A)	9,702	156

		109,511

Health Care — 11.2%
Abbott Laboratories	95,576	5,214
Aetna	23,634	988
Agilent Technologies *	21,164	794
Alere *	5,300	124
Alexion Pharmaceuticals *	11,300	776
Allergan	18,696	1,565
Allscripts Healthcare Solutions *	13,000	253
AMERIGROUP *	2,200	126
AmerisourceBergen (A)	16,424	610
Amgen	52,867	3,062
Amylin Pharmaceuticals * (A)	6,100	66
Baxter International	34,575	1,786
Becton Dickinson	13,844	1,021
Biogen Idec *	14,800	1,701
BioMarin Pharmaceutical *	6,200	215
Bio-Rad Laboratories, Cl A *	1,200	113
Boston Scientific *	89,439	528
Bristol-Myers Squibb	103,661	3,392
Brookdale Senior Living, Cl A *	6,100	95
Bruker *	4,100	51
C.R. Bard	5,585	487
Cardinal Health	21,429	910
CareFusion *	13,664	339
Catalyst Health Solutions *	2,100	109
Celgene *	28,380	1,790
Cerner *	8,348	509
Charles River Laboratories International * (A)	2,843	81
CIGNA	16,055	710
Community Health Systems *	4,062	81
Cooper	3,204	196
Covance *	3,036	139
Coventry Health Care *	8,462	270
Covidien	30,500	1,389
DaVita *	5,408	412
Dendreon * (A)	7,800	67
Dentsply International	8,098	292
Edwards Lifesciences *	7,314	483
Eli Lilly	63,061	2,387
Endo Pharmaceuticals Holdings *	8,097	277
Express Scripts * (A)	30,044	1,372
Forest Laboratories *	16,773	503
Gen-Probe *	3,027	191
Gilead Sciences *	48,150	1,919
HCA Holdings *	6,900	168
Health Management Associates, Cl A *	12,422	102
Health Net *	4,702	146
Henry Schein *	5,984	385
Hill-Rom Holdings	4,724	149
Hologic *	14,700	259
Hospira *	9,981	281
Human Genome Sciences * (A)	10,200	78
Humana	10,575	938
Idexx Laboratories *	3,152	237

Description	Shares	Market Value ($ Thousands)
Illumina * (A)	7,100	$197
Intuitive Surgical *	2,400	1,042
Johnson & Johnson	168,009	10,874
Laboratory Corp of America Holdings *	6,311	541
Life Technologies *	11,370	440
LifePoint Hospitals *	2,376	93
Lincare Holdings (A)	4,540	108
McKesson	15,766	1,282
Medco Health Solutions *	25,020	1,418
Mednax *	2,900	195
Medtronic	66,385	2,418
Merck	189,543	6,776
Mettler Toledo International *	1,936	309
Mylan Laboratories *	28,319	553
Myriad Genetics *	4,500	96
Omnicare (A)	8,131	265
Patterson	7,383	223
PerkinElmer	5,634	107
Perrigo (A)	5,300	519
Pfizer	481,480	9,663
Pharmaceutical Product Development	5,684	189
Pharmasset *	4,800	629
QIAGEN *	12,100	180
Quest Diagnostics	9,344	548
Regeneron Pharmaceuticals * (A)	4,500	267
ResMed * (A)	8,710	227
Sirona Dental Systems *	2,800	124
St. Jude Medical	19,446	748
Stryker	18,504	904
SXC Health Solutions *	3,800	224
Techne	2,341	158
Teleflex (A)	3,040	185
Tenet Healthcare * (A)	26,294	122
Thermo Fisher Scientific *	23,125	1,093
Thoratec * (A)	4,200	128
United Therapeutics *	3,800	155
UnitedHealth Group	65,829	3,211
Universal Health Services, Cl B	6,176	248
Varian Medical Systems *	7,530	469
VCA Antech *	3,539	70
Vertex Pharmaceuticals *	11,600	336
Warner Chilcott, Cl A *	11,400	179
Waters *	5,772	462
Watson Pharmaceuticals *	7,518	486
WellPoint	22,531	1,590
Zimmer Holdings *	12,125	613

		90,800

Industrials — 10.6%
3M	43,146	3,496
AECOM Technology *	8,100	174
AGCO *	5,300	242
Air Lease, Cl A * (A)	3,700	83
Alexander & Baldwin	1,782	68
Alliant Techsystems (A)	2,736	161
Ametek	10,320	442
Armstrong World Industries (A)	700	28
Avery Dennison	6,310	165
Babcock & Wilcox *	6,750	153

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
BE Aerospace *	5,600	$218
Boeing	44,891	3,084
C.H. Robinson Worldwide (A)	10,186	698
Carlisle	4,566	203
Caterpillar	39,088	3,826
Chicago Bridge & Iron	6,800	281
Cintas (A)	6,157	187
CNH Global *	1,100	44
Con-way	2,223	62
Cooper Industries, Cl A (A)	9,800	544
Copa Holdings, Cl A	2,200	142
Copart *	2,909	131
Corrections Corp of America *	7,800	164
Covanta Holding	6,200	93
Crane	2,400	115
CSX	67,696	1,470
Cummins	11,812	1,138
Danaher	33,702	1,631
Deere	25,518	2,022
Delta Air Lines *	54,700	444
Donaldson	4,872	333
Dover	10,857	597
Dun & Bradstreet	2,856	199
Eaton	20,152	905
Emerson Electric	46,620	2,436
Equifax	7,256	270
Exelis	10,502	94
Expeditors International of Washington	12,748	555
Fastenal (A)	17,324	721
FedEx (A)	18,844	1,566
Flowserve	3,700	380
Fluor	10,208	559
Fortune Brands Home & Security *	9,120	152
Gardner Denver	3,000	257
GATX	2,100	90
General Cable * (A)	2,500	66
General Dynamics	20,772	1,372
General Electric	646,123	10,280
Goodrich	7,892	963
Graco	4,524	194
GrafTech International *	6,500	94
Harsco	3,470	72
Hertz Global Holdings *	17,300	196
Honeywell International	48,490	2,626
Hubbell, Cl B	3,892	255
Huntington Ingalls Industries *	2,096	67
IDEX	4,993	182
IHS, Cl A *	2,900	256
Illinois Tool Works (A)	26,980	1,226
Ingersoll-Rand	19,800	656
Iron Mountain	11,963	363
ITT	5,251	106
Jacobs Engineering Group * (A)	8,402	349
JB Hunt Transport Services	5,272	241
Joy Global	6,833	624
Kansas City Southern *	7,100	483
KAR Auction Services *	2,100	28
KBR	8,884	257
Kennametal	5,100	194

Description	Shares	Market Value ($ Thousands)
Kirby *	3,600	$231
L-3 Communications Holdings, Cl 3	5,977	396
Landstar System	3,765	174
Lennox International	2,300	76
Lincoln Electric Holdings	5,000	197
Lockheed Martin (A)	17,629	1,378
Manitowoc	5,700	63
Manpower	4,684	172
Masco (A)	19,509	187
MSC Industrial Direct, Cl A	2,620	182
Navistar International *	3,700	138
Nielsen Holdings *	6,000	174
Nordson	3,100	146
Norfolk Southern	21,633	1,634
Northrop Grumman (A)	16,378	935
Oshkosh Truck *	4,259	87
Owens Corning *	6,600	190
Paccar	21,670	879
Pall	7,445	406
Parker Hannifin	9,904	820
Pentair (A)	5,661	215
Pitney Bowes (A)	11,185	208
Polypore International *	2,000	98
Precision Castparts	8,846	1,457
Quanta Services *	12,100	249
Raytheon	21,468	978
Regal-Beloit	2,300	121
Republic Services, Cl A	19,242	528
Robert Half International (A)	10,176	270
Rockwell Automation	8,504	638
Rockwell Collins (A)	9,762	536
Roper Industries	5,900	503
RR Donnelley & Sons (A)	9,677	145
Ryder System	3,206	168
Shaw Group *	5,000	124
Snap-on	3,391	174
Southwest Airlines	44,920	377
Spirit Aerosystems Holdings, Cl A *	9,100	177
SPX	2,911	185
Stanley Black & Decker	9,793	641
Stericycle *	5,726	464
Terex *	6,348	98
Textron (A)	15,322	298
Thomas & Betts *	3,167	165
Timken	4,960	208
Toro	1,560	88
Towers Watson, Cl A	3,700	241
TransDigm Group *	3,300	318
Trinity Industries	6,500	186
Tyco International	28,100	1,348
Union Pacific	29,816	3,083
United Continental Holdings * (A)	20,500	368
United Parcel Service, Cl B	44,641	3,203
United Technologies	55,866	4,279
URS *	4,500	163
UTi Worldwide	5,100	79
Valmont Industries	1,000	85
Verisk Analytics, Cl A *	7,600	299
WABCO Holdings *	4,524	213

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Wabtec	3,400	$232
Waste Connections	6,850	224
Waste Management (A)	28,694	898
WESCO International *	2,000	102
WW Grainger (A)	3,681	688
Xylem	10,502	251

		85,611

Information Technology — 18.2%
Accenture, Cl A	40,100	2,323
Acme Packet *	2,700	90
Activision Blizzard	27,856	346
Adobe Systems *	31,502	864
Advanced Micro Devices * (A)	34,134	194
Akamai Technologies *	12,318	356
Alliance Data Systems * (A)	2,912	298
Altera	19,673	741
Amdocs * (A)	10,900	308
Amphenol, Cl A	10,492	476
Analog Devices	17,512	610
Ansys *	5,200	322
AOL * (A)	5,034	72
Apple *	56,523	21,603
Applied Materials	79,755	860
Ariba *	4,900	149
Arrow Electronics *	6,589	241
Atmel *	24,400	216
Autodesk *	14,137	482
Automatic Data Processing	30,692	1,568
Avago Technologies	12,100	362
Avnet *	8,210	244
AVX	1,424	18
BMC Software *	11,189	399
Broadcom, Cl A	33,368	1,013
Broadridge Financial Solutions	7,573	171
Brocade Communications Systems *	28,000	151
CA	25,338	537
Cadence Design Systems *	18,963	208
Ciena *	4,114	50
Cisco Systems	337,927	6,299
Citrix Systems *	11,687	834
Cognizant Technology Solutions, Cl A *	18,388	1,238
Computer Sciences	10,364	253
Compuware *	9,351	77
CoreLogic *	4,584	61
Corning	94,658	1,256
Cree * (A)	6,022	150
Cypress Semiconductor	10,200	195
Dell *	100,543	1,585
Diebold	4,929	149
Dolby Laboratories, Cl A *	3,743	123
DST Systems	1,695	81
eBay *	71,711	2,122
EchoStar, Cl A *	2,132	47
Electronic Arts *	20,965	486
EMC *	125,064	2,878
Equinix * (A)	2,600	260
F5 Networks *	5,038	570
Factset Research Systems (A)	2,700	252

Description	Shares	Market Value ($ Thousands)
Fairchild Semiconductor International, Cl A *	7,600	$98
Fidelity National Information Services	14,690	354
First Solar * (A)	3,600	172
Fiserv *	9,069	523
FLIR Systems (A)	8,700	234
Fortinet *	6,100	146
Freescale Semiconductor Holdings I * (A)	3,500	44
Fusion-io * (A)	2,300	77
Gartner *	6,300	238
Genpact *	9,000	140
Global Payments	5,134	227
Google, Cl A *	15,444	9,257
Harris (A)	6,889	245
Hewlett-Packard	120,701	3,374
IAC (A)	5,332	223
Informatica *	6,000	270
Ingram Micro, Cl A *	10,823	195
Intel	323,358	8,055
International Business Machines	74,198	13,949
International Rectifier *	3,355	71
Intersil, Cl A	5,361	57
Intuit	18,486	984
IPG Photonics *	1,400	54
Itron *	1,900	67
Jabil Circuit	11,474	233
JDS Uniphase *	16,240	178
Juniper Networks *	31,825	723
Kla-Tencor	10,709	494
Lam Research *	8,591	350
Lender Processing Services	3,614	69
Lexmark International, Cl A	4,286	143
Linear Technology	14,057	431
LinkedIn, Cl A *	1,000	66
LSI *	35,248	198
Marvell Technology Group *	30,600	432
Mastercard, Cl A	6,600	2,472
Maxim Integrated Products (A)	19,200	492
MEMC Electronic Materials *	10,338	43
Microchip Technology (A)	11,722	409
Micron Technology *	55,916	335
Micros Systems *	4,900	231
Microsoft	454,600	11,629
Molex (A)	9,570	239
Monster Worldwide *	5,218	38
Motorola Mobility Holdings *	15,266	595
Motorola Solutions	17,833	832
National Instruments	6,904	181
NCR *	10,189	178
NetApp * (A)	21,755	801
NeuStar, Cl A *	3,600	122
Novellus Systems * (A)	4,977	172
Nuance Communications * (A)	16,200	398
Nvidia *	35,656	557
ON Semiconductor *	24,800	187
Oracle	235,767	7,391
Paychex (A)	19,107	556
PMC - Sierra *	10,900	61
Polycom *	10,400	176

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
QLogic *	8,380	$125
Qualcomm	102,650	5,625
Rackspace Hosting * (A)	7,000	304
Red Hat *	11,727	587
Riverbed Technology *	10,900	284
Rovi * (A)	7,400	206
SAIC *	16,400	198
Salesforce.com *	8,038	952
SanDisk *	14,043	692
Silicon Laboratories * (A)	2,200	95
Skyworks Solutions *	10,100	165
Solera Holdings	4,100	194
SunPower, Cl A *	6,368	50
Symantec *	44,848	733
Synopsys *	9,482	265
Tech Data *	2,250	111
Tellabs	17,289	69
Teradata *	10,589	574
Teradyne * (A)	13,263	179
Texas Instruments (A)	70,208	2,113
TIBCO Software *	11,500	315
Total System Services	10,891	218
Trimble Navigation *	6,814	293
VeriFone Holdings *	6,600	289
VeriSign	9,285	312
Visa, Cl A	31,800	3,084
Vishay Intertechnology *	7,150	71
VistaPrint * (A)	2,700	88
VMware, Cl A *	5,100	493
WebMD Health, Cl A *	3,510	127
Western Digital *	15,730	457
Western Union	38,928	679
Xerox	83,596	682
Xilinx (A)	16,757	548
Yahoo! *	80,881	1,271
Zebra Technologies, Cl A *	3,625	137

		147,239

Materials — 4.0%
Air Products & Chemicals	13,394	1,122
Airgas	4,715	363
AK Steel Holding (A)	5,300	45
Albemarle	6,144	335
Alcoa	61,402	615
Allegheny Technologies	6,997	351
Allied Nevada Gold * (A)	4,500	162
Aptargroup	4,000	203
Ashland	4,476	249
Ball	9,550	335
Bemis (A)	6,774	200
Cabot	3,873	128
Carpenter Technology	2,700	146
Celanese, Cl A	8,783	408
CF Industries Holdings	4,366	610
Cliffs Natural Resources	8,500	576
Commercial Metals	4,900	69
Compass Minerals International (A)	2,000	153
Crown Holdings *	9,151	296
Cytec Industries	2,381	112
Domtar	2,500	196

Description	Shares	Market Value ($ Thousands)
Dow Chemical	71,170	$1,972
E.I. Du Pont de Nemours	56,892	2,715
Eastman Chemical	8,084	320
Ecolab (A)	14,891	849
FMC	4,660	391
Freeport-McMoRan Copper & Gold, Cl B	58,824	2,330
Greif, Cl A	2,500	117
Huntsman	12,129	133
International Flavors & Fragrances	4,391	238
International Paper	26,755	760
Intrepid Potash * (A)	3,900	90
LyondellBasell Industries, Cl A	18,700	611
Martin Marietta Materials (A)	2,663	208
MeadWestvaco	10,058	300
Molycorp * (A)	2,800	95
Monsanto	33,050	2,428
Mosaic	17,078	901
Nalco Holding	7,617	295
Newmont Mining	29,733	2,048
Nucor	19,390	765
Owens-Illinois *	9,491	185
Packaging Corp of America	7,299	190
PPG Industries	10,123	888
Praxair (A)	18,525	1,890
Reliance Steel & Aluminum	4,100	201
Rock-Tenn, Cl A	5,000	291
Rockwood Holdings *	3,500	156
Royal Gold (A)	3,200	261
RPM International	9,869	233
Schnitzer Steel Industries, Cl A (A)	1,000	46
Scotts Miracle-Gro, Cl A (A)	2,006	88
Sealed Air	13,268	234
Sherwin-Williams (A)	5,137	446
Sigma-Aldrich	7,448	483
Silgan Holdings	2,500	97
Solutia *	6,200	99
Sonoco Products	5,846	190
Southern Copper	11,248	350
Steel Dynamics	12,100	160
Temple-Inland	6,575	209
Titanium Metals	3,358	52
United States Steel (A)	7,483	204
Valspar	5,764	213
Vulcan Materials (A)	7,257	236
Walter Industries	4,000	287
Westlake Chemical (A)	1,900	80
WR Grace *	3,700	154

		32,163

Telecommunication Services — 2.9%
American Tower, Cl A *	24,822	1,464
AT&T	360,733	10,454
CenturyLink	37,654	1,413
Clearwire, Cl A * (A)	8,300	15
Crown Castle International *	17,896	757
Frontier Communications (A)	60,695	347
Level 3 Communications *	9,846	203
MetroPCS Communications *	18,500	155

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
NII Holdings *	9,420	$217
SBA Communications, Cl A *	6,700	274
Sprint Nextel *	183,644	496
Telephone & Data Systems	5,502	149
tw telecom, Cl A *	9,000	169
US Cellular *	831	36
Verizon Communications	173,815	6,558
Windstream (A)	28,747	338

		23,045

Utilities — 3.8%
AES *	37,224	450
AGL Resources	4,647	192
Alliant Energy	6,176	261
Ameren	15,290	517
American Electric Power	29,950	1,188
American Water Works	11,600	360
Aqua America (A)	9,177	201
Atmos Energy	5,591	191
Calpine *	23,900	359
Centerpoint Energy	25,715	512
CMS Energy (A)	14,042	294
Consolidated Edison (A)	18,116	1,076
Constellation Energy Group	12,458	500
Dominion Resources	35,312	1,823
DTE Energy	10,264	540
Duke Energy (A)	83,119	1,733
Edison International	20,079	789
Entergy (A)	11,398	802
Exelon (A)	41,129	1,822
FirstEnergy	26,027	1,157
GenOn Energy *	49,375	134
Great Plains Energy	10,471	220
Hawaiian Electric Industries	6,746	175
Integrys Energy Group	4,502	232
ITC Holdings	2,900	214
MDU Resources Group	11,421	245
National Fuel Gas	5,389	312
NextEra Energy	25,173	1,396
NiSource (A)	16,421	376
Northeast Utilities	9,907	343
NRG Energy *	13,800	272
NSTAR	6,128	279
NV Energy	15,400	236
OGE Energy	5,568	295
ONEOK	6,729	560
Pepco Holdings	13,544	268
PG&E	23,418	910
Pinnacle West Capital	6,192	294
PPL (A)	36,526	1,097
Progress Energy	17,461	950
Public Service Enterprise Group	32,052	1,056
Questar	11,146	215
SCANA	6,520	284
Sempra Energy	15,123	804
Southern	52,703	2,314
TECO Energy	12,400	233
UGI	6,650	199
Vectren	6,091	177
Westar Energy (A)	8,100	224
Wisconsin Energy	14,798	491

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	30,981	$815

		30,387

Total Common Stock (Cost $645,444) ($ Thousands)		784,999

AFFILIATED PARTNERSHIP — 7.1%
SEI Liquidity Fund, L.P.
0.140% † ** (B)	58,757,387	57,962

Total Affiliated Partnership (Cost $58,757) ($ Thousands)		57,962

	Number of Warrants
WARRANT — 0.0%
American International Group, Expires 01/19/21	1	—

Total Warrant (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.030% † **	20,061,199	20,061

Total Cash Equivalent (Cost $20,061) ($ Thousands)		20,061

U.S. TREASURY OBLIGATIONS (C) (D)— 0.2%
U.S. Treasury Bill
0.020%, 03/29/12	$110	110
0.010%, 02/23/12	700	700
0.001%, 01/12/12	878	878
Total U.S. Treasury Obligations (Cost $1,688) ($ Thousands)		1,688

Total Investments — 106.8% (Cost $725,950)($ Thousands)		$864,710

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	372	Dec-2011	$1,218
S&P Mid 400 Index E-MINI	30	Dec-2011	131

			$1,349

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $809,470 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in affiliated security (see Note 5).

9	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2011

‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $59,809

($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $57,962

($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poors

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	784,999	—	—	784,999
Affiliated Partnership	—	57,962	—	57,962
Warrant	—	—	—	—
Cash Equivalent	20,061	—	—	20,061
U.S. Treasury Obligations	—	1,688	—	1,688

Total Investments in Securities	$805,060	$59,650	$—	$864,710

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,349	$—	$—	$1,349

Total Other Financial Instruments	$1,349	$—	$—	$1,349

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Consumer Discretionary — 12.8%
AFC Enterprises *	28,862	$453
American Eagle Outfitters	57,410	799
American Greetings, Cl A (A)	46,345	787
American Public Education * (A)	60,930	2,335
Ameristar Casinos	6,900	121
ANN * (A)	35,824	840
Arbitron	6,700	252
Arctic Cat *	20,600	409
Asbury Automotive Group *	9,000	178
Bally Technologies *	16,600	636
Barnes & Noble (A)	18,100	316
Belo, Cl A	80,211	469
Big Lots *	10,600	425
Biglari Holdings *	1,220	419
BJ’s Restaurants * (A)	21,720	1,044
Bob Evans Farms (A)	24,500	820
Body Central *	12,900	276
Boyd Gaming * (A)	8,400	56
Bravo Brio Restaurant Group *	28,262	487
Bridgepoint Education * (A)	11,900	262
Brinker International (A)	14,300	344
Brown Shoe (A)	64,900	545
Cabela’s * (A)	26,233	618
Callaway Golf (A)	98,180	555
Capella Education *	5,100	173
Career Education *	14,600	103
Casual Male Retail Group * (A)	106,000	342
Cato, Cl A (A)	33,700	862
Cheesecake Factory * (A)	3,800	108
Chico’s FAS	36,880	384
Childrens Place Retail Stores * (A)	11,220	604
Christopher & Banks	25,600	73
Coinstar * (A)	12,900	551
Coldwater Creek * (A)	46,900	41
Cooper Tire & Rubber	83,663	1,121
Core-Mark Holding	13,055	504
Cracker Barrel Old Country Store (A)	1,800	86
CROCS *	16,900	262
CSS Industries	7,600	162
Deckers Outdoor *	6,240	680
Denny’s * (A)	59,300	202
Destination Maternity	10,800	158
Dick’s Sporting Goods	29,285	1,151
Dillard’s, Cl A	1,500	71
DreamWorks Animation SKG, Cl A * (A)	29,300	544
Eastman Kodak * (A)	38,900	42
Ethan Allen Interiors (A)	55,864	1,134
EW Scripps, Cl A * (A)	21,800	185
Express	14,500	329
Federal Mogul, Cl A *	13,400	196
Finish Line, Cl A (A)	35,500	748
Foot Locker	7,400	175
Francesca’s Holdings * (A)	15,600	257
Fred’s, Cl A (A)	35,200	474
Gaylord Entertainment *	8,000	170
Gentex (A)	16,600	489

Description	Shares	Market Value ($ Thousands)
G-III Apparel Group *	7,800	$144
hhgregg * (A)	39,562	627
Hibbett Sports * (A)	21,610	984
Hillenbrand	12,700	289
HomeAway * (A)	14,800	387
HOT Topic	71,400	507
Hyatt Hotels, Cl A *	8,311	297
International Speedway, Cl A	15,010	369
ITT Educational Services * (A)	4,900	269
Jack in the Box *	28,000	574
Jakks Pacific (A)	8,200	157
Jones Group (A)	71,845	779
Journal Communications, Cl A * (A)	56,700	238
K12 * (A)	20,990	524
Kirkland’s * (A)	21,100	263
La-Z-Boy, Cl Z * (A)	71,000	703
Libbey * (A)	79,400	965
Life Time Fitness * (A)	55,579	2,264
Lincoln Educational Services (A)	31,300	230
Live Nation * (A)	73,202	632
Liz Claiborne * (A)	150,900	1,248
LKQ *	16,680	509
Lumber Liquidators Holdings * (A)	35,800	607
Matthews International, Cl A	29,984	995
Mattress Firm Holding *	9,600	212
McClatchy, Cl A * (A)	25,600	30
MDC Partners, Cl A	52,400	760
Men’s Wearhouse	34,898	971
Meredith (A)	33,420	969
Modine Manufacturing *	5,600	54
Monro Muffler Brake (A)	1,550	62
Morgans Hotel Group *	94,300	586
Morningstar (A)	6,500	392
National CineMedia	165,175	2,154
New Frontier Media *	28,000	31
Orient-Express Hotels, Cl A *	60,042	432
Oxford Industries (A)	22,800	865
Pacific Sunwear of California *	81,500	113
Pandora Media * (A)	28,794	293
Panera Bread, Cl A *	3,900	559
Papa John’s International *	5,400	205
Peet’s Coffee & Tea * (A)	800	46
Penn National Gaming *	1,200	45
Penske Auto Group (A)	18,200	369
PEP Boys-Manny Moe & Jack (A)	39,271	446
PetMed Express (A)	41,500	387
PF Chang’s China Bistro	10,700	325
Pier 1 Imports * (A)	38,700	526
Pinnacle Entertainment * (A)	85,315	902
PulteGroup * (A)	14,800	91
Quiksilver *	267,328	826
RadioShack (A)	48,800	560
ReachLocal * (A)	89,475	725
Regal Entertainment Group, Cl A (A)	33,500	477
Regis (A)	115,606	1,875
Rent-A-Center, Cl A	43,400	1,560
Ruby Tuesday *	31,400	230
Saks * (A)	148,153	1,410

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Scholastic (A)	28,600	$774
School Specialty * (A)	64,921	272
Scientific Games, Cl A *	57,808	497
Select Comfort *	41,840	775
Service International	27,900	286
Shutterfly * (A)	37,626	1,019
Sinclair Broadcast Group, Cl A (A)	43,300	448
Six Flags Entertainment (A)	5,500	209
Skechers U.S.A., Cl A * (A)	45,900	618
Skullcandy * (A)	83,551	1,238
SodaStream International * (A)	16,160	482
Sotheby’s	15,500	487
Stage Stores	20,600	258
Steiner Leisure *	5,300	249
Steven Madden *	13,650	487
Stewart Enterprises, Cl A (A)	64,000	398
Strayer Education (A)	1,800	175
Sturm Ruger (A)	18,700	601
Superior Industries International	20,500	334
Teavana Holdings * (A)	27,860	556
Tempur-Pedic International *	7,760	424
Tenneco *	32,800	950
Tesla Motors * (A)	46,192	1,512
Texas Roadhouse, Cl A (A)	42,075	563
Tractor Supply	7,040	509
True Religion Apparel *	43,769	1,541
Ulta Salon Cosmetics & Fragrance *	6,580	458
Unifi *	9,700	75
Universal Electronics *	10,800	176
Universal Technical Institute *	8,800	112
Vail Resorts (A)	16,500	734
Vera Bradley * (A)	39,700	1,524
Warnaco Group *	15,500	786
Wet Seal, Cl A *	152,300	526
Whistler Blackcomb Holdings	16,500	158
Winnebago Industries * (A)	3,400	22
WMS Industries *	38,768	813
Zumiez * (A)	83,386	1,962

		82,884

Consumer Staples — 2.4%
Andersons	3,800	168
B&G Foods, Cl A (A)	18,200	404
Cal-Maine Foods (A)	13,534	458
Casey’s General Stores (A)	12,306	657
Central Garden and Pet, Cl A *	38,948	346
Central Garden and Pet *	34,504	298
Chefs’ Warehouse *	29,140	390
Chiquita Brands International *	117,500	976
Coca-Cola Bottling	5,900	330
Corn Products International	24,479	1,273
Cosan Industria e Comercio (Brazil)	9,700	145
Darling International *	24,000	345
Dole Food * (A)	85,085	719
Elizabeth Arden *	5,400	204
Fresh Del Monte Produce	43,500	1,091
Fresh Market * (A)	35,350	1,387
Imperial Sugar	2,400	11
Ingles Markets, Cl A	11,100	171

Description	Shares	Market Value ($ Thousands)
J&J Snack Foods	8,180	$424
Lancaster Colony (A)	21,751	1,531
Medifast * (A)	9,600	133
Nash Finch	14,600	405
Omega Protein *	22,000	186
Pantry *	70,473	872
Prestige Brands Holdings * (A)	59,795	591
Rite Aid * (A)	132,800	162
Sanderson Farms (A)	7,376	380
Spartan Stores (A)	46,956	847
Spectrum Brands Holdings *	12,800	359
Universal	4,900	232
USANA Health Sciences * (A)	1,400	48
Weis Markets	5,700	228
Winn-Dixie Stores * (A)	19,600	108

		15,879

Energy — 7.4%
Alberta Oilsands *	611,100	96
Alon USA Energy	9,600	82
Approach Resources * (A)	29,500	923
Basic Energy Services *	3,400	64
Berry Petroleum, Cl A (A)	33,268	1,460
Bill Barrett *	8,715	340
BPZ Resources * (A)	93,300	298
C&J Energy Services * (A)	9,500	187
Cabot Oil & Gas	3,200	283
Cal Dive International *	80,683	190
Callon Petroleum *	41,600	223
CARBO Ceramics (A)	4,100	584
Carrizo Oil & Gas * (A)	44,980	1,280
Clayton Williams Energy * (A)	3,400	251
Cloud Peak Energy * (A)	48,400	1,034
Complete Production Services *	28,875	1,007
Comstock Resources * (A)	145,813	2,425
Contango Oil & Gas *	2,500	158
CVR Energy *	16,300	297
Delek US Holdings (A)	21,200	233
Dresser-Rand Group *	22,597	1,177
Dril-Quip *	24,620	1,751
Energy Partners *	38,700	535
Forest Oil *	36,300	582
GeoMet *	110,150	118
Global Geophysical Services *	44,161	307
Global Industries *	13,500	108
Golar LNG	1,100	48
Goodrich Petroleum * (A)	190,182	2,773
Green Plains Renewable Energy * (A)	16,900	178
Gulf Island Fabrication	9,500	270
Gulfmark Offshore, Cl A *	14,300	641
Harvest Natural Resources * (A)	17,400	159
Helix Energy Solutions Group * (A)	46,400	823
Karoon Gas Australia *	33,141	160
Key Energy Services *	98,146	1,482
Kinder Morgan Escrow *	58,213	—
Lone Pine Resources *	111,046	832
Magnum Hunter Resources * (A)	186,425	897
Matrix Service *	83,600	782
Newpark Resources * (A)	60,055	538
Northern Oil And Gas *	8,505	208

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Oasis Petroleum * (A)	28,090	$856
Oceaneering International	13,020	619
Oil States International *	6,400	482
Oilsands Quest * (A)	906,800	162
Parker Drilling *	125,500	873
Patriot Coal * (A)	12,500	130
Penn Virginia (A)	66,800	354
Petroleum Development * (A)	43,025	1,444
Petroquest Energy * (A)	47,200	324
Pioneer Drilling *	28,500	313
Porto Energy *	490,600	116
Quicksilver Resources * (A)	222,367	1,801
Resolute Energy * (A)	37,340	506
Rosetta Resources *	1,200	65
Scorpio Tankers * (A)	239,257	1,593
SEACOR Holdings	12,100	1,050
SemGroup, Cl A *	2,100	59
SM Energy	7,190	572
StealthGas *	38,100	147
Stone Energy *	14,000	396
Superior Energy Services * (A)	38,000	1,129
Swift Energy * (A)	45,857	1,348
Targa Resources (A)	26,760	925
Tesco (A)	58,495	780
Tesoro *	15,500	370
Tetra Technologies *	39,200	360
Tidewater (A)	13,800	696
Triangle Petroleum * (A)	27,500	158
Unit *	2,400	121
USEC * (A)	36,800	52
Vaalco Energy *	124,700	786
Vantage Drilling * (A)	48,400	58
Venoco *	11,200	104
W&T Offshore (A)	35,200	705
Warren Resources *	52,200	149
Western Refining * (A)	27,100	322
World Fuel Services (A)	51,223	2,196

		47,905

Financials — 18.7%
1st Source	6,200	156
Acadia Realty Trust ‡	3,700	72
Advance America Cash Advance Centers	63,000	537
Affiliated Managers Group *	14,490	1,370
Agree Realty ‡ (A)	26,200	639
Alexander’s ‡	200	79
Alliance Financial	3,900	116
Allied World Assurance Holdings	4,800	286
Alterra Capital Holdings (A)	62,915	1,444
American Campus Communities ‡	7,700	303
American Capital Agency ‡ (A)	24,600	706
American Equity Investment Life Holding (A)	15,900	176
Anworth Mortgage Asset ‡ (A)	75,500	478
Apartment Investment & Management, Cl A ‡	38,131	831
Apollo Investments *	14,400	104
Ares Capital	1,950	30
Argo Group International Holdings	7,100	208

Description	Shares	Market Value ($ Thousands)
Ashford Hospitality Trust ‡ (A)	21,500	$171
Aspen Insurance Holdings	7,400	196
Associated Banc	14,000	146
Associated Estates Realty ‡	4,300	69
AvalonBay Communities ‡ (A)	8,612	1,075
Banco Latinoamericano de Comercio Exterior, Cl E	29,500	483
Bancorpsouth (A)	27,067	265
Bank of Hawaii (A)	5,400	230
Bank of the Ozarks (A)	26,205	743
Berkshire Hills Bancorp	17,305	345
BGC Partners, Cl A (A)	72,900	461
BioMed Realty Trust ‡	39,815	709
Boston Private Financial Holdings (A)	192,632	1,497
Boston Properties ‡	7,978	761
Brandywine Realty Trust ‡	95,630	833
Brasil Brokers Participacoes	30,800	104
BRE Properties ‡	16,600	808
Camden National	4,600	136
Campus Crest Communities ‡ (A)	84,700	854
CapitalSource	89,708	579
CapLease ‡	60,000	249
Capstead Mortgage ‡	39,700	495
Cardinal Financial	38,537	412
Cash Store Financial Services	47,733	305
Cathay General Bancorp (A)	11,200	155
CBL & Associates Properties ‡	74,606	1,066
Central Pacific Financial *	630	8
Chatham Lodging Trust ‡	13,700	147
Chemical Financial	3,000	62
Citizens Republic Bancorp *	7,450	81
City Holding (A)	4,900	160
CNO Financial Group * (A)	166,100	1,050
CoBiz Financial	75,280	401
Cohen & Steers (A)	25,900	705
Colonial Properties Trust ‡	35,300	700
Columbia Banking System	18,300	329
CommonWealth ‡	42,145	706
Community Bank System (A)	11,300	299
Community Trust Bancorp	6,800	192
Corporate Office Properties Trust ‡	24,750	516
CreXus Investment ‡ (A)	76,900	751
CubeSmart ‡	7,500	75
CVB Financial (A)	68,405	672
CYS Investments ‡ (A)	19,500	256
Delphi Financial Group, Cl A (A)	26,300	723
DFC Global *	9,850	179
DiamondRock Hospitality ‡	4,992	44
Dime Community Bancshares	20,200	239
Douglas Emmett ‡ (A)	21,000	378
Dynex Capital ‡	17,300	154
Eagle Bancorp * (A)	31,269	464
EastGroup Properties ‡	6,400	272
Eaton Vance (A)	23,206	558
Education Realty Trust ‡	103,973	969
Employers Holdings	68,042	1,182
Encore Bancshares * (A)	33,800	408
Encore Capital Group *	30,003	654
Endurance Specialty Holdings	46,616	1,686

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Entertainment Properties Trust ‡ (A)	4,000	$179
Equity Lifestyle Properties ‡	2,400	148
Equity One ‡ (A)	42,990	718
Equity Residential ‡	28,587	1,578
ESSA Bancorp (A)	19,100	212
Excel Trust ‡ (A)	41,013	451
Extra Space Storage ‡	24,350	587
FBL Financial Group, Cl A (A)	13,900	472
FBR Capital Markets * (A)	187,700	355
Federal Realty Investment Trust ‡	2,855	252
Federated Investors, Cl B (A)	31,523	500
Financial Engines * (A)	78,891	1,733
First Commonwealth Financial	88,800	413
First Financial Bancorp	34,811	553
First Financial Holdings	8,100	66
First Horizon National (A)	91,013	701
First Industrial Realty Trust ‡ *	5,700	54
First Merchants	4,100	33
First Midwest Bancorp	91,271	867
First Potomac Realty Trust ‡ (A)	38,525	490
FirstMerit (A)	90,547	1,323
Flushing Financial	30,600	396
FNB (Pennsylvania) (A)	17,000	181
Fulton Financial	12,200	114
Gain Capital Holdings (A)	26,300	175
General Growth Properties ‡	66,926	942
Getty Realty ‡ (A)	4,000	64
GFI Group	39,000	166
Gladstone Commercial ‡	10,900	186
Global Indemnity, Cl A *	33,100	624
Government Properties Income Trust ‡ (A)	23,900	520
Great American Group *	115,882	13
Greenhill (A)	11,380	439
Hancock Holding (A)	46,480	1,419
Hanover Insurance Group	14,040	507
Hatteras Financial ‡ (A)	30,000	804
HCP ‡ (A)	36,948	1,428
Health Care REIT ‡ (A)	11,850	595
Healthcare Realty Trust ‡	5,700	100
Highwoods Properties ‡	38,300	1,105
Home Bancshares	28,000	696
Home Properties ‡ (A)	9,900	544
Horace Mann Educators	91,654	1,119
Hospitality Properties Trust ‡	8,200	181
Host Hotels & Resorts ‡ (A)	66,309	938
Hudson Valley Holding	8,126	165
Iberiabank	23,832	1,187
Infinity Property & Casualty	35,510	2,039
Inland Real Estate ‡	23,500	174
International Bancshares (A)	42,000	751
Invesco Mortgage Capital ‡	4,400	69
Investment Technology Group *	33,500	357
Investors Real Estate Trust ‡ (A)	6,900	48
iStar Financial ‡ * (A)	8,400	47
Jones Lang LaSalle	11,300	728
Kemper	12,000	331
Kennedy-Wilson Holdings (A)	84,100	930
Knight Capital Group, Cl A *	46,300	585
LaSalle Hotel Properties ‡	25,430	595

Description	Shares	Market Value ($ Thousands)
Lexington Realty Trust ‡ (A)	72,000	$546
LPL Investment Holdings * (A)	32,167	965
LTC Properties ‡	17,600	506
Macerich ‡	11,086	555
Mack-Cali Realty ‡	24,688	629
Maiden Holdings	130,100	1,132
MainSource Financial Group (A)	9,700	80
MarketAxess Holdings	49,961	1,446
MB Financial	11,300	192
MCG Capital (A)	116,400	514
Meadowbrook Insurance Group (A)	208,536	2,127
Medallion Financial	20,200	237
Medical Properties Trust ‡	14,100	135
MFA Mortgage Investments ‡	119,611	823
Mid-America Apartment Communities ‡ (A)	23,541	1,349
Monmouth Real Estate Investment, Cl A ‡ *	21,100	179
Montpelier Re Holdings	17,700	301
MSCI, Cl A *	27,024	912
Nara Bancorp *	6,700	63
National Financial Partners * (A)	31,945	441
National Health Investors ‡ (A)	2,500	106
National Penn Bancshares (A)	84,858	707
National Retail Properties ‡ (A)	25,305	670
NBT Bancorp	4,800	102
Nelnet, Cl A	70,300	1,611
Northwest Bancshares (A)	10,700	133
OceanFirst Financial	5,950	77
Ocwen Financial *	63,600	838
Old National Bancorp	62,008	696
Omega Healthcare Investors ‡	7,800	140
OmniAmerican Bancorp *	7,000	104
Oriental Financial Group	14,600	160
PacWest Bancorp (A)	40,216	751
Park National (A)	3,200	195
Parkway Properties ‡ (A)	16,400	166
Pebblebrook Hotel Trust ‡	5,719	106
PennantPark Investment	70,935	752
Pennsylvania Real Estate Investment Trust ‡ (A)	24,400	228
PennyMac Mortgage Investment Trust ‡	15,300	247
PHH *	9,100	140
PICO Holdings *	19,558	433
Piedmont Office Realty Trust, Cl A ‡ (A)	22,157	369
Platinum Underwriters Holdings	42,732	1,471
PMI Group * (A)	63,400	1
Post Properties ‡	4,300	172
Potlatch ‡ (A)	18,800	605
Presidential Life	9,773	100
Primerica *	2,200	51
ProAssurance	20,871	1,662
ProLogis ‡	46,267	1,287
Prosperity Bancshares (A)	16,940	677
Provident Financial Services	20,700	271
PS Business Parks ‡	5,600	295
Public Storage ‡	5,521	728
RAIT Financial Trust ‡ (A)	6,566	29

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Ramco-Gershenson Properties ‡ (A)	42,000	$357
Redwood Trust ‡ (A)	7,500	78
Regency Centers ‡ (A)	16,465	612
Reinsurance Group of America, Cl A	13,516	696
Republic Bancorp, Cl A	11,400	242
Retail Opportunity Investments ‡	6,500	77
Sabra Health Care REIT ‡	9,666	102
Safeguard Scientifics *	32,958	555
Safety Insurance Group	4,000	167
Sandy Spring Bancorp	18,747	324
Saul Centers ‡	900	31
SCBT Financial	13,900	396
Selective Insurance Group	9,900	163
Signature Bank NY *	23,191	1,355
Simmons First National, Cl A	15,080	400
Simon Property Group ‡	13,391	1,665
SL Green Realty ‡ (A)	13,645	898
Solar Capital	5,400	124
Sovran Self Storage ‡	4,000	167
Starwood Property Trust ‡	19,100	341
Stifel Financial *	30,940	981
Summit Hotel Properties ‡	17,100	144
Sun Communities ‡	1,000	36
Sunstone Hotel Investors ‡ *	43,000	328
Susquehanna Bancshares (A)	80,080	634
SVB Financial Group *	12,480	587
SWS Group	27,800	178
Symetra Financial	11,900	112
Synovus Financial (A)	136,955	204
Tanger Factory Outlet Centers ‡	7,600	215
TCF Financial (A)	69,733	701
THL Credit	29,300	352
TICC Capital	9,300	83
Titanium Asset * (C) (F) (G) (H)	122,200	79
Titanium Asset Management *	10,500	4
Tompkins Financial (A)	4,200	168
Tower Group (A)	19,800	416
UMB Financial	4,000	143
Union First Market Bankshares	15,200	199
United Financial Bancorp	15,900	268
Universal Health Realty Income Trust ‡	1,300	48
Uranium Participation *	21,400	125
Urstadt Biddle Properties, Cl A ‡	16,500	278
Validus Holdings (A)	34,400	1,035
Value Creation * (C) (F) (G) (H)	119,600	134
Ventas ‡ (A)	19,340	1,020
ViewPoint Financial Group	46,900	602
Virginia Commerce Bancorp * (A)	46,100	308
Walter Investment Management	11,277	252
Washington Federal	3,900	51
Washington Real Estate Investment Trust ‡ (A)	5,400	147
Webster Financial	48,515	956
Western Alliance Bancorp *	162,835	1,024
Winthrop Realty Trust ‡	41,400	387
WisdomTree Investments * (A)	125,550	782

Description	Shares	Market Value ($ Thousands)
World Acceptance * (A)	4,100	$281
WSFS Financial	12,200	446
Zions Bancorporation (A)	66,739	1,074

		121,393

Health Care — 11.3%
ABIOMED * (A)	15,200	306
Accuray * (A)	80,300	322
Achillion Pharmaceuticals * (A)	48,379	322
Acorda Therapeutics *	14,200	329
Aegerion Pharmaceuticals *	24,600	394
Affymetrix *	59,500	269
Alere * (A)	28,900	676
Align Technology * (A)	32,781	803
Alkermes *	18,400	281
Allos Therapeutics *	81,300	108
Almost Family * (A)	16,300	244
Amarin ADR * (A)	44,810	313
AMERIGROUP *	9,800	560
AMN Healthcare Services *	53,960	248
Amsurg, Cl A *	35,608	929
Ardea Biosciences * (A)	8,450	158
Arena Pharmaceuticals * (A)	127,482	201
Ariad Pharmaceuticals * (A)	70,910	857
Arqule *	39,780	223
Arthrocare *	12,300	367
athenahealth * (A)	17,388	1,033
AVEO Pharmaceuticals * (A)	37,880	640
BioMarin Pharmaceutical * (A)	14,955	518
BioScrip *	14,800	91
Bruker *	48,000	601
Cambrex *	47,400	328
Catalyst Health Solutions *	13,100	681
Centene * (A)	21,280	824
Cepheid *	12,920	443
Charles River Laboratories International *	4,800	136
Chemed	10,100	542
Community Health Systems *	7,900	157
Computer Programs & Systems	2,500	113
Conmed *	45,543	1,197
Cross Country Healthcare *	18,000	93
CryoLife *	30,700	127
Cubist Pharmaceuticals * (A)	50,675	1,955
Depomed * (A)	15,900	77
DynaVox, Cl A *	78,344	311
Emergent Biosolutions *	37,927	646
Emeritus * (A)	47,900	762
Ensign Group (A)	17,100	405
Enzon Pharmaceuticals * (A)	23,200	164
eResearch Technology *	131,000	600
Five Star Quality Care *	28,700	74
Fluidigm *	35,764	482
Gen-Probe *	11,401	718
Greatbatch *	50,320	1,113
Haemonetics * (A)	10,933	648
Halozyme Therapeutics *	71,200	675
Hansen Medical * (A)	196,055	467
Health Net *	24,400	760
Healthsouth * (A)	53,734	929
Healthspring *	24,110	1,317
Healthways *	34,600	225

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
HeartWare International * (A)	8,117	$560
Hill-Rom Holdings	21,000	664
Hi-Tech Pharmacal *	22,800	947
HMS Holdings *	28,040	850
ICON ADR *	13,685	233
ICU Medical * (A)	12,100	533
Idenix Pharmaceuticals * (A)	45,100	343
Impax Laboratories *	22,200	447
Imris *	118,220	345
Incyte * (A)	41,545	572
Insulet * (A)	80,300	1,492
InterMune * (A)	8,930	162
Invacare (A)	19,223	395
IPC The Hospitalist *	28,135	1,297
Ironwood Pharmaceuticals, Cl A *	16,860	204
ISTA Pharmaceuticals *	101,500	381
Kensey Nash *	4,100	104
Kindred Healthcare * (A)	14,800	184
LHC Group *	17,200	239
LifePoint Hospitals * (A)	5,400	212
Magellan Health Services *	20,170	1,022
MAKO Surgical * (A)	12,100	348
MAP Pharmaceuticals *	16,950	233
Masimo	54,869	1,134
Medical Action Industries *	74,800	355
Medicines *	25,400	480
Medicis Pharmaceutical, Cl A	15,100	493
Mednax *	18,075	1,218
MELA Sciences * (A)	46,500	224
Metropolitan Health Networks *	44,100	319
Momenta Pharmaceuticals *	3,900	59
MWI Veterinary Supply *	5,335	369
Myriad Genetics *	58,396	1,241
Natus Medical *	67,300	563
Nektar Therapeutics * (A)	57,700	288
Neurocrine Biosciences * (A)	35,200	230
NuVasive * (A)	128,863	1,778
NxStage Medical * (A)	20,960	410
Omnicare (A)	27,886	909
Omnicell *	108,348	1,751
Onyx Pharmaceuticals *	22,140	976
Optimer Pharmaceuticals *	11,330	131
Orexigen Therapeutics * (A)	52,000	93
Owens & Minor (A)	2,200	68
Par Pharmaceutical *	24,100	781
PDL BioPharma (A)	164,100	1,050
PerkinElmer	2,500	47
Pharmacyclics * (A)	16,410	250
PharMerica *	3,550	56
Providence Service *	78,600	920
PSS World Medical * (A)	58,302	1,421
Questcor Pharmaceuticals * (A)	41,000	1,843
Quidel * (A)	48,235	875
Rigel Pharmaceuticals *	22,700	173
Sagent Pharmaceuticals * (A)	30,700	635
Salix Pharmaceuticals *	33,332	1,471
Savient Pharmaceuticals * (A)	2,300	6
Seattle Genetics * (A)	19,539	325
Sirona Dental Systems *	11,700	520
Skilled Healthcare Group, Cl A * (A)	59,600	254

Description	Shares	Market Value ($ Thousands)
STERIS	33,157	$997
Sun Healthcare Group * (A)	26,700	82
SXC Health Solutions *	8,650	509
Symmetry Medical *	44,900	352
Syneron Medical *	85,994	929
Techne	11,616	784
Teleflex	25,463	1,550
Thoratec *	13,570	413
Tornier * (A)	35,158	632
Unilife *	123,200	506
Viropharma * (A)	30,800	740
Volcano *	16,140	398
WellCare Health Plans *	14,000	818
Zoll Medical *	33,630	1,548

		73,503

Industrials — 18.3%
AAR	4,700	86
ABM Industries (A)	25,300	550
Acacia Research - Acacia
Technologies *	9,000	314
ACCO Brands *	22,300	210
Actuant, Cl A	23,460	538
Acuity Brands	20,300	1,020
Aegean Marine Petroleum Network (A)	133,800	603
AerCap Holdings *	92,790	998
Aerovironment * (A)	6,800	207
Air Transport Services Group *	133,800	648
Aircastle (A)	33,200	386
Alamo Group	9,300	264
Alaska Air Group *	15,100	1,048
Albany International, Cl A	23,700	575
Allegiant Travel, Cl A *	3,600	188
Alliant Techsystems	2,400	141
Altra Holdings *	9,500	169
Amerco *	1,200	94
Ametek	13,630	584
Ampco-Pittsburgh	9,900	203
Applied Industrial Technologies	17,900	618
Astec Industries *	14,000	468
Atlas Air Worldwide Holdings *	28,340	1,197
Avis Budget Group * (A)	67,700	799
BE Aerospace *	17,266	672
Belden	44,078	1,456
Brady, Cl A	37,127	1,112
Briggs & Stratton (A)	7,300	110
Carlisle	20,500	914
Cascade	10,100	439
Celadon Group	85,602	915
Ceradyne *	19,500	580
Clean Harbors * (A)	18,795	1,127
Columbus McKinnon *	66,000	829
Comfort Systems USA	46,586	486
Consolidated Graphics *	1,300	66
Copa Holdings, Cl A	14,846	958
Corporate Executive Board	15,675	614
Corrections Corp of America *	11,100	233
CoStar Group * (A)	38,868	2,586
Courier (A)	14,941	165
CRA International *	9,945	203
Cubic	23,584	1,001

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Curtiss-Wright	14,700	$484
Deluxe	17,600	402
DigitalGlobe *	29,900	445
Dycom Industries *	26,870	539
Dynamic Materials	44,318	947
EMCOR Group	86,420	2,215
Encore Wire	3,800	99
EnerSys *	18,800	452
Ennis	7,900	117
EnPro Industries * (A)	4,900	164
ESCO Technologies	10,666	289
Exponent *	3,500	166
Flow International *	54,200	142
Force Protection *	140,200	774
FTI Consulting * (A)	55,400	2,376
G&K Services, Cl A	56,387	1,686
Gardner Denver (A)	14,806	1,269
Genco Shipping & Trading * (A)	4,800	36
GenCorp * (A)	32,000	174
General Cable * (A)	48,696	1,291
Genesee & Wyoming, Cl A *	9,910	605
Geo Group * (A)	94,600	1,675
Gibraltar Industries *	48,600	658
Global Power Equipment Group * (A)	17,500	407
Graco	8,900	383
GrafTech International *	10,000	144
Granite Construction	21,300	530
Great Lakes Dredge & Dock	30,900	187
H&E Equipment Services *	15,000	191
Harsco	9,600	198
Hawaiian Holdings * (A)	276,085	1,643
Heico, Cl A	23,409	959
HEICO (A)	24,510	1,454
Heidrick & Struggles International	1,400	30
Hexcel *	29,900	745
HNI (A)	7,900	207
Huntington Ingalls Industries * (A)	10,100	321
Huron Consulting Group *	14,582	506
ICF International *	31,700	822
IDEX	31,694	1,156
IHS, Cl A *	6,362	562
Innerworkings * (A)	105,356	957
Insperity	13,600	337
Interface, Cl A	98,340	1,131
John Bean Technologies	15,165	250
Kadant *	41,743	853
Kaydon	63,535	2,006
Kelly Services, Cl A	10,300	149
Keyw Holding * (A)	39,700	323
Kforce *	25,900	317
Kirby *	19,190	1,234
Knight Transportation	1,370	20
Kratos Defense & Security Solutions *	31,200	156
Landstar System	25,222	1,167
Layne Christensen *	9,800	245
LB Foster, Cl A	5,100	146
Lincoln Electric Holdings	17,050	673
LS Starrett, Cl A	700	9

Description	Shares	Market Value ($ Thousands)
M&F Worldwide *	8,500	$212
Marten Transport	48,945	904
Michael Baker *	8,700	173
Middleby *	18,180	1,659
Miller Industries	11,200	180
Mistras Group *	29,200	687
Mobile Mini *	62,992	1,136
Moog, Cl A *	12,045	504
Mueller Industries	18,400	702
MYR Group *	5,300	93
NACCO Industries, Cl A	6,600	524
National Presto Industries (A)	800	76
Navigant Consulting *	86,100	970
Northwest Pipe *	10,620	247
Old Dominion Freight Line *	23,100	896
Orbital Sciences *	17,300	257
Orion Marine Group *	184,884	1,111
Oshkosh Truck *	7,900	162
Pacer International *	80,800	346
Polypore International * (A)	28,191	1,383
Quad, Cl A (A)	13,600	218
Quanex Building Products	52,085	785
RailAmerica *	2,600	37
Rand Logistics *	23,400	151
Raven Industries	1,400	85
RBC Bearings *	13,690	578
Resources Connection	49,108	526
Robbins & Myers	18,779	999
RPX *	30,870	436
RSC Holdings * (A)	16,600	202
Rush Enterprises, Cl A *	46,937	899
Ryder System	15,300	800
Sauer-Danfoss *	14,400	541
SeaCube Container Leasing	11,500	177
Simpson Manufacturing	62,620	2,073
Skywest	16,164	196
Spirit Aerosystems Holdings, Cl A *	30,500	595
Spirit Airlines *	89,800	1,449
Standard Parking *	52,623	953
Standex International	5,200	166
Steelcase, Cl A	34,100	267
Sun Hydraulics	15,600	393
Swift Transportation, Cl A *	47,400	404
SYKES Enterprises *	56,900	927
TAL International Group (A)	23,830	627
Teledyne Technologies *	25,014	1,418
Terex * (A)	29,355	453
Tetra Tech *	96,333	2,157
Textainer Group Holdings (A)	6,100	165
Thermon Group Holdings *	24,990	386
Titan International (A)	21,500	463
Titan Machinery * (A)	27,150	589
TMS International, Cl A *	72,300	723
Towers Watson, Cl A	25,541	1,664
TransDigm Group *	11,292	1,089
Trex * (A)	27,400	612
Trinity Industries	12,200	349
Triumph Group (A)	12,200	726
TrueBlue *	79,020	1,017
Tutor Perini *	89,300	1,473
Unifirst	1,800	104

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
United Rentals * (A)	87,052	$2,450
United Stationers	5,200	175
US Airways Group * (A)	97,300	459
Valmont Industries (A)	6,170	526
Viad	7,600	141
Vitran, Cl A *	51,195	292
Wabash National * (A)	468,547	3,439
WABCO Holdings *	13,385	629
Wabtec	28,449	1,941
Watsco	10,400	660
Watts Water Technologies, Cl A (A)	20,721	792
Werner Enterprises (A)	5,900	138
WESCO International *	35,501	1,809
Woodward	15,300	648
YRC Worldwide *	552	—
Zipcar * (A)	39,300	627

		118,617

Information Technology — 17.4%
ACI Worldwide * (A)	8,900	268
Acme Packet *	31,100	1,040
ADTRAN	32,305	1,067
Advent Software * (A)	26,546	717
Aeroflex Holding *	82,100	791
Amkor Technology * (A)	30,800	137
Amtech Systems *	17,600	160
Anadigics *	45,100	101
Ancestry.com * (A)	45,785	1,086
Arris Group *	33,000	355
Arrow Electronics *	19,400	709
Aruba Networks * (A)	58,425	1,233
AsiaInfo-Linkage * (A)	30,111	263
Aspen Technology *	46,830	836
Atmel *	90,983	807
AVX	19,200	248
Benchmark Electronics *	35,097	485
Black Box	8,700	248
Blue Coat Systems *	21,800	392
Booz Allen Hamilton Holding, Cl A *	18,000	251
Brightpoint *	32,560	325
BroadSoft * (A)	69,319	2,432
Brocade Communications Systems *	141,003	759
Brooks Automation	10,600	101
CACI International, Cl A *	25,745	1,452
Cadence Design Systems *	69,730	763
Cardtronics *	22,839	621
Cavium * (A)	35,525	1,160
CDC Software ADR *	99,700	187
Ceva * (A)	29,584	852
Ciber *	231,000	956
Coherent *	20,794	1,056
CommVault Systems *	9,475	470
Compuware *	27,300	226
Comtech
Telecommunications (A)	32,523	985
Concur Technologies * (A)	23,200	1,096
Constant Contact * (A)	64,577	1,413
Convergys * (A)	27,200	351
CoreLogic *	24,300	323

Description	Shares	Market Value ($ Thousands)
Cornerstone OnDemand * (A)	71,743	$1,156
CSG Systems International *	13,800	209
CTS	14,800	126
Cymer * (A)	28,725	1,285
Daktronics	17,100	161
DDi	27,500	248
DealerTrack Holdings *	65,500	1,696
Diebold (A)	55,226	1,666
Digi International *	63,400	697
Digital River * (A)	78,467	1,255
DTS *	31,360	903
Earthlink	143,205	902
Electronics for Imaging *	8,400	124
Emulex * (A)	109,318	864
Entegris * (A)	111,140	937
Envestnet *	43,968	459
Euronet Worldwide *	62,314	1,122
Fabrinet * (A)	11,900	169
Fairchild Semiconductor International, Cl A *	41,140	533
Forrester Research	6,100	197
Fortinet *	41,100	986
Fusion-io * (A)	13,730	460
Gartner *	34,117	1,291
Glu Mobile * (A)	20,200	62
GT Advanced Technologies * (A)	44,000	340
Hackett Group *	157,710	596
Hittite Microwave *	21,290	1,158
Imation *	18,700	110
Imperva *	3,200	89
Informatica *	3,200	144
Inphi * (A)	175,520	1,894
Insight Enterprises *	21,200	310
Integrated Device Technology * (A)	74,998	435
Intermec *	109,216	802
International Rectifier * (A)	55,018	1,157
Intersil, Cl A (A)	68,500	728
InvenSense, Cl A *	700	8
IPG Photonics *	15,550	596
Ixia *	24,000	264
j2 Global Communications (A)	12,570	341
Jack Henry & Associates	45,685	1,517
JDA Software Group *	5,400	170
Kemet *	34,400	285
KIT Digital * (A)	18,000	160
Kulicke & Soffa Industries * (A)	56,100	511
Lattice Semiconductor *	33,400	230
Lender Processing Services	9,500	180
Lexmark International, Cl A	28,200	943
Littelfuse	9,353	437
LogMeIn * (A)	17,700	761
LTX-Credence *	69,200	421
Magma Design Automation *	9,800	56
Magnachip Semiconductor *	29,090	233
Manhattan Associates *	31,000	1,399
Mantech International, Cl A (A)	14,400	487
MAXIMUS	14,400	599
Measurement Specialties *	40,337	1,151
Mellanox Technologies * (A)	59,493	2,083
MEMC Electronic Materials *	23,800	99
Micrel (A)	10,100	105

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Micros Systems *	10,910	$515
Microsemi *	8,400	149
MicroStrategy, Cl A *	5,024	619
Mitek Systems * (A)	63,315	464
Mitel Networks * (A)	67,000	172
MKS Instruments	9,800	263
Monolithic Power Systems *	24,818	299
Monotype Imaging Holdings *	4,300	64
Move *	19,850	129
MTS Systems	1,600	64
Multi-Fineline Electronix *	8,850	185
Netgear *	18,350	697
Netlogic Microsystems *	10,230	506
Netscout Systems *	5,700	101
NetSuite * (A)	19,800	803
Newport *	24,700	322
NIC (A)	34,000	442
Nuance Communications * (A)	24,900	612
ON Semiconductor *	80,500	606
OpenTable * (A)	8,900	315
Oplink Communications *	22,100	365
Opnet Technologies	5,700	203
Opnext *	116,300	122
Orbotech *	11,110	114
OSI Systems *	3,900	186
Parametric Technology *	60,789	1,266
Park Electrochemical	17,800	488
Parkervision * (A)	169,071	169
Photronics * (A)	36,700	212
Plantronics (A)	20,700	713
PMC - Sierra *	25,500	143
Power-One * (A)	45,200	193
Progress Software *	33,500	682
PROS Holdings *	40,207	644
Pulse Electronics (A)	23,000	70
QLIK Technologies * (A)	44,998	1,232
QLogic *	41,200	615
Quantum *	39,100	105
Quest Software *	10,800	195
Rackspace Hosting * (A)	15,000	651
Radisys *	18,200	79
RealD * (A)	36,300	348
RealNetworks	17,250	131
RealPage * (A)	76,483	1,914
Riverbed Technology *	16,400	426
Rosetta Stone * (A)	92,540	641
Rudolph Technologies *	68,760	540
S1 *	4,400	43
Saba Software *	38,100	257
Sapient	40,900	502
Seachange International *	16,400	131
ServiceSource International *	124,130	1,656
Silicon Graphics International * (A)	2,400	36
Silicon Laboratories * (A)	8,990	389
SolarWinds * (A)	49,710	1,630
Solera Holdings	11,895	563
Sourcefire * (A)	26,400	874
SS&C Technologies Holdings *	53,046	851
STR Holdings * (A)	16,489	151
SuccessFactors * (A)	41,150	1,053
Sycamore Networks	111,065	2,199

Description	Shares	Market Value ($ Thousands)
Synaptics * (A)	1,700	$55
SYNNEX * (A)	7,200	211
Synopsys *	31,351	877
Take-Two Interactive Software * (A)	3,200	45
Taleo, Cl A *	43,242	1,401
Tech Data *	19,900	980
Tekelec *	52,900	583
TeleCommunication Systems, Cl A *	38,700	104
TeleNav * (A)	23,900	196
TeleTech Holdings *	21,000	370
Teradyne * (A)	98,560	1,327
Tessera Technologies *	4,000	69
THQ * (A)	50,500	86
TIBCO Software *	41,740	1,144
TNS *	38,794	758
Travelzoo * (A)	5,100	143
Trimble Navigation *	16,493	711
Tyler Technologies * (A)	27,250	873
Ultra Clean Holdings *	40,540	229
Ultratech *	34,000	789
Unisys * (A)	7,300	176
United Online (A)	42,500	224
Veeco Instruments * (A)	2,900	72
VeriFone Holdings *	4,460	196
Vishay Intertechnology *	30,400	301
VistaPrint * (A)	69,397	2,270
Vocus *	43,151	916
Websense * (A)	25,800	467
XO Group * (A)	16,100	119
Xyratex (A)	81,766	1,109
Zebra Technologies, Cl A *	18,102	685

		112,624

Materials — 4.3%
Allied Nevada Gold *	4,500	161
Aptargroup	2,500	127
Boise (A)	29,100	174
Buckeye Technologies (A)	27,000	836
Carpenter Technology	3,100	168
Coeur d’Alene Mines *	7,600	222
Commercial Metals	6,400	89
Cytec Industries	12,406	585
Eagle Materials	11,000	255
EcoSynthetix *	19,300	133
Ferro *	80,191	466
Georgia Gulf * (A)	7,800	150
Glatfelter	15,900	231
Globe Specialty Metals (A)	153,680	2,294
Great Basin Gold * (A)	160,475	149
Greif, Cl A	16,956	790
H.B. Fuller (A)	46,800	1,079
Haynes International	6,200	372
Headwaters * (A)	72,300	185
Hecla Mining	1,500	9
Horsehead Holding * (A)	275,149	2,556
Huntsman	46,444	508
Innophos Holdings	29,934	1,474
Innospec *	41,500	1,206
KapStone Paper and Packaging *	20,600	342

9	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Koppers Holdings (A)	2,000	$66
LSB Industries *	4,300	134
Minerals Technologies	21,600	1,253
Neenah Paper	15,200	284
New Gold *	12,400	138
NewMarket (A)	3,400	673
Noranda Aluminum Holding	47,200	388
Olympic Steel	3,700	88
OM Group *	48,379	1,100
Owens-Illinois *	31,117	608
Packaging Corp of America	29,307	762
PolyOne (A)	89,430	962
Quaker Chemical	4,100	159
Rock-Tenn, Cl A	3,800	221
Romarco Minerals *	154,700	148
RTI International Metals * (A)	42,663	1,165
Sandstorm Gold *	57,800	77
Schnitzer Steel Industries, Cl A	7,800	362
Schweitzer-Mauduit International	11,070	788
Sensient Technologies	41,770	1,578
Silgan Holdings (A)	12,915	503
Solutia *	33,710	537
Stepan	3,000	244
TPC Group *	3,700	89
Tredegar	16,800	367
Universal Stainless & Alloy *	4,900	185
US Gold * (A)	30,500	127
Wausau Paper	7,600	59
Worthington Industries (A)	18,400	324

		27,950

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	10,000	414
Boingo Wireless *	66,800	568
Cincinnati Bell * (A)	62,100	182
Fairpoint Communications * (A)	43,700	208
IDT, Cl B	9,400	122
Leap Wireless International * (A)	14,100	128
Neutral Tandem *	95,000	1,027
Premiere Global Services *	25,000	207
SBA Communications, Cl A *	15,586	637
tw telecom, Cl A *	16,470	309
USA Mobility	38,800	545

		4,347

Utilities — 2.1%
AGL Resources	28,578	1,178
Allete	4,452	178
Avista	15,200	380
Cadiz * (A)	40,500	346
Central Vermont Public Service	1,000	35
CH Energy Group	900	51
Chesapeake Utilities	7,201	310
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	5,300	95
Cleco	15,798	571
Dynegy, Cl A *	11,400	33
El Paso Electric	8,900	307
Genie Energy, Cl B *	9,400	68
Great Plains Energy	91,546	1,926
IDACORP	10,792	442
Laclede Group (A)	9,600	385

Description	Shares/Face Amount ($ thousands)	Market Value ($ Thousands)
MGE Energy	4,100	$184
Nicor	4,900	275
Northwest Natural Gas (A)	7,268	342
NorthWestern	4,500	157
Piedmont Natural Gas (A)	2,200	73
Portland General Electric	127,180	3,186
Southwest Gas	9,786	396
UIL Holdings (A)	17,995	627
Unisource Energy	20,500	756
Vectren	5,600	163
Westar Energy (A)	18,658	515
WGL Holdings	15,149	649

		13,628

Total Common Stock (Cost $623,739) ($ Thousands)		618,730

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (C)	2,800	270

Energy — 0.0%
GeoMet (C)	12,249	125

Financials — 0.0%
Grubb & Ellis *	7,900	101

Total Preferred Stock (Cost $1,145) ($ Thousands)		496

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund (A)	12,387	913

Total Exchange Traded Fund (Cost $820) ($ Thousands)		913

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (B) (F) (G)	$2,856	193

Energy — 0.1%
Rentech
4.000%, 04/15/13	312	294

Financials — 0.0%
Grubb & Ellis (C)
7.950%, 05/01/15	103	70

Total Convertible Bonds (Cost $732) ($ Thousands)		557

10	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

Description	Number Of Rights/Warrants	Market Value ($ Thousands)
RIGHTS — 0.0%

United States — 0.0%
Ligand Pharma, Expires
01/05/12	64,529	—

Total Rights (Cost $—) ($ Thousands)		—

WARRANTS — 0.0%

Kulim, Expires 10/14/13*	21,800	—

Magnum Hunter Resource, Expires 08/29/14 *	17,967	—

Rentech, Expires 04/25/12 * (C) (F) (G) (H)	16,100	—

Sandstorm Gold, Expires 04/23/14 *	127,125	99

Total Warrants (Cost $—) ($ Thousands)		99

AFFILIATED PARTNERSHIP — 28.3%
SEI Liquidity Fund, L.P.
0.140% †† **(I)	189,370,061	183,262

Total Affiliated Partnership (Cost $189,370) ($ Thousands)		183,262

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040% †† **	17,994,741	17,995

Total Cash Equivalent (Cost $17,995) ($ Thousands)		17,995

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill (D) (E)
0.080%, 09/20/12	$598	597
0.063%, 12/15/11	2,012	2,012
0.058%, 06/28/12	3,287	3,286

Total U.S. Treasury Obligations (Cost $5,895) ($ Thousands)		5,895

Total Investments — 127.7% (Cost $839,696)($ Thousands)		$827,947

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number Of Contracts	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	335	Dec-2011	$361

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/6/11-12/12/11	CAD 66	USD 64	$(1)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barlclays PLC	(17)	17	$—
UBS	(48)	47	(1)

			(1)

For the period ended November 30, 2011 , the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $648,176 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
‡	Real Estate Investment Trust.
††	Investment in Affiliated Security (see Note 5).
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $192,781 ($ Thousands).
(B)	Security in default on interest payments.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	The rate reported is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(F)	Securities considered illiquid. The total value of such securities as of November 30, 2011 was $406 ($ Thousands) and represented 0.06% of net assets.
(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2011, was $406 ($ Thousands) and represented 0.06% of net assets.
(H)	Securities considered restricted. The total value of such securities as of November 30, 2011, was $213 ($ Thousands) and represented 0.03% of net assets (I) This security was purchased with collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011, was $183,262 ($ Thousands).

ADR — American Depositary Receipt

CAD— Canadian Dollar

Cl — Class

L.P.— Limited Partnership

PLC— Public Limited Company

REIT— Real Estate Investment Trust

USD— United States Dollar

11	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2011

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$618,513	$4	$213	$618,730
Preferred Stock	—	496	—	496
Exchange Traded Fund	913	—	—	913
Convertible Bonds	—	364	193	557
Rights	—	—	—	—
Warrants	—	99	—	99
Affiliated Partnership	—	183,262	—	183,262
Cash Equivalent	17,995	—	—	17,995
U.S. Treasury Obligations	—	5,895	—	5,895

Total Investments in Securities	$637,421	$190,120	$406	$827,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$361	$—	$—	$361
Forwards Contracts*	$—	$(1)	$—	$(1)

Total Securities Sold Short	$361	$(1)	$—	$360

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(48)	79
Net purchases/sales	—	—
Net transfer into Level 3	—	—
Net transfer out of Level 3	—	—

Ending balance as of November 30, 2011	$213	$193

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$20	$79

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%

Consumer Discretionary — 12.4%
AFC Enterprises *	129,265	$2,029
AMC Networks, Cl A *	78,170	2,814
American Eagle Outfitters	284,191	3,953
American Greetings, Cl A (A)	92,440	1,571
American Public Education * (A)	80,554	3,087
ANN * (A)	52,529	1,232
Arctic Cat *	68,000	1,352
Autoliv (A)	36,100	1,924
Belo, Cl A	173,216	1,013
Big 5 Sporting Goods (A)	11,600	106
Big Lots *	64,400	2,583
BJ’s Restaurants * (A)	31,460	1,513
Bob Evans Farms	41,100	1,376
Body Central *	12,200	261
Brinker International	56,300	1,356
Brown Shoe (A)	61,400	515
Brunswick (A)	163,450	3,043
Buffalo Wild Wings * (A)	63,250	4,078
Cabela’s * (A)	48,178	1,136
Callaway Golf (A)	187,406	1,059
Carter’s * (A)	64,464	2,564
Casual Male Retail Group * (A)	100,200	324
Cato, Cl A	70,800	1,812
CEC Entertainment	59,360	1,999
Cheesecake Factory * (A)	70,680	2,005
Chico’s FAS	75,415	784
Childrens Place Retail Stores * (A)	105,931	5,707
Collective Brands * (A)	103,539	1,444
Columbia Sportswear (A)	27,850	1,415
Cooper Tire & Rubber (A)	207,043	2,774
Core-Mark Holding	24,305	937
Cracker Barrel Old Country Store (A)	6,800	323
Dana Holdings *	123,510	1,539
Deckers Outdoor *	30,460	3,318
Destination Maternity	46,400	680
Dick’s Sporting Goods	143,940	5,658
Dillard’s, Cl A (A)	29,800	1,401
Dollar Tree *	48,000	3,911
Domino’s Pizza UK & IRL	97,478	688
DR Horton (A)	268,850	3,202
DSW, Cl A	125,710	5,657
Dufry Group	3,992	399
Estacio Participacoes	120,865	1,221
Ethan Allen Interiors (A)	61,051	1,239
Express	181,010	4,107
GameStop, Cl A * (A)	38,200	883
Gannett (A)	186,016	2,020
Gaylord Entertainment * (A)	86,960	1,845
G-III Apparel Group *	26,500	488
GNC Holdings, Cl A * (A)	148,802	4,058
H&R Block (A)	51,400	808
Hanesbrands *	160,630	3,956
Harley-Davidson	49,743	1,829
Hasbro	52,720	1,888
hhgregg * (A)	75,265	1,192
Hibbett Sports * (A)	127,594	5,807
HOT Topic	78,100	555

Description	Shares	Market Value ($ Thousands)
Hyatt Hotels, Cl A *	29,676	$1,059
International Game Technology	63,421	1,082
International Speedway, Cl A	32,291	794
Interpublic Group	198,989	1,867
Jones Group (A)	378,912	4,111
K12 * (A)	58,180	1,453
La-Z-Boy, Cl Z * (A)	30,000	297
Libbey *	75,100	913
Life Time Fitness * (A)	82,664	3,367
Lincoln Educational Services (A)	45,600	335
LKQ *	46,484	1,419
Lululemon Athletica * (A)	32,750	1,628
Maidenform Brands *	153,618	2,833
Matthews International, Cl A	19,160	635
MDC Partners, Cl A	49,500	718
Men’s Wearhouse	83,321	2,319
Meredith (A)	41,050	1,191
Monro Muffler (A)	29,113	1,169
National CineMedia	422,774	5,513
New Frontier Media *	27,900	30
Newell Rubbermaid	191,652	2,932
NVR *	1,526	1,022
O’Reilly Automotive *	51,300	3,962
Orient-Express Hotels, Cl A *	166,107	1,194
Pandora Media * (A)	80,246	817
Panera Bread, Cl A *	10,870	1,559
Penn National Gaming *	47,987	1,781
Penske Auto Group (A)	17,200	349
PEP Boys-Manny Moe & Jack (A)	106,624	1,211
PetMed Express (A)	57,800	539
Pier 1 Imports *	290,600	3,949
Pinnacle Entertainment * (A)	90,990	962
Polaris Industries (A)	58,134	3,494
RadioShack (A)	65,700	754
ReachLocal * (A)	105,325	853
Regis (A)	163,235	2,648
Rent-A-Center, Cl A	39,900	1,434
Royal Caribbean Cruises	66,953	1,855
Ruby Tuesday * (A)	204,087	1,496
Rue21 * (A)	91,995	2,212
Ryland Group (A)	130,416	1,961
Sally Beauty Holdings *	142,250	2,859
Scholastic (A)	45,700	1,237
School Specialty * (A)	88,385	369
Scientific Games, Cl A *	124,869	1,074
Scripps Networks Interactive, Cl A	44,904	1,788
Select Comfort *	116,590	2,161
Shutterfly * (A)	172,988	4,684
Sinclair Broadcast Group, Cl A	93,100	963
Skechers U.S.A., Cl A * (A)	50,200	676
Skullcandy * (A)	61,030	905
Stage Stores	71,200	893
Steiner Leisure *	13,800	649
Steven Madden * (A)	87,533	3,121
Tempur-Pedic International *	175,193	9,567
Tenneco *	172,447	4,994
Tesla Motors * (A)	76,150	2,493
Texas Roadhouse, Cl A (A)	77,350	1,036
Tractor Supply (A)	19,580	1,414
TRW Automotive Holdings *	49,200	1,607

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Ulta Salon Cosmetics & Fragrance *	18,340	$1,277
Under Armour, Cl A * (A)	15,384	1,251
Urban Outfitters * (A)	54,082	1,459
Vera Bradley *	23,200	891
Weight Watchers International (A)	54,157	3,183
Whirlpool (A)	41,100	2,016
Whistler Blackcomb Holdings	45,700	438
WMS Industries * (A)	206,058	4,321
Wolverine World Wide (A)	97,164	3,580
Wyndham Worldwide	116,223	4,120
Zumiez * (A)	62,900	1,480

		252,661

Consumer Staples — 3.0%
Casey’s General Stores (A)	122,241	6,525
Central Garden and Pet, Cl A *	66,227	588
Central Garden and Pet *	73,524	636
Chefs’ Warehouse *	81,230	1,087
Chiquita Brands International *	86,500	719
Constellation Brands, Cl A *	95,123	1,852
Corn Products International	52,850	2,748
Cosan Industria e Comercio (Brazil)	39,800	594
Darling International *	37,000	532
Diamond Foods (A)	40,400	1,121
Dole Food * (A)	138,732	1,172
Elizabeth Arden *	73,550	2,780
Fresh Del Monte Produce	57,800	1,450
Fresh Market * (A)	27,125	1,064
Green Mountain Coffee Roasters * (A)	42,559	2,231
Hain Celestial Group * (A)	59,771	2,232
Herbalife	67,400	3,727
J&J Snack Foods	18,950	983
Kroger	99,886	2,315
Molson Coors Brewing, Cl B	71,342	2,896
Omega Protein *	164,200	1,384
Pantry *	122,813	1,519
Prestige Brands Holdings * (A)	129,120	1,276
Safeway (A)	108,400	2,168
Sanderson Farms (A)	44,869	2,309
Snyders-Lance (A)	72,226	1,526
Spartan Stores (A)	88,936	1,604
Spectrum Brands Holdings *	10,300	289
SUPERVALU (A)	94,000	691
Sysco (A)	76,399	2,180
TreeHouse Foods * (A)	37,472	2,471
United Natural Foods *	102,400	3,925
Viterra, Cl Common Subscription Recei	51,700	530
Weis Markets	17,700	707

		59,831

Energy — 6.9%
Alberta Oilsands *	1,600,500	252
Approach Resources * (A)	27,900	873
Atwood Oceanics * (A)	64,930	2,662
Berry Petroleum, Cl A (A)	121,711	5,341
Bill Barrett *	23,655	923
BPZ Resources * (A)	221,700	707
C&J Energy Services * (A)	39,000	766

Description	Shares	Market Value ($ Thousands)
Cabot Oil & Gas	10,500	$930
CARBO Ceramics (A)	31,150	4,433
Carrizo Oil & Gas * (A)	164,230	4,674
Clayton Williams Energy * (A)	15,500	1,146
Complete Production Services *	205,273	7,158
Comstock Resources * (A)	214,784	3,572
Core Laboratories (A)	20,110	2,334
Dresser-Rand Group *	122,698	6,389
Dril-Quip *	85,030	6,048
Energen	40,800	2,069
Energy Partners *	26,800	370
EQT	28,102	1,743
GeoMet * (A)	106,800	114
Global Geophysical Services *	4,700	33
Goodrich Petroleum * (A)	367,191	5,354
Gulfmark Offshore, Cl A *	60,740	2,723
Gulfport Energy *	69,468	2,206
Hornbeck Offshore Services * (A)	69,570	2,347
ION Geophysical * (A)	190,670	1,108
Karoon Gas Australia *	131,406	634
Key Energy Services *	319,307	4,821
Kinder Morgan Escrow *	58,118	—
Kodiak Oil & Gas * (A)	359,684	3,194
Magnum Hunter Resources * (A)	165,400	796
Matrix Service *	47,900	448
Murphy Oil	28,495	1,593
Nabors Industries *	80,539	1,445
Newfield Exploration *	44,157	2,022
Newpark Resources * (A)	116,285	1,042
Northern Oil And Gas *	23,090	565
Oasis Petroleum * (A)	45,400	1,383
Oceaneering International	35,960	1,710
Oil States International *	20,900	1,573
Oilsands Quest * (A)	2,380,424	426
Petroleum Development *	37,225	1,249
Pioneer Drilling *	123,643	1,358
Pioneer Natural Resources (A)	27,064	2,559
Porto Energy *	1,155,000	272
Quicksilver Resources * (A)	408,847	3,312
Range Resources (A)	26,340	1,889
Resolute Energy * (A)	103,220	1,399
Rosetta Resources * (A)	75,787	4,118
Scorpio Tankers * (A)	307,647	2,049
SM Energy	19,880	1,580
StealthGas *	36,000	139
Swift Energy * (A)	104,585	3,074
Targa Resources (A)	103,572	3,580
Tesco (A)	95,024	1,267
Tesoro * (A)	80,900	1,933
Tidewater (A)	55,290	2,787
Triangle Petroleum * (A)	109,100	627
Ultra Petroleum *	55,559	1,956
USEC * (A)	61,099	86
Vantage Drilling * (A)	67,500	81
W&T Offshore (A)	99,300	1,988
Warren Resources *	209,800	598
Western Refining * (A)	113,200	1,346
Whiting Petroleum *	128,930	5,997
World Fuel Services (A)	138,996	5,959

		139,130

Financials — 18.9%
1st Source	800	20

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Advance America Cash Advance Centers	104,300	$889
Affiliated Managers Group *	17,090	1,616
Allied World Assurance Holdings	19,500	1,160
Allstate	83,293	2,231
Alterra Capital Holdings (A)	83,110	1,907
American Campus Communities ‡	4,900	193
American Capital Agency ‡ (A)	23,300	668
American Financial Group	165,147	5,945
Ameriprise Financial	77,001	3,535
Annaly Capital Management ‡	38,000	611
Anworth Mortgage Asset ‡	66,900	423
Apartment Investment & Management, Cl A ‡	128,658	2,802
Arch Capital Group *	123,108	4,650
Ares Capital	8,677	135
Aspen Insurance Holdings	42,000	1,114
Associated Banc	36,400	378
AvalonBay Communities ‡ (A)	29,313	3,660
Banco Latinoamericano de Comercio Exterior, Cl E (A)	80,200	1,312
Bancorpsouth (A)	315,979	3,097
Bank of the Ozarks (A)	46,170	1,309
BankUnited (A)	102,770	2,229
Berkshire Hills Bancorp	46,975	936
BGC Partners, Cl A (A)	99,000	626
BioMed Realty Trust ‡ (A)	83,655	1,490
Boston Private Financial Holdings (A)	263,905	2,050
Boston Properties ‡ (A)	27,000	2,575
Brandywine Realty Trust ‡	381,095	3,319
Brasil Brokers Participacoes	105,400	356
BRE Properties ‡	66,188	3,221
Campus Crest Communities ‡ (A)	80,100	807
CapLease ‡	210,800	875
Capstead Mortgage ‡	37,000	462
Cardinal Financial	83,237	890
Cash Store Financial Services	68,542	439
CBL & Associates Properties ‡ (A)	242,245	3,462
Chatham Lodging Trust ‡	13,800	148
Chimera Investment ‡ (A)	245,200	655
CNA Financial	54,600	1,428
CNO Financial Group * (A)	294,532	1,862
CoBiz Financial (A)	204,385	1,089
Colonial Properties Trust ‡	110,150	2,185
Comerica (A)	112,741	2,843
Commerce Bancshares	1	—
CommonWealth ‡	153,825	2,575
Community Trust Bancorp	15,687	442
Corporate Office Properties Trust ‡ (A)	81,900	1,708
Cowen Group, Cl A * (A)	80,600	198
Credit Acceptance *	24,957	2,027
CreXus Investment ‡	118,000	1,152
CubeSmart ‡	236,775	2,361
CVB Financial (A)	147,744	1,452
DDR ‡ (A)	160,680	1,878
Delphi Financial Group, Cl A	18,800	517
DFC Global *	36,600	664
DiamondRock Hospitality ‡ (A)	322,129	2,828

Description	Shares	Market Value ($ Thousands)
Digital Realty Trust ‡ (A)	37,200	$2,362
Dime Community Bancshares	50,900	603
Duff & Phelps, Cl A	26,855	397
Eagle Bancorp * (A)	84,895	1,260
East West Bancorp	174,280	3,411
Eaton Vance (A)	86,149	2,070
Education Realty Trust ‡	237,645	2,215
Employers Holdings	146,939	2,552
Encore Bancshares *	32,000	386
Encore Capital Group *	44,340	967
Endurance Specialty Holdings	102,972	3,724
Epoch Holding	130,335	3,171
Equity One ‡	92,857	1,552
Equity Residential ‡	96,500	5,326
ESSA Bancorp (A)	18,100	201
Essex Property Trust ‡ (A)	28,250	3,753
Everest Re Group	22,700	1,992
Excel Trust ‡ (A)	111,346	1,224
Extra Space Storage ‡	69,300	1,670
FBR Capital Markets * (A)	177,500	336
Federal Realty Investment Trust ‡	24,800	2,193
Federated Investors, Cl B (A)	171,634	2,724
Fifth Third Bancorp	266,431	3,221
Financial Engines * (A)	125,141	2,749
First Financial Bancorp (A)	180,076	2,860
First Horizon National (A)	448,954	3,457
First Midwest Bancorp	205,745	1,955
First Potomac Realty Trust ‡ (A)	98,890	1,259
FirstMerit (A)	217,671	3,180
Flushing Financial	125,100	1,619
Gain Capital Holdings (A)	115,500	770
General Growth Properties ‡	226,320	3,187
General Shopping Brasil (Brazil) *	32,200	211
GFI Group	157,800	671
Glacier Bancorp (A)	128,581	1,544
Gladstone Commercial ‡	53,000	906
Global Indemnity, Cl A *	31,300	590
Gluskin Sheff + Associates	108,327	1,545
Government Properties Income Trust ‡ (A)	18,100	394
Great American Group *	115,000	13
Greenhill (A)	6,910	266
Hancock Holding (A)	196,334	5,995
Hanover Insurance Group	96,231	3,472
HCP ‡ (A)	124,700	4,820
Health Care REIT ‡ (A)	84,371	4,233
Highwoods Properties ‡ (A)	96,062	2,770
Home Bancshares	26,500	659
Horace Mann Educators	160,615	1,961
Hospitality Properties Trust ‡	117,000	2,577
Host Hotels & Resorts ‡ (A)	375,482	5,313
Hudson City Bancorp	173,707	971
Hudson Valley Holding	31,181	634
Huntington Bancshares	866,089	4,547
Iberiabank (A)	57,870	2,883
Infinity Property & Casualty (A)	37,172	2,135
Inland Real Estate ‡ (A)	229,232	1,701
International Bancshares (A)	47,046	841
Janus Capital Group (A)	174,097	1,149
Jones Lang LaSalle	30,249	1,949

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Justice Holdings *	133,845	$1,870
Kemper	51,000	1,405
Kennedy-Wilson Holdings (A)	79,500	879
Keycorp	255,123	1,860
Knight Capital Group, Cl A *	167,350	2,114
LaSalle Hotel Properties ‡	57,090	1,336
Lexington Realty Trust ‡ (A)	504,113	3,821
Liberty Property Trust ‡	78,041	2,326
LPL Investment Holdings *	100,481	3,014
Macerich ‡ (A)	37,598	1,884
Mack-Cali Realty ‡	73,250	1,866
Maiden Holdings	93,400	813
Manning & Napier *	84,200	1,069
MarketAxess Holdings	151,428	4,382
MB Financial	33,770	573
Meadowbrook Insurance Group (A)	317,005	3,234
Medical Properties Trust ‡	49,200	470
MFA Mortgage Investments ‡	398,288	2,740
Mid-America Apartment Communities ‡ (A)	47,860	2,743
Montpelier Re Holdings	75,900	1,292
Moody’s (A)	115,150	3,997
MSCI, Cl A *	150,613	5,083
National Financial Partners * (A)	86,725	1,197
National Penn Bancshares (A)	423,846	3,531
National Retail Properties ‡ (A)	85,415	2,260
Nelnet, Cl A	101,300	2,321
Netspend Holdings * (A)	177,118	1,117
Northwest Bancshares	50,600	628
Ocwen Financial * (A)	60,100	791
Old National Bancorp	133,320	1,496
OmniAmerican Bancorp *	6,700	99
Oriental Financial Group	50,000	549
PacWest Bancorp (A)	86,865	1,623
PartnerRe	43,040	2,829
Pennsylvania Real Estate Investment Trust ‡ (A)	44,700	417
Piedmont Office Realty Trust, Cl A ‡ (A)	74,800	1,245
Pinnacle Financial Partners * (A)	83,960	1,259
Platinum Underwriters Holdings	72,350	2,491
PrivateBancorp, Cl A	40,934	393
ProAssurance	67,796	5,397
ProLogis ‡	156,259	4,347
Prosperity Bancshares (A)	31,325	1,253
Public Storage ‡	18,528	2,444
Radian Group (A)	34,500	74
RAIT Financial Trust ‡ (A)	22,999	103
Regency Centers ‡ (A)	55,600	2,066
Regions Financial	213,300	877
Reinsurance Group of America, Cl A	87,882	4,526
Republic Bancorp, Cl A (A)	37,026	785
Safeguard Scientifics *	89,480	1,508
Sandy Spring Bancorp	50,900	881
SCBT Financial	13,200	376
Signature Bank NY * (A)	92,932	5,430
Simmons First National, Cl A	14,300	379
Simon Property Group ‡	45,179	5,618
SL Green Realty ‡ (A)	44,900	2,956
Southside Bancshares (A)	36,120	783

Description	Shares	Market Value ($ Thousands)
StanCorp Financial Group (A)	36,700	$1,294
Starwood Property Trust ‡	14,100	252
Stifel Financial *	45,440	1,440
Summit Hotel Properties ‡	69,800	588
Sunstone Hotel Investors ‡ * (A)	319,067	2,431
Susquehanna Bancshares (A)	416,187	3,296
SVB Financial Group * (A)	44,449	2,091
Synovus Financial (A)	2,078,918	3,098
TCF Financial (A)	345,438	3,475
THL Credit	29,500	354
Titanium Asset * (C) (G) (H)	105,000	68
Titanium Asset Management *	42,000	15
Tower Group (A)	45,400	953
Trustmark (A)	63,520	1,420
UDR ‡	109,185	2,566
United Financial Bancorp	15,000	253
Unum Group	214,451	4,827
Uranium Participation *	48,900	285
Uranium Participation *	24,100	141
Validus Holdings (A)	56,800	1,709
Value Creation * (C) (G) (H)	85,600	96
Ventas ‡ (A)	65,450	3,453
ViewPoint Financial Group	44,300	569
Waddell & Reed Financial, Cl A	68,171	1,853
Webster Financial	67,095	1,322
WesBanco	53,800	1,057
Western Alliance Bancorp *	728,628	4,583
Willis Group Holdings (A)	62,245	2,195
Winthrop Realty Trust ‡	91,000	850
Wintrust Financial (A)	107,536	2,988
WisdomTree Investments * (A)	230,775	1,438
World Acceptance * (A)	29,307	2,011
WR Berkley (A)	69,650	2,376
WSFS Financial	11,400	417
Zions Bancorporation (A)	538,228	8,660

		389,744

Health Care — 12.1%
Accuray * (A)	75,900	304
Alere * (A)	27,300	638
Alexion Pharmaceuticals *	57,950	3,979
Align Technology * (A)	60,299	1,477
Allscripts Healthcare Solutions * (A)	332,150	6,464
Amarin ADR * (A)	124,890	872
AMERIGROUP *	48,586	2,778
AmerisourceBergen (A)	34,262	1,273
AMN Healthcare Services *	51,000	234
Amsurg, Cl A *	88,535	2,309
Ardea Biosciences * (A)	74,887	1,399
Arena Pharmaceuticals * (A)	415,045	656
Ariad Pharmaceuticals * (A)	212,297	2,567
Arqule *	110,520	620
athenahealth * (A)	50,274	2,986
AVEO Pharmaceuticals * (A)	43,850	741
BioMarin Pharmaceutical * (A)	40,323	1,396
CareFusion *	237,058	5,874
Catalyst Health Solutions *	84,710	4,407
Centene *	59,330	2,297
Cepheid *	35,910	1,232
Conmed *	43,025	1,131
Cooper	137,967	8,452
Coventry Health Care *	123,500	3,944

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Cross Country Healthcare *	16,600	$86
Cubist Pharmaceuticals * (A)	33,612	1,296
Cyberonics *	144,500	4,383
Emergent Biosolutions *	65,140	1,110
Endo Pharmaceuticals Holdings *	37,600	1,287
Ensign Group (A)	54,500	1,292
eResearch Technology *	123,900	567
Exelixis * (A)	140,670	648
Forest Laboratories *	33,700	1,010
Gen-Probe *	155,070	9,768
Greatbatch *	71,845	1,589
Hansen Medical * (A)	352,250	838
Health Management Associates, Cl A *	283,683	2,332
Health Net *	164,909	5,135
Healthsouth * (A)	352,022	6,083
Healthspring *	30,130	1,646
HeartWare International * (A)	54,919	3,789
HMS Holdings *	78,501	2,381
Hologic *	123,095	2,168
Humana	24,900	2,208
ICU Medical * (A)	19,500	858
Idexx Laboratories * (A)	20,445	1,537
Immunogen * (A)	234,449	2,849
Impax Laboratories *	63,163	1,271
Incyte * (A)	238,347	3,282
Insulet * (A)	155,980	2,898
InterMune * (A)	25,180	457
Invacare (A)	110,663	2,273
IPC The Hospitalist *	63,630	2,933
Ironwood Pharmaceuticals, Cl A * (A)	177,010	2,136
Kensey Nash *	4,800	122
Kindred Healthcare * (A)	28,800	357
LHC Group *	38,100	529
LifePoint Hospitals *	86,104	3,378
Magellan Health Services *	84,468	4,279
MAKO Surgical * (A)	33,720	971
MAP Pharmaceuticals *	46,890	645
Masimo (A)	187,648	3,877
Medical Action Industries *	70,700	336
Medicines *	39,900	754
Medicis Pharmaceutical, Cl A	73,690	2,406
Mednax *	51,140	3,447
Metropolitan Health Networks *	197,591	1,430
Mettler Toledo International * (A)	9,008	1,440
MWI Veterinary Supply *	26,850	1,856
Myriad Genetics *	57,925	1,231
Natus Medical *	63,600	532
NuVasive * (A)	280,487	3,871
NxStage Medical * (A)	58,260	1,141
Omnicare (A)	95,990	3,130
Onyx Pharmaceuticals *	69,480	3,064
Optimer Pharmaceuticals *	31,570	364
Par Pharmaceutical *	81,200	2,632
Parexel International *	113,598	2,278
Patterson	55,482	1,674
PDL BioPharma (A)	117,800	754
Pharmacyclics * (A)	45,440	692
PharMerica *	31,100	487
Providence Service *	74,300	870

Description	Shares	Market Value ($ Thousands)
PSS World Medical * (A)	173,122	$4,221
Quest Diagnostics	41,691	2,446
Questcor Pharmaceuticals * (A)	175,950	7,909
Rigel Pharmaceuticals * (A)	71,500	545
Salix Pharmaceuticals * (A)	231,920	10,237
Sciclone Pharmaceuticals * (A)	183,521	828
Seattle Genetics * (A)	199,713	3,321
Sirona Dental Systems *	29,250	1,300
Skilled Healthcare Group, Cl A *	98,400	420
STERIS	119,827	3,603
SXC Health Solutions *	99,990	5,881
Symmetry Medical *	41,800	327
Techne	37,284	2,516
Teleflex (A)	79,955	4,868
Tornier * (A)	63,110	1,134
Varian Medical Systems *	76,658	4,771
Volcano * (A)	207,420	5,117
WellCare Health Plans *	92,690	5,418
WuXi PharmaTech Cayman ADR * (A)	93,480	1,122
Zoll Medical *	111,184	5,118

		247,789

Industrials — 17.1%
AAR (A)	47,800	873
ABM Industries (A)	23,900	519
Acacia Research - Acacia Technologies *	16,300	568
ACCO Brands *	72,400	683
Actuant, Cl A (A)	223,324	5,119
Advisory Board * (A)	73,240	5,301
AECOM Technology *	64,240	1,378
Aegean Marine Petroleum Network (A)	124,200	560
AerCap Holdings *	170,643	1,836
AGCO *	148,800	6,808
Air Transport Services Group *	75,100	363
Aircastle (A)	119,900	1,393
Alaska Air Group * (A)	4,400	306
Albany International, Cl A	37,800	917
Altra Holdings *	34,000	603
Amerco *	15,600	1,217
Ametek	37,680	1,614
Applied Industrial Technologies	18,000	622
Atlas Air Worldwide Holdings *	25,610	1,082
Avery Dennison	73,543	1,928
BE Aerospace *	248,801	9,691
Belden	81,378	2,689
Brady, Cl A	88,387	2,646
Carlisle	16,000	713
Celadon Group	101,243	1,082
Ceradyne *	18,035	536
Chart Industries * (A)	61,750	3,758
Cintas (A)	70,880	2,155
Clean Harbors * (A)	20,715	1,242
Columbus McKinnon *	54,300	682
Consolidated Graphics *	62,001	3,159
Copa Holdings, Cl A	55,038	3,553
Corporate Executive Board	28,825	1,130
Corrections Corp of America *	181,795	3,818
CoStar Group * (A)	122,595	8,158
Courier (A)	32,275	357
Crane	93,188	4,472

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Cubic	24,386	$1,035
Curtiss-Wright	90,301	2,975
Deluxe	171,470	3,920
DigitalGlobe *	155,050	2,310
Dover	43,402	2,386
Dycom Industries *	211,271	4,236
Dynamic Materials	81,444	1,740
EMCOR Group	199,813	5,121
EnPro Industries *	20,700	693
ESCO Technologies	28,961	785
Esterline Technologies *	22,700	1,223
Flow International *	50,900	133
Flowserve (A)	21,428	2,202
Fluor	38,111	2,089
Force Protection *	123,800	683
Foster Wheeler *	63,070	1,170
FTI Consulting * (A)	40,275	1,727
G&K Services, Cl A	107,269	3,207
Gardner Denver (A)	55,410	4,750
General Cable * (A)	56,556	1,499
Genesee & Wyoming, Cl A *	28,090	1,715
Geo Group *	184,877	3,272
Global Power Equipment Group * (A)	16,400	382
GrafTech International *	9,300	134
Great Lakes Dredge & Dock	48,300	292
H&E Equipment Services * (A)	58,500	743
Hawaiian Holdings * (A)	255,230	1,519
Heico, Cl A	101,110	4,140
Hexcel *	157,170	3,917
Huron Consulting Group *	26,775	930
ICF International *	16,600	431
IDEX (A)	79,679	2,905
Innerworkings * (A)	193,760	1,759
Interface, Cl A	250,620	2,882
Iron Mountain (A)	101,229	3,074
JB Hunt Transport Services (A)	61,975	2,834
John Bean Technologies	41,180	678
Joy Global	24,128	2,202
Kadant *	89,075	1,821
Kansas City Southern *	60,150	4,092
Kaydon (A)	113,994	3,600
Kennametal	104,000	3,963
Keyw Holding * (A)	109,740	892
Kirby * (A)	82,375	5,295
Knight Transportation	3,810	57
Kratos Defense & Security Solutions * (A)	107,226	536
L-3 Communications Holdings, Cl 3	34,100	2,261
Landstar System	103,376	4,783
Lincoln Electric Holdings	47,570	1,878
Localiza Rent a Car	94,530	1,437
Lydall *	48,100	433
Marten Transport	35,695	659
Meritor * (A)	181,634	1,081
Michael Baker *	31,100	617
Middleby *	18,910	1,726
Mobile Mini *	115,876	2,089
Moog, Cl A * (A)	90,175	3,771
MSC Industrial Direct, Cl A	76,295	5,305
Navigant Consulting *	81,400	917

Description	Shares	Market Value ($ Thousands)
Navistar International *	36,648	$1,364
NN *	85,100	561
Nordson	57,598	2,711
Northwest Pipe *	28,830	672
Old Dominion Freight Line * (A)	226,859	8,804
Orion Marine Group *	278,614	1,675
Oshkosh Truck *	51,500	1,057
Owens Corning *	171,892	4,933
Polypore International * (A)	51,825	2,542
Quanex Building Products (A)	65,460	987
Rand Logistics *	21,800	141
RBC Bearings *	39,200	1,656
Republic Services, Cl A	113,031	3,103
Resources Connection	199,737	2,137
Ritchie Bros Auctioneers (A)	134,912	2,775
Robbins & Myers	51,562	2,743
Roper Industries	94,063	8,013
RPX *	86,040	1,215
RSC Holdings * (A)	65,600	798
Rush Enterprises, Cl B *	76,715	1,209
Ryder System	17,100	894
Sauer-Danfoss *	4,400	165
SeaCube Container Leasing	45,100	694
Sensata Technologies Holding * (A)	250,453	7,827
Simpson Manufacturing	48,420	1,603
Skywest	49,700	603
Spirit Aerosystems Holdings, Cl A * (A)	218,811	4,269
Spirit Airlines * (A)	84,900	1,369
Standard Parking *	94,706	1,714
Standex International	31,600	1,009
Swift Transporation, Cl A *	229,180	1,953
SYKES Enterprises *	149,867	2,441
TAL International Group (A)	90,930	2,393
Teledyne Technologies *	70,147	3,976
Terex * (A)	63,377	978
Tetra Tech *	166,971	3,739
Textainer Group Holdings (A)	26,900	729
Thermon Group Holdings *	69,668	1,077
Titan Machinery * (A)	49,875	1,082
TMS International, Cl A *	67,800	678
Towers Watson, Cl A	68,945	4,492
TransDigm Group *	57,546	5,549
Trex * (A)	74,943	1,674
Trinity Industries	11,500	329
Triumph Group (A)	26,352	1,568
TrueBlue *	141,900	1,826
Tutor Perini *	106,400	1,755
United Rentals * (A)	299,665	8,433
United Stationers	19,000	637
URS *	70,100	2,533
US Airways Group * (A)	92,000	434
Valmont Industries	17,192	1,464
Vitran, Cl A *	94,235	537
Wabash National * (A)	723,342	5,309
WABCO Holdings *	28,973	1,362
Wabtec	47,343	3,231
Watts Water Technologies, Cl A (A)	44,735	1,709
WESCO International * (A)	96,250	4,905

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Zipcar * (A)	11,700	$187

		344,660

Information Technology — 16.4%
Acme Packet *	171,455	5,732
Adobe Systems *	89,495	2,454
ADTRAN (A)	88,910	2,937
Aeroflex Holding *	77,600	748
Akamai Technologies *	135,950	3,930
Analog Devices	54,219	1,890
Ancestry.com * (A)	77,228	1,831
Ansys *	77,500	4,803
Applied Micro Circuits * (A)	161,590	1,205
Ariba *	86,520	2,626
Arris Group *	154,790	1,664
Aruba Networks * (A)	172,200	3,633
Aspen Technology *	122,720	2,191
Atmel *	384,519	3,411
Avnet *	34,300	1,022
Benchmark Electronics *	209,361	2,891
Black Box (A)	24,000	685
Booz Allen Hamilton Holding, Cl A *	48,875	683
Broadridge Financial Solutions	120,615	2,722
BroadSoft * (A)	175,463	6,155
Brocade Communications Systems *	683,902	3,679
CACI International, Cl A * (A)	28,381	1,600
Cadence Design Systems * (A)	706,230	7,726
Cardtronics *	168,550	4,581
Cavium * (A)	73,700	2,406
CDC Software ADR * (A)	100,500	189
Ceva * (A)	108,778	3,134
Ciber *	218,400	904
Coherent *	44,896	2,281
CommVault Systems *	17,425	865
Computer Sciences	33,500	818
Comtech Telecommunications (A)	47,631	1,443
Comverse Technology *	67,200	440
Concur Technologies * (A)	74,530	3,520
Constant Contact * (A)	118,754	2,598
Convergys * (A)	118,100	1,526
CTS	66,600	567
Cymer * (A)	32,575	1,457
Cypress Semiconductor (A)	125,060	2,385
DealerTrack Holdings *	87,810	2,274
Dice Holdings *	67,280	523
Diebold (A)	51,030	1,539
Digi International *	59,900	658
Digital River * (A)	156,492	2,502
DTS * (A)	132,386	3,811
Earthlink	198,745	1,252
Emulex *	285,637	2,257
Entegris *	145,300	1,225
Euronet Worldwide *	250,541	4,510
F5 Networks *	47,618	5,382
Fabrinet *	76,234	1,082
Factset Research Systems (A)	14,254	1,329
Fairchild Semiconductor International, Cl A *	428,060	5,543
Finisar * (A)	82,660	1,524
Forrester Research	14,080	456

Description	Shares	Market Value ($ Thousands)
Fortinet *	46,552	$1,117
Gartner *	81,006	3,065
Global Payments	93,171	4,121
GT Advanced Technologies * (A)	154,200	1,190
Hackett Group *	149,100	564
Harris (A)	61,400	2,186
Hittite Microwave * (A)	24,770	1,348
IAC (A)	103,620	4,340
Imation *	41,300	243
Informatica *	8,910	401
Ingram Micro, Cl A *	190,404	3,429
Inphi * (A)	262,890	2,837
Insight Enterprises *	72,500	1,061
Integrated Device Technology * (A)	460,771	2,672
Intermec *	183,530	1,347
International Rectifier * (A)	116,311	2,446
InvenSense, Cl A *	22,900	258
IPG Photonics *	77,375	2,966
Ixia * (A)	163,230	1,795
j2 Global Communications (A)	34,135	926
Jabil Circuit	241,490	4,895
Jack Henry & Associates	96,967	3,220
JDA Software Group *	87,362	2,754
KIT Digital * (A)	80,331	717
Kla-Tencor (A)	27,500	1,268
Lattice Semiconductor *	274,694	1,893
Lexmark International, Cl A	49,300	1,650
Liquidity Services *	25,700	875
Littelfuse	20,193	944
LivePerson * (A)	183,404	2,307
LogMeIn * (A)	60,950	2,621
LSI *	260,500	1,464
Magnachip Semiconductor *	81,080	649
Measurement Specialties *	93,563	2,669
Mellanox Technologies * (A)	86,228	3,019
Micros Systems *	30,410	1,434
Microsemi *	36,000	639
MicroStrategy, Cl A *	18,740	2,307
Mindspeed Technologies * (A)	153,780	792
Mitek Systems * (A)	116,437	853
Mitel Networks *	215,530	552
Molex (A)	87,759	2,189
Monolithic Power Systems *	67,373	811
Netgear *	57,500	2,184
Netlogic Microsystems *	11,790	583
ON Semiconductor *	312,020	2,350
OpenTable * (A)	49,311	1,744
OSI Systems *	20,000	956
Parametric Technology * (A)	273,621	5,699
Park Electrochemical	24,500	672
Parkervision * (A)	458,785	459
Plantronics	10,900	376
Plexus *	69,023	1,874
PMC - Sierra * (A)	90,000	503
Polycom *	35,290	596
Power Integrations (A)	117,450	4,128
Pulse Electronics (A)	43,000	130
QLIK Technologies * (A)	161,660	4,425
Quest Software *	93,170	1,684
RealD * (A)	264,701	2,536
RealPage * (A)	183,514	4,593

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Riverbed Technology *	144,100	$3,747
Rosetta Stone * (A)	138,220	958
Saba Software *	35,400	239
SAIC *	116,700	1,406
Sapient (A)	557,821	6,850
Seachange International *	98,700	791
Seagate Technology	105,400	1,802
ServiceSource International * (A)	185,105	2,469
Silicon Laboratories * (A)	24,410	1,055
Skyworks Solutions *	184,880	3,015
SolarWinds * (A)	244,980	8,033
Solera Holdings	48,120	2,277
SS&C Technologies Holdings *	153,960	2,471
SuccessFactors * (A)	75,575	1,935
Sycamore Networks	184,675	3,657
Symantec *	135,224	2,211
Synopsys *	175,810	4,917
Syntel	114,087	5,458
Taleo, Cl A *	34,940	1,132
Tech Data *	23,700	1,167
Teradyne * (A)	221,085	2,976
TIBCO Software *	50,560	1,385
TNS * (A)	83,778	1,636
Trimble Navigation *	63,383	2,731
TTM Technologies *	192,657	2,121
Ultra Clean Holdings *	110,070	622
United Online (A)	147,700	780
Universal Display * (A)	33,040	1,287
VeriFone Holdings * (A)	183,560	8,049
Vishay Intertechnology *	152,560	1,509
VistaPrint * (A)	223,602	7,314
Western Digital *	56,100	1,631
XO Group * (A)	64,409	475
Xyratex	82,399	1,117
Zebra Technologies, Cl A *	39,082	1,480

		336,228

Materials — 4.4%
Alcoa	105,841	1,061
Allegheny Technologies	59,784	3,002
Allied Nevada Gold *	13,100	470
Aptargroup	11,500	584
Ashland	34,700	1,930
Boise (A)	135,600	810
Buckeye Technologies (A)	58,800	1,822
Carpenter Technology (A)	44,593	2,414
Cytec Industries	26,793	1,264
Detour Gold *	71,550	2,092
Domtar	18,100	1,421
Eastman Chemical	66,200	2,623
EcoSynthetix *	77,000	530
Ferro *	146,239	850
Globe Specialty Metals	217,229	3,243
Great Basin Gold * (A)	285,525	266
Greif, Cl A	80,229	3,740
Horsehead Holding * (A)	392,612	3,647
Huntsman	249,923	2,732
Innophos Holdings	82,576	4,067
Intrepid Potash * (A)	127,050	2,942
Methanex	115,430	2,822
Minerals Technologies	21,995	1,276
New Gold *	41,800	463
NewMarket (A)	12,900	2,553

Description	Shares	Market Value ($ Thousands)
Noranda Aluminum Holding	153,792	$1,264
Nucor (A)	57,298	2,259
OM Group *	56,130	1,277
Owens-Illinois *	188,065	3,673
Packaging Corp of America	136,326	3,546
PolyOne	450,889	4,852
Rockwood Holdings *	35,936	1,601
Romarco Minerals *	473,500	452
RTI International Metals * (A)	138,316	3,776
Sandstorm Resources *	348,400	463
Schweitzer-Mauduit International	17,226	1,227
Sensient Technologies	40,920	1,545
Silgan Holdings (A)	35,070	1,366
Solutia *	205,101	3,265
Sonoco Products	25,600	831
Steel Dynamics	353,850	4,664
UFP Technologies *	60,200	920
Universal Stainless & Alloy *	17,500	662

		86,267

Telecommunication Services — 0.8%
AboveNet (A)	64,500	3,853
Cincinnati Bell * (A)	198,400	583
Fairpoint Communications * (A)	40,300	192
Leap Wireless International * (A)	55,300	502
Neutral Tandem *	88,300	954
SBA Communications, Cl A * (A)	176,916	7,234
tw telecom, Cl A *	44,715	840
USA Mobility	76,117	1,067

		15,225

Utilities — 3.7%
AGL Resources (A)	136,564	5,631
Ameren	42,000	1,420
Atmos Energy	15,000	513
Avista	54,700	1,368
Cadiz * (A)	38,300	327
Chesapeake Utilities	19,551	840
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	24,600	440
Cleco	48,645	1,758
CMS Energy (A)	75,800	1,586
Edison International	40,463	1,591
El Paso Electric	68,974	2,381
Great Plains Energy (A)	355,111	7,472
IDACORP (A)	89,078	3,651
Northeast Utilities	123,134	4,262
Northwest Natural Gas (A)	19,730	928
NRG Energy * (A)	102,198	2,011
NV Energy	251,724	3,861
Pinnacle West Capital	32,800	1,555
PNM Resources	150,336	2,873
Portland General Electric	328,048	8,218
SCANA (A)	64,278	2,804
Southwest Gas	26,570	1,074
TECO Energy (A)	120,338	2,260
UGI	185,097	5,546
UIL Holdings (A)	36,285	1,264
Unisource Energy	14,100	520
Vectren	87,233	2,538
Westar Energy (A)	49,609	1,370
WGL Holdings	26,465	1,135

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy (A)	92,941	$2,443

		73,640

Total Common Stock (Cost $1,867,972) ($ Thousands)		1,945,175

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (B)	8,800	847

Energy — 0.0%
GeoMet (B)	12,062	123

Financials — 0.0%
Grubb & Ellis *	8,000	103

Total Preferred Stock (Cost $1,802) ($ Thousands)		1,073

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	$990	933

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (B)	288	197

Total Convertible Bonds (Cost $851) ($ Thousands)		1,130

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund (A)	61,140	5,179
iShares Russell 2000 Index Fund (A)	25,630	1,889

Total Exchange Traded Funds (Cost $6,956) ($ Thousands)		7,068

	Number of Warrants
WARRANTS — 0.0%
Kulim, Expires 10/14/13 *	51,500	—

Magnum Hunter Resource,
Expires 08/29/14 *	18,718	—

Rentech, Expires 04/25/12 * (C) (G) (H)	13,800	—

Sandstorm Resources,
Expires 04/23/14 *	158,125	123

Total Warrants (Cost $—) ($ Thousands)		123

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 26.1%
SEI Liquidity Fund, L.P.
0.140% †** (D)	540,265,714	$531,544

Total Affiliated Partnership (Cost $540,266) ($ Thousands)		531,544

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040% †**	73,677,132	73,677

Total Cash Equivalent (Cost $73,677) ($ Thousands)		73,677

U.S. TREASURY OBLIGATIONS (E) (F) — 0.6%
U.S. Treasury Bills
0.068%, 08/23/12	400	400
0.062%, 12/15/11	3,475	3,475
0.055%, 06/28/12	6,128	6,126
0.007%, 12/08/11	1,705	1,705

Total U.S. Treasury Obligations (Cost $11,706) ($ Thousands)		11,706

Total Investments — 126.5% (Cost $2,503,230)($ Thousands)		$2,571,496

The open futures contracts held by the Fund at November 30, 2011, is as follows:
Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	387	Dec-2011	$1,158
S&P Mid 400 Index E-MINI	286	Dec-2011	672

			$1,830

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,033,028 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 5).
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $551,703 ($Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Securities considered restricted. The total value of such securities as of November 30, 2011 was $164 ($ Thousands) and represented 0.01% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $531,544($ Thousands).
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

9	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2011

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	Securities considered illiquid. The total value of such securities as of November 30, 2011 was $164 ($ Thousands) and represented 0.01% of Net Assets.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2011 was $164 ($ Thousands) and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,945,011	$—	$164	$1,945,175
Preferred Stock	—	1,073	—	1,073
Convertible Bonds	—	1,130	—	1,130
Exchange Traded Funds	7,068	—	—	7,068
Warrants	—	123	—	123
Affiliated Partnership	—	531,544	—	531,544
Cash Equivalent	73,677	—	—	73,677
U.S. Treasury Obligations	—	11,706	—	11,706

Total Investments in Securities	$2,025,756	$545,576	$164	$2,571,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,830	$—	$—	$1,830

Total Other Financial Instruments	$1,830	$—	$—	$1,830

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(39)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of November 30, 2011	$164

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%

Consumer Discretionary — 8.6%
Aaron’s	26,691	$702
Advance Auto Parts	28,475	1,971
Amazon.com *	6,470	1,244
Apollo Group, Cl A *	7,600	368
AutoZone *	1,986	652
Best Buy	37,000	1,002
Big Lots *	14,200	570
Bridgepoint Education *	28,600	629
Buckle	6,400	256
Carter’s *	25,000	994
Choice Hotels International	28,200	1,012
Cinemark Holdings	18,300	359
Cogeco Cable	13,400	670
DeVry	9,900	342
DIRECTV, Cl A *	34,100	1,610
Discovery Communications, Cl A *	13,600	571
DISH Network, Cl A	13,600	334
Dollar Tree *	721	59
DreamWorks Animation SKG, Cl A *	9,200	171
Family Dollar Stores	9,500	564
GameStop, Cl A *	52,900	1,223
Gap	18,300	342
H&R Block	123,600	1,944
Hillenbrand	29,500	671
Hyatt Hotels, Cl A *	26,300	939
ITT Educational Services *	4,100	225
Kohl’s	22,500	1,211
Liberty Media - Liberty Capital, Cl A	25,373	1,935
Panera Bread, Cl A *	3,800	545
priceline.com *	4,634	2,252
Regal Entertainment Group, Cl A	33,400	476
Shaw Communications, Cl B	45,100	930
Target	43,500	2,292
TJX	19,400	1,197
Washington Post, Cl B	2,100	754

		31,016

Consumer Staples — 20.1%
Altria Group	78,444	2,251
Archer-Daniels-Midland	32,400	976
Brown-Forman, Cl B	10,339	825
Bunge	6,094	381
Campbell Soup	68,051	2,219
Church & Dwight	30,642	1,356
Clorox	42,220	2,742
Coca-Cola Enterprises	120,904	3,158
ConAgra Foods	44,300	1,119
Costco Wholesale	10,937	933
CVS Caremark	28,100	1,091
Dean Foods *	8,100	82
Dr. Pepper Snapple Group	33,800	1,235
Flowers Foods	59,039	1,167
Fresh Del Monte Produce	20,800	522
Hansen Natural *	30,963	2,855
Hershey	68,009	3,923
HJ Heinz	2,425	128
Hormel Foods	148,993	4,486

Description	Shares	Market Value ($ Thousands)
Kellogg	13,300	$654
Kimberly-Clark	70,123	5,012
Kraft Foods, Cl A	27,700	1,001
Kroger	167,887	3,892
Lorillard	42,558	4,750
McCormick	20,020	975
Mead Johnson Nutrition, Cl A	2,293	173
Metro, Cl A	18,900	958
Nash Finch	7,100	197
Philip Morris International	42,497	3,240
Ralcorp Holdings *	37,300	3,033
Reynolds American	87,915	3,680
Ruddick	21,600	861
Safeway	90,056	1,801
Sysco	27,347	780
TreeHouse Foods *	15,200	1,002
Tyson Foods, Cl A	165,596	3,335
Walgreen	71,400	2,408
Wal-Mart Stores	54,000	3,181
Weis Markets	7,300	291

		72,673

Energy — 2.8%
Berry Petroleum, Cl A	16,400	720
Chevron	22,500	2,313
ConocoPhillips	9,500	678
Dresser-Rand Group *	11,300	588
Exxon Mobil	39,500	3,177
HollyFrontier	8,000	186
Lufkin Industries	11,800	827
Murphy Oil	12,300	688
Range Resources	10,000	717
Sunoco	9,500	369

		10,263

Financials — 10.3%
Alexander’s ‡	400	159
Allied World Assurance Holdings	28,756	1,711
American Campus Communities ‡	24,300	956
American Capital Agency ‡	43,074	1,236
Arch Capital Group *	84,935	3,208
Associated Banc	25,400	264
Assurant	9,000	353
BOK Financial	15,498	850
Brown & Brown	40,900	853
Capitol Federal Financial	17,883	202
CBOE Holdings	23,981	646
Chubb	31,372	2,116
Commerce Bancshares	64,995	2,420
Corporate Office Properties Trust ‡	6,000	125
Endurance Specialty Holdings	29,120	1,053
Equity Lifestyle Properties ‡	8,200	507
Erie Indemnity, Cl A	6,600	487
Everest Re Group	17,625	1,546
Federated Investors, Cl B	25,000	397
First Citizens BancShares, Cl A	1,295	222
First Niagara Financial Group	49,500	436
Genworth MI Canada	22,800	457
Hanover Insurance Group	19,500	704
HCC Insurance Holdings	7,500	202
Hudson City Bancorp	165,900	927
M&T Bank	1,380	101

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Maiden Holdings	59,335	$516
Main Street Capital *	30,300	591
MFA Mortgage Investments ‡	77,200	531
National Bank of Canada	7,000	457
New York Community Bancorp	29,583	356
PartnerRe	20,000	1,314
PennyMac Mortgage Investment Trust ‡	39,600	638
Piedmont Office Realty Trust, Cl A ‡	55,500	924
Prosperity Bancshares	6,100	244
Realty Income ‡	26,400	894
RenaissanceRe Holdings	13,300	977
Signature Bank NY *	16,800	981
Tanger Factory Outlet Centers ‡	34,500	978
TFS Financial *	102,800	952
Tower Group	18,700	393
Transatlantic Holdings	5,000	273
Travelers	20,400	1,147
Validus Holdings	48,700	1,465
Ventas ‡	2,753	145
Washington Real Estate
Investment Trust ‡	14,400	392
WR Berkley	31,100	1,061

		37,367

Health Care — 20.0%
Abbott Laboratories	88,673	4,837
Aetna	40,000	1,673
Alexion Pharmaceuticals *	50,344	3,457
AmerisourceBergen	118,986	4,420
Amgen	91,318	5,288
AstraZeneca ADR	45,000	2,069
Baxter International	15,200	785
Becton Dickinson	42,588	3,142
Biogen Idec *	4,837	556
C.R. Bard	6,930	604
Cardinal Health	88,340	3,751
Coventry Health Care *	9,800	313
Edwards Lifesciences *	1,100	73
Eli Lilly	104,479	3,955
Endo Pharmaceuticals Holdings *	41,400	1,417
Gilead Sciences *	75,970	3,027
Greatbatch *	21,100	467
Health Net *	15,100	470
Henry Schein *	11,823	761
Humana	6,900	612
Johnson & Johnson	54,978	3,558
LifePoint Hospitals *	15,900	624
Lincare Holdings	31,900	756
Magellan Health Services *	13,200	669
McKesson	66,122	5,377
Medtronic	17,300	630
Merck	103,600	3,704
Myriad Genetics *	28,403	603
Orthofix International *	17,400	596
Owens & Minor	2,900	89
Par Pharmaceutical *	7,000	227
Patterson	19,800	597
PDL BioPharma	112,300	719
Pfizer	137,500	2,760
SXC Health Solutions *	37,131	2,184

Description	Shares	Market Value ($ Thousands)
Techne	23,385	$1,578
United Therapeutics *	22,000	900
UnitedHealth Group	16,800	819
Watson Pharmaceuticals *	25,665	1,658
WellPoint	27,000	1,905
Zimmer Holdings *	17,200	870

		72,500

Industrials — 6.6%
Alliant Techsystems	15,100	889
C.H. Robinson Worldwide	13,700	938
Cintas	29,600	900
CSX	33,400	725
General Dynamics	21,500	1,420
ITT	54,679	1,103
KAR Auction Services *	19,500	256
KBR	29,200	844
L-3 Communications Holdings, Cl 3	36,900	2,446
Landstar System	20,500	949
Lennox International	4,400	146
Lincoln Electric Holdings	21,700	857
Lockheed Martin	39,080	3,054
Northrop Grumman	25,900	1,478
Old Dominion Freight Line *	24,300	943
Raytheon	53,300	2,429
Rollins	47,100	1,046
Stericycle *	15,919	1,290
Verisk Analytics, Cl A *	45,601	1,791
Waste Connections	8,960	293
Woodward Governor	7,300	309

		24,106

Information Technology — 7.9%
Activision Blizzard	154,700	1,922
ADTRAN	30,600	1,011
Amdocs *	35,589	1,005
Avago Technologies	20,700	620
AVX	25,100	325
Booz Allen Hamilton Holding, Cl A *	8,179	114
CACI International, Cl A *	12,100	682
Cisco Systems	37,500	699
Computer Sciences	8,500	208
CSG Systems International *	24,300	369
Dell *	109,300	1,723
DST Systems	7,400	352
EchoStar, Cl A *	6,400	141
FLIR Systems	19,100	513
Harris	23,500	836
Hewlett-Packard	34,500	964
IAC	74,133	3,104
Ingram Micro, Cl A *	50,600	911
Intel	113,100	2,817
International Business Machines	9,230	1,735
Mantech International, Cl A	9,900	335
Microsoft	88,200	2,256
NeuStar, Cl A *	5,700	192
SAIC *	248,992	3,000
TE Connectivity	18,900	600
Tech Data *	17,738	873
Total System Services	26,700	535
WebMD Health, Cl A *	14,600	529

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Zebra Technologies, Cl A *	4,900	$185

		28,556

Materials — 2.8%
Aptargroup	18,600	944
Ball	29,000	1,018
Barrick Gold	29,600	1,574
Compass Minerals International	12,200	935
Greif, Cl A	13,100	611
Newmont Mining	40,753	2,807
PPG Industries	6,300	553
Royal Gold	12,270	999
Sealed Air	16,900	298
Silgan Holdings	13,300	518

		10,257

Telecommunication Services — 3.6%
AT&T	50,000	1,449
BCE	20,000	787
MetroPCS Communications *	116,700	978
NTT DoCoMo ADR	91,700	1,629
Rogers Communications, Cl B	44,000	1,637
SK Telecom ADR	21,100	312
Sprint Nextel *	133,500	360
Telephone & Data Systems	18,600	502
TELUS, Cl A	21,600	1,112
Verizon Communications	110,435	4,167

		12,933

Utilities — 13.8%
AGL Resources	7,400	305
Alliant Energy	36,300	1,532
Ameren	50,300	1,701
American Electric Power	37,500	1,488
American Water Works	74,290	2,308
Atmos Energy	56,200	1,923
Avista	19,300	483
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	889
CMS Energy	16,682	349
Consolidated Edison	42,579	2,530
DTE Energy	65,609	3,454
Duke Energy	98,400	2,052
Edison International	23,000	904
El Paso Electric	14,300	494
Entergy	21,700	1,527
Great Plains Energy	47,500	999
Hawaiian Electric Industries	133,693	3,464
IDACORP	11,700	479
Integrys Energy Group	19,390	998
ITC Holdings	17,323	1,280
NSTAR	29,569	1,345
NV Energy	9,688	149
Pepco Holdings	32,100	635
PG&E	82,200	3,193
Piedmont Natural Gas	18,200	600
Pinnacle West Capital	58,702	2,783
Portland General Electric	38,400	962
Public Service Enterprise Group	28,300	932
SCANA	18,458	805
Sempra Energy	12,900	686
Southern	48,485	2,129
TECO Energy	17,200	323

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
UGI	87,586	$2,624
Vectren	34,059	991
WGL Holdings	21,900	939
Wisconsin Energy	52,864	1,754

		50,009

Total Common Stock (Cost $325,724) ($ Thousands)		349,680

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.066%, 12/15/11	$236	236
0.055%, 06/28/12	640	640
0.030%, 12/22/11	4	4

Total U.S. Treasury Obligations (Cost $880) ($ Thousands)		880

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040% †**	8,785,988	8,786

Total Cash Equivalent (Cost $8,786) ($ Thousands)		8,786

Total Investments — 99.2% (Cost $335,390)($ Thousands)		$359,346

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	74	Dec-2011	$460

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $362,392

($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

NY — New York

S&P — Standard & Poor’s

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2011

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,680	$—	$—	$349,680
U.S. Treasury Obligations	—	880	—	880
Cash Equivalent	8,786	—	—	8,786

Total Investments in Securities	$358,466	$880	$—	$359,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$460	$—	$—	$460

Total Other Financial Instruments	$460	$—	$—	$460

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%

Australia — 3.2%
Alumina	320,831	$468
Amcor	27,787	212
AMP	14,405	64
Atlas Iron	387,526	1,220
Australia & New Zealand Banking Group	4,617	98
Bendigo Bank	8,916	84
BGP Holdings *	39,545	—
BHP Billiton	27,591	1,033
Brambles	14,915	111
Caltex Australia	26,535	361
CFS Retail Property Trust ‡	35,522	69
Coca-Cola Amatil	3,319	40
Cochlear	521	31
Commonwealth Bank of Australia	9,646	482
Crown	5,393	47
CSL	29,103	948
Dexus Property Group ‡	85,629	77
Echo Entertainment Group *	13,897	54
Fortescue Metals Group	13,080	65
Foster’s Group	5,579	31
Goodman Group ‡	54,936	35
GPT Group ‡	19,194	63
Iluka Resources	14,956	241
Incitec Pivot	27,121	94
Leighton Holdings	1,357	29
Lend Lease Group	19,745	152
Lynas *	43,299	58
MAp Group	8,581	31
Metcash	27,023	113
National Australia Bank	22,490	563
Newcrest Mining	59,172	2,156
OneSteel	70,514	63
Orica	1,531	41
OZ Minerals	4,315	49
Qantas Airways *	22,978	37
QBE Insurance Group	5,472	78
Ramsay Health Care	4,978	96
Rio Tinto	9,889	673
Santos	42,945	600
Sonic Healthcare	10,162	123
Stockland ‡	14,624	52
Suncorp Group	26,479	230
TABCORP Holdings	35,189	104
Tatts Group	15,041	36
Telstra	48,166	158
Transurban Group	48,884	287
Washington H Soul Pattinson	2,929	42
Wesfarmers	5,841	188
Westfield Group ‡	5,734	49
Westpac Banking	5,437	119
Woolworths	4,457	114
WorleyParsons	3,015	83

		12,252

Austria — 0.2%
OMV	326	11
Verbund, Cl A	411	11

Description	Shares	Market Value ($ Thousands)
Vienna Insurance Group	14,841	$533
Voestalpine	1,891	55

		610

Belgium — 1.7%
Belgacom	53,489	1,702
Colruyt (A)	20,662	784
Delhaize Group	9,883	584
Groupe Bruxelles Lambert	2,728	195
InBev	41,000	2,456
KBC Groep	4,909	55
Mobistar	1,363	75
Solvay	1,792	168
Telenet Group Holding	4,240	159
UCB	4,520	189

		6,367

Brazil — 0.9%
Anhanguera Educacional Participacoes	69,094	671
Brasil Telecom ADR	19,192	342
Centrais Eletricas Brasileiras ADR	57,500	534
Embraer	28,600	179
HRT Participacoes em Petroleo *	800	295
Petroleo Brasileiro ADR	39,994	1,080
Tim Participacoes ADR	11,794	281

		3,382

Canada — 4.7%
Barrick Gold	44,583	2,358
Cameco	49,109	930
Cenovus Energy	14,766	495
Cogeco	400	20
Constellation Software	400	27
Domtar	5,668	445
Goldcorp	19,600	1,059
Kinross Gold	106,991	1,495
Lassonde Industries, Cl Common Subscription Recei	200	13
Magna International, Cl A	21,000	748
New Gold *	73,600	827
Nexen	66,268	1,098
Niko Resources	8,481	432
Onex	4,400	151
Peyto Exploration & Development (A)	35,000	843
Potash Saskatchewan	42,774	1,871
Precision Drilling *	29,500	342
Silver Wheaton	22,700	766
Suncor Energy	59,099	1,782
Talisman Energy	27,677	376
Toronto-Dominion Bank (A)	14,971	1,082
Transcontinental, Cl A	2,300	27
Vermilion Energy	15,700	736

		17,923

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	13,700	786

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
China — 0.6%
Baoye Group	16,000	$7
China Petroleum & Chemical	254,000	269
China Shenhua Energy	217,500	958
China Telecom	28,000	17
Huaneng Power International	2,172,000	1,142

		2,393

Denmark — 1.2%
AP Moller - Maersk, Cl A	22	144
AP Moller - Maersk, Cl B	100	686
Coloplast, Cl B	482	74
Jyske Bank *	21,785	649
Novo-Nordisk, Cl B	16,959	1,929
Novozymes, Cl B	2,290	74
TrygVesta (A)	17,762	1,027
William Demant Holding *	112	9

		4,592

Finland — 0.8%
Fortum	6,794	157
Kesko, Cl B	1,262	44
Kone, Cl B	136	8
Nokia ADR	127,435	738
Nokia	155,348	899
Nokian Renkaat	3,530	117
Orion, Cl B	4,391	89
Rautaruukki (A)	7,440	73
Sampo, Cl A	2,747	72
Stora Enso, Cl R	123,246	773
UPM-Kymmene	8,842	104
Wartsila, Cl B	1,351	44

		3,118

France — 9.5%
Accor	2,572	72
Aeroports de Paris	533	39
Air Liquide	9,397	1,191
Alcatel-Lucent * (A)	556,350	933
Alstom	12,199	423
Areva	11,669	329
Arkema	9,229	674
AtoS	192	9
AXA	160,035	2,321
BNP Paribas	48,842	1,948
Bouygues	1,916	63
Bureau Veritas	137	10
Capital Gemini	252	10
Carrefour	33,325	889
Casino Guichard Perrachon	514	46
Christian Dior (A)	655	85
Cie Generale de Geophysique- Veritas *	4,163	96
Cie Generale d’Optique Essilor International	17,271	1,237
CNP Assurances	10,447	141
Compagnie de St.-Gobain	5,260	223
Compagnie Generale des
Etablissements Michelin, Cl B	18,433	1,177
Credit Agricole	38,393	247
Danone	2,654	176
Edenred	6,969	186
Eiffage	1,978	50

Description	Shares	Market Value ($ Thousands)
Electricite de France	20,759	$567
Eutelsat Communications	29,233	1,138
Fonciere Des Regions ‡	1,303	87
France Telecom	12,703	220
Gaz de France	45,507	1,278
Gecina ‡	1,744	151
Groupe Eurotunnel	1,105	9
ICADE ‡	1,974	158
Iliad	764	93
Legrand	45,135	1,464
L’Oreal	1,391	151
LVMH Moet Hennessy Louis Vuitton (A)	13,414	2,116
Natixis	20,640	60
Neopost	304	22
Pernod-Ricard	508	48
Peugeot	11,199	210
PPR	479	72
Safran	44,375	1,319
Sanofi-Aventis	70,860	4,965
Schneider Electric	42,412	2,416
SCOR	5,245	126
SES Global	4,563	113
Societe Generale	22,799	558
Societe Television Francaise 1	472	5
Sodexo	20,152	1,468
Technip	14,520	1,386
Tessi	124	11
Thales	17,153	543
Total	20,597	1,065
Unibail-Rodamco‡	274	51
Veolia Environnement	46,338	594
Vinci	14,903	667
Vivendi	30,485	704
Wendel	1,558	112

		36,522

Germany — 7.1%
Adidas	211	15
Allianz	5,676	591
BASF	11,207	820
Bayer	29,313	1,932
Bayerische Motoren Werke	7,016	533
Beiersdorf	869	50
Brenntag	10,707	1,030
DaimlerChrysler	9,137	416
Deutsche Bank	9,523	373
Deutsche Boerse *	21,286	1,308
Deutsche Lufthansa	32,805	426
Deutsche Post	124,051	1,879
Deutsche Telekom	66,481	865
Fraport Frankfurt Airport Services
Worldwide	1,091	62
Fresenius	1,766	170
Fresenius Medical Care	21,585	1,482
GEA Group	39,935	1,184
Hannover Rueckversicherung	982	51
HeidelbergCement	958	41
Henkel	910	45
Infineon Technologies	25,199	210
K+S	556	30

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Kabel Deutschland Holding *	20,761	$1,156
Lanxess	364	21
Linde	19,862	3,067
MAN	752	66
Merck KGaA	1,899	189
Metro	1,745	86
Muenchener Rueckversicherungs	11,280	1,428
Norddeutsche Affinerie	3,264	186
RWE	2,535	105
SAP	37,286	2,237
SAP ADR	13,500	809
Siemens	34,870	3,535
Suedzucker	10,613	339
ThyssenKrupp	5,706	148
United Internet	604	12
Volkswagen	1,191	182

		27,079

Greece — 0.2%
Hellenic Telecommunications Organization	2,996	13
OPAP	78,691	707

		720

Guernsey — 0.0%
Resolution	35,919	134

Hong Kong — 2.4%
ASM Pacific Technology	6,800	76
BOC Hong Kong Holdings	25,473	58
Cathay Pacific Airways	38,052	69
Chaoda Modern Agriculture (A)	1,048,000	148
Cheung Kong Holdings	4,063	47
Cheung Kong Infrastructure Holdings	24,056	135
China Mobile	169,500	1,670
China Mobile ADR	16,400	815
CLP Holdings	69,400	616
First Pacific	160,000	179
Galaxy Entertainment Group * (A)	52,000	103
Guoco Group	1,000	9
Hang Seng Bank	7,096	87
Henderson Land Development	7,000	35
Hong Kong & China Gas	7,000	16
Hong Kong Exchanges and Clearing	600	10
Hongkong Land Holdings	45,000	209
Hopewell Holdings	19,705	51
Hutchison Whampoa	73,600	645
Hysan Development	6,900	22
Jardine Strategic Holdings	47,788	1,417
Lai Sun Development *	930,000	13
Li & Fung	15,855	33
MTR	10,500	35
NagaCorp	72,000	18
New World Development	66,000	56
NWS Holdings	23,848	34
Orient Overseas International	9,039	42
Power Assets Holdings	16,500	123
Sino-Forest, Cl A * (A)	21,000	2

Description	Shares	Market Value ($ Thousands)
SJM Holdings	76,000	$130
Sun Hung Kai Properties	78,351	973
Swire Pacific, Cl A	500	6
Vedan International Holdings	140,000	9
Wheelock	12,739	34
Wynn Macau * (A)	13,200	39
Yue Yuen Industrial Holdings	455,000	1,325

		9,289

Indonesia — 0.1%
Telekomunikasi Indonesia ADR	10,858	356

Ireland — 0.8%
CRH	7,880	151
Elan *	17,607	192
Experian	95,104	1,268
Kerry Group, Cl A	1,374	51
Ryanair Holdings ADR *	33,400	1,005
Smurfit Kappa Group *	78,047	474

		3,141

Israel — 0.4%
Bezeq Israeli Telecommunication	9,076	17
Check Point Software Technologies *	20,877	1,155
Israel Chemicals	4,782	52
NICE Systems *	404	14
Teva Pharmaceutical Industries	3,490	138

		1,376

Italy — 1.5%
A2A	39,084	41
Atlantia	2,604	40
Banca Carige (A)	33,992	68
Banca Intesa	323,428	538
Banca Intesa RNC	70,699	91
Banca Monte dei Paschi di Siena	200,186	68
De’Longhi	8,795	94
Enel	190,418	813
ENI	1,972	42
Fiat	31,424	163
Fiat Industrial *	19,459	175
Finmeccanica	6,376	28
Mediaset	26,393	78
Mediobanca	683	4
Reno de Medici *	28,314	7
Saipem	3,571	160
Servizi Italia	358	2
Snam Rete Gas	184,993	860
Telecom Italia	2,056,547	2,013
Telecom Italia	47,658	54
Terna Rete Elettrica Nazionale	26,821	96
UniCredito Italiano	128,946	135

		5,570

Japan — 17.3%
Aeon	47,000	642
Aichi Bank	100	6
Aisin Seiki	600	18
Ajinomoto	6,000	72
All Nippon Airways (A)	17,000	51

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Alps Logistics	1,200	$11
Amada	1,000	6
Amuse	500	6
Aoyama Trading	3,400	55
Asahi Glass	10,000	86
Asahi Kasei	36,000	218
Asahi Kogyosha	5,000	21
Asics	7,100	85
ASKA Pharmaceutical	2,000	13
Astellas Pharma	3,200	123
AT-Group	1,000	12
Autobacs Seven	900	42
Belluna	3,200	24
Bic Camera	146	80
Bridgestone	25,200	583
Brother Industries	41,900	566
Bunka Shutter	4,000	14
Calsonic Kansei	47,000	271
Canon	2,800	126
Capcom	2,900	74
Central Automotive Products	2,000	10
Central Glass	5,000	25
Central Japan Railway	106	849
Century Tokyo Leasing	6,500	129
Chiba Bank	1,000	7
Chiyoda	4,000	44
Chubu Electric Power	1,900	36
Chuetsu Pulp & Paper	7,000	11
Chugai Pharmaceutical	2,500	38
Chugoku Bank	2,000	28
Coca-Cola Central Japan	700	9
Coca-Cola West	37,600	637
Corona	1,000	16
Cosmo Oil	25,000	69
Dai Nippon Printing	193,000	1,892
Daicel	29,000	162
Daido Steel	1,000	6
Daihatsu Motor	1,000	17
Dai-ichi Life Insurance	134	149
Daiichi Sankyo	19,300	348
Daiichikosho	1,700	32
Dainippon Screen Manufacturing	2,000	15
Dainippon Sumitomo Pharma	3,800	39
Daito Trust Construction	6,800	606
Daiwa House Industry	31,000	375
Dena	3,700	115
Denso	1,600	46
East Japan Railway	2,500	153
EDION	17,000	133
Eighteenth Bank	3,000	8
Eisai	4,300	166
Elpida Memory * (A)	20,800	104
FANUC	12,900	2,118
Fast Retailing	300	49
Fuji Kiko *	5,000	14
FUJIFILM Holdings	68,300	1,656
Fujitsu	8,000	43
FuKoKu	1,000	8
Fukuoka Financial Group	2,000	8
Fuso Chemical	300	8
Gree	3,200	107

Description	Shares	Market Value ($ Thousands)
Gulliver International	250	$11
Gunma Bank	2,000	11
Hachijuni Bank	68,000	401
Hamamatsu Photonics	2,500	92
Happinet	1,600	14
Haseko	313,500	203
Hino Motors	65,000	399
Hiroshima Bank	4,000	19
Hitachi	183,100	1,015
Hitachi Metals	1,000	11
Honda Motor	106,700	3,383
H-One	1,600	9
Hoya	1,700	36
Ibiden	600	14
IBJ Leasing	300	6
Idemitsu Kosan	1,500	160
IHI	76,000	178
Iida Home Max	8,800	71
Imasen Electric Industrial	700	9
Inabata	1,700	10
Inpex	47	317
IT Holdings	11,400	128
ITC Networks	400	3
Itfor	4,400	15
Itochu	4,200	43
Itochu Techno-Solutions	400	17
Iyo Bank	9,000	89
J Trust	2,300	13
Japan Petroleum Exploration	100	4
Japan Prime Realty Investment, Cl A ‡	39	95
Japan Retail Fund Investment, Cl A ‡	36	55
Japan Steel Works	33,000	221
Japan Tobacco	35	168
JFE Holdings	9,800	180
JFE Shoji Holdings	6,000	25
JGC	74,000	1,863
Jowa Holdings	600	9
JS Group	9,500	180
JTEKT	1,300	13
Jupiter Telecommunications	1,541	1,496
JVC Kenwood Holdings * (A)	18,800	79
JX Holdings	800	5
Kajima	6,000	18
Kamei	4,000	35
Kamigumi	4,000	33
Kansai Electric Power	4,200	63
Kansai Paint	36,500	347
Kao	900	24
Kawasaki Heavy Industries	45,000	117
Kawasumi Laboratories	1,300	8
KDDI	379	2,509
Keyence	100	26
Kintetsu (A)	9,000	33
Kobe Steel	42,000	67
Komatsu	21,600	552
Konaka	2,200	12
Konami	1,100	33
K’s Holdings	7,300	287
Kyocera	800	72

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Kyokuto Kaihatsu Kogyo	3,100	$19
Lawson	1,100	65
Mabuchi Motor	37,100	1,640
Maezawa Kasei Industries	800	8
Maezawa Kyuso Industries	600	8
Makita	4,900	171
Marubeni	58,000	358
Matsuya Foods	400	8
Maxvalu Tokai	800	11
Megane TOP	1,350	16
Mikuni Coca-Cola Bottling	1,200	10
Miraca Holdings	500	19
Mirait Holdings	3,300	26
Mitani	1,100	13
Mitsubishi	47,400	979
Mitsubishi Chemical Holdings	31,700	184
Mitsubishi Electric	9,500	90
Mitsubishi Gas Chemical	9,000	54
Mitsubishi Heavy Industries	42,000	176
Mitsubishi UFJ Financial Group	44,700	196
Mitsubishi UFJ Lease & Finance	220	9
Mitsui	10,600	167
Mitsui OSK Lines	8,000	25
Mitsui Sumitomo Insurance Group Holdings	64,900	1,273
Mitsui Trust Holdings	263,310	806
Mizuho Financial Group	83,100	109
Murakami	1,000	10
Murata Manufacturing	4,200	249
Nabtesco	1,900	42
Nafco	400	7
Namco Bandai Holdings	10,500	151
NEC Fielding	2,000	25
NET One Systems	17	44
NGK Insulators	2,000	22
Nichiha	2,500	27
Nichii Gakkan	2,400	27
Nichireki	2,000	10
Nintendo	9,700	1,476
Nippon Building Fund, Cl A ‡	8	73
Nippon Electric Glass	4,000	41
Nippon Express	2,000	8
Nippon Meat Packers	5,000	63
Nippon Sheet Glass	42,000	81
Nippon Steel	86,000	209
Nippon Synthetic Chemical Industry	1,000	6
Nippon Telegraph & Telephone	44,200	2,178
Nippon Telegraph & Telephone ADR	44,839	1,107
Nippon Yusen	26,000	58
Nishi-Nippon City Bank	2,000	6
Nishio Rent All	1,600	11
Nissan Motor	7,300	67
Nisshin Steel	63,000	90
Nissin Food Products	700	27
Nitto Denko	4,600	191
Nomura Real Estate Holdings	7,300	113
Nomura Real Estate Office Fund, Cl A ‡	23	118
Nomura Research Institute	4,300	95

Description	Shares	Market Value ($ Thousands)
NTT Data	5	$16
NTT DoCoMo	620	1,095
Oenon Holdings	3,000	7
OJI Paper	1,000	5
Ono Pharmaceutical	3,500	182
ORIX	240	20
Otsuka Holdings	3,000	82
Pacific Industrial	2,000	9
PanaHome	6,000	42
Panasonic	35,500	340
PIA *	900	9
Pioneer	1,700	8
Press Kogyo	11,000	52
Rakuten	109	117
Resona Holdings	2,100	10
Ricoh Leasing	1,000	23
Rinnai	700	53
Rohm	23,600	1,129
San-Ai Oil	2,000	9
Sankyo	9,500	474
Sankyo Frontier	2,000	10
Sanoh Industrial	700	5
Santen Pharmaceutical	2,900	109
Sanyo Housing Nagoya	18	17
Sapporo Hokuyo Holdings	99,300	345
Sasebo Heavy Industries	11,000	16
Scroll	2,300	8
Secom	200	9
Sega Sammy Holdings	22,100	452
Seino Holdings	11,000	80
Sekisui Chemical	121,000	908
Sekisui House	128,000	1,124
Sekisui Jushi	1,000	9
Senshu Electric	600	7
Senshukai	2,300	15
Seven & I Holdings	109,300	3,049
Seven Bank	24,000	48
Sharp	3,000	31
Shimadzu	3,000	25
Shin-Etsu Chemical	16,800	844
Ship Healthcare Holdings	1,900	45
Shiseido	70,200	1,304
Shizuoka Bank	1,000	10
Showa Shell Sekiyu	8,800	59
SKY Perfect JSAT Holdings	14	7
SMC	11,600	1,925
Softbank	7,200	243
Sojitz (A)	170,400	267
Sony	1,300	24
Sony Financial Holdings	116,500	1,925
Sumco	4,800	41
Sumitomo	4,700	63
Sumitomo Chemical	2,000	8
Sumitomo Electric Industries	3,200	35
Sumitomo Metal Industries	48,000	85
Sumitomo Mitsui Financial Group	52,900	1,470
Sumitomo Precision Products	5,000	35
Sumitomo Rubber Industries	900	11
Systena	16	11
T&D Holdings	250	3
T&K Toka	300	3

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Taisho Pharmaceutical Holdings	100	$7
Takagi Securities	10,000	8
Takamatsu Construction Group	1,600	24
Takeda Pharmaceutical	9,100	374
Tanabe Seiyaku	1,800	28
Teijin	1,000	3
Toho	1,800	31
Toho Gas	1,000	6
Tokai	1,100	25
Token	180	7
Tokyo Derica	1,300	9
Tokyo Electric Power	9,300	35
Tokyo Electron	14,900	814
Tokyo Energy & Systems	3,000	16
Tokyo Gas	6,000	26
Tokyu	8,000	38
Tokyu Construction	3,300	8
TonenGeneral Sekiyu	20,000	228
Toppan Printing	5,000	37
Topre	1,300	13
Toray Industries	8,000	60
Toshiba	18,000	83
Toshiba TEC	26,000	98
Tosoh	5,000	15
TOTO	1,000	8
Toyo Suisan Kaisha	4,000	98
Toyoda Gosei	600	10
Toyota Motor	52,400	1,724
Toyota Motor ADR	7,672	506
Toyota Tsusho	11,200	188
Transcosmos	1,700	20
Ube Industries	24,000	68
Unicharm	200	9
Unipres	2,300	64
Wacoal Holdings	40,723	529
Wakita	1,000	6
West Japan Railway	1,600	66
Yachiyo Industry	1,500	8
Yahoo! Japan	256	81
Yamada Denki	1,200	87
Yamaguchi Financial Group	2,000	19
Yamato Holdings	10,300	165
Yamato International	4,300	20
Yamaya	1,800	19
Yamazaki Baking	5,000	66
Yaskawa Electric	7,000	60
Yorozu	900	19
Zeon	13,000	110

		66,178

Malaysia — 0.2%
Axiata Group	375,600	613
Telekom Malaysia	10,000	14

		627

Mexico — 0.0%
Industrias Bachoco	5,800	10

Netherlands — 5.0%
Aegon *	75,400	330
Akzo Nobel (A)	57,987	2,940

Description	Shares	Market Value ($ Thousands)
ASML Holding	2,580	$102
Corio ‡	945	42
Delta Lloyd	9,015	159
European Aeronautic Defense and Space	27,249	819
Gemalto	22,023	1,091
Heineken	3,870	181
Heineken Holding	3,571	144
Imtech (A)	26,275	677
ING Groep *	121,857	952
Koninklijke Ahold	85,938	1,096
Koninklijke DSM	517	25
Koninklijke Philips Electronics	2,164	44
QIAGEN *	4,868	72
Reed Elsevier	200,306	2,365
Royal Dutch Shell, Cl A	42,079	1,472
Royal Dutch Shell, Cl A (GBP)	19,528	685
Royal Dutch Shell, Cl B	40,879	1,477
Royal KPN	6,736	83
SBM Offshore	5,886	127
TNT	200,989	701
TNT Express	142,817	1,031
Unilever	43,496	1,485
Wolters Kluwer	68,168	1,188

		19,288

New Zealand — 0.5%
Chorus *	185,256	474
Fletcher Building	28,918	136
Telecom of New Zealand	926,278	1,462

		2,072

Norway — 1.1%
Aker Kvaerner	3,567	42
DnB	153,598	1,573
Gjensidige Forsikring	10,660	124
Marine Harvest	778,238	339
Norsk Hydro	6,927	33
Seadrill	5,093	178
Statoil	81,496	2,110

		4,399

Poland — 0.1%
KGHM Polska Miedz	8,181	326

Portugal — 0.1%
Banco Espirito Santo	32,131	50
Cimpor Cimentos de Portugal	5,882	41
Energias de Portugal	36,284	117
Galp Energia SGPS, Cl B	1,084	18
Jeronimo Martins	5,435	99
Portugal Telecom	12,005	74

		399

Russia — 0.5%
Gazprom OAO ADR	54,545	627
NovaTek OAO GDR	2,300	353
Sberbank of Russia ADR	91,394	1,083

		2,063

Singapore — 1.5%
CSE Global	14,000	9

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
DBS Group Holdings	67,000	$666
Golden Agri-Resources	610,000	345
GP Batteries International	5,000	4
Jardine Cycle & Carriage	7,000	256
Keppel	32,180	239
Oversea-Chinese Banking	46,000	293
Popular Holdings	64,000	8
QAF	39,000	18
SembCorp Industries	69,000	232
SembCorp Marine	315,000	947
Singapore Airlines	125,000	1,025
Singapore Press Holdings	16,200	50
Singapore Telecommunications	13,000	32
Transpac Industrial Holdings	9,000	11
United Overseas Bank	91,000	1,104
UOL Group	12,000	40
Wheelock Properties Singapore	35,370	45
Yangzijiang Shipbuilding Holdings	373,000	269

		5,593

South Africa — 1.1%
AngloGold Ashanti	13,700	650
AngloGold Ashanti ADR	21,547	1,033
Gold Fields	72,903	1,231
Impala Platinum Holdings	13,600	290
MTN Group	54,310	980

		4,184

South Korea — 3.1%
Honda Motor GDR *	307	9
Hyundai Heavy Industries	4,364	1,089
Hyundai Mobis	7,368	2,043
Hyundai Motor	2,050	399
Kia Motors	6,101	388
Korea Electric Power ADR	60,484	671
KT ADR	18,500	297
KT&G	31,590	2,140
Samsung Electronics	2,406	2,190
Shinhan Financial Group	17,840	665
SK Holdings	987	128
SK Telecom ADR	115,330	1,706
YESCO	400	9

		11,734

Spain — 1.9%
Abertis Infraestructuras	8,269	132
Acciona	968	90
Acerinox	708	10
ACS Actividades Construccionesy Servicios	1,306	43
Amadeus IT Holding, Cl A	2,118	36
Banco Bilbao Vizcaya Argentaria	6,088	52
Banco de Sabadell	21,230	71
Banco Popular Espanol (A)	70,132	300
Banco Santander Central Hispano	108,812	818
Bankia *	4,200	21
Bankinter (A)	3,345	19
CaixaBank (A)	57,345	294
EDP Renovaveis *	7,808	45
Enagas	70,529	1,326

Description	Shares	Market Value ($ Thousands)
Endesa	1,001	$22
Ferrovial (A)	14,252	177
Fomento de Construcciones y Contratas (A)	3,280	85
Gas Natural	13,930	243
Grifols	6,637	107
Iberdrola	20,630	137
Inditex	1,754	149
Indra Sistemas (A)	71,777	1,014
Mapfre	39,844	134
Red Electrica	4,881	215
Repsol	15,852	479
Tecnicas Reunidas (A)	24,100	876
Telefonica	22,377	421

		7,316

Sweden — 1.4%
Alfa Laval	1,504	29
Atlas Copco, Cl A	11,348	244
Atlas Copco, Cl B	14,667	281
Elekta, Cl B	23,635	1,010
Getinge, Cl B	2,555	66
Hennes & Mauritz, Cl B	7,462	238
Hexagon, Cl B	2,630	40
Industrivarden, Cl C	12,671	155
Investor, Cl B	760	14
Millicom International Cellular	395	43
Nordea Bank	66,008	527
Sandvik	444	6
Scania, Cl B	2,769	43
Skandinaviska Enskilda Banken, Cl A	159,037	930
Skanska, Cl B	1,993	31
SKF, Cl B	914	20
Svenska Cellulosa, Cl B	2,303	34
Swedbank, Cl A	22,132	297
Swedish Match	6,395	211
Telefonaktiebolaget LM Ericsson, Cl B	93,471	1,001
Volvo, Cl B	11,737	135

		5,355

Switzerland — 8.9%
ABB	4,378	83
Actelion	217	8
Adecco	238	10
Aryzta	2,142	104
Baloise Holding	1,865	133
Clariant	25,402	251
Compagnie Financiere Richemont	12,991	708
Credit Suisse Group	32,176	779
Geberit	579	112
Givaudan	2,860	2,668
Glencore International	3,964	25
Holcim	582	33
Informa	142,289	812
Julius Baer Group	29,882	1,074
Julius Baer Holding	4,050	48
Kuehne + Nagel International	786	96
Lindt & Spruengli	36	207

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Lonza Group	300	$19
Nestle	83,970	4,731
Novartis	109,301	5,925
Pargesa Holding	1,205	87
Roche Holding	33,812	5,399
Schindler Holding	181	22
SGS	914	1,552
Sika	478	900
STMicroelectronics	18,446	117
Straumann Holding	328	58
Sulzer	11,878	1,331
Swatch Group, Cl B	952	373
Swatch Group	1,062	75
Swiss Life Holding	1,434	151
Swiss Re	613	32
Swisscom	541	205
Syngenta	937	277
Synthes (B)	2,803	465
Transocean	731	32
UBS	177,883	2,204
Uster Technologies	203	9
Xstrata	91,103	1,466
Zurich Financial Services	6,061	1,340

		33,921

Taiwan — 0.1%
Chunghwa Telecom ADR	1,301	44
United Microelectronics ADR	157,328	360

		404

Thailand — 0.1%
Advanced Info Service	6,900	32
Total Access Communication	115,700	303

		335

United Kingdom — 17.1%
Admiral Group	2,033	30
Aggreko	693	21
Amec	91,098	1,250
Amlin	180,489	956
Anglo American	3,173	121
Antofagasta	2,417	45
ARM Holdings	48,200	454
AstraZeneca	59,374	2,741
Aviva	269,915	1,328
Babcock International Group	8,700	100
BAE Systems	229,006	991
Balfour Beatty	246,384	978
Barclays	401,802	1,160
Berendsen PLC	10,445	73
BG Group	115,629	2,486
BHP Billiton	37,862	1,167
Bodycote	7,026	30
BP	398,336	2,892
BP PLC ADR	9,717	423
British American Tobacco	57,384	2,670
British Land ‡	24,539	192
British Polythene Industries	2,667	14
British Sky Broadcasting Group	36,314	438
BT Group, Cl A	179,346	538
Bunzl	79,747	1,045
Burberry Group	9,674	194

Description	Shares	Market Value ($ Thousands)
Cairn Energy *	14,098	$61
Capita Group	120,239	1,195
Carnival	781	27
Centrica	21,222	101
Compass Group	11,327	106
Diageo	76,409	1,640
Eurasian Natural Resources	89,915	947
Fresnillo	192	5
Gem Diamonds *	4,776	15
GKN	1,557	5
GlaxoSmithKline	123,605	2,746
Group 4 Securicor	17,224	69
Hammerson ‡	7,911	49
Hogg Robinson Group	12,217	11
Home Retail Group	709,546	1,005
HSBC Holdings	223,366	1,747
HSBC Holdings	149,200	1,162
Imperial Tobacco Group	27,785	1,002
International Power	3,235	17
J Sainsbury	22,637	108
Kingfisher	400,686	1,619
Land Securities Group ‡	23,801	258
Legal & General Group	107,642	180
Lloyds Banking Group *	824,134	323
London Stock Exchange Group	5,641	77
Marks & Spencer Group	8,703	46
Michael Page International	116,986	709
Micro Focus International	11,228	64
National Grid	11,234	111
Next	1,141	48
NWF Group	4,113	8
Pearson	12,001	218
Petrofac	77,329	1,772
Polyus Gold International GDR *	112,264	328
Prudential	124,736	1,231
Reckitt Benckiser Group	1,982	101
Reed Elsevier	116,655	973
Rexam	244,921	1,331
Rio Tinto	62,674	3,308
Rio Tinto ADR	13,700	727
Rolls-Royce Holdings	158,678	1,829
Royal & Sun Alliance Insurance Group	25,420	43
Royal Bank of Scotland Group *	843,624	281
SABMiller	4,573	162
Sage Group	176,778	810
Savills	2,868	14
Schroders	5,051	107
Severn Trent	7,150	174
Shire	21,502	725
Smith & Nephew	3,690	34
SSE	23,467	487
Subsea 7	43,488	861
Tesco	485,731	3,109
TUI Travel	11,826	32
Tullow Oil	45,216	991
Unilever	3,938	133
United Utilities Group	147,186	1,461
Vedanta Resources	2,594	44
Vodafone Group	1,873,342	5,084
Weir Group	334	11

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
William Hill		6,280	$20
Willis Group Holdings		27,000	952
WM Morrison Supermarkets		33,020	168
Wolseley		4,557	137
WPP		7,751	82

			65,538

United States — 0.7%
Advance America Cash Advance
Centers		1,382	12
Asta Funding		1,234	10
Axis Capital Holdings		18,290	584
Buckeye Technologies		340	11
Capital One Financial		11,286	504
Cbeyond *		1,213	9
CNO Financial Group *		9,028	57
Discover Financial Services		339	8
Newmont Mining		14,800	1,019
Philip Morris International		4,523	345
UnitedHealth Group		250	12

			2,571

Total Common Stock (Cost $397,031) ($ Thousands)			367,923

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke		686	36
Draegerwerk		177	16
Henkel		364	22
RWE		697	26
Volkswagen		1,769	306

			406

Total Preferred Stock (Cost $396) ($ Thousands)			406

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
0.140% †** (E)		15,434,327	14,659

Total Affiliated Partnership (Cost $15,434) ($ Thousands)			14,659

TIME DEPOSITS — 2.1%

United States — 2.1%

Brown Brothers Harriman
4.850%, 12/01/11	ZAR	90	11
3.783%, 12/01/11	AUD	10	10
1.750%, 12/01/11	NZD	—	—
1.064%, 12/01/11	SEK	1	—
0.950%, 12/01/11	NOK	1	—
0.250%, 12/01/11	CAD	1	1
0.137%, 12/01/11	DKK	—	—
0.099%, 12/01/11	GBP	78	122
0.096%, 12/01/11	EUR	202	272
0.030%, 12/01/11		7,703	7,703
0.010%, 12/01/11	JPY	6,305	81
0.010%, 12/01/11	SGD	—	—
0.005%, 12/01/11	CHF	—	—
0.005%, 12/01/11	HKD	480	62

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Time Deposits (Cost $8,262) ($ Thousands)		$8,262

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040% †**	1,059,032	1,059

Total Cash Equivalent (Cost $1,059) ($ Thousands)		1,059

U.S. TREASURY OBLIGATIONS (C) (D) — 0.7%
U.S. Treasury Bills
0.053%, 06/28/12	$1,287	1,287
0.038%, 12/15/11	1,190	1,190

Total U.S. Treasury Obligations (Cost $2,477) ($ Thousands)		2,477

Total Investments — 103.2% (Cost $424,659)($ Thousands)		$394,786

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	50	Dec-2011	$(2)
FTSE 100 Index	17	Dec-2011	7
Hang Seng Index	5	Dec-2011	10
Nikkei 225 Index	1	Dec-2011	(1)
SPI 200 Index	11	Dec-2011	(27)
Topix Index	28	Dec-2011	(38)

			$(51)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/21/11	EUR	2,936	USD	4,052	$100

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
BNY Mellon	(3,952)	4,052	$100

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $382,695 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.

9	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2011

†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $13,679 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $14,659 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,966	$322,807	$150	$367,923
Preferred Stock	—	406	—	406
Affiliated Partnership	—	14,659	—	14,659
Time Deposits	8,262	—	—	8,262
Cash Equivalent	1,059	—	—	1,059
U.S. Treasury Obligations	—	2,477	—	2,477

Total Investments in Securities	$54,287	$340,349	$150	$394,786

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(51)	$—	$—	$(51)
Forwards Contracts *	—	100	—	100

Total Other Financial Instruments	$(51)	$100	$—	$49

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	150

Ending balance as of November 30, 2011	$150

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%

Australia — 3.3%
Aditya Birla Minerals	166,691	$141
Ansell	52,149	779
Australia & New Zealand Banking Group ADR	925,600	19,437
Beach Energy	1,020,311	1,546
Bendigo Bank	298,441	2,821
BGP Holdings *	239,898	—
BHP Billiton	783,903	29,339
BHP Billiton ADR	286,100	21,506
Caltex Australia	597,526	8,136
Campbell Brothers	7,063	363
Challenger	295,127	1,316
Commonwealth Bank of Australia	34,799	1,741
Flight Centre	25,132	504
Iluka Resources	330,655	5,330
National Australia Bank	252,118	6,306
Rio Tinto	198,506	13,503
Santos	1,106,651	15,459
Sigma Pharmaceuticals	489,088	335
Suncorp Group	280,237	2,439
TABCORP Holdings	246,649	731
Telstra	1,079,300	3,542
Telstra ADR	734,600	12,055

		147,329

Austria — 1.0%
Conwert Immobilien Invest	813,051	9,497
Erste Group Bank	434,973	7,560
Schoeller-Bleckmann Oilfield Equipment	328,370	29,226
Voestalpine	28,191	821

		47,104

Belgium — 0.4%
Delhaize Group	53,647	3,170
Delhaize Group ADR	265,800	15,695
D’ieteren	17,247	817

		19,682

Brazil — 5.6%
Amil Participacoes	2,021,400	18,843
Banco Bradesco ADR	1,853,200	30,578
Banco Santander Brasil ADR	232,135	1,792
BM&F Bovespa	1,608,400	8,817
BR Malls Participacoes	1,226,707	12,463
Brasil Telecom ADR	64,300	1,146
BRF - Brasil Foods	142,400	2,789
Cia de Saneamento Basico do Estado de Sao Paulo ADR	846,455	46,741
Cia Paranaense de Energia ADR	1,286,700	25,927
Cia Vale do Rio Doce ADR, Cl B	853,952	19,854
Embraer ADR	359,224	9,167
Fleury	85,800	981
Julio Simoes Logistica	123,900	591
Natura Cosmeticos	488,900	9,847
Petroleo Brasileiro ADR	618,400	16,691
Telefonica Brasil ADR	207,015	5,583

Description	Shares	Market Value ($ Thousands)
Telegraph Norte Leste Participacoes ADR	1,429,700	$13,525
Tim Participacoes ADR	485,448	11,559
Totvs	725,265	13,119

		250,013

Canada — 5.7%
Agrium	259,800	18,183
Agrium	85,200	5,999
Alimentation Couche Tard, Cl B	73,530	2,119
AuRico Gold *	137,144	1,370
Canadian National Railway (A)	189,600	14,707
Canadian Natural Resources	337,342	12,711
Canadian Oil Sands	47,103	994
Canyon Services Group	1,102,783	13,460
Cascades	32,900	139
Celestica *	107,000	893
Cenovus Energy	246,317	8,264
Centerra Gold	120,000	2,686
CGI Group, Cl A *	141,000	2,600
CI Financial (A)	35,800	722
Domtar	59,590	4,680
Dorel Industries, Cl B	21,800	514
Empire, Cl A	32,200	1,938
Enbridge (A)	177,560	6,311
Endeavour Silver *	80,300	954
Goldcorp	90,960	4,884
Imperial Oil	0	—
Magna International, Cl A	201,300	7,205
Manitoba Telecom Services	13,200	389
Manulife Financial	684,200	7,369
MI Developments	11,306	361
Minefinders *	52,888	634
Nexen	392,000	6,495
Nexen	82,543	1,379
Nordion	47	—
Onex	54,200	1,860
Pan American Silver	63,600	1,661
Potash Corp of Saskatchewan	268,440	11,634
Potash Saskatchewan	50,100	2,191
Quebecor, Cl B	24,700	787
Rogers Communications, Cl B	253,600	9,391
Saputo (A)	96,500	3,606
Suncor Energy	104,200	3,148
Teck Cominco, Cl B	17,000	625
TMX Group	22,600	987
Toronto-Dominion Bank (A)	239,500	16,983
Toronto-Dominion Bank (A)	25,100	1,814
Trican Well Service	699,676	11,981
Valeant Pharmaceuticals International *	339,849	15,777
West Fraser Timber	17,200	791
Yamana Gold	1,411,061	23,870
Yamana Gold	1,324,400	22,290

		257,356

Chile — 0.6%
CFR Pharmaceuticals *	55,584,517	13,477
Enersis ADR	131,127	2,330

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
SACI Falabella	1,104,187	$9,385

		25,192

China — 4.2%
Anhui Conch Cement (A)	4,516,000	14,746
Baidu ADR *	25,120	3,291
China Life Insurance	2,643,774	7,126
China Merchants Bank (A)	10,324,727	19,470
China Oilfield Services	9,577,400	14,821
China Petroleum & Chemical	24,236,600	25,640
China Shipping Container Lines *	15,378,000	3,014
China Telecom	9,084,000	5,567
CITIC Securities * (B)	404,000	662
Dongfeng Motor Group (A)	1,868,000	2,803
Industrial & Commercial Bank of China	35,608,800	20,744
Mindray Medical International ADR	451,200	12,173
Noah Holdings ADR *	19,200	161
PetroChina	3,036,000	3,956
Shanghai Friendship Group	241,620	307
Sinopharm Group (A)	2,702,586	6,589
Tencent Holdings	374,086	7,305
Weichai Power (A)	3,878,000	18,110
Yanzhou Coal Mining ADR	346,100	8,469
Zhaojin Mining Industry	6,814,000	11,799

		186,753

Colombia — 0.3%
BanColombia ADR, Cl R	256,600	14,821

Czech Republic — 0.1%
Komercni Banka	21,500	3,577

Denmark — 0.5%
AP Moller - Maersk, Cl B	153	1,051
Novo-Nordisk, Cl B	178,119	20,255

		21,306

Finland — 0.2%
Stora Enso, Cl R	838,126	5,258
UPM-Kymmene	195,473	2,292

		7,550

France — 4.0%
Air Liquide	132,625	16,812
Alstom	65,850	2,284
Arkema	110,054	8,031
BNP Paribas	177,629	7,084
Capital Gemini	266,500	10,140
France Telecom ADR	1,460,000	25,214
LVMH Moet Hennessy Louis Vuitton (A)	135,626	21,394
Peugeot	569,030	10,674
Publicis Groupe	251,641	12,042
Safran	67,896	2,018
Sanofi-Aventis	275,800	19,326
Societe BIC	3,747	333
Societe Generale	232,161	5,683
Teleperformance	19,385	383
Thales	19,600	621

Description	Shares	Market Value ($ Thousands)
Total	324,236	$16,759
Vallourec	84,700	5,825
Vivendi	558,034	12,895
Wendel	9,263	669

		178,187

Germany — 5.6%
Adidas	285,612	20,178
Allianz	125,800	13,098
BASF	195,413	14,302
Bayer	79,617	5,248
Bayerische Motoren Werke	177,368	13,470
Celesio (A)	53,600	859
Commerzbank (A)	1,134,149	2,136
Deutsche Lufthansa	697,183	9,056
Deutsche Post	317,497	4,808
Dialog Semiconductor *	750,588	13,929
Fresenius Medical Care	301,068	20,677
GEA Group	446,137	13,230
Henkel	257,015	12,570
Infineon Technologies	784,154	6,531
Kabel Deutschland Holding *	226,007	12,586
Muenchener Rueckversicherungs	113,461	14,365
Norddeutsche Affinerie	72,090	4,121
SAP	692,392	41,535
Siemens	221,651	22,472
Suedzucker	207,321	6,617

		251,788

Hong Kong — 4.0%
AIA Group	1,647,200	5,173
Cathay Pacific Airways	9,363,400	16,902
Chaoda Modern Agriculture	52,790	8
China Mobile	1,632,000	16,079
China Unicom	980,000	2,126
CLP Holdings	1,397,000	12,403
CNOOC	8,908,597	17,291
First Pacific	15,476,027	17,301
Hengdeli Holdings	34,958,000	13,665
Hong Kong Exchanges and Clearing	865,300	14,275
Hongkong Land Holdings	122,000	568
Jardine Matheson Holdings	238,675	12,072
Jardine Strategic Holdings	19,000	563
Lenovo Group	3,756,000	2,685
L’Occitane International	5,967,220	10,904
Luk Fook Holdings International	3,379,000	14,161
Melco Crown Entertainment ADR *	152,290	1,511
New World Development	512,000	437
Orient Overseas International	3,088,000	14,255
Power Assets Holdings	519,500	3,889
RCG Holdings *	137,229	13
SJM Holdings	1,285,000	2,208
Yue Yuen Industrial Holdings	397,500	1,157

		179,646

India — 0.8%
Allahabad Bank	623,168	1,843
Andhra Bank	341,124	657
ICICI Bank ADR	259,500	7,554

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
IDBI Bank	539,862	$978
Idea Cellular *	445,746	851
Indian Bank	128,394	474
Indian Overseas Bank	440,079	792
ITC	854,820	3,329
JBF Industries	55,021	121
Oriental Bank of Commerce	324,746	1,689
Petronet LNG	892,520	2,846
Tata Motors ADR	807,300	13,886
Vijaya Bank	1,055,305	1,040
VIP Industries	328,110	761
Zuari Industries	8,087	80

		36,901

Indonesia — 1.5%
Astra International	1,592,276	12,789
Bank Mandiri	1,394,000	1,015
Bank Negara Indonesia Persero	2,007,000	864
Bank Rakyat Indonesia Persero	20,555,248	15,222
Charoen Pokphand Indonesia	41,654,000	10,974
HM Sampoerna	17,500	76
Indofood Sukses Makmur	22,367,283	11,948
Kalbe Farma	32,571,619	12,888

		65,776

Ireland — 0.8%
Covidien	261,300	11,902
Experian	1,103,040	14,705
ICON ADR *	678,267	11,537

		38,144

Israel — 1.3%
Bank Hapoalim	1,054,336	3,623
Ceragon Networks *	345,741	2,766
Check Point Software Technologies *	477,928	26,448
Israel Discount Bank, Cl A *	822,716	1,215
Teva Pharmaceutical Industries ADR	626,250	24,806

		58,858

Italy — 0.6%
Enel (A)	2,513,722	10,730
Exor	42,594	908
Lottomatica *	85,954	1,329
Tod’s	127,859	11,930

		24,897

Japan — 12.1%
Aeon	380,300	5,192
Aisin Seiki	43,500	1,313
Alfresa Holdings	41,000	1,511
Alpen	11,000	188
Alpine Electronics	80,100	931
Asahi Glass ADR	842,100	7,049
Autobacs Seven	13,500	624
Brother Industries	20,500	277
Calsonic Kansei	545,000	3,143
Canon	279,516	12,528
Capcom	113,900	2,919
Central Glass	71,000	347
Central Japan Railway	381	3,050

Description	Shares	Market Value ($ Thousands)
Daicel	586,000	$3,281
Daihatsu Motor	334,000	5,847
Dai-ichi Life Insurance	5,830	6,498
Daiichikosho	23,200	430
Daikyo	1,116,000	2,155
Dainippon Screen Manufacturing	771,000	5,879
Dainippon Sumitomo Pharma	451,100	4,648
Daito Trust Construction	115,800	10,319
Daiwa House Industry	878,000	10,616
Dena	432,800	13,424
Denso	561,200	16,060
Ebara	190,000	694
EDION (A)	243,300	1,904
Elpida Memory * (A)	163,900	816
FamilyMart	50,100	1,997
FANUC	87,028	14,286
Fuji Heavy Industries ADR	293,400	16,982
Fuji Media Holdings	919	1,262
Fujitsu	1,041,000	5,535
Gulliver International	6,900	292
Heiwa	40,100	720
Hino Motors	336,000	2,065
HIS	30,500	756
Hitachi	9,206,600	51,040
Honda Motor ADR	545,700	17,271
Idemitsu Kosan	22,600	2,415
IHI	1,337,000	3,137
IT Holdings	106,600	1,202
Itochu Techno-Solutions	13,700	591
Japan Securities Finance	2,606,801	12,313
JGC	101,000	2,543
Kaken Pharmaceutical	67,000	812
Kao	44,700	1,182
KDDI	3,421	22,647
Komatsu	865,726	22,135
Konica Minolta Holdings	138,500	1,046
K’s Holdings	207,100	8,156
KYB (A)	247,000	1,183
Maeda Road Construction	71,000	703
Medipal Holdings	218,200	2,143
Megane TOP	17,200	209
Melco Holdings	14,100	378
Miraca Holdings	88,900	3,411
Mitsubishi Estate	222,000	3,703
Mitsubishi UFJ Financial Group	3,587,708	15,700
Mitsui ADR	62,200	19,373
Mizuho Financial Group	13,223,000	17,391
Nagase	53,000	578
Namco Bandai Holdings	185,500	2,672
NEC Networks & System Integration	39,800	610
NET One Systems	680	1,752
Nichii Gakkan	247,500	2,815
Nippo	62,000	539
Nippon Flour Mills	78,000	346
Nippon Light Metal	1,264,000	1,679
Nippon Steel	4,685,000	11,363
Nippon Telegraph & Telephone	158,100	7,790
Nissan Motor	478,300	4,389
Nitto Denko ADR	468,030	19,250
Nomura Research Institute	30,200	666

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Osaka Securities Exchange (A)	2,524	$14,468
Otsuka Holdings	10,200	280
Pioneer	777,300	3,810
Rengo	122,000	867
Saizeriya	75,900	1,244
Sanrio	75,500	3,924
Sapporo Hokuyo Holdings	224,800	782
Secom	403,900	18,200
Seino Holdings	165,000	1,198
Sekisui Chemical	84,000	631
Shionogi	62,500	734
Ship Healthcare Holdings	33,900	806
SKY Perfect JSAT Holdings	2,957	1,510
Softbank	382,983	12,923
Sojitz (A)	1,141,600	1,789
Suzuken	34,700	894
Suzuki Motor	18,100	385
Sysmex	404,316	13,905
Toagosei	341,000	1,462
Toho Holdings	103,600	1,323
Toshiba TEC	168,000	634
Toyo Seikan Kaisha	77,000	1,072
Toyota Motor	473,647	15,583
Unipres	45,800	1,269
United Arrows	19,300	345
Watabe Wedding	7,955	65
Xebio	17,600	407
Yamada Denki	36,510	2,638
Yamato Holdings	112,900	1,811
Zeon	937,000	7,960

		543,590

Jersey — 0.1%
Randgold Resources ADR	24,246	2,592

Malaysia — 0.2%
Affin Holdings	236,400	223
DiGi.Com	790,000	883
Hong Leong Bank	137,933	458
Hong Leong Financial Group	94,700	346
Proton Holdings	131,700	128
RHB Capital	885,500	2,064
Telekom Malaysia	2,081,500	2,862

		6,964

Mexico — 1.1%
Alfa, Cl A	150,804	1,778
Fomento Economico Mexicano	89,100	611
Fomento Economico Mexicano ADR	55,830	3,808
Genomma Lab Internacional, Cl B *	6,623,762	14,150
Grupo Elektra	153,987	15,091
Grupo Lamosa *	17,900	20
Wal-Mart de Mexico	4,903,900	13,262

		48,720

Netherlands — 4.7%
ASML Holding	301,100	11,909
Chicago Bridge & Iron	272,701	11,276
Core Laboratories	277,200	32,169

Description	Shares	Market Value ($ Thousands)
European Aeronautic Defense and Space	377,321	$11,341
Heineken	180,700	8,476
ING Groep *	1,235,570	9,654
Koninklijke DSM	115,103	5,615
Nutreco	20,644	1,356
Reed Elsevier	1,742,300	20,575
Royal Dutch Shell, Cl A	1,159,561	40,576
Royal Dutch Shell, Cl A (GBP)	120,089	4,210
Royal Dutch Shell ADR, Cl A	446,100	31,227
Royal KPN	681,628	8,358
Unilever	207,810	7,091
Yandex, Cl A *	236,700	5,203

		209,036

New Zealand — 0.1%
Chorus *	229,090	586
Telecom of New Zealand	1,145,450	1,808

		2,394

Norway — 2.4%
DnB	1,813,308	18,567
Norsk Hydro	1,838,600	8,869
Seadrill	711,650	24,886
Statoil	547,142	14,167
Statoil ADR	1,432,000	37,117
Yara International	70,964	2,892

		106,498

Pakistan — 0.0%
Pakistan Telecommunication	657,405	79

Peru — 0.1%
Credicorp	25,590	2,780

Philippines — 0.0%
Metropolitan Bank & Trust	283,390	438

Poland — 0.3%
KGHM Polska Miedz	207,260	8,273
Polski Koncern Naftowy Orlen	268,177	3,246
Tauron Polska Energia	413,417	674

		12,193

Portugal — 0.3%
Jeronimo Martins	728,944	13,324

Russia — 0.7%
Gazprom OAO ADR	451,621	5,194
Globaltrans Investment GDR	16,499	250
Lukoil ADR	211,673	11,898
Mail.ru Group GDR *	20,397	628
Mail.ru Group GDR *	364,730	11,291
NovaTek OAO GDR	21,390	3,277

		32,538

Singapore — 0.9%
DBS Group Holdings	954,000	9,490
Ho Bee Investment	10,486,849	9,988
United Overseas Bank	40,000	485

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
United Overseas Bank ADR	719,200	$17,527
UOB-Kay Hian Holdings	55,000	67
Wilmar International	693,000	2,813
Yangzijiang Shipbuilding Holdings	1,817,000	1,309

		41,679

South Africa — 0.8%
Exxaro Resources	117,080	2,618
Mpact *	122,944	217
MTN Group	63,821	1,152
Sasol ADR	631,200	30,241
Telkom	253,773	911

		35,139

South Korea — 4.0%
Daum Communications	103,196	13,558
Hana Financial Group	272,820	9,870
Hanjin Shipping	455,210	3,539
Hyundai Hysco	54,990	2,080
Hyundai Motor	150,826	29,338
Kia Motors	263,040	16,734
KISCO Holdings	4,036	117
Korea Exchange Bank	73,170	535
Korea Zinc	6,874	2,119
KT	15,560	498
LG	83,791	4,716
LG Hausys	1,304	100
Lock & Lock	400,443	13,066
NCSoft	8,050	2,190
POSCO	23,695	7,986
POSCO ADR	199,700	17,104
Samsung Electronics	11,349	10,329
Shinhan Financial Group	45,509	1,697
SK C&C	5,226	642
SK Holdings	51,809	6,749
SK Telecom	10,484	1,405
SK Telecom ADR	1,546,211	22,868
Woori Finance Holdings	347,520	3,113
Woori Finance Holdings ADR	290,600	7,718

		178,071

Spain — 0.5%
Banco Pastor	164	1
Mapfre (A)	4,528,187	15,185
Telefonica	468,034	8,805

		23,991

Sweden — 2.0%
Billerud	58,221	479
Getinge, Cl B	713,898	18,465
Hennes & Mauritz, Cl B	507,305	16,173
Industrivarden, Cl C	76,064	931
Kinnevik Investment, Cl B	278,241	5,684
Lundin Petroleum *	16,491	427
Sandvik	240,120	3,088
Svenska Cellulosa ADR	1,398,200	20,707
Svenska Handelsbanken, Cl A	158,200	4,191
Swedbank, Cl A	78,830	1,058

Description	Shares	Market Value ($ Thousands)
Telefonaktiebolaget LM Ericsson ADR	1,545,000	$16,423

		87,626

Switzerland — 4.1%
ABB	99,013	1,884
Clariant	207,430	2,047
Credit Suisse Group	979,731	23,736
Credit Suisse Group ADR	451,200	10,923
Forbo Holding	2,368	1,045
Julius Baer Group	218,591	7,857
Meyer Burger Technology * (A)	49,995	974
Nestle	386,537	21,776
Novartis ADR	224,100	12,128
Novartis	351,712	19,066
OC Oerlikon *	184,930	1,048
Roche Holding	166,910	26,652
Schindler Holding	16,619	2,006
STMicroelectronics	635,624	4,036
Swatch Group, Cl B	23,726	9,289
Swiss Life Holding	8,311	874
Transocean	238,900	10,237
UBS	87,363	1,080
Zurich Financial Services ADR	1,276,000	28,008

		184,666

Taiwan — 1.3%
Advanced Semiconductor Engineering ADR	3,941,176	17,735
Chinatrust Financial Holding	67,364	38
Far Eastern Textile	14,495	16
Far EasTone Telecommunications	264,000	503
Fubon Financial Holding	8,617,612	8,982
High Tech Computer	643,078	10,587
Hiwin Technologies	160,680	1,327
Hwa Fong Rubber *	616,000	125
Long Bon International	488,000	168
Mega Financial Holding	864,980	579
Taishin Financial Holding	2,193,211	818
Taiwan Semiconductor Manufacturing ADR	914,700	11,818
United Microelectronics	4,159,000	1,845
United Microelectronics ADR	1,211,600	2,775

		57,316

Thailand — 1.4%
Advanced Info Service	1,679,000	7,661
Bangkok Bank	1,564,600	7,457
Charoen Pokphand Foods	17,648,800	19,079
CP ALL	8,149,463	13,340
Kasikornbank	375,500	1,449
Krung Thai Bank	6,538,300	3,149
Siam Commercial Bank	752,700	2,690
Total Access Communication	3,431,800	8,990

		63,815

Turkey — 0.9%
Akbank	3,242,563	11,501
Arcelik	553,608	1,880
KOC Holding ADR	497,000	8,598
Turk Ekonomi Bankasi *	480,817	395

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Turkiye Garanti Bankasi	3,696,198	$12,691
Turkiye Halk Bankasi	668,723	4,055
Turkiye Sinai Kalkinma Bankasi	600,403	652
Turkiye Vakiflar Bankasi Tao, Cl D	1,578,333	2,349

		42,121

United Kingdom — 13.7%
ARM Holdings	939,992	8,855
ARM Holdings ADR	1,271,300	35,939
AstraZeneca	417,952	19,298
AstraZeneca ADR	622,600	28,627
BAE Systems	779,191	3,372
BAE Systems ADR	999,000	17,043
Barclays	107,925	312
Barclays ADR	519,800	6,055
BG Group	1,107,269	23,808
BHP Billiton	212,996	6,566
BP	1,063,813	7,724
BP PLC ADR	221,818	9,660
British American Tobacco	649,356	30,210
British Land ‡	351,590	2,751
Cape	75,514	388
Carnival	451,850	15,601
Catlin Group	87,949	574
Centrica	1,116,304	5,320
Diageo	1,131,338	24,291
Diageo ADR	269,800	23,098
Drax Group	152,300	1,345
HSBC Holdings	1,263,176	9,878
IG Group Holdings	76,881	584
Imagination Technologies Group *	1,771,405	13,876
Imperial Tobacco Group	1,168,045	42,127
Intermediate Capital Group	3,611,364	13,712
Investec	239,276	1,378
Kingfisher	3,446,084	13,923
Marks & Spencer Group ADR	910,700	9,380
Pearson	771,434	14,049
Reckitt Benckiser Group	364,515	18,539
Rio Tinto	210,974	11,135
Rio Tinto ADR	742,800	39,420
Rolls-Royce Holdings	533,940	6,153
SABMiller	290,288	10,275
Sage Group ADR	540,400	9,738
Shire	1,001,158	33,750
Standard Chartered	862,441	18,823
Tate & Lyle	57,079	606
Tesco	3,517,572	22,514
Unilever ADR	1,171,300	39,391
Vodafone Group	4,457,240	12,096
WH Smith	40,700	337
William Hill	559,001	1,784
Xyratex	45,828	621

		614,926

United States — 2.7%
Advance America Cash Advance Centers	171,640	1,462
Axis Capital Holdings	619,200	19,771
Boise	405,023	2,418

Description	Shares	Market Value ($ Thousands)
Briggs & Stratton	18,816	$284
CACI International, Cl A *	7,654	432
Calamos Asset Management, Cl A	36,343	430
Capital One Financial	280,000	12,505
Carnival	383,400	12,729
Cash America International	13,535	673
CBOE Holdings	48,508	1,306
Centene *	32,925	1,274
Central Garden and Pet *	45,888	397
Chemed	13,413	720
Discover Financial Services	22,009	524
Everest Re Group	182,800	16,037
Golden Star Resources *	377,686	780
Jakks Pacific	20,501	391
Medifast *	27,957	389
PHH *	66,186	1,016
Philip Morris International	53,092	4,048
RenaissanceRe Holdings	161,600	11,868
Schlumberger	248,650	18,731
Virgin Media	531,407	11,776
World Acceptance *	33,970	2,331

		122,292

Total Common Stock (Cost $4,375,229) ($ Thousands)		4,247,668

PREFERRED STOCK — 1.2%

Brazil — 0.4%
Cia de Bebidas das Americas ADR	308,542	10,608
Itau Unibanco Holding ADR	659,100	11,732

		22,340

Germany — 0.8%
Hugo Boss	168,420	15,360
Volkswagen	111,190	19,248

		34,608

Total Preferred Stock (Cost $48,526) ($ Thousands)		56,948

	Number Of Warrants
WARRANTS — 0.2%

Qatar — 0.2%
Industries Qatar, Expires 03/25/18 *	331,940	11,983

Total Warrants (Cost $12,427) ($ Thousands)		11,983

EXCHANGE TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund	504,600	20,204

Total Exchange Traded Fund (Cost $21,671) ($ Thousands)		20,204

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 8.4%
SEI Liquidity Fund, L.P.
0.140% †** (E)		377,466,754	$374,193

Total Affiliated Partnership (Cost $377,467) ($ Thousands)			374,193

TIME DEPOSITS — 0.7%

United States — 0.7%
Brown Brothers Harriman
4.850%, 12/01/11	ZAR	454	56
3.783%, 12/01/11	AUD	11	11
1.750%, 12/01/11	NZD	—	—
1.064%, 12/01/11	SEK	795	118
0.950%, 12/01/11	NOK	2	1
0.250%, 12/01/11	CAD	2,001	1,968
0.137%, 12/01/11	DKK	2	—
0.099%, 12/01/11	GBP	653	1,027
0.096%, 12/01/11	EUR	256	344
0.030%, 12/01/11		24,599	24,599
0.010%, 12/01/11	JPY	103,251	1,330
0.010%, 12/01/11	SGD	24	19
0.005%, 12/01/11	CHF	414	455
0.005%, 12/01/11	HKD	1,365	176

Total Time Deposits (Cost $30,104) ($ Thousands)			30,104

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.016%, 06/28/12		$4,784	4,783

Total U.S. Treasury Obligation (Cost $4,782) ($ Thousands)			4,783

Total Investments — 105.9% (Cost $4,870,206)($ Thousands)			$4,745,883

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	269	Dec-2011	$(106)
FTSE 100 Index	78	Dec-2011	(47)
Hang Seng Index	25	Dec-2011	33
S&P/TSX 60 Index	25	Dec-2011	(49)
SPI 200 Index	56	Dec-2011	(82)
Topix Index	149	Dec-2011	(196)

			$(447)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/23/11-5/9/12	EUR	71,058	USD	96,265	$519
5/9/12	USD	8,982	EUR	6,629	(44)

					$475

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(104,728)	105,203	$475

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,480,359 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at November 30, 2011. The total value of securities on loan at November 30, 2011 was $381,218 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2011 was $374,193 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depository Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

7	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2011

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,614,275	$2,633,385	$8	$4,247,668
Preferred Stock	22,340	34,608	—	56,948
Warrants	11,983	—	—	11,983
Exchange Traded Fund	20,204	—	—	20,204
Affiliated Partnership	—	374,193	—	374,193
Time Deposits	30,104	—	—	30,104
U.S. Treasury Obligation	—	4,783	—	4,783
Total Investments in Securities	$1,698,906	$3,046,969	$8	$4,745,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(447)	$—	$—	$(447)
Forwards Contracts *	—	475	—	475
Total Other Financial Instruments	$(447)	$475	$—	$28

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	8

Ending balance as of November 30, 2011	$8

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(33)

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.7%

Australia — 4.8%
BGP Holdings *	4,500	$—
BHP Billiton	15,165	568
BHP Billiton ADR	4,300	323
Caltex Australia	7,465	102
Commonwealth Bank of Australia	3,647	182
Iluka Resources	2,760	45
National Australia Bank	6,629	166
Rio Tinto	3,795	258
Santos	15,426	215
Suncorp Group	5,590	49
Telstra	20,700	68
WDS	17,485	11
Westpac Banking	134	3
Woodside Petroleum	6,600	230

		2,220

Austria — 1.7%
Conwert Immobilien Invest	12,203	142
Erste Group Bank	6,259	109
Schoeller-Bleckmann Oilfield Equipment	5,091	453
Strabag	1,589	48
Voestalpine	1,070	31

		783

Belgium — 0.1%
KBC Groep	2,998	33
Recticel	5,843	32

		65

Brazil — 2.8%
Amil Participacoes	30,700	286
Banco Bradesco ADR	12,100	200
BM&F Bovespa	27,499	151
BRF - Brasil Foods	2,700	53
Cia Vale do Rio Doce ADR, Cl B	10,593	246
Embraer ADR	4,952	127
Natura Cosmeticos	6,765	136
Tim Participacoes ADR	5,339	127

		1,326

Canada — 4.6%
Barrick Gold	500	27
Brookfield Real Estate Services	2,000	26
Canadian National Railway	3,204	248
Canadian Natural Resources	5,273	199
Canadian Oil Sands	1,062	22
Cenovus Energy	4,974	167
Cogeco	400	20
Domtar	479	38
Enbridge	9,420	335
Goldcorp	3,140	169
High Liner Foods	400	6
Imperial Oil	1,700	73
Magellan Aerospace *	1,300	4
Magna International, Cl A	3,000	107
Nexen	9,406	157
Nordion	3	—
Onex	100	3
Petrominerales	1,006	20
Potash Corp of Saskatchewan	6,138	266

Description	Shares	Market Value ($ Thousands)
Potash Saskatchewan	1,038	$45
Primero Mining, Cl Common Subscription Recei *	11,900	41
Rogers Communications, Cl B	3,800	141
Tembec *	1,000	3

		2,117

China — 4.7%
Agricultural Bank of China	10,000	4
Anhui Conch Cement	66,000	215
Baidu ADR *	480	63
Bank of China	412,000	134
China Life Insurance	43,367	117
China Merchants Bank	166,975	315
China Oilfield Services	147,800	229
China Shipping Container Lines *	213,000	42
China Telecom	62,000	38
CITIC Securities * (A)	5,900	10
Industrial & Commercial Bank of China	550,758	321
Mindray Medical International ADR	6,800	183
Sinopharm Group	44,825	109
Tencent Holdings	6,064	118
Weichai Power	59,000	276

		2,174

Colombia — 0.5%
BanColombia ADR, Cl R	3,900	225
Ecopetrol ADR	352	15

		240

Cyprus — 0.1%
Bank of Cyprus	49,690	36

Czech Republic — 0.2%
Komercni Banka	500	83

Denmark — 1.1%
AP Moller - Maersk, Cl B	29	199
Novo-Nordisk, Cl B	2,927	333

		532

Finland — 0.0%
Norvestia, Cl B	38	—

France — 3.7%
Air Liquide	2,058	261
Arkema	611	45
AXA	9,963	145
BNP Paribas	2,561	102
Danone	980	65
Les Nouveaux Constructeurs Investissement	2,195	15
LVMH Moet Hennessy Louis Vuitton	2,218	350
Natixis	175	—
Peugeot	3,938	74
Publicis Groupe	4,210	201
Sanofi-Aventis	4,226	296
Societe Generale	3,201	78
Vallourec	1,300	89

1	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Vivendi	588	$14

		1,735

Germany — 5.6%
Adidas	4,495	318
Allianz	1,779	185
Aurelius	449	15
BASF	5,917	433
Bayer	2,006	132
Bayerische Motoren Werke	1,978	150
E.ON	2,783	69
Fresenius Medical Care	5,122	352
Infineon Technologies	2,341	20
Leifheit	196	5
SAP	9,405	564
Siemens	2,715	275
Suedzucker	1,130	36
Volkswagen	157	24

		2,578

Greece — 0.0%
OPAP	901	8

Hong Kong — 3.6%
AIA Group	31,600	99
Alco Holdings	42,000	14
Allan International Holdings	11,683	3
China Mobile	22,500	222
China Unicom	28,000	61
CLP Holdings	2,500	22
CNOOC	125,412	243
First Pacific	56,000	63
Hong Kong Exchanges and Clearing	14,121	233
Hong Kong Ferry Holdings	10,000	8
Hongkong Land Holdings	14,000	65
Jardine Strategic Holdings	1,842	55
Lenovo Group	72,000	51
Melco Crown Entertainment ADR*	2,920	29
Orient Overseas International	46,500	215
Pacific Textile Holdings	75,000	48
Power Assets Holdings	10,000	75
SJM Holdings	39,000	67
TAI Cheung Holdings	25,000	16
Wing On International	30,111	59
Yue Yuen Industrial Holdings	11,500	34

		1,682

India — 0.2%
ICICI Bank ADR	3,900	114

Indonesia — 0.2%
Asahimas Flat Glass	3,000	3
Bank Rakyat Indonesia Persero	72,000	53
Indosat	83,000	50

		106

Ireland — 0.7%
Covidien	3,736	170

Description	Shares	Market Value ($ Thousands)
ICON ADR *	10,233	$174

		344

Israel — 1.2%
Ceragon Networks *	9,659	77
Check Point Software Technologies *	3,810	211
Teva Pharmaceutical Industries ADR	6,475	257

		545

Italy — 0.4%
Danieli & C Officine Meccaniche	620	14
Enel	33,760	144
Exor	965	21
Lottomatica *	1,586	24
UniCredito Italiano	4,760	5

		208

Japan — 12.3%
Aeon	1,300	18
Arc Land Sakamoto	4,500	77
Asahi Kogyosha	7,000	29
AT-Group	2,000	25
Belluna	5,450	41
Best Denki	14,000	38
Brother Industries	7,700	104
Canon	4,667	209
C’BON COSMETICS	200	4
Century Tokyo Leasing	2,900	57
Chuo Spring	3,000	10
Daihatsu Motor	3,500	61
Dai-ichi Life Insurance	95	106
Daito Trust Construction	700	62
Daiwa House Industry	4,000	48
Denso	8,500	243
Faith	198	22
FamilyMart	1,000	40
FANUC	1,699	279
Fields	16	24
First Juken	300	2
Fujitec	4,000	22
Futaba Industrial	11,000	67
Gamecard-Joyco Holdings	1,000	14
Happinet	4,200	38
Hinokiya Holdings	600	8
HIS	5,200	129
Hitachi	71,000	394
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	15
Hokuriku Gas	5,000	13
Honda Motor ADR	8,400	266
IT Holdings	200	2
Itfor	1,800	6
JGC	2,000	50
Kamei	4,000	36
KDDI	30	199
Keiyo Gas	1,000	4
Kikuchi	600	8
Komatsu	14,631	374
KRS	900	10
K’s Holdings	4,600	181

2	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Maruzen -General Commercial Kitchen Appliances & Equipment	2,000	$13
MCJ	4,000	6
Mitani	4,800	56
Mitsubishi Estate	4,000	67
Mitsubishi UFJ Financial Group	106,453	466
Murakami	1,000	10
Nagawa	300	3
Nakano	2,500	5
Nichireki	4,000	20
NIFTY	20	24
Nippon Steel	69,000	167
Nippon Telegraph & Telephone	5,400	266
Nisshin Fudosan	4,800	27
Nissin Sugar Holdings *	2,300	46
Nittan Valve	1,300	4
Obayashi Road	8,000	19
Pacific Industrial	4,000	18
Raysum	28	3
San-Ai Oil	3,000	12
Sanoh Industrial	800	6
Sanrio	1,400	73
Secom	6,100	275
Seino Holdings	20,000	145
Senshu Electric	1,600	19
Shidax	2,600	11
Shoei Foods	100	1
Soken Chemical & Engineering	700	6
Starts	1,500	7
Sumitomo Mitsui Financial Group	100	3
Takagi Securities	5,000	4
Takano	800	4
Takeda Pharmaceutical	800	33
TBK	2,000	9
Tokai	4,200	95
Tokyu Construction	44,750	111
Toyota Motor	7,724	254
Toyota Tsusho	200	3
West Japan Railway	297	12
Yachiyo Industry	600	3
Yamato Holdings	2,100	34
Yamato International	600	3
Yellow Hat	1,000	17

		5,700

Malaysia — 0.3%
DRB-Hicom	151,100	99
Hong Leong Financial Group	7,200	26

		125

Mexico — 1.9%
Alfa, Cl A	4,500	53
America Movil, Ser L	70,400	84
Fomento Economico Mexicano ADR	1,070	73
Fomento Economico Mexicano	1,700	12
Gruma, Ser B, Cl B *	81,000	167
Grupo Elektra	2,303	226
Grupo KUO De	9,900	14
Grupo Simec, Ser B, Cl B *	5,900	14
Industrias Bachoco	4,617	8
Industrias Bachoco ADR	587	12

Description	Shares	Market Value ($ Thousands)
Wal-Mart de Mexico	78,005	$211

		874

Netherlands — 2.7%
Core Laboratories	4,540	527
European Aeronautic Defense and Space	7,098	213
ING Groep *	21,311	166
Royal KPN	10,335	127
Unilever	3,980	136
Yandex, Cl A *	3,414	75

		1,244

New Zealand — 0.2%
Chorus *	7,146	18
Telecom of New Zealand	35,732	57
		75
Norway — 1.0%
DnB	26,850	275
Norsk Hydro	26,958	130
Yara International	1,360	55

		460

Peru — 0.1%
Credicorp	490	53
Poland — 0.8%
Getin Holding *	3,605	7
KGHM Polska Miedz	3,614	144
Polski Koncern Naftowy Orlen	9,007	109
Tauron Polska Energia	54,387	89

		349

Russia — 0.2%
NovaTek OAO GDR	400	61
Surgutneftegaz ADR	3,407	32

		93

Singapore — 1.5%
Bukit Sembawang Estates	11,000	36
DBS Group Holdings	19,000	189
Golden Agri-Resources	8,000	4
GP Batteries International	17,000	13
Hiap Seng Engineering	16,647	3
Ho Bee Investment	16,000	15
Keppel	7,000	52
Oversea-Chinese Banking	2,000	13
Popular Holdings	41,000	5
QAF	39,000	18
United Industrial	89,000	191
United Overseas Bank	7,000	85
Wilmar International	13,000	53

		677

South Africa — 0.3%
Exxaro Resources	2,230	50
MTN Group	4,320	78

		128

South Korea — 3.3%
Dae Han Flour Mills	108	13
Hana Financial Group	370	13
Hanjin Shipping	6,616	51

3	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Shares	Market Value ($ Thousands)
Hyundai Hysco	1,030	$39
Hyundai Motor	723	141
Ilshin Spinning	222	17
Kia Motors	3,895	248
Kolon Industries	480	9
Korea Zinc	131	40
KyungDong City Gas	297	13
NCSoft	155	42
Nexen	1,031	73
Nong Shim Holdings	604	27
POSCO	326	110
Samsung Electronics	439	400
SK Holdings	926	121
Taekwang Industrial	129	146
YESCO	1,030	22

		1,525

Spain — 0.8%
Banco Pastor	23	—
Mapfre	68,665	230
Telefonica	7,419	140

		370

Sweden — 2.3%
Billerud	1,324	11
Getinge, Cl B	10,791	279
Hennes & Mauritz, Cl B	8,933	285
Nordea Bank	2,650	21
Sandvik	4,600	59
Svenska Cellulosa, Cl B	243	4
Svenska Handelsbanken, Cl A	2,500	66
Swedbank, Cl A	4,960	67
Telefonaktiebolaget LM Ericsson ADR	23,700	252

		1,044

Switzerland — 5.1%
Clariant	2,237	22
Credit Suisse Group	7,458	181
Credit Suisse Group ADR	6,900	167
Julius Baer Group	3,760	135
Nestle	7,800	439
Novartis	6,931	376
Novartis ADR	3,400	184
Roche Holding	2,802	447
Schindler Holding	479	58
Swatch Group, Cl B	490	192
Transocean	3,600	154

		2,355

Taiwan — 2.3%
Advanced Semiconductor Engineering ADR	59,787	269
Asia Polymer	37,500	38
Asustek Computer	1,647	12
Chunghwa Telecom ADR	6,563	219
CMC Magnetics *	78,000	13
Elitegroup Computer Systems	52,000	11
Formosa Chemicals & Fibre	5,000	13
Formosa Petrochemical	7,000	22
High Tech Computer	12,740	210
Hiwin Technologies	3,090	26
HON HAI Precision Industry	7,392	20
Mega Financial Holding	94,860	63

Description	Shares	Market Value ($ Thousands)
Nan Ya Plastics	6,000	$11
Pegatron	3,633	4
Quanta Computer	8,000	16
United Microelectronics ADR	41,062	94
Yageo	72,000	21
Zenitron	23,000	14

		1,076

Thailand — 0.7%
Bangchak Petroleum	7,700	4
Charoen Pokphand Foods	89,600	97
Siam Commercial Bank	14,300	51
Total Access Communication	73,200	192

		344

Turkey — 0.9%
Akbank	49,934	177
Turkiye Garanti Bankasi	58,507	201
Turkiye Halk Bankasi	8,920	54

		432

United Kingdom — 16.6%
ARM Holdings	14,679	138
ARM Holdings ADR	19,600	554
AstraZeneca	6,499	300
Aviva	10,955	54
BAE Systems	3,357	14
Barclays	19,305	56
BG Group	22,666	487
BHP Billiton	5,925	183
BP	21,255	154
BP PLC ADR	4,764	207
British American Tobacco	11,108	517
British Land ‡	6,610	52
Carnival	7,431	257
Dart Group	7,297	8
Diageo	18,075	388
HSBC Holdings	34,896	273
Imperial Tobacco Group	7,847	283
Johnson Service Group	14,781	6
Kingfisher	57,067	231
Legal & General Group	24,658	41
Meggitt	12,990	78
Pearson	14,309	261
QinetiQ	2,709	5
Reckitt Benckiser Group	5,802	295
Rio Tinto	5,500	290
Rio Tinto ADR	6,200	329
Rolls-Royce Holdings	13,360	154
Royal Bank of Scotland Group *	208,913	70
SABMiller	4,460	158
Shire	15,629	527
Standard Chartered	14,098	308
Subsea 7	7,300	144
Tesco	61,705	395
Unilever ADR	7,900	266
Vodafone Group	71,340	194

		7,677

United States — 2.2%
Apple *	139	53
Capital One Financial	4,071	182
Carnival	5,900	196
Chevron	305	31

4	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
ConocoPhillips		1,867	$133
Discover Financial Services		508	12
Everest Re Group		2,800	246
Golden Star Resources *		1,195	3
Philip Morris International		2,033	155

			1,011

Total Common Stock (Cost $45,313) ($ Thousands)			42,508

PREFERRED STOCK — 1.4%

Brazil — 0.7%
Cia de Bebidas das Americas ADR		4,472	154
Itau Unibanco Holding ADR		10,000	178

			332

Germany — 0.7%
Hugo Boss		420	38
RWE		88	3
Volkswagen		1,648	285
WMF Wuerttembergische Metallwarenfabrik		186	7

			333

Total Preferred Stock (Cost $567) ($ Thousands)			665

EXCHANGE TRADED FUND — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets Index Fund		7,700	309

Total Exchange Traded Fund (Cost $357) ($ Thousands)			309

TIME DEPOSITS — 2.4%

United States — 2.4%
Brown Brothers Harriman
4.850%, 12/01/11	ZAR	—	—
3.783%, 12/01/11	AUD	54	55
1.750%, 12/01/11	NZD	4	3
1.064%, 12/01/11	SEK	97	14
0.950%, 12/01/11	NOK	53	9
0.250%, 12/01/11	CAD	60	59
0.137%, 12/01/11	DKK	83	15
0.099%, 12/01/11	GBP	45	71
0.096%, 12/01/11	EUR	85	115
0.030%, 12/01/11		645	645
0.010%, 12/01/11	JPY	5,692	73
0.010%, 12/01/11	SGD	11	9
0.005%, 12/01/11	CHF	23	25
0.005%, 12/01/11	HKD	129	17

Total Time Deposits (Cost $1,110) ($ Thousands)			1,110

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.040% †**		1,603,340	1,603

Description	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)
Total Cash Equivalent (Cost $1,603) ($ Thousands)		$1,603

U.S. TREASURY OBLIGATIONS (B) (C) — 0.8%
U.S. Treasury Bills
0.072%, 08/23/12	$15	15
0.059%, 06/28/12	208	208
0.031%, 12/15/11	175	175

Total U.S. Treasury Obligations (Cost $398) ($ Thousands)		398

Total Investments — 100.5% (Cost $49,348)($ Thousands)		$46,593

The open futures contracts held by the Fund at November 30, 2011, is as follows:

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	11	Dec-2011	$10
FTSE 100 Index	3	Dec-2011	3
Hang Seng Index	1	Dec-2011	3
S&P/TSX 60 Index	2	Dec-2011	1
SPI 200 Index	2	Dec-2011	(5)
Topix Index	5	Dec-2011	(17)

			$(5)

For the period ended November 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/23/11-5/9/12	EUR	1,060	USD	1,436	$7

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
SSB (State Street)	(1,429)	1,436	$7

For the period ended November 30, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $46,366 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2011.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 5).
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase. (C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

5	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2011

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,977	$31,531	$—	$42,508
Preferred Stock	332	333	—	665
Exchange Traded Fund	309	—	—	309
Time Deposits	1,110	—	—	1,110
Cash Equivalent	1,603	—	—	1,603
U.S. Treasury Obligations	—	398	—	398

Total Investments in Securities	$14,331	$32,262	$—	$46,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(5)	$—	$—	$(5)
Forwards Contracts *	—	7	—	7

Total Other Financial Instruments	$(5)	$7	$—	$2

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2011, there were significant transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the period ended November 30, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust/ Semi-Annual Report/ November 30, 2011

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended November 30, 2011.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 30, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: January 30, 2012